UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Emerging Markets Value Fund,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

Continued

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Continued

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

v

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities”
are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(y)	The rate shown is the effective yield.
(v)	The variable rate shown is effective as of April 30, 2010.
(g)	Face Amount denominated in British Pounds.
(e)	Face Amount denominated in Euro.
(u)	Face Amount denominated in United States Dollars.
❖	Security segregated as collateral for the Open Futures Contracts.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Enhanced U.S. Large Company Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,160.60	0.27%	$1.45
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.46	0.27%	$1.35

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,228.90	0.28%	$1.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,337.00	0.49%	$2.84
Class R2 Shares	$1,000.00	$1,334.00	0.64%	$3.70
Institutional Class Shares	$1,000.00	$1,336.40	0.38%	$2.20
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.36	0.49%	$2.46
Class R2 Shares	$1,000.00	$1,021.62	0.64%	$3.21
Institutional Class Shares	$1,000.00	$1,022.91	0.38%	$1.91

U.S. Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,346.20	0.53%	$3.08
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.53%	$2.66

U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,208.20	0.20%	$1.10
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.80	0.20%	$1.00

U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,225.60	0.23%	$1.27
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15

U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,265.90	0.34%	$1.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71

U.S. Small Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,304.90	0.38%	$2.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.91	0.38%	$1.91

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Micro Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,299.50	0.53%	$3.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.53%	$2.66

DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,346.60	0.33%	$1.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.16	0.33%	$1.66

Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,044.30	0.30%	$1.52
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.31	0.30%	$1.51

International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,065.00	0.40%	$2.05
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,094.60	0.55%	$2.86
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.07	0.55%	$2.76

Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,066.80	0.58%	$2.97
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.92	0.58%	$2.91

Asia Pacific Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,132.90	0.63%	$3.33
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.67	0.63%	$3.16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,091.50	0.60%	$3.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01

Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,050.40	0.59%	$3.00
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,036.10	0.40%	$2.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

DFA Global Real Estate Securities Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,193.20	0.40%	$2.18
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,081.20	0.69%	$3.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.37	0.69%	$3.46

International Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,076.20	0.54%	$2.78
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71

Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,143.70	0.59%	$3.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

Emerging Markets Small Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,196.90	0.76%	$4.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.03	0.76%	$3.81

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,162.80	0.64%	$3.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.62	0.64%	$3.21

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

***

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Master Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Cap Value Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%

FUND OF FUNDS

International Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIO

Enhanced U.S. Large Company Portfolio
Corporate	18.6%
Government	24.5%
Foreign Corporate	18.6%
Foreign Government	31.1%
Supranational	7.2%

100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Targeted Value Portfolio
Consumer Discretionary	18.1%
Consumer Staples	3.4%
Energy	9.0%
Financials	26.3%
Health Care	7.2%
Industrials	14.6%
Information Technology	13.6%
Materials	6.9%
Telecommunication Services	0.6%
Utilities	0.3%

100.0%

U.S. Core Equity 2 Portfolio
Consumer Discretionary	15.8%
Consumer Staples	6.4%
Energy	9.8%
Financials	19.8%
Health Care	9.8%
Industrials	13.9%
Information Technology	13.9%
Materials	5.4%
Other	—
Telecommunication Services	2.8%
Utilities	2.4%

100.0%

U.S. Micro Cap Portfolio
Consumer Discretionary	18.8%
Consumer Staples	4.5%
Energy	4.0%
Financials	14.0%
Health Care	14.5%
Industrials	16.7%
Information Technology	20.4%
Materials	4.4%
Other	—
Telecommunication Services	1.1%
Utilities	1.6%

100.0%

U.S. Small Cap Value Portfolio
Consumer Discretionary	19.9%
Consumer Staples	2.6%
Energy	8.8%
Financials	23.1%
Health Care	5.5%
Industrials	18.7%
Information Technology	14.1%
Materials	7.1%
Other	—
Telecommunication Services	0.2%
Utilities	—

100.0%

U.S. Vector Equity Portfolio
Consumer Discretionary	17.4%
Consumer Staples	4.8%
Energy	9.5%
Financials	24.2%
Health Care	8.5%
Industrials	13.5%
Information Technology	13.2%
Materials	5.6%
Other	—
Telecommunication Services	2.0%
Utilities	1.3%

100.0%

DFA Real Estate Securities Portfolio
Real Estate Investment Trusts	100.0%

100.0%

U.S. Core Equity 1 Portfolio
Consumer Discretionary	14.2%
Consumer Staples	7.9%
Energy	9.5%
Financials	16.8%
Health Care	11.0%
Industrials	12.9%
Information Technology	16.8%
Materials	5.0%
Other	—
Telecommunication Services	2.4%
Utilities	3.5%

100.0%

U.S. Small Cap Portfolio
Consumer Discretionary	18.9%
Consumer Staples	3.3%
Energy	5.5%
Financials	13.6%
Health Care	13.3%
Industrials	17.4%
Information Technology	19.5%
Materials	5.3%
Other	0.1%
Telecommunication Services	0.9%
Utilities	2.2%

100.0%

Large Cap International Portfolio
Consumer Discretionary	9.5%
Consumer Staples	9.4%
Energy	10.1%
Financials	24.6%
Health Care	7.5%
Industrials	11.7%
Information Technology	5.5%
Materials	11.4%
Other	—
Telecommunication Services	5.1%
Utilities	5.2%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Core Equity Portfolio
Consumer Discretionary	14.0%
Consumer Staples	6.6%
Energy	8.2%
Financials	24.4%
Health Care	4.1%
Industrials	17.4%
Information Technology	5.9%
Materials	13.8%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	2.9%
Utilities	2.7%

100.0%

DFA International Real Estate Securities Portfolio
Financials	—
Other	0.1%
Real Estate Investment Trusts	99.9%

100.0%

DFA International Small Cap Value Portfolio
Consumer Discretionary	19.6%
Consumer Staples	6.2%
Energy	5.4%
Financials	18.3%
Health Care	2.1%
Industrials	23.6%
Information Technology	5.2%
Materials	18.9%
Other	—
Real Estate Investment Trusts	0.1%
Telecommunication Services	0.4%
Utilities	0.2%

100.0%

International Vector Equity Portfolio
Consumer Discretionary	15.6%
Consumer Staples	5.5%
Energy	7.1%
Financials	23.6%
Health Care	3.5%
Industrials	19.0%
Information Technology	6.4%
Materials	16.0%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	1.8%
Utilities	1.5%

100.0%

Emerging Markets Core Equity Portfolio
Consumer Discretionary	9.5%
Consumer Staples	6.9%
Energy	11.0%
Financials	22.6%
Health Care	2.6%
Industrials	11.5%
Information Technology	10.6%
Materials	16.6%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	5.1%
Utilities	3.5%

100.0%

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (64.9%)
AUSTRALIA — (1.8%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,000	$1,041,470
Commonwealth Bank of Australia
(u) 4.750%, 01/27/11	434	445,607
Macquarie Bank, Ltd.
(u) 2.600%, 01/20/12	1,449	1,486,244

TOTAL AUSTRALIA		2,973,321

AUSTRIA — (1.3%)
Oesterreichische Volksbanken AG
3.000%, 02/09/12	1,600	2,187,290

CANADA — (15.2%)
Bank of Nova Scotia Floating Rate Note
(r)(u)0.502%, 03/05/12	4,000	3,998,164
British Columbia, Province of Canada
5.750%, 01/09/12	4,500	4,708,432
Canada Housing Trust
4.600%, 09/15/11	3,700	3,784,323
Canadian Government Bond
1.250%, 12/01/11	2,500	2,442,336
Ontario, Province of Canada
4.400%, 12/02/11	4,400	4,498,457
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,500	1,583,972
(e) 5.750%, 07/25/11	2,000	2,800,338
Royal Bank of Canada Floating Rate Note
(r)(u) 0.364%, 01/27/12	100	100,000
Toronto-Dominion Bank (The)
(g) 6.875%, 06/24/11	650	1,051,508

TOTAL CANADA		24,967,530

DENMARK — (1.9%)
Denmark Government International Bond
(u) 1.875%, 03/16/12	3,000	3,038,700

FINLAND — (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u) 0.564%, 02/01/12	500	499,827

	Face Amount^	Value†
	(000)
FRANCE — (2.6%)
Agence Francaise de Developpement
(u) 4.125%, 06/24/11	1,500	$1,551,297
Societe Financement del’Economie Francaise
3.500%, 11/24/11	2,000	2,762,887

TOTAL FRANCE		4,314,184

GERMANY — (6.3%)
IKB Deutsche Industriebank AG
2.875%, 01/27/12	1,500	2,055,837
Kreditanstalt fuer Wiederaufbau
(g) 4.375%, 03/07/11	600	944,366
(u) 2.250%, 04/16/12	2,500	2,553,915
Landwirtschaftliche Rentenbank
(g) 5.250%, 01/18/12	2,915	4,749,679

TOTAL GERMANY		10,303,797

JAPAN — (1.9%)
Development Bank of Japan
(e) 5.625%, 08/02/11	1,500	2,099,591
Japan Finance Corp.
(u) 2.000%, 06/24/11	1,000	1,008,031

TOTAL JAPAN		3,107,622

NETHERLANDS — (5.8%)
Bank Nederlandse Gemeenten
(u) 2.250%, 01/17/12	3,000	3,058,089
(g) 5.750%, 03/07/12	521	854,114
Nederlandse Waterschapsbank
(u) 2.875%, 06/16/11	4,000	4,084,568
Rabobank Nederland
(g) 5.000%, 04/11/11	1,000	1,580,596

TOTAL NETHERLANDS		9,577,367

NORWAY — (2.5%)
Kommunalbanken
(u) 3.250%, 06/15/11	4,000	4,108,600

SPAIN — (0.6%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,000	1,005,200

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.8%)
European Investment Bank
(u) 3.250%, 10/14/11	1,000	$1,033,918
(u) 4.625%, 03/21/12	3,100	3,312,883
European Union
(e) 3.250%, 12/09/11	1,000	1,379,634
Inter-American Development Bank
(u) 5.000%, 04/05/11	1,500	1,560,459
Nordic Investment Bank
(u) 4.875%, 03/15/11	3,840	3,987,690

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		11,274,584

SWEDEN — (0.6%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	1,000	1,045,947

UNITED KINGDOM — (5.9%)
Bank of Scotland P.L.C.
4.625%, 11/04/11	2,000	3,199,257
BP Capital Markets P.L.C. Floating Rate Note
(r)(u)1.258%, 03/17/11	2,000	2,017,350
Clydesdale Bank P.L.C.
3.375%, 12/09/11	800	1,263,615
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	2,000	3,194,865

TOTAL UNITED KINGDOM		9,675,087

UNITED STATES — (11.4%)
Barclays Bank P.L.C. Floating Rate Note
(r) 0.530%, 01/14/11	$1,000	999,988
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.430%, 02/10/12	4,000	4,011,888
CME Group, Inc. Floating Rate Note
(r) 0.899%, 08/06/10	4,000	4,006,580
General Electric Capital Corp. Floating Rate Note
(r) 0.699%, 02/01/11	2,000	2,002,946
(r) 0.332%, 06/06/11	1,000	998,135

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	$1,000	$1,589,210
JPMorgan Chase & Co. Floating Rate Note
(r) 1.007%, 06/13/11	1,800	1,812,411
Procter & Gamble International Funding Floating Rate Note
(r) 0.259%, 05/07/10	400	399,999
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.307%, 06/16/10	1,000	999,930
(r) 0.392%, 10/04/11	2,000	1,999,790

TOTAL UNITED STATES		18,820,877

TOTAL BONDS		106,899,933

AGENCY OBLIGATIONS — (17.7%)
Federal Farm Credit Bank
1.125%, 10/03/11	2,000	2,007,154
Federal Home Loan Bank
1.375%, 05/16/11	1,500	1,511,951
3.750%, 09/09/11	2,000	2,079,942
3.625%, 09/16/11	4,200	4,367,849
Federal Home Loan Bank Discount Note
(y)❖ 0.173%, 06/17/10	11,000	10,997,915
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	1,000	1,060,202
Federal Home Loan Mortgage Corporation Discount Note
(y) 0.150%, 06/15/10	4,000	3,999,250
Federal National Mortgage Association
3.375%, 05/19/11	3,000	3,088,242

TOTAL AGENCY OBLIGATIONS		29,112,505

U.S. TREASURY OBLIGATIONS — (1.2%)
U.S. Treasury Note
1.750%, 11/15/11	2,000	2,031,640

COMMERCIAL PAPER — (10.6%)
Hewlett-Packard Co.
0.190%, 05/10/10	4,000	3,999,810
Nestle Capital Corp.
0.169%, 05/25/10	2,000	1,999,837
Oesterreich Kontrollbank
0.230%, 07/08/10	2,000	1,998,946
0.270%, 07/22/10	1,000	999,313

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Sheffield Receivables Corp.
0.230%, 06/11/10	$4,500	$ 4,498,573
Societe de Prise de Participationde l’Etat
0.195%, 05/20/10	4,000	3,999,569

TOTAL COMMERCIAL PAPER		17,496,048

	Shares
EXCHANGE-TRADED FUND — (3.2%)
UNITED STATES — (3.2%)
SPDR Trust Series I	44,100	5,241,726

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $3,730,000 FHLMC 5.00%, 10/15/24, valued at $4,005,088) to be repurchased at $3,942,062	$3,942	$ 3,942,000

TOTAL INVESTMENTS — (100.0%) (Cost $164,256,128)		$164,723,852

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$106,899,933	—	$106,899,933
Agency Obligations	—	29,112,505	—	29,112,505
U.S. Treasury Obligations	—	2,031,640	—	2,031,640
Commercial Paper	—	17,496,048	—	17,496,048
Exchange-Traded Fund	$5,241,726	—	—	5,241,726
Temporary Cash Investments	—	3,942,000	—	3,942,000
Other Financial Instruments**	7,260,888	257,494	—	7,518,381

TOTAL	$12,502,614	$159,739,620	—	$172,242,233

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$7,070,954,960

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,185,775,235)	$7,070,954,960

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$7,070,954,960	—	—	$7,070,954,960

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.4%)
Consumer Discretionary — (15.4%)
#Cinemark Holdings, Inc.	382,492	$6,984,304	0.3%
Dillard’s, Inc.	240,649	6,757,424	0.3%
#*Gaylord Entertainment Co.	204,517	6,902,449	0.3%
#Jarden Corp.	239,973	7,707,933	0.3%
*Liberty Media Corp. Capital Series A	166,331	7,363,473	0.3%
#*Royal Caribbean Cruises, Ltd.	278,627	9,985,992	0.4%
#Whirlpool Corp.	110,030	11,978,966	0.5%
#Wyndham Worldwide Corp.	271,939	7,290,685	0.3%
Other Securities		369,569,431	15.3%

Total Consumer Discretionary		434,540,657	18.0%

Consumer Staples — (2.9%)
*Constellation Brands, Inc. Class A	389,483	7,115,854	0.3%
#*Smithfield Foods, Inc.	419,475	7,860,962	0.3%
Other Securities		67,576,668	2.8%

Total Consumer Staples		82,553,484	3.4%

Energy — (7.7%)
#Cimarex Energy Co.	126,477	8,610,554	0.3%
#Overseas Shipholding Group, Inc.	145,848	7,301,151	0.3%
#Pioneer Natural Resources Co.	149,975	9,617,897	0.4%
Sunoco, Inc.	212,272	6,958,276	0.3%
Other Securities		183,165,931	7.6%

Total Energy		215,653,809	8.9%

Financials — (22.4%)
American Financial Group, Inc.	248,114	7,301,995	0.3%
#*AmeriCredit Corp.	308,822	7,393,199	0.3%
Assurant, Inc.	266,924	9,724,041	0.4%
#Astoria Financial Corp.	478,359	7,720,714	0.3%
*Conseco, Inc.	1,229,638	7,254,864	0.3%
First American Corp.	218,380	7,549,397	0.3%
First Niagara Financial Group, Inc.	492,124	6,840,524	0.3%
*Genworth Financial, Inc.	545,763	9,016,005	0.4%
#Huntington Bancshares, Inc.	1,239,796	8,393,419	0.4%
#*MGIC Investment Corp.	790,073	8,240,461	0.3%
NewAlliance Bancshares, Inc.	537,373	7,001,970	0.3%
#Old Republic International Corp.	511,867	7,683,124	0.3%
Radian Group, Inc.	524,943	7,448,941	0.3%
Reinsurance Group of America, Inc.	153,401	7,920,094	0.3%
RenaissanceRe Holdings, Ltd.	128,674	7,199,310	0.3%
#Susquehanna Bancshares, Inc.	678,399	7,394,549	0.3%
Transatlantic Holdings, Inc.	140,003	6,962,349	0.3%
Umpqua Holdings Corp.	519,273	7,757,939	0.3%
Webster Financial Corp.	409,887	8,492,859	0.4%
#Whitney Holding Corp.	533,457	7,308,361	0.3%
#Zions Bancorporation	262,502	7,541,682	0.3%
Other Securities		468,870,771	19.4%

Total Financials		631,016,568	26.1%

Health Care — (6.2%)
*Community Health Systems, Inc.	178,748	7,303,643	0.3%
*Coventry Health Care, Inc.	317,536	7,538,305	0.3%
#Omnicare, Inc.	250,849	6,971,094	0.3%
Other Securities		151,270,087	6.3%

Total Health Care		173,083,129	7.2%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.5%)
#*Avis Budget Group, Inc.	578,582	$8,748,160	0.4%
#*Owens Corning	231,002	8,034,250	0.3%
#Trinity Industries, Inc.	284,198	7,073,688	0.3%
Other Securities		327,161,219	13.5%

Total Industrials		351,017,317	14.5%

Information Technology — (11.6%)
*Arrow Electronics, Inc.	242,217	7,387,618	0.3%
*IAC/InterActiveCorp	329,849	7,395,215	0.3%
*Ingram Micro, Inc.	396,212	7,195,210	0.3%
*Sandisk Corp.	171,319	6,833,915	0.3%
*Tech Data Corp.	261,278	11,208,826	0.5%
Other Securities		286,008,379	11.8%

Total Information Technology		326,029,163	13.5%

Materials — (5.9%)
Ashland, Inc.	116,330	6,928,615	0.3%
*Century Aluminum Co.	556,132	7,496,659	0.3%
#*Domtar Corp.	107,587	7,621,463	0.3%
#MeadWestavco Corp.	313,877	8,528,038	0.4%
Other Securities		135,244,655	5.6%

Total Materials		165,819,430	6.9%

Telecommunication Services — (0.5%)
Other Securities		14,561,057	0.6%

Utilities — (0.3%)
Other Securities		7,424,206	0.3%

TOTAL COMMON STOCKS		2,401,698,820	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		4,100	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,220,000 FHLMC 4.00%, 12/15/38, valued at $9,600,325) to be repurchased at $9,458,150	$9,458	9,458,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§ @ DFA Short Term Investment Fund	381,078,808	381,078,808	15.8%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $12,944,503 FHLMC 3.853%(r), 03/01/40 & FNMA 2.784%(r), 12/01/34, valued at $13,054,887) to be repurchased at $ 12,674,834	$12,675	12,674,647	0.5%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $13,858,489 FNMA 5.000%, 04/01/23 & 6.000%, 01/01/48, valued at $8,368,695) to be repurchased at $8,123,962	$8,124	$8,123,827	0.3%

TOTAL SECURITIES LENDING COLLATERAL		401,877,282	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $2,410,946,383)		$2,813,038,202	116.4%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$434,532,927	$7,730	—	$434,540,657
Consumer Staples	82,553,484	—	—	82,553,484
Energy	215,653,809	—	—	215,653,809
Financials	631,016,568	—	—	631,016,568
Health Care	173,083,129	—	—	173,083,129
Industrials	351,017,317	—	—	351,017,317
Information Technology	326,026,213	2,950	—	326,029,163
Materials	165,819,430	—	—	165,819,430
Telecommunication Services	14,561,057	—	—	14,561,057
Utilities	7,424,206	—	—	7,424,206
Rights/Warrants	4,100	—	—	4,100
Temporary Cash Investments	—	9,458,000	—	9,458,000
Securities Lending Collateral	—	401,877,282	—	401,877,282

TOTAL	$2,401,692,240	$411,345,962	—	$2,813,038,202

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.7%)
Consumer Discretionary — (17.0%)
#American Greetings Corp. Class A	1,895,583	$46,555,518	0.6%
*Dana Holding Corp.	2,883,589	38,524,749	0.5%
#Dillard’s, Inc.	1,471,963	41,332,721	0.6%
#Foot Locker, Inc.	2,168,799	33,291,065	0.5%
#*Gaylord Entertainment Co.	1,155,083	38,984,051	0.5%
#Jarden Corp.	1,478,372	47,485,309	0.7%
Jones Apparel Group, Inc.	1,567,627	34,111,564	0.5%
*Liberty Media Corp. Capital Class A	720,039	31,876,127	0.4%
#*Saks, Inc.	3,346,439	32,627,780	0.4%
#Scholastic Corp.	1,578,517	42,635,744	0.6%
*TRW Automotive Holdings Corp.	1,014,513	32,677,464	0.4%
Other Securities		1,046,684,853	14.2%

Total Consumer Discretionary		1,466,786,945	19.9%

Consumer Staples — (2.3%)
#Universal Corp.	653,753	33,851,330	0.4%
Other Securities		160,128,636	2.2%

Total Consumer Staples		193,979,966	2.6%

Energy — (7.6%)
#*Bristow Group, Inc.	964,277	37,327,163	0.5%
#*Exterran Holdings, Inc.	1,367,300	39,856,795	0.5%
#Overseas Shipholding Group, Inc.	815,656	40,831,739	0.6%
*SEACOR Holdings, Inc.	375,100	31,572,167	0.4%
Other Securities		500,908,940	6.8%

Total Energy		650,496,804	8.8%

Financials — (19.8%)
#*AmeriCredit Corp.	1,836,606	43,968,348	0.6%
#*Conseco, Inc.	6,090,254	35,932,499	0.5%
Delphi Financial Group, Inc. Class A	1,234,497	33,948,667	0.5%
#*MGIC Investment Corp.	3,112,381	32,462,134	0.4%
NewAlliance Bancshares, Inc.	3,397,065	44,263,757	0.6%
#*PHH Corp.	1,621,457	36,790,859	0.5%
#Provident Financial Services, Inc.	2,524,606	33,274,307	0.5%
Selective Insurance Group, Inc.	1,931,259	32,271,338	0.4%
#Susquehanna Bancshares, Inc.	3,045,823	33,199,471	0.5%
Umpqua Holdings Corp.	2,455,483	36,684,916	0.5%
Unitrin, Inc.	1,219,051	35,657,242	0.5%
Webster Financial Corp.	1,742,283	36,100,104	0.5%
#Wintrust Financial Corp.	853,766	31,845,472	0.4%
Other Securities		1,235,463,661	16.7%

Total Financials		1,701,862,775	23.1%

Health Care — (4.7%)
#*LifePoint Hospitals, Inc.	1,732,785	66,157,731	0.9%
Other Securities		335,241,621	4.5%

Total Health Care		401,399,352	5.4%

Industrials — (16.0%)
#Alexander & Baldwin, Inc.	1,125,738	40,053,758	0.6%
#Applied Industrial Technologies, Inc.	1,216,512	37,444,239	0.5%
#*Avis Budget Group, Inc.	2,478,147	37,469,583	0.5%
#Briggs & Stratton Corp.	1,417,071	33,641,266	0.5%
*Esterline Technologies Corp.	1,057,070	58,963,365	0.8%
#GATX Corp.	1,410,217	46,029,483	0.6%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
*Oshkosh Corp.	1,302,379	$50,297,877	0.7%
#Trinity Industries, Inc.	1,822,282	45,356,599	0.6%
#*USG Corp.	1,858,713	43,865,627	0.6%
Watts Water Technologies, Inc.	882,816	31,322,312	0.4%
Other Securities		952,705,887	12.9%

Total Industrials		1,377,149,996	18.7%

Information Technology — (12.1%)
*Benchmark Electronics, Inc.	2,841,081	61,480,993	0.8%
#*Coherent, Inc.	952,417	35,782,307	0.5%
*MKS Instruments, Inc.	1,906,092	43,230,167	0.6%
#*Skyworks Solutions, Inc.	1,992,919	33,560,756	0.4%
*Tech Data Corp.	883,836	37,916,564	0.5%
*Vishay Intertechnology, Inc.	3,264,631	33,984,809	0.5%
Other Securities		796,081,163	10.8%

Total Information Technology		1,042,036,759	14.1%

Materials — (6.1%)
*Louisiana-Pacific Corp.	3,127,269	36,776,683	0.5%
#*OM Group, Inc.	861,587	32,524,909	0.4%
*PolyOne Corp.	3,134,189	35,447,678	0.5%
Westlake Chemical Corp.	1,707,624	47,950,082	0.7%
Other Securities		369,006,552	5.0%

Total Materials		521,705,904	7.1%

Other — (0.0%)
Other Securities		14,709	0.0%

Telecommunication Services — (0.1%)
Other Securities		12,098,697	0.2%

Utilities — (0.0%)
Other Securities		2,682,338	0.0%

TOTAL COMMON STOCKS		7,370,214,245	99.9%

RIGHTS/WARRANTS — (0.0%)
Other Securities		97,059	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $8,520,000 FHLMC 4.00%, 12/15/38, valued at $8,871,450) to be repurchased at $8,737,138	$8,737	8,737,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.2%)
§@DFA Short Term Investment Fund	1,161,476,248	1,161,476,248	15.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $70,599,223 FNMA 2.907%(r), 05/01/36 & 5.194%(r) 10/01/38, valued at $39,789,516) to be repurchased at $38,631,169	$38,631	38,630,598	0.5%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $28,125,000 FNMA 5.000%, 12/01/39 & 5.500%, 07/01/35, valued at $25,622,079) to be repurchased at $24,874,931	$24,875	$24,874,516	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,224,981,362	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $7,681,658,373)		$8,604,029,666	116.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,466,436,881	$350,064	—	$1,466,786,945
Consumer Staples	193,979,966	—	—	193,979,966
Energy	650,496,804	—	—	650,496,804
Financials	1,701,722,174	140,601	—	1,701,862,775
Health Care	400,738,705	660,647	—	401,399,352
Industrials	1,377,149,996	—	—	1,377,149,996
Information Technology	1,041,832,120	204,639	—	1,042,036,759
Materials	521,705,904	—	—	521,705,904
Other	—	14,709	—	14,709
Telecommunication Services	12,098,697	—	—	12,098,697
Utilities	2,682,338	—	—	2,682,338
Rights/Warrants	34,208	62,851	—	97,059
Temporary Cash Investments	—	8,737,000	—	8,737,000
Securities Lending Collateral	—	1,224,981,362	—	1,224,981,362

TOTAL	$7,368,877,793	$1,235,151,873	—	$8,604,029,666

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (12.0%)
#*Amazon.com, Inc.	54,480	$7,467,029	0.3%
Comcast Corp. Class A	354,209	6,992,086	0.3%
*DIRECTV Class A	212,022	7,681,557	0.3%
Home Depot, Inc.	205,825	7,255,331	0.3%
McDonald’s Corp.	129,657	9,152,488	0.3%
Time Warner, Inc.	196,723	6,507,597	0.2%
Walt Disney Co. (The)	331,641	12,217,654	0.5%
Other Securities		310,429,958	11.8%

Total Consumer Discretionary		367,703,700	14.0%

Consumer Staples — (6.7%)
Coca-Cola Co. (The)	276,700	14,789,615	0.5%
CVS Caremark Corp.	263,150	9,718,130	0.4%
Kraft Foods, Inc.	255,784	7,571,206	0.3%
PepsiCo, Inc.	204,747	13,353,599	0.5%
Philip Morris International, Inc.	227,096	11,145,872	0.4%
Procter & Gamble Co.	344,026	21,384,656	0.8%
Wal-Mart Stores, Inc.	432,810	23,220,256	0.9%
Other Securities		104,762,140	4.0%

Total Consumer Staples		205,945,474	7.8%

Energy — (8.0%)
Chevron Corp.	343,420	27,968,125	1.1%
ConocoPhillips	254,226	15,047,637	0.6%
Exxon Mobil Corp.	469,066	31,826,128	1.2%
Occidental Petroleum Corp.	76,653	6,796,055	0.2%
Schlumberger, Ltd.	144,689	10,333,688	0.4%
Other Securities		153,066,956	5.8%

Total Energy		245,038,589	9.3%

Financials — (14.2%)
American Express Co.	145,973	6,732,275	0.3%
Bank of America Corp.	1,715,765	30,592,090	1.2%
Bank of New York Mellon Corp. (The)	206,666	6,433,513	0.2%
*Citigroup, Inc.	1,506,027	6,581,338	0.2%
Goldman Sachs Group, Inc. (The)	86,215	12,518,418	0.5%
JPMorgan Chase & Co.	673,089	28,660,130	1.1%
MetLife, Inc.	138,105	6,294,826	0.2%
Morgan Stanley	236,957	7,160,841	0.3%
U.S. Bancorp	238,444	6,383,146	0.2%
Wells Fargo & Co.	766,713	25,385,867	1.0%
Other Securities		298,656,707	11.3%

Total Financials		435,399,151	16.5%

Health Care — (9.3%)
Abbott Laboratories	188,919	9,665,096	0.4%
*Amgen, Inc.	127,585	7,318,276	0.3%
Johnson & Johnson	326,256	20,978,261	0.8%
*Merck & Co., Inc.	393,019	13,771,386	0.5%
*Pfizer, Inc.	1,235,434	20,656,456	0.8%
Other Securities		213,251,422	8.1%

Total Health Care		285,640,897	10.9%

Industrials — (10.9%)
3M Co.	83,434	7,398,093	0.3%
#Boeing Co. (The)	92,878	6,727,154	0.3%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	1,769,875	$33,379,842	1.3%
Union Pacific Corp.	84,254	6,374,658	0.2%
United Technologies Corp.	108,520	8,133,574	0.3%
Other Securities		272,078,932	10.3%

Total Industrials		334,092,253	12.7%

Information Technology — (14.1%)
*Apple, Inc.	110,602	28,880,394	1.1%
*Cisco Sytems, Inc.	713,334	19,202,951	0.7%
*Google, Inc.	29,847	15,682,808	0.6%
Hewlett-Packard Co.	285,439	14,834,265	0.6%
Intel Corp.	671,946	15,340,527	0.6%
International Business Machines Corp.	142,211	18,345,219	0.7%
Microsoft Corp.	1,056,293	32,259,188	1.2%
Oracle Corp.	589,802	15,240,484	0.6%
QUALCOMM, Inc.	204,477	7,921,439	0.3%
Other Securities		267,554,577	10.1%

Total Information Technology		435,261,852	16.5%

Materials — (4.2%)
Other Securities		129,408,323	4.9%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.0%)
AT&T, Inc.	1,000,627	26,076,340	1.0%
Verizon Communications, Inc.	484,983	14,011,159	0.5%
Other Securities		22,793,106	0.9%

Total Telecommunication Services		62,880,605	2.4%

Utilities — (2.9%)
Other Securities		90,238,761	3.4%

TOTAL COMMON STOCKS		2,591,609,605	98.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		3,596	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $12,030,000 FNMA 6.00%, 10/01/38, valued at $8,201,241) to be repurchased at $8,077,128	$8,077	8,077,000	0.3%

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund	449,186,253	449,186,253	17.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 05/03/10 (Collateralized by $15,103,376 FHLMC 5.934%(r), 01/01/38 & FNMA 2.784%(r), 12/01/34, valued at $15,388,092)to be repurchased at $14,940,144	$14,940	14,939,895	0.6%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $21,075,000 FNMA 5.000%, 04/01/23 & 7.000%, 11/01/37, valued at $9,948,676) to be repurchased at $9,658,358	$9,658	$9,658,197	0.4%

TOTAL SECURITIES LENDING COLLATERAL		473,784,345	18.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,891,597,693)		$3,073,474,546	116.7%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$367,699,700	$4,000	—	$367,703,700
Consumer Staples	205,945,474	—	—	205,945,474
Energy	245,038,589	—	—	245,038,589
Financials	435,395,928	3,223	—	435,399,151
Health Care	285,617,033	23,864	—	285,640,897
Industrials	334,092,253	—	—	334,092,253
Information Technology	435,261,073	779	—	435,261,852
Materials	129,408,323	—	—	129,408,323
Other	—	—	—	—
Telecommunication Services	62,880,605	—	—	62,880,605
Utilities	90,238,761	—	—	90,238,761
Rights/Warrants	1,379	2,217	—	3,596
Temporary Cash Investments	—	8,077,000	—	8,077,000
Securities Lending Collateral	—	473,784,345	—	473,784,345

TOTAL	$2,591,579,118	$481,895,428	—	$3,073,474,546

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (13.7%)
Carnival Corp.	264,200	$11,017,140	0.2%
Comcast Corp. Class A	904,003	17,845,019	0.4%
*DIRECTV Class A	358,389	12,984,433	0.3%
Lowe’s Cos., Inc.	589,812	15,995,701	0.3%
News Corp. Class A	776,144	11,968,140	0.3%
#*Sears Holdings Corp.	103,265	12,489,902	0.3%
Time Warner, Inc.	505,637	16,726,472	0.3%
Walt Disney Co. (The)	780,070	28,737,779	0.6%
Other Securities		629,530,153	13.1%

Total Consumer Discretionary		757,294,739	15.8%

Consumer Staples — (5.5%)
CVS Caremark Corp.	598,385	22,098,358	0.5%
Kraft Foods, Inc.	623,555	18,457,228	0.4%
PepsiCo, Inc.	187,890	12,254,186	0.2%
Procter & Gamble Co.	526,472	32,725,500	0.7%
Wal-Mart Stores, Inc.	406,631	21,815,753	0.4%
Other Securities		199,359,126	4.2%

Total Consumer Staples		306,710,151	6.4%

Energy — (8.5%)
Anadarko Petroleum Corp.	217,215	13,502,084	0.3%
Apache Corp.	143,863	14,639,499	0.3%
Chevron Corp.	675,361	55,001,400	1.2%
ConocoPhillips	621,821	36,805,585	0.8%
Devon Energy Corp.	160,926	10,835,148	0.2%
EOG Resources, Inc.	99,631	11,170,628	0.2%
Exxon Mobil Corp.	448,624	30,439,138	0.6%
Occidental Petroleum Corp.	168,102	14,903,923	0.3%
XTO Energy, Inc.	240,650	11,435,688	0.2%
Other Securities		270,511,048	5.7%

Total Energy		469,244,141	9.8%

Financials — (17.2%)
Bank of America Corp.	3,505,508	62,503,208	1.3%
#Bank of New York Mellon Corp. (The)	485,231	15,105,241	0.3%
Goldman Sachs Group, Inc. (The)	200,183	29,066,572	0.6%
JPMorgan Chase & Co.	1,758,487	74,876,376	1.6%
MetLife, Inc.	335,580	15,295,736	0.3%
Morgan Stanley	560,059	16,924,983	0.3%
PNC Financial Services Group, Inc.	186,032	12,503,211	0.3%
Prudential Financial, Inc.	187,742	11,932,882	0.2%
Travelers Cos., Inc. (The)	240,418	12,198,809	0.3%
Wells Fargo & Co.	1,960,826	64,922,949	1.4%
Other Securities		633,706,059	13.2%

Total Financials		949,036,026	19.8%

Health Care — (8.5%)
Johnson & Johnson	311,240	20,012,732	0.4%
*Pfizer, Inc.	2,232,446	37,326,497	0.8%
*UnitedHealth Group, Inc.	491,713	14,903,821	0.3%
*WellPoint, Inc.	211,328	11,369,446	0.2%
Other Securities		383,830,565	8.0%

Total Health Care		467,443,061	9.7%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.0%)
FedEx Corp.	133,279	$11,996,443	0.3%
General Electric Co.	4,131,492	77,919,939	1.6%
Union Pacific Corp.	214,975	16,265,008	0.3%
Other Securities		557,123,524	11.6%

Total Industrials		663,304,914	13.8%

Information Technology — (12.0%)
*Apple, Inc.	72,936	19,045,048	0.4%
*Cisco Sytems, Inc.	628,869	16,929,153	0.4%
*Google, Inc.	21,286	11,184,516	0.2%
Hewlett-Packard Co.	421,467	21,903,640	0.5%
Intel Corp.	623,464	14,233,683	0.3%
International Business Machines Corp.	91,559	11,811,111	0.2%
Microsoft Corp.	730,054	22,295,849	0.5%
Oracle Corp.	435,610	11,256,162	0.2%
Other Securities		534,096,836	11.1%

Total Information Technology		662,755,998	13.8%

Materials — (4.6%)
Dow Chemical Co. (The)	485,224	14,959,456	0.3%
Other Securities		241,700,768	5.1%

Total Materials		256,660,224	5.4%

Other — (0.0%)
Other Securities		63	0.0%

Telecommunication Services — (2.5%)
AT&T, Inc.	2,275,649	59,303,413	1.2%
Verizon Communications, Inc.	1,203,470	34,768,248	0.7%
Other Securities		41,856,375	0.9%

Total Telecommunication Services		135,928,036	2.8%

Utilities — (2.0%)
Other Securities		113,238,417	2.4%

TOTAL COMMON STOCKS		4,781,615,770	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		7,948	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $9,630,000 FHLMC 5.00%, 10/15/24, valued at $10,340,213) to be repurchased at $10,187,161	$10,187	10,187,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund	696,221,220	696,221,220	14.5%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $32,098,097 FNMA 6.122%(r), 08/01/37 & 3.607%(r), 02/01/40, valued at $23,850,945) to be repurchased at $23,156,585	$23,156	$23,156,257	0.5%
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $32,115,000 FNMA, rates ranging from 4.000% to 6.000%, maturities ranging from 04/01/33 to 01/01/39, valued at $15,515,279) to be repurchased at $15,062,604	15,062	15,062,353	0.3%

TOTAL SECURITIES LENDING COLLATERAL		734,439,830	15.3%

TOTAL INVESTMENTS — (100.0%) (Cost $5,342,736,743)		$5,526,250,548	115.2%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$757,285,571	$9,168	—	$757,294,739
Consumer Staples	306,710,151	—	—	306,710,151
Energy	469,244,141	—	—	469,244,141
Financials	949,020,994	15,032	—	949,036,026
Health Care	467,378,741	64,320	—	467,443,061
Industrials	663,304,914	—	—	663,304,914
Information Technology	662,754,400	1,598	—	662,755,998
Materials	256,660,224	—	—	256,660,224
Other	—	63	—	63
Telecommunication Services	135,928,036	—	—	135,928,036
Utilities	113,238,417	—	—	113,238,417
Rights/Warrants	1,604	6,344	—	7,948
Temporary Cash Investments	—	10,187,000	—	10,187,000
Securities Lending Collateral	—	734,439,830	—	734,439,830

TOTAL	$4,781,527,193	$744,723,355	—	$5,526,250,548

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.1%)
Consumer Discretionary — (14.4%)
Carnival Corp.	88,808	$3,703,294	0.2%
Comcast Corp. Class A	298,194	5,886,350	0.4%
*Liberty Media Corp. Capital Series A	92,738	4,105,511	0.3%
*Liberty Media Corp. Interactive Class A	261,629	4,021,238	0.3%
#*Royal Caribbean Cruises, Ltd.	96,362	3,453,614	0.2%
#*Sears Holdings Corp.	39,760	4,808,972	0.3%
Time Warner Cable, Inc.	58,725	3,303,281	0.2%
Time Warner, Inc.	198,927	6,580,505	0.4%
Walt Disney Co. (The)	116,753	4,301,181	0.3%
#Wyndham Worldwide Corp.	139,138	3,730,290	0.2%
Other Securities		225,060,038	14.5%

Total Consumer Discretionary		268,954,274	17.3%

Consumer Staples — (4.0%)
CVS Caremark Corp.	99,513	3,675,015	0.3%
J.M. Smucker Co.	57,294	3,498,945	0.2%
Kraft Foods, Inc.	120,422	3,564,491	0.3%
Procter & Gamble Co.	82,070	5,101,471	0.3%
Other Securities		57,807,428	3.7%

Total Consumer Staples		73,647,350	4.8%

Energy — (7.9%)
Anadarko Petroleum Corp.	62,467	3,882,949	0.3%
Chevron Corp.	81,807	6,662,362	0.4%
ConocoPhillips	197,546	11,692,748	0.8%
Exxon Mobil Corp.	85,572	5,806,060	0.4%
#Pioneer Natural Resources Co.	54,700	3,507,911	0.2%
XTO Energy, Inc.	69,919	3,322,551	0.2%
Other Securities		111,927,756	7.2%

Total Energy		146,802,337	9.5%

Financials — (20.1%)
American Financial Group, Inc.	129,237	3,803,445	0.2%
Ameriprise Financial, Inc.	71,956	3,335,880	0.2%
Bank of America Corp.	677,111	12,072,889	0.8%
#*CNA Financial Corp.	129,608	3,644,577	0.2%
Comerica, Inc.	81,229	3,411,618	0.2%
Discover Financial Services	249,169	3,852,153	0.3%
*Genworth Financial, Inc.	227,807	3,763,372	0.2%
Goldman Sachs Group, Inc. (The)	27,218	3,952,054	0.3%
JPMorgan Chase & Co.	539,281	22,962,585	1.5%
KeyCorp	396,640	3,577,693	0.2%
Lincoln National Corp.	134,039	4,100,253	0.3%
#M&T Bank Corp.	50,301	4,393,792	0.3%
MetLife, Inc.	99,035	4,514,015	0.3%
Morgan Stanley	142,315	4,300,759	0.3%
Prudential Financial, Inc.	55,556	3,531,139	0.2%
Regions Financial Corp.	512,822	4,533,346	0.3%
Travelers Cos., Inc. (The)	73,100	3,709,094	0.2%
Unum Group	203,475	4,979,033	0.3%
Wells Fargo & Co.	215,157	7,123,848	0.5%
Other Securities		268,783,164	17.3%

Total Financials		374,344,709	24.1%

Health Care — (7.1%)
*Pfizer, Inc.	326,770	5,463,594	0.4%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (Continued)
*WellPoint, Inc.	62,400	$3,357,120	0.2%
Other Securities		123,055,418	7.9%

Total Health Care		131,876,132	8.5%

Industrials — (11.2%)
General Electric Co.	371,684	7,009,960	0.5%
*Owens Corning	107,808	3,749,562	0.2%
Other Securities		198,186,535	12.8%

Total Industrials		208,946,057	13.5%

Information Technology — (11.0%)
*Sandisk Corp.	90,011	3,590,539	0.2%
Tellabs, Inc.	426,210	3,869,987	0.3%
Other Securities		196,907,462	12.7%

Total Information Technology		204,367,988	13.2%

Materials — (4.7%)
Ashland, Inc.	54,786	3,263,054	0.2%
International Paper Co.	127,026	3,396,675	0.2%
MeadWestavco Corp.	151,161	4,107,044	0.3%
Other Securities		76,628,722	4.9%

Total Materials		87,395,495	5.6%

Other — (0.0%)
Other Securities		6	0.0%

Telecommunication Services — (1.6%)
AT&T, Inc.	497,177	12,956,433	0.8%
Verizon Communications, Inc.	187,987	5,430,944	0.4%
Other Securities		12,221,087	0.8%

Total Telecommunication Services		30,608,464	2.0%

Utilities — (1.1%)
Other Securities		20,527,827	1.3%

TOTAL COMMON STOCKS		1,547,470,639	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		6,085	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund	299,304,904	299,304,904	19.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $9,879,544 FHLMC 3.853%(r), 03/01/40, valued at $10,263,554) to be repurchased at $9,964,762	$9,965	9,964,615	0.6%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $10,161,731 FNMA 6.000%, 12/01/36 & 01/01/48, valued at $6,663,834) to be repurchased at $6,469,392	6,469	6,469,284	0.4%

TOTAL SECURITIES LENDING COLLATERAL		315,738,803	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $1,781,263,090)		$1,863,215,527	120.1%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$268,944,274	$10,000	—	$268,954,274
Consumer Staples	73,647,350	—	—	73,647,350
Energy	146,802,337	—	—	146,802,337
Financials	374,330,447	14,262	—	374,344,709
Health Care	131,854,521	21,611	—	131,876,132
Industrials	208,946,057	—	—	208,946,057
Information Technology	204,366,813	1,175	—	204,367,988
Materials	87,395,495	—	—	87,395,495
Other	—	6	—	6
Telecommunication Services	30,608,464	—	—	30,608,464
Utilities	20,527,827	—	—	20,527,827
Rights/Warrants	403	5,682	—	6,085
Securities Lending Collateral	—	315,738,803	—	315,738,803

TOTAL	$1,547,423,988	$315,791,539	—	$1,863,215,527

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.7%)
Consumer Discretionary — (15.5%)
Cooper Tire & Rubber Co.	234,201	$4,969,745	0.1%
#*Deckers Outdoor Corp.	35,900	5,046,822	0.2%
Dillard’s, Inc.	167,616	4,706,657	0.1%
*Liberty Media Corp. Capital Series A	304,050	13,460,294	0.4%
*Pier 1 Imports, Inc.	682,993	5,655,182	0.2%
#Polaris Industries, Inc.	124,600	7,372,582	0.2%
*Radio One, Inc.	1,068,442	5,384,948	0.2%
#Sotheby’s Class A	157,872	5,272,925	0.2%
*Tempur-Pedic International, Inc.	161,981	5,458,760	0.2%
*WABCO Holdings, Inc.	140,934	4,677,599	0.1%
Other Securities		564,907,148	16.9%

Total Consumer Discretionary		626,912,662	18.8%

Consumer Staples — (2.7%)
Casey’s General Stores, Inc.	137,677	5,318,463	0.2%
Lancaster Colony Corp.	86,132	4,734,676	0.1%
Nu Skin Enterprises, Inc. Class A	180,500	5,425,830	0.2%
Other Securities		93,665,109	2.8%

Total Consumer Staples		109,144,078	3.3%

Energy — (4.5%)
*Brigham Exploration Co.	247,502	4,828,764	0.1%
#CARBO Ceramics, Inc.	66,655	4,882,479	0.2%
*Mariner Energy, Inc.	254,423	6,075,621	0.2%
Other Securities		167,858,533	5.0%

Total Energy		183,645,397	5.5%

Financials — (11.1%)
Protective Life Corp.	196,288	4,724,652	0.2%
#Westamerica Bancorporation	79,557	4,675,565	0.1%
Other Securities		440,536,902	13.2%

Total Financials		449,937,119	13.5%

Health Care — (10.8%)
#*AMERIGROUP Corp.	133,000	4,819,920	0.1%
*Catalyst Health Solutions, Inc.	114,340	4,837,725	0.2%
*ev3, Inc.	257,788	4,931,484	0.2%
*InterMune, Inc.	112,673	4,795,363	0.1%
Quality Systems, Inc.	72,918	4,667,481	0.1%
*Salix Pharmaceuticals, Ltd.	127,741	5,135,188	0.2%
#*Thoratec Corp.	130,751	5,830,187	0.2%
Other Securities		404,337,029	12.1%

Total Health Care		439,354,377	13.2%

Industrials — (14.2%)
#Acuity Brands, Inc.	103,448	4,676,884	0.1%
*BE Aerospace, Inc.	178,130	5,292,242	0.2%
*EMCOR Group, Inc.	176,300	5,035,128	0.2%
Graco, Inc.	134,522	4,665,223	0.1%
*Graftech International, Ltd.	276,900	4,668,534	0.1%
#Knight Transportation, Inc.	227,179	4,836,641	0.2%
#Trinity Industries, Inc.	187,600	4,669,364	0.1%
#*UAL Corp.	273,284	5,897,469	0.2%
*United Stationers, Inc.	76,209	4,665,515	0.1%
#*USG Corp.	225,188	5,314,437	0.2%
*Wabash National Corp.	490,296	4,765,677	0.1%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
Other Securities		$520,530,748	15.6%

Total Industrials		575,017,862	17.2%

Information Technology — (16.0%)
#Adtran, Inc.	210,232	5,627,911	0.2%
#*Atheros Communications, Inc.	149,872	5,821,028	0.2%
#*CyberSource Corp.	188,388	4,837,804	0.1%
*JDS Uniphase Corp.	448,452	5,825,391	0.2%
#*Loral Space & Communications, Inc.	128,378	5,527,957	0.2%
Plantronics, Inc.	144,900	4,810,680	0.1%
*Quest Software, Inc.	296,730	5,201,677	0.1%
*RF Micro Devices, Inc.	1,055,523	5,932,039	0.2%
*TIBCO Software, Inc.	474,473	5,408,992	0.2%
Other Securities		598,023,824	17.9%

Total Information Technology		647,017,303	19.4%

Materials — (4.3%)
Cabot Corp.	150,335	4,891,901	0.2%
#*Domtar Corp.	66,476	4,709,160	0.1%
NewMarket Corp.	43,500	4,785,000	0.1%
*Rockwood Holdings, Inc.	162,997	4,880,130	0.1%
*Solutia, Inc.	279,292	4,915,539	0.2%
Other Securities		151,243,544	4.5%

Total Materials		175,425,274	5.2%

Other — (0.0%)
Other Securities		1,790	0.0%

Telecommunication Services — (0.8%)
Other Securities		30,446,857	0.9%

Utilities — (1.8%)
Other Securities		72,252,634	2.2%

TOTAL COMMON STOCKS		3,309,155,353	99.2%

EXCHANGE-TRADED FUND — (0.1%)
UNITED STATES — (0.1%)
Other Securities	33,300	2,383,614	0.1%

RIGHTS/WARRANTS — (0.0%)
Other Securities		77,831	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $62,710,000 FNMA 3.52%, 03/01/40, valued at $63,385,285) to be repurchased at $62,446,989	$62,446	62,446,000	1.9%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund	641,398,773	$641,398,773	19.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $48,006,485 FHLMC 5.765%(r), 11/01/36 & FNMA 3.607%(r), 02/01/40, valued at $21,972,852) to be repurchased at $21,333,182	$21,333	21,332,866	0.7%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $16,120,000 FNMA 4.000%, 01/01/39, valued at $14,190,869) to be repurchased at $13,776,708	13,776	13,776,478	0.4%

TOTAL SECURITIES LENDING COLLATERAL		676,508,117	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,412,523,196)		$4,050,570,915	121.5%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$626,818,649	$94,013	—	$626,912,662
Consumer Staples	109,144,078	—	—	109,144,078
Energy	183,645,397	—	—	183,645,397
Financials	449,809,608	127,511	—	449,937,119
Health Care	439,222,896	131,481	—	439,354,377
Industrials	575,017,862	—	—	575,017,862
Information Technology	646,995,468	21,835	—	647,017,303
Materials	175,425,274	—	—	175,425,274
Other	—	1,790	—	1,790
Telecommunication Services	30,446,857	—	—	30,446,857
Utilities	72,252,634	—	—	72,252,634
Exchange-Traded Fund	2,383,614	—	—	2,383,614
Rights/Warrants	12,852	64,979	—	77,831
Temporary Cash Investments	—	62,446,000	—	62,446,000
Securities Lending Collateral	—	676,508,117	—	676,508,117

TOTAL	$3,311,175,189	$739,395,726	—	$4,050,570,915

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.3%)
Consumer Discretionary — (16.2%)
#*ArvinMeritor, Inc.	671,630	$10,289,372	0.3%
Belo Corp.	802,235	6,955,377	0.2%
#Brunswick Corp.	420,780	8,794,302	0.2%
#Dillard’s, Inc.	363,584	10,209,439	0.3%
*Jo-Ann Stores, Inc.	231,900	10,231,428	0.3%
#*Jos. A. Bank Clothiers, Inc.	176,578	10,746,537	0.3%
Monro Muffler Brake, Inc.	187,706	6,731,137	0.2%
*Pinnacle Entertainment, Inc.	540,950	7,319,054	0.2%
*Steven Madden, Ltd.	180,802	10,479,284	0.3%
Systemax, Inc.	342,869	7,964,847	0.2%
#*True Religion Apparel, Inc.	215,705	6,740,781	0.2%
*Valassis Communications, Inc.	395,647	12,933,700	0.4%
Other Securities		553,573,667	15.7%

Total Consumer Discretionary		662,968,925	18.8%

Consumer Staples — (3.9%)
#Cal-Maine Foods, Inc.	207,719	6,933,660	0.2%
J & J Snack Foods Corp.	181,697	8,465,263	0.2%
PriceSmart, Inc.	296,600	7,379,408	0.2%
Other Securities		137,181,451	3.9%

Total Consumer Staples		159,959,782	4.5%

Energy — (3.4%)
*Brigham Exploration Co.	345,770	6,745,973	0.2%
*Rosetta Resources, Inc.	465,856	11,599,814	0.3%
Other Securities		121,544,201	3.5%

Total Energy		139,889,988	4.0%

Financials — (12.1%)
#FBL Financial Group, Inc. Class A	293,211	7,576,572	0.2%
First Financial Bancorp	373,026	7,128,527	0.2%
Horace Mann Educators Corp.	431,532	7,426,666	0.2%
Infinity Property & Casualty Corp.	144,873	6,682,991	0.2%
#*Portfolio Recovery Associates, Inc.	132,892	8,833,331	0.3%
Other Securities		454,973,313	12.9%

Total Financials		492,621,400	14.0%

Health Care — (12.5%)
*Human Genome Sciences, Inc.	244,427	6,768,184	0.2%
#*Incyte Corp.	685,953	9,205,489	0.2%
#*InterMune, Inc.	307,087	13,069,623	0.4%
#Invacare Corp.	251,311	6,642,150	0.2%
*Odyssey Healthcare, Inc.	322,388	6,715,342	0.2%
*Par Pharmaceutical Cos., Inc.	271,575	7,370,546	0.2%
Other Securities		462,022,920	13.1%

Total Health Care		511,794,254	14.5%

Industrials — (14.4%)
American Science & Engineering, Inc.	88,885	6,679,708	0.2%
*Dollar Thrifty Automotive Group, Inc.	196,339	8,636,953	0.2%
*Griffon Corp.	482,883	6,808,650	0.2%
#Healthcare Services Group, Inc.	345,408	7,422,818	0.2%
Other Securities		557,639,148	15.8%

Total Industrials		587,187,277	16.6%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (17.6%)
*Applied Micro Circuits Corp.	660,413	$7,449,459	0.2%
*Cabot Microelectronics Corp.	234,301	8,987,786	0.3%
*Cirrus Logic, Inc.	659,171	8,378,063	0.2%
*Forrester Research, Inc.	224,649	7,213,479	0.2%
#*IPG Photonics Corp.	458,850	8,034,464	0.2%
*JDA Software Group, Inc.	289,086	8,354,585	0.2%
*L-1 Identity Solutions, Inc.	788,924	6,839,971	0.2%
*Littlefuse, Inc.	204,498	8,635,951	0.3%
#*Loral Space & Communications, Inc.	173,428	7,467,810	0.2%
#*Manhattan Associates, Inc.	243,170	6,969,252	0.2%
Maximus, Inc.	144,349	8,936,647	0.3%
*Monolithic Power Systems, Inc.	283,490	6,988,028	0.2%
#*ScanSource, Inc.	237,698	6,622,266	0.2%
#*Ultimate Software Group, Inc.	243,491	8,144,774	0.2%
Other Securities		609,922,825	17.3%

Total Information Technology		718,945,360	20.4%

Materials — (3.8%)
#AMCOL International Corp.	271,602	7,805,841	0.2%
Arch Chemicals, Inc.	221,263	7,525,155	0.2%
#*Louisiana-Pacific Corp.	634,145	7,457,545	0.2%
Other Securities		130,530,274	3.7%

Total Materials		153,318,815	4.3%

Other — (0.0%)
Other Securities		10,290	0.0%

Telecommunication Services — (1.0%)
Other Securities		40,328,263	1.1%

Utilities — (1.4%)
#MGE Energy, Inc.	197,335	7,254,035	0.2%
Other Securities		48,321,048	1.4%

Total Utilities		55,575,083	1.6%

TOTAL COMMON STOCKS		3,522,599,437	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		62,051	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $5,030,000 FHLMC 4.00%, 12/15/38, valued at $5,237,488) to be repurchased at $5,159,082	$5,159	5,159,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	524,081,091	524,081,091	14.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,035,658 FHLMC 5.997%(r), 12/01/36 & U.S. Treasury Note 3.875%, 5/15/10, valued at $17,823,421) to be repurchased at $17,431,149	$17,431	17,430,891	0.5%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $17,689,783 FNMA 6.000%, 04/01/36 & 4.000%, 01/01/39, valued at $11,605,430) to be repurchased at $11,267,257	$11,267	$11,267,069	0.3%

TOTAL SECURITIES LENDING COLLATERAL		552,779,051	15.7%

TOTAL INVESTMENTS — (100.0%) (Cost $3,559,541,460)		$4,080,599,539	115.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$662,707,949	$260,976	—	$662,968,925
Consumer Staples	159,959,782	—	—	159,959,782
Energy	139,889,988	—	—	139,889,988
Financials	492,440,328	181,072	—	492,621,400
Health Care	511,593,181	201,073	—	511,794,254
Industrials	587,187,277	—	—	587,187,277
Information Technology	718,945,360	—	—	718,945,360
Materials	153,318,815	—	—	153,318,815
Other	—	10,290	—	10,290
Telecommunication Services	40,328,263	—	—	40,328,263
Utilities	55,575,083	—	—	55,575,083
Rights/Warrants	9,603	52,448	—	62,051
Temporary Cash Investments	—	5,159,000	—	5,159,000
Securities Lending Collateral	—	552,779,051	—	552,779,051

TOTAL	$3,521,955,629	$558,643,910	—	$4,080,599,539

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (71.9%)
Health Care — (0.0%)
Other Securities		$111,136	0.0%

Real Estate Investment Trusts — (71.9%)
#*Alexander’s, Inc.	54,882	17,442,597	0.7%
#Alexandria Real Estate Equities, Inc.	428,492	30,341,519	1.2%
#AMB Property Corp.	1,426,481	39,741,761	1.5%
#Apartment Investment & Management Co. Class A	1,133,280	25,396,805	1.0%
#AvalonBay Communities, Inc.	788,909	82,078,092	3.1%
BioMed Realty Trust, Inc.	961,082	17,789,628	0.7%
#Boston Properties, Inc.	1,344,500	106,027,270	4.0%
#BRE Properties, Inc. Class A	533,915	22,296,290	0.8%
#Camden Property Trust	625,703	30,302,796	1.1%
#CBL & Associates Properties, Inc.	1,337,556	19,528,318	0.7%
#Corporate Office Properties Trust	569,300	23,028,185	0.9%
#Developers Diversified Realty Corp.	1,889,135	23,217,469	0.9%
#Digital Realty Trust, Inc.	746,018	43,791,257	1.7%
#Douglas Emmett, Inc.	1,179,638	19,747,140	0.8%
#Duke Realty Corp.	2,175,215	29,430,659	1.1%
#Entertainment Properties Trust	398,314	17,414,288	0.7%
Equity Lifestyle Properties, Inc.	296,304	16,447,835	0.6%
#Equity One, Inc.	843,219	16,366,881	0.6%
#Equity Residential	2,692,406	121,885,220	4.6%
#Essex Property Trust, Inc.	283,871	30,039,229	1.1%
#Federal Realty Investment Trust	597,315	46,226,208	1.8%
#HCP, Inc.	2,865,022	92,024,507	3.5%
#Health Care REIT, Inc.	1,199,373	53,887,829	2.0%
#Highwood Properties, Inc.	695,760	22,243,447	0.8%
#Home Properties, Inc.	336,980	16,744,536	0.6%
Hospitality Properties Trust	1,202,927	31,865,536	1.2%
#Host Marriott Corp.	6,147,086	99,951,618	3.8%
#HRPT Properties Trust	2,182,608	17,111,647	0.7%
#Kimco Realty Corp.	3,947,170	61,536,380	2.3%
Lasalle Hotel Properties	620,585	16,352,415	0.6%
#Liberty Property Trust	1,099,467	37,172,979	1.4%
#Macerich Co. (The)	909,383	40,658,514	1.5%
Mack-Cali Realty Corp.	772,125	26,530,215	1.0%
#National Retail Properties, Inc.	808,949	19,034,570	0.7%
#Nationwide Health Properties, Inc.	1,102,624	38,613,892	1.5%
#Omega Healthcare Investors, Inc.	829,835	16,613,297	0.6%
#ProLogis	4,471,399	58,888,325	2.2%
#Public Storage	1,652,966	160,188,935	6.1%
#Realty Income Corp.	1,017,912	33,377,334	1.3%
#Regency Centers Corp.	813,087	33,377,221	1.3%
#Senior Housing Properties Trust	1,241,932	27,918,631	1.1%
#Simon Property Group, Inc.	2,764,522	246,097,748	9.3%
#SL Green Realty Corp.	758,783	47,173,539	1.8%
#Tanger Factory Outlet Centers, Inc.	392,198	16,315,437	0.6%
#Taubman Centers, Inc.	521,447	22,615,156	0.9%
#UDR, Inc.	1,491,932	30,301,139	1.1%
#Ventas, Inc.	1,520,028	71,790,922	2.7%
#Vornado Realty Trust	1,757,740	146,542,784	5.6%
#Washington REIT	584,672	18,387,934	0.7%
#Weingarten Realty Investors	1,164,991	26,934,592	1.0%
Other Securities		325,766,796	12.3%

Total Real Estate Investment Trusts		2,634,557,322	99.8%

TOTAL COMMON STOCKS		2,634,668,458	99.8%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,370,000 FNMA 1.213%(v), 11/25/39, valued at $2,900,437) to be repurchased at $2,857,045	$2,857	$2,857,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (28.0%)
§@DFA Short Term Investment Fund	972,020,458	972,020,458	36.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $51,596,850 FNMA, rates ranging from 2.688%(r) to 3.518%(r), maturities ranging from 03/01/35 to 12/01/39, valued at $33,299,194) to be repurchased at $32,329,792	$32,329	32,329,314	1.3%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $41,740,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/34 to 01/01/36, valued at $21,692,600) to be repurchased at $21,059,846	21,059	21,059,495	0.8%

TOTAL SECURITIES LENDING COLLATERAL		1,025,409,267	38.9%

TOTAL INVESTMENTS — (100.0%) (Cost $3,368,526,526)		$3,662,934,725	138.8%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Health Care	$111,136	—	—	$111,136
Real Estate Investment Trusts	2,634,557,322	—	—	2,634,557,322
Temporary Cash Investments	—	$2,857,000	—	2,857,000
Securities Lending Collateral	—	1,025,409,267	—	1,025,409,267

TOTAL	$2,634,668,458	$1,028,266,267	—	$3,662,934,725

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.2%)
AUSTRALIA — (6.5%)
Australia & New Zealand Banking Group, Ltd.	329,752	$7,303,769	0.5%
BHP Billiton, Ltd.	297,885	10,889,557	0.7%
Commonwealth Bank of Australia NL	209,837	11,227,230	0.8%
National Australia Bank, Ltd.	295,463	7,548,751	0.5%
Westpac Banking Corp.	311,382	7,758,581	0.5%
Other Securities		69,918,664	4.6%

TOTAL AUSTRALIA		114,646,552	7.6%

AUSTRIA — (0.2%)
Other Securities		4,196,679	0.3%

BELGIUM — (0.6%)
Other Securities		10,965,622	0.7%

CANADA — (7.9%)
Bank of Nova Scotia	131,127	6,684,147	0.4%
Barrick Gold Corp.	127,100	5,542,951	0.4%
Canadian National Resources, Ltd.	72,000	5,544,950	0.4%
Royal Bank of Canada	184,968	11,214,982	0.7%
Suncor Energy, Inc.	211,107	7,221,863	0.5%
#Toronto Dominion Bank	115,015	8,548,565	0.6%
Other Securities		95,619,140	6.3%

TOTAL CANADA		140,376,598	9.3%

DENMARK — (0.8%)
Other Securities		14,481,820	1.0%

FINLAND — (0.8%)
Other Securities		14,151,449	0.9%

FRANCE — (7.3%)
BNP Paribas SA	127,630	8,766,425	0.6%
#GDF Suez	169,830	6,039,749	0.4%
Sanofi - Aventis SA	101,521	6,925,622	0.5%
Total SA	177,977	9,683,262	0.6%
Total SA Sponsored ADR	107,300	5,834,974	0.4%
Other Securities		92,783,592	6.1%

TOTAL FRANCE		130,033,624	8.6%

GERMANY — (5.7%)
#BASF SE	116,809	6,812,741	0.5%
#E.ON AG	195,801	7,241,521	0.5%
#Siemens AG Sponsored ADR	63,850	6,234,314	0.4%
Other Securities		80,405,763	5.3%

TOTAL GERMANY		100,694,339	6.7%

GREECE — (0.3%)
Other Securities		4,533,750	0.3%

HONG KONG — (1.6%)
Other Securities		29,204,157	1.9%

IRELAND — (0.2%)
Other Securities		3,502,720	0.2%

ITALY — (2.2%)
*UniCredit SpA	2,226,834	5,835,876	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (Continued)
Other Securities		$34,087,490	2.2%

TOTAL ITALY		39,923,366	2.6%

JAPAN — (17.2%)
#Mitsubishi UFJ Financial Group, Inc. ADR	1,413,836	7,309,532	0.5%
Sumitomo Mitsui Financial Group, Inc.	180,640	5,974,098	0.4%
Toyota Motor Corp.	240,800	9,304,021	0.6%
#*Toyota Motor Corp. Sponsored ADR	78,634	6,061,895	0.4%
Other Securities		277,427,406	18.4%

TOTAL JAPAN		306,076,952	20.3%

NETHERLANDS — (2.1%)
Unilever NV	211,123	6,422,960	0.4%
Other Securities		30,744,099	2.1%

TOTAL NETHERLANDS		37,167,059	2.5%

NEW ZEALAND — (0.1%)
Other Securities		1,487,121	0.1%

NORWAY — (0.7%)
Other Securities		12,303,133	0.8%

PORTUGAL — (0.2%)
Other Securities		3,237,507	0.2%

SINGAPORE — (1.1%)
Other Securities		19,762,844	1.3%

SPAIN — (2.8%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	420,902	5,526,443	0.4%
#Banco Santander SA Sponsored ADR	735,840	9,080,266	0.6%
Telefonica SA Sponsored ADR	113,363	7,683,744	0.5%
Other Securities		27,412,843	1.8%

TOTAL SPAIN		49,703,296	3.3%

SWEDEN — (2.1%)
Other Securities		36,754,825	2.4%

SWITZERLAND — (5.8%)
Nestle SA	476,634	23,322,139	1.6%
Novartis AG	171,916	8,765,095	0.6%
#*Novartis AG ADR	116,900	5,944,365	0.4%
Roche Holding AG Genusschein	97,668	15,420,721	1.0%
*UBS AG	486,805	7,541,671	0.5%
Other Securities		42,390,302	2.8%

TOTAL SWITZERLAND		103,384,293	6.9%

UNITED KINGDOM — (16.0%)
*Anglo American P.L.C.	181,179	7,695,747	0.5%
AstraZeneca P.L.C.	128,255	5,667,185	0.4%
#Barclays P.L.C. Sponsored ADR	288,009	5,881,144	0.4%
BG Group P.L.C.	390,393	6,598,695	0.4%
BP P.L.C.	1,435,437	12,519,790	0.8%
#BP P.L.C. Sponsored ADR	196,119	10,227,606	0.7%
British American Tobacco P.L.C.	239,087	7,518,037	0.5%
GlaxoSmithKline P.L.C.	478,323	8,878,178	0.6%
HSBC Holdings P.L.C.	1,247,046	12,697,993	0.8%
#HSBC Holdings P.L.C. Sponsored ADR	211,359	10,756,060	0.7%
Rio Tinto P.L.C.	156,174	8,363,435	0.5%
Royal Dutch Shell P.L.C. ADR	302,761	18,371,537	1.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. Series B	235,872	$7,111,214	0.5%
Standard Chartered P.L.C.	265,170	7,073,304	0.5%
Tesco P.L.C.	1,044,885	6,930,446	0.5%
Vodafone Group P.L.C.	3,802,048	8,420,177	0.6%
Vodafone Group P.L.C. Sponsored ADR	315,300	6,999,660	0.5%
Other Securities		133,254,811	8.8%

TOTAL UNITED KINGDOM		284,965,019	18.9%

TOTAL COMMON STOCKS		1,461,552,725	96.8%

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
Other Securities		22,261	0.0%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		6	0.0%

HONG KONG — (0.0%)
Other Securities		—	0.0%

NORWAY — (0.0%)
Other Securities		18,321	0.0%

SPAIN — (0.0%)
Other Securities		3,939	0.0%

TOTAL RIGHTS/WARRANTS		22,266	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $10,210,000 FNMA 1.213%(v), 11/25/39, valued at $8,787,377) to be repurchased at $8,656,137	$8,656	8,656,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.3%)
§@DFA Short Term Investment Fund	300,952,934	300,952,934	20.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $6,674,696) to be repurchased at $6,589,444	$6,589	6,589,345	0.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $360,364 ) to be repurchased at $353,304	353	353,298	0.0%

TOTAL SECURITIES LENDING COLLATERAL		307,895,577	20.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Value††	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,640,853,959)	$1,778,148,829	117.8%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,128,603	$107,517,949	—	$114,646,552
Austria	63,960	4,132,719	—	4,196,679
Belgium	1,450,779	9,514,843	—	10,965,622
Canada	140,376,598	—	—	140,376,598
Denmark	2,009,890	12,471,930	—	14,481,820
Finland	2,933,358	11,218,091	—	14,151,449
France	12,827,551	117,206,073	—	130,033,624
Germany	29,093,288	71,601,051	—	100,694,339
Greece	572,630	3,961,120	—	4,533,750
Hong Kong	—	29,204,157	—	29,204,157
Ireland	1,800,757	1,701,963	—	3,502,720
Italy	4,927,463	34,995,903	—	39,923,366
Japan	36,089,628	269,987,324	—	306,076,952
Netherlands	2,544,940	34,622,119	—	37,167,059
New Zealand	—	1,487,121	—	1,487,121
Norway	1,189,410	11,113,723	—	12,303,133
Portugal	—	3,237,507	—	3,237,507
Singapore	—	19,762,844	—	19,762,844
Spain	28,528,836	21,174,460	—	49,703,296
Sweden	709,670	36,045,155	—	36,754,825
Switzerland	13,293,145	90,091,148	—	103,384,293
United Kingdom	91,263,198	193,701,821	—	284,965,019
Preferred Stocks
Italy	—	22,261	—	22,261
Rights/Warrants
Belgium	6	—	—	6
Hong Kong	—	—	—	—
Norway	—	18,321	—	18,321
Spain	3,939	—	—	3,939
Temporary Cash Investments	—	8,656,000	—	8,656,000
Securities Lending Collateral	—	307,895,577	—	307,895,577

TOTAL	$376,807,649	$1,401,341,180	—	$1,778,148,829

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (81.2%)
AUSTRALIA — (5.5%)
Australia & New Zealand Banking Group, Ltd.	642,628	$14,233,746	0.3%
Commonwealth Bank of Australia NL	254,892	13,637,877	0.3%
National Australia Bank, Ltd.	526,770	13,458,388	0.3%
Other Securities		250,498,952	5.8%

TOTAL AUSTRALIA		291,828,963	6.7%

AUSTRIA — (0.5%)
Other Securities		25,338,846	0.6%

BELGIUM — (0.9%)
Other Securities		48,385,150	1.1%

CANADA — (8.8%)
#Bank of Montreal	202,373	12,569,120	0.3%
Bank of Nova Scotia	172,301	8,782,975	0.2%
Manulife Financial Corp.	479,773	8,652,728	0.2%
#Royal Bank of Canada	162,793	9,870,467	0.2%
Suncor Energy, Inc.	402,417	13,766,480	0.3%
*Teck Resources, Ltd. Class B	337,587	13,266,857	0.3%
#Toronto Dominion Bank	235,160	17,478,421	0.4%
Other Securities		379,708,450	8.8%

TOTAL CANADA		464,095,498	10.7%

DENMARK — (0.8%)
Other Securities		43,845,845	1.0%

FINLAND — (1.3%)
Other Securities		69,158,632	1.6%

FRANCE — (6.5%)
#AXA SA Sponsored ADR	468,270	8,972,053	0.2%
BNP Paribas SA	290,778	19,972,448	0.5%
Compagnie de Saint-Gobain SA	210,251	10,379,145	0.2%
#GDF Suez SA	332,503	11,824,970	0.3%
#Sanofi-Aventis SA ADR	456,795	15,581,277	0.4%
#Schneider Electric SA	86,442	9,813,640	0.2%
Societe Generale Paris SA	176,450	9,422,307	0.2%
Vivendi SA	334,035	8,762,563	0.2%
Other Securities		245,663,662	5.7%

TOTAL FRANCE		340,392,065	7.9%

GERMANY — (4.9%)
#Allianz SE Sponsored ADR	984,886	11,168,607	0.3%
Daimler AG	232,487	11,897,575	0.3%
#Deutsche Bank AG	142,718	9,961,401	0.2%
#Siemens AG Sponsored ADR	125,474	12,251,281	0.3%
Other Securities		213,643,160	4.9%

TOTAL GERMANY		258,922,024	6.0%

GREECE — (0.6%)
Other Securities		30,067,210	0.7%

HONG KONG — (1.9%)
Other Securities		98,495,785	2.3%

IRELAND — (0.6%)
Other Securities		29,430,282	0.7%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.3%)
*UniCredit SpA	5,172,078	$13,554,492	0.3%
Other Securities		106,510,916	2.5%

TOTAL ITALY		120,065,408	2.8%

JAPAN — (16.4%)
Honda Motor Co., Ltd. Sponsored ADR	409,732	13,844,844	0.3%
#Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	9,552,490	0.2%
Sony Corp. Sponsored ADR	306,800	10,498,696	0.3%
Sumitomo Mitsui Financial Group, Inc.	274,800	9,088,143	0.2%
#*Toyota Motor Corp. Sponsored ADR	273,869	21,112,561	0.5%
Other Securities		803,181,473	18.6%

TOTAL JAPAN		867,278,207	20.1%

NETHERLANDS — (2.3%)
#*ING Groep NV Sponsored ADR	1,565,969	13,890,145	0.3%
Other Securities		107,240,066	2.5%

TOTAL NETHERLANDS		121,130,211	2.8%

NEW ZEALAND — (0.2%)
Other Securities		10,875,569	0.2%

NORWAY — (0.9%)
Other Securities		46,568,721	1.1%

PORTUGAL — (0.3%)
Other Securities		16,823,418	0.4%

SINGAPORE — (1.3%)
Other Securities		69,452,992	1.6%

SOUTH AFRICA — (0.0%)
Other Securities		83,333	0.0%

SPAIN — (2.0%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	858,383	11,270,569	0.3%
#Banco Santander SA Sponsored ADR	2,151,591	26,550,633	0.6%
Other Securities		66,749,044	1.5%

TOTAL SPAIN		104,570,246	2.4%

SWEDEN — (2.1%)
Nordea Bank AB	910,765	8,885,635	0.2%
Other Securities		103,409,348	2.4%

TOTAL SWEDEN		112,294,983	2.6%

SWITZERLAND — (5.0%)
Credit Suisse Group AG Sponsored ADR	405,680	18,539,576	0.4%
#*Holcim, Ltd. AG	196,366	14,632,924	0.4%
Nestle SA	546,164	26,724,306	0.6%
#*Novartis AG ADR	446,694	22,714,390	0.5%
Roche Holding AG Genusschein	82,873	13,084,751	0.3%
Zurich Financial Services AG	61,540	13,643,100	0.3%
Other Securities		153,707,810	3.6%

TOTAL SWITZERLAND		263,046,857	6.1%

UNITED KINGDOM — (16.1%)
*Anglo American P.L.C.	536,326	22,780,947	0.5%
Barclays P.L.C. Sponsored ADR	967,457	19,755,472	0.4%
#BP P.L.C. Sponsored ADR	717,376	37,411,158	0.9%
#HSBC Holdings P.L.C. Sponsored ADR	1,176,187	59,856,156	1.4%
*Lloyds Banking Group P.L.C.	8,826,528	8,830,921	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
#Pearson P.L.C. Sponsored ADR	607,283	$9,698,310	0.2%
Royal Dutch Shell P.L.C. ADR	1,028,172	62,389,477	1.4%
SABmiller P.L.C.	396,880	12,442,262	0.3%
Standard Chartered P.L.C.	823,253	21,959,947	0.5%
Tesco P.L.C.	1,793,199	11,893,816	0.3%
Vodafone Group P.L.C. Sponsored ADR	1,705,931	37,871,668	0.9%
*Xstrata P.L.C.	782,713	12,880,937	0.3%
Other Securities		531,287,117	12.3%

TOTAL UNITED KINGDOM		849,058,188	19.6%

TOTAL COMMON STOCKS		4,281,208,433	99.0%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		140,204	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		406	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

BELGIUM — (0.0%)
Other Securities		24	0.0%

FRANCE — (0.0%)
Other Securities		16,271	0.0%

HONG KONG — (0.0%)
Other Securities		24,314	0.0%

ITALY — (0.0%)
Other Securities		759	0.0%

NORWAY — (0.0%)
Other Securities		25,268	0.0%

SPAIN — (0.0%)
Other Securities		12,509	0.0%

SWEDEN — (0.0%)
Other Securities		9,209	0.0%

SWITZERLAND — (0.0%)
Other Securities		6,231	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		1,545	0.0%

TOTAL RIGHTS/WARRANTS		96,536	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $22,805,000 FNMA 4.00%, 12/15/38, valued at $23,745,706) to be repurchased at $23,394,370	$23,394	23,394,000	0.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (18.4%)
§@DFA Short Term Investment Fund	968,507,432	$968,507,432	22.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $555,384) to be repurchased at $544,503	$544	544,494	0.0%

TOTAL SECURITIES LENDING COLLATERAL		969,051,926	22.4%

TOTAL INVESTMENTS — (100.0%) (Cost $5,422,065,184)		$5,273,891,099	122.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,056,587	$273,772,376	—	$291,828,963
Austria	111,930	25,226,916	—	25,338,846
Belgium	5,424,580	42,960,570	—	48,385,150
Canada	464,095,048	450	—	464,095,498
Denmark	2,113,186	41,732,659	—	43,845,845
Finland	4,743,219	64,415,413	—	69,158,632
France	57,104,659	283,287,406	—	340,392,065
Germany	57,274,626	201,647,398	—	258,922,024
Greece	5,310,121	24,757,089	—	30,067,210
Hong Kong	761,019	97,734,766	—	98,495,785
Ireland	11,524,169	17,906,113	—	29,430,282
Italy	11,855,374	108,210,034	—	120,065,408
Japan	95,283,902	771,994,305	—	867,278,207
Netherlands	30,742,133	90,388,078	—	121,130,211
New Zealand	410,582	10,464,987	—	10,875,569
Norway	1,982,602	44,586,119	—	46,568,721
Portugal	259,150	16,564,268	—	16,823,418
Singapore	14,230	69,438,762	—	69,452,992
South Africa	83,333	—	—	83,333
Spain	50,667,567	53,902,679	—	104,570,246
Sweden	8,659,927	103,635,056	—	112,294,983
Switzerland	56,509,787	206,537,070	—	263,046,857
United Kingdom	308,830,626	540,227,562	—	849,058,188
Preferred Stocks
Australia	—	140,204	—	140,204
Rights/Warrants
Australia	—	406	—	406
Austria	—	—	—	—
Belgium	24	—	—	24
France	16,271	—	—	16,271
Hong Kong	8,426	15,888	—	24,314
Italy	759	—	—	759
Norway	—	25,268	—	25,268
Spain	12,509	—	—	12,509
Sweden	—	9,209	—	9,209
Switzerland	6,231	—	—	6,231
United Kingdom	—	1,545	—	1,545
Temporary Cash Investments	—	23,394,000	—	23,394,000
Securities Lending Collateral	—	969,051,926	—	969,051,926

TOTAL	$1,191,862,577	$4,082,028,522	—	$5,273,891,099

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,667,342,155
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,124,268,013
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	837,447,548
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	698,022,767
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	505,555,734

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,492,857,408)	$4,832,636,217

	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,885,000 FNMA 1.213%(v), 11/25/39, valued at $17,974,963) to be repurchased at $17,706,280 (Cost $17,706,000)	$17,706	17,706,000

TOTAL INVESTMENTS - (100.0%) (Cost $4,510,563,408)		$4,850,342,217

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,832,636,217	—	—	$4,832,636,217
Temporary Cash Investments	—	$17,706,000	—	17,706,000

TOTAL	$4,832,636,217	$17,706,000	—	$4,850,342,217

See accompanying Notes to Financial Statements.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$122,201,006

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $192,346,671)	$122,201,006

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$122,201,006	—	—	$122,201,006

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$117,639,151

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $98,962,981)	$117,639,151

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$117,639,151	—	—	$117,639,151

See accompanying Notes to Financial Statements.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$30,035,602

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $29,235,649)	$30,035,602

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$30,035,602	—	—	$30,035,602

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$114,722,046

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $110,895,019)	$114,722,046

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$114,722,046	—	—	$114,722,046

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.3%)
AUSTRALIA — (23.9%)
#CFS Retail Property Trust	8,244,035	$14,536,858	1.7%
Charter Hall Office REIT	20,635,474	5,653,159	0.7%
Commonwealth Property Office Fund	8,386,613	7,149,081	0.9%
#Dexus Property Group	22,068,382	16,367,771	2.0%
Goodman Group	26,951,033	17,520,458	2.1%
GPT Group	41,073,798	21,947,127	2.7%
#ING Industrial Fund	9,847,597	3,896,292	0.5%
ING Office Fund	11,448,968	6,425,538	0.8%
Stockland Trust Group	10,688,359	38,962,138	4.7%
Westfield Group	6,397,056	75,558,255	9.2%
Other Securities		17,637,540	2.1%

TOTAL AUSTRALIA		225,654,217	27.4%

BELGIUM — (1.4%)
Befimmo SCA	54,310	4,149,444	0.5%
#Cofinimmo SA	41,164	5,663,641	0.7%
Other Securities		3,871,092	0.5%

TOTAL BELGIUM		13,684,177	1.7%

CANADA — (5.3%)
#Boardwalk REIT	99,566	4,018,710	0.5%
#Canadian REIT	139,393	3,931,492	0.5%
#H&R REIT	514,146	8,806,990	1.1%
#Riocan REIT	523,568	9,999,231	1.2%
Other Securities		23,262,660	2.8%

TOTAL CANADA		50,019,083	6.1%

CHINA — (0.2%)
Other Securities		1,887,414	0.2%

FRANCE — (13.2%)
#Fonciere des Regions SA	109,029	11,282,142	1.4%
*Gecina SA	82,372	8,468,753	1.0%
#Icade SA	92,928	9,032,845	1.1%
#Klepierre SA	436,930	15,056,790	1.8%
Mercialys SA	115,470	3,875,762	0.5%
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	7,169,165	0.9%
Unibail-Rodamco SE	343,545	64,930,205	7.9%
Other Securities		5,015,785	0.6%

TOTAL FRANCE		124,831,447	15.2%

GERMANY — (0.1%)
Other Securities		958,638	0.1%

GREECE — (0.0%)
Other Securities		278,948	0.0%

HONG KONG — (3.3%)
#Champion REIT	10,184,658	4,736,738	0.6%
Link REIT (The)	9,542,543	23,532,677	2.9%
Other Securities		2,724,286	0.3%

TOTAL HONG KONG		30,993,701	3.8%

ITALY — (0.1%)
Other Securities		831,515	0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (12.2%)
*Advance Residence Investment Corp.	2,747	$3,918,646	0.5%
#Frontier Real Estate Investment Corp.	555	4,271,087	0.5%
Japan Logistics Fund, Inc.	536	4,286,991	0.5%
Japan Prime Realty Investment Corp.	2,401	5,722,641	0.7%
#Japan Real Estate Investment Corp.	1,894	15,795,381	1.9%
Japan Retail Fund Investment	5,853	7,877,519	1.0%
Nippon Building Fund, Inc.	2,148	18,017,741	2.2%
Nomura Real Estate Office Fund, Inc.	1,141	6,423,864	0.8%
Orix Jreit, Inc.	1,025	5,015,212	0.6%
#United Urban Investment Corp.	765	4,976,815	0.6%
Other Securities		39,449,147	4.8%

TOTAL JAPAN		115,755,044	14.1%

MALAYSIA — (0.1%)
Other Securities		636,415	0.1%

NETHERLANDS — (3.5%)
#Corio NV	228,188	13,201,283	1.6%
Eurocommercial Properties NV	112,685	4,224,909	0.5%
Wereldhave NV	90,120	7,535,179	0.9%
Other Securities		8,111,253	1.0%

TOTAL NETHERLANDS		33,072,624	4.0%

NEW ZEALAND — (0.8%)
Other Securities		7,803,181	0.9%

SINGAPORE — (5.7%)
#Ascendas REIT	6,256,000	8,734,248	1.1%
#CapitaCommercial Trust	8,208,000	7,178,045	0.9%
CapitaMall Trust	9,580,300	13,513,327	1.6%
#Suntec REIT	6,015,000	6,053,541	0.7%
Other Securities		18,204,654	2.2%

TOTAL SINGAPORE		53,683,815	6.5%

SOUTH AFRICA — (1.3%)
Other Securities		12,028,474	1.5%

TAIWAN — (0.5%)
Other Securities		4,305,180	0.5%

TURKEY — (0.3%)
Other Securities		2,753,798	0.3%

UNITED KINGDOM — (13.4%)
British Land Co. P.L.C.	3,283,041	23,314,012	2.8%
Derwent London P.L.C.	487,068	10,733,570	1.3%
Great Portland Estates P.L.C.	1,223,426	5,856,524	0.7%
Hammerson P.L.C.	2,677,222	15,628,174	1.9%
Land Securities Group P.L.C.	3,168,728	31,688,883	3.9%
Liberty International P.L.C.	1,959,346	14,610,694	1.8%
Segro P.L.C.	2,944,062	13,896,875	1.7%
Shaftesbury P.L.C.	948,497	5,644,575	0.7%
Other Securities		5,852,598	0.7%

TOTAL UNITED KINGDOM		127,225,905	15.5%

TOTAL COMMON STOCKS		806,403,576	98.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Securities		77,323	0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,005,000 FNMA 1.213%(v), 11/25/39, valued at $2,586,295) to be repurchased at $2,544,040	$2,544	$2,544,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.4%)
§@DFA Short Term Investment Fund	134,696,061	134,696,061	16.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,052,296) to be repurchased at $2,026,083	$2,026	2,026,053	0.2%

TOTAL SECURITIES LENDING COLLATERAL		136,722,114	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $1,130,522,057)		$945,747,013	114.9%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$199,833	$225,454,384	—	$225,654,217
Belgium	—	13,684,177	—	13,684,177
Canada	50,019,083	—	—	50,019,083
China	783,478	1,103,936	—	1,887,414
France	—	124,831,447	—	124,831,447
Germany	—	958,638	—	958,638
Greece	—	278,948	—	278,948
Hong Kong	—	30,993,701	—	30,993,701
Italy	—	831,515	—	831,515
Japan	3,918,646	111,836,398	—	115,755,044
Malaysia	271,472	364,943	—	636,415
Netherlands	—	33,072,624	—	33,072,624
New Zealand	—	7,803,181	—	7,803,181
Singapore	1,066,336	52,617,479	—	53,683,815
South Africa	2,130,581	9,897,893	—	12,028,474
Taiwan	—	4,305,180	—	4,305,180
Turkey	—	2,753,798	—	2,753,798
United Kingdom	—	127,225,905	—	127,225,905
Rights/Warrants
France	77,323	—	—	77,323
Temporary Cash Investments	—	2,544,000	—	2,544,000
Securities Lending Collateral	—	136,722,114	—	136,722,114

TOTAL	$58,466,752	$887,280,261	—	$945,747,013

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†

AFFILIATED INVESTMENT COMPANIES — (99.7%)

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	17,082,806	$345,755,994

Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	54,188,889	263,358,001

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $509,111,785)		609,113,995

TEMPORARY CASH INVESTMENTS — (0.3%)

BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares (Cost $1,777,000)	1,777,000	1,777,000

TOTAL INVESTMENTS - (100.0%) (Cost $510,888,785)		$610,890,995

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$609,113,995	—	—	$609,113,995
Temporary Cash Investments	1,777,000	—	—	1,777,000

TOTAL	$610,890,995	—	—	$610,890,995

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
AUSTRALIA — (6.7%)
Goodman Fielder, Ltd.	19,890,594	$26,699,018	0.4%
#*Iluka Resources, Ltd.	6,767,030	28,815,665	0.4%
*Pacific Brands, Ltd.	29,002,108	31,673,011	0.4%
Other Securities		480,259,420	6.3%

TOTAL AUSTRALIA		567,447,114	7.5%

AUSTRIA — (1.0%)
#*Wienerberger AG	1,882,920	35,003,545	0.4%
Other Securities		51,102,784	0.7%

TOTAL AUSTRIA		86,106,329	1.1%

BELGIUM — (1.3%)
Other Securities		110,303,094	1.5%

CANADA — (9.3%)
*Celestica, Inc.	4,081,842	40,263,887	0.5%
Dorel Industries, Inc. Class B	842,000	29,815,653	0.4%
Groupe Aeroplan, Inc.	2,873,505	31,399,789	0.4%
*HudBay Minerals, Inc.	1,963,988	24,980,040	0.3%
#Laurentian Bank of Canada	689,000	29,925,852	0.4%
*Lundin Mining Corp.	6,435,486	30,346,503	0.4%
#*MDS, Inc.	2,954,471	26,409,329	0.4%
#*New Gold, Inc.	6,380,120	37,371,248	0.5%
*RONA, Inc.	2,225,426	38,010,574	0.5%
Sherritt International Corp.	5,573,711	43,347,428	0.6%
Other Securities		455,811,533	6.0%

TOTAL CANADA		787,681,836	10.4%

DENMARK — (0.5%)
Other Securities		45,872,427	0.6%

FINLAND — (2.9%)
#Outokumpu Oyj	2,864,481	60,242,339	0.8%
#Pohjola Bank P.L.C.	3,363,010	36,730,623	0.5%
Other Securities		145,178,167	1.9%

TOTAL FINLAND		242,151,129	3.2%

FRANCE — (5.8%)
Arkema SA	1,028,400	42,901,764	0.6%
#*Atos Origin SA	737,326	37,361,997	0.5%
Havas SA	8,111,619	43,445,214	0.6%
#Nexans SA	593,945	46,821,109	0.6%
*Valeo SA	1,385,088	46,328,306	0.6%
Other Securities		274,240,825	3.6%

TOTAL FRANCE		491,099,215	6.5%

GERMANY — (5.5%)
#Aurubis AG	1,148,031	58,134,202	0.8%
Bilfinger Berger AG	956,696	63,447,927	0.8%
Lanxess AG	1,049,103	49,543,537	0.7%
Rheinmetall AG	482,624	33,594,660	0.4%
Other Securities		257,052,117	3.4%

TOTAL GERMANY		461,772,443	6.1%

GREECE — (0.5%)
Other Securities		41,206,973	0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (2.7%)
Other Securities		$229,223,651	3.0%

IRELAND — (0.6%)
Other Securities		54,093,053	0.7%

ITALY — (3.3%)
Banca Popolare di Milano Scarl	10,151,010	57,090,430	0.8%
*Pirelli & Co. SpA	67,386,003	38,771,760	0.5%
Other Securities		185,647,860	2.4%

TOTAL ITALY		281,510,050	3.7%

JAPAN — (19.6%)
#Leopalace21 Corp.	4,105,115	25,521,161	0.3%
Other Securities		1,633,626,420	21.6%

TOTAL JAPAN		1,659,147,581	21.9%

MALAYSIA — (0.0%)
Other Securities		3,469	0.0%

NETHERLANDS — (1.6%)
Nutreco Holding NV	718,204	44,935,754	0.6%
Other Securities		87,046,787	1.1%

TOTAL NETHERLANDS		131,982,541	1.7%

NEW ZEALAND — (0.4%)
Other Securities		31,124,883	0.4%

NORWAY — (1.4%)
*Sevan Marine ASA	17,137,386	24,809,288	0.3%
Other Securities		95,034,349	1.3%

TOTAL NORWAY		119,843,637	1.6%

PORTUGAL — (0.2%)
Other Securities		13,614,946	0.2%

SINGAPORE — (1.5%)
Other Securities		129,199,807	1.7%

SPAIN — (1.2%)
#Ebro Puleva SA	1,417,872	26,403,602	0.4%
Other Securities		78,368,639	1.0%

TOTAL SPAIN		104,772,241	1.4%

SWEDEN — (3.0%)
#Boliden AB	4,986,751	68,610,132	0.9%
#*Trelleborg AB Series B	6,681,684	48,341,757	0.7%
Other Securities		138,189,622	1.8%

TOTAL SWEDEN		255,141,511	3.4%

SWITZERLAND — (4.2%)
*Clariant AG	4,668,293	64,409,347	0.9%
Helvetia Holding AG	88,673	27,095,001	0.4%
Other Securities		260,963,692	3.4%

TOTAL SWITZERLAND		352,468,040	4.7%

UNITED KINGDOM — (15.3%)
Amlin P.L.C.	9,708,370	55,547,501	0.7%
Bellway P.L.C.	3,481,205	39,965,187	0.5%
*Bovis Homes Group P.L.C.	4,184,856	27,151,954	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Brit Insurance Holdings NV	2,794,855	$33,875,491	0.4%
Catlin Group, Ltd. P.L.C.	8,508,243	45,763,916	0.6%
*Cookson Group P.L.C.	3,902,119	33,441,504	0.4%
DS Smith P.L.C.	12,895,987	26,473,170	0.4%
Greene King P.L.C.	5,267,643	36,556,672	0.5%
Hiscox, Ltd. P.L.C.	10,648,017	54,209,710	0.7%
Meggitt P.L.C.	13,218,834	62,899,404	0.8%
Millennium & Copthorne Hotels P.L.C.	5,069,910	36,539,871	0.5%
Mondi P.L.C.	7,958,099	53,718,798	0.7%
*Persimmon P.L.C.	6,879,478	50,023,182	0.7%
Tomkins P.L.C.	13,336,659	50,454,191	0.7%
*Travis Perkins P.L.C.	3,885,994	50,189,471	0.7%
Other Securities		638,435,493	8.4%

TOTAL UNITED KINGDOM		1,295,245,515	17.1%

TOTAL COMMON STOCKS		7,491,011,485	99.0%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,358,744	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

CANADA — (0.0%)
Other Securities		131,902	0.0%

FRANCE — (0.0%)
Other Securities		2,006,196	0.0%

HONG KONG — (0.0%)
Other Securities		780,944	0.0%

ITALY — (0.0%)
Other Securities		45,238	0.0%

SWEDEN — (0.0%)
Other Securities		47,551	0.0%

SWITZERLAND — (0.0%)
Other Securities		75,513	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		3,087,344	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $44,560,000 FNMA 4.00%, 12/15/38, valued at $46,398,100) to be repurchased at $45,712,724	$45,712	45,712,000	0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (10.9%)
§@DFA Short Term Investment Fund	918,056,137	$918,056,137	12.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $65,581) to be repurchased at $64,296	$64	64,295	0.0%

TOTAL SECURITIES LENDING COLLATERAL		918,120,432	12.1%

TOTAL INVESTMENTS — (100.0%) (Cost $8,664,708,918)		$8,461,290,005	111.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,942,775	$554,504,339	—	$567,447,114
Austria	83,838	86,022,491	—	86,106,329
Belgium	32,953	110,270,141	—	110,303,094
Canada	787,681,836	—	—	787,681,836
Denmark	77,940	45,794,487	—	45,872,427
Finland	9,258,615	232,892,514	—	242,151,129
France	658,635	490,440,580	—	491,099,215
Germany	73,240	461,699,203	—	461,772,443
Greece	—	41,206,973	—	41,206,973
Hong Kong	1,195,495	228,028,156	—	229,223,651
Ireland	—	54,093,053	—	54,093,053
Italy	—	281,510,050	—	281,510,050
Japan	9,648,565	1,649,499,016	—	1,659,147,581
Malaysia	—	3,469	—	3,469
Netherlands	—	131,982,541	—	131,982,541
New Zealand	30,379	31,094,504	—	31,124,883
Norway	—	119,843,637	—	119,843,637
Portugal	—	13,614,946	—	13,614,946
Singapore	112,199	129,087,608	—	129,199,807
Spain	—	104,772,241	—	104,772,241
Sweden	1,102,990	254,038,521	—	255,141,511
Switzerland	800,074	351,667,966	—	352,468,040
United Kingdom	11,989,062	1,283,256,453	—	1,295,245,515
Preferred Stocks
Australia	—	3,358,744	—	3,358,744
Rights/Warrants
Australia	—	—	—	—
Canada	131,902	—	—	131,902
France	2,006,196	—	—	2,006,196
Hong Kong	133,105	647,839	—	780,944
Italy	45,238	—	—	45,238
Sweden	47,551	—	—	47,551
Switzerland	75,513	—	—	75,513
United Kingdom	—	—	—	—
Temporary Cash Investments	—	45,712,000	—	45,712,000
Securities Lending Collateral	—	918,120,432	—	918,120,432

TOTAL	$838,128,101	$7,623,161,904	—	$8,461,290,005

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (83.5%)
AUSTRALIA — (5.7%)
Amcor, Ltd.	98,578	$596,572	0.2%
Australia & New Zealand Banking Group, Ltd.	29,839	660,912	0.2%
Macquarie Group, Ltd.	13,345	608,532	0.2%
Other Securities		19,584,619	6.0%

TOTAL AUSTRALIA		21,450,635	6.6%

AUSTRIA — (0.6%)
Voestalpine AG	16,154	600,876	0.2%
Other Securities		1,839,045	0.6%

TOTAL AUSTRIA		2,439,921	0.8%

BELGIUM — (1.1%)
Other Securities		4,090,716	1.3%

CANADA — (9.7%)
#Bank of Montreal	20,300	1,260,806	0.4%
*Magna International, Inc. Class A	9,280	610,262	0.2%
Sun Life Financial, Inc.	19,778	581,580	0.2%
Suncor Energy, Inc.	29,572	1,011,627	0.3%
Talisman Energy, Inc.	45,748	778,680	0.2%
*Teck Resources, Ltd. Class B	33,100	1,300,799	0.4%
#Toronto Dominion Bank	11,000	817,582	0.2%
Other Securities		30,065,596	9.2%

TOTAL CANADA		36,426,932	11.1%

DENMARK — (0.9%)
Other Securities		3,611,328	1.1%

FINLAND — (1.6%)
UPM-Kymmene Oyj	49,028	703,595	0.2%
Other Securities		5,309,881	1.6%

TOTAL FINLAND		6,013,476	1.8%

FRANCE — (5.7%)
BNP Paribas SA	14,324	983,862	0.3%
Compagnie de Saint-Gobain SA	15,834	781,653	0.2%
Compagnie Generale des Establissements Michelin SA Series B	8,950	648,378	0.2%
Lafarge SA	8,284	600,609	0.2%
Other Securities		18,328,643	5.6%

TOTAL FRANCE		21,343,145	6.5%

GERMANY — (4.4%)
Deutsche Bank AG	20,528	1,409,863	0.4%
#E.ON AG	18,237	674,479	0.2%
#*Infineon Technologies AG ADR	88,444	619,108	0.2%
Other Securities		13,910,977	4.3%

TOTAL GERMANY		16,614,427	5.1%

GREECE — (0.7%)
Other Securities		2,752,551	0.9%

HONG KONG — (2.2%)
Other Securities		8,312,715	2.6%

IRELAND — (0.8%)
Other Securities		2,874,655	0.9%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.4%)
Other Securities		$8,906,495	2.7%

JAPAN — (17.5%)
*Toyota Motor Corp. Sponsored ADR	7,600	585,884	0.2%
Other Securities		65,238,742	19.9%

TOTAL JAPAN		65,824,626	20.1%

NETHERLANDS — (2.4%)
#*ING Groep NV Sponsored ADR	72,426	642,419	0.2%
Koninklijke Philips Electronics NV	22,955	770,810	0.2%
Other Securities		7,471,457	2.3%

TOTAL NETHERLANDS		8,884,686	2.7%

NEW ZEALAND — (0.3%)
Other Securities		1,138,234	0.4%

NORWAY — (1.2%)
#*DnB NOR ASA Series A	53,292	630,717	0.2%
Other Securities		3,895,717	1.2%

TOTAL NORWAY		4,526,434	1.4%

PORTUGAL — (0.4%)
Other Securities		1,397,553	0.4%

SINGAPORE — (1.4%)
Other Securities		5,333,894	1.6%

SOUTH AFRICA — (0.0%)
Other Securities		79,104	0.0%

SPAIN — (1.8%)
#Banco Santander SA	71,865	913,790	0.3%
#Banco Santander SA Sponsored ADR	49,963	616,543	0.2%
Other Securities		5,397,590	1.6%

TOTAL SPAIN		6,927,923	2.1%

SWEDEN — (2.2%)
Other Securities		8,220,985	2.5%

SWITZERLAND — (4.8%)
Credit Suisse Group AG	13,655	626,734	0.2%
*Holcim, Ltd. AG	21,970	1,637,174	0.5%
#Swatch Group AG	2,763	809,459	0.3%
*Swiss Reinsurance Co., Ltd. AG	23,898	1,036,419	0.3%
*UBS AG	52,017	805,857	0.2%
Zurich Financial Services AG	6,455	1,431,040	0.4%
Other Securities		11,654,051	3.6%

TOTAL SWITZERLAND		18,000,734	5.5%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	48,414	2,056,430	0.6%
Aviva P.L.C.	128,562	679,629	0.2%
Barclays P.L.C.	140,947	724,929	0.2%
BP P.L.C. Sponsored ADR	18,084	943,081	0.3%
#HSBC Holdings P.L.C. Sponsored ADR	41,857	2,130,103	0.7%
International Power P.L.C.	155,255	785,855	0.2%
Kingfisher P.L.C.	232,192	884,909	0.3%
Legal & General Group P.L.C.	594,171	772,624	0.2%
*Lloyds Banking Group P.L.C.	637,217	637,534	0.2%
Man Group P.L.C.	175,697	648,628	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
*Old Mutual P.L.C.	499,092	$880,837	0.3%
Prudential P.L.C.	68,348	600,057	0.2%
Royal Dutch Shell P.L.C. ADR	36,727	2,228,594	0.7%
RSA Insurance Group P.L.C.	351,201	650,031	0.2%
Standard Chartered P.L.C.	26,514	707,250	0.2%
Standard Life P.L.C.	228,627	695,547	0.2%
#Vodafone Group P.L.C. Sponsored ADR	74,937	1,663,601	0.5%
*Wolseley P.L.C.	25,895	646,727	0.2%
*Xstrata P.L.C.	91,577	1,507,063	0.5%
Other Securities		39,359,204	12.0%

TOTAL UNITED KINGDOM		59,202,633	18.1%

TOTAL COMMON STOCKS		314,373,802	96.2%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		56,697	0.0%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		870	0.0%

NORWAY — (0.0%)
Other Securities		3,850	0.0%

SPAIN — (0.0%)
Other Securities		661	0.0%

SWITZERLAND — (0.0%)
Other Securities		1,360	0.0%

TOTAL RIGHTS/WARRANTS		6,741	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,020,000 FHLMC 5.00%, 10/15/24, valued at $1,095,225) to be repurchased at $1,076,017	$1,076	1,076,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.2%)
§@DFA Short Term Investment Fund	55,071,396	55,071,396	16.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $1,959) to be repurchased at $1,934	$2	1,934	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $6,154,937) to be repurchased at $6,034,348	$6,034	$6,034,252	1.9%

TOTAL SECURITIES LENDING COLLATERAL		61,107,582	18.7%

TOTAL INVESTMENTS — (100.0%) (Cost $304,365,313)		$376,620,822	115.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$465,553	$20,985,082	—	$21,450,635
Austria	—	2,439,921	—	2,439,921
Belgium	281,418	3,809,298	—	4,090,716
Canada	36,426,932	—	—	36,426,932
Denmark	17,869	3,593,459	—	3,611,328
Finland	41,384	5,972,092	—	6,013,476
France	1,305,710	20,037,435	—	21,343,145
Germany	3,178,895	13,435,532	—	16,614,427
Greece	203,067	2,549,484	—	2,752,551
Hong Kong	14,110	8,298,605	—	8,312,715
Ireland	600,805	2,273,850	—	2,874,655
Italy	610,178	8,296,317	—	8,906,495
Japan	3,628,046	62,196,580	—	65,824,626
Netherlands	2,238,429	6,646,257	—	8,884,686
New Zealand	10,179	1,128,055	—	1,138,234
Norway	44,166	4,482,268	—	4,526,434
Portugal	—	1,397,553	—	1,397,553
Singapore	—	5,333,894	—	5,333,894
South Africa	79,104	—	—	79,104
Spain	2,248,069	4,679,854	—	6,927,923
Sweden	310,078	7,910,907	—	8,220,985
Switzerland	1,604,915	16,395,819	—	18,000,734
United Kingdom	8,882,259	50,320,374	—	59,202,633
Preferred Stocks
Australia	—	56,697	—	56,697
Rights/Warrants
Hong Kong	870	—	—	870
Norway	—	3,850	—	3,850
Spain	661	—	—	661
Switzerland	1,360	—	—	1,360
Temporary Cash Investments	—	1,076,000	—	1,076,000
Securities Lending Collateral	—	61,107,582	—	61,107,582

TOTAL	$62,194,057	$314,426,765	—	$376,620,822

See accompanying Notes to Financial Statements.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,131,251,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,018,192,914)	$2,131,251,378

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,131,251,378	—	—	$2,131,251,378

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,403,317,270

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $991,218,120)	$1,403,317,270

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,403,317,270	—	—	$1,403,317,270

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.3%)
BRAZIL — (4.9%)
Petroleo Brasileiro SA ADR	462,510	$19,624,299	0.6%
#*Vale SA Sponsored ADR	708,190	21,691,860	0.7%
Other Securities		135,266,718	4.1%

TOTAL BRAZIL		176,582,877	5.4%

CHILE — (2.1%)
Other Securities		73,466,908	2.2%

CHINA — (11.2%)
Bank of China, Ltd.	27,871,000	14,347,577	0.4%
China Construction Bank Corp.	20,169,000	16,404,205	0.5%
#China Life Insurance Co., Ltd. ADR	159,456	10,777,631	0.3%
China Mobile, Ltd. Sponsored ADR	502,001	24,547,849	0.7%
#CNOOC, Ltd. ADR	116,476	20,490,458	0.6%
Industrial & Commercial Bank of China, Ltd.	22,679,000	16,529,532	0.5%
PetroChina Co., Ltd. ADR	129,733	14,936,160	0.5%
Other Securities		284,562,439	8.7%

TOTAL CHINA		402,595,851	12.2%

CZECH REPUBLIC — (0.5%)
Other Securities		18,561,095	0.6%

HUNGARY — (1.0%)
*MOL Hungarian Oil & Gas NYRT	83,994	8,505,177	0.3%
#*OTP Bank NYRT	488,536	17,172,758	0.5%
Other Securities		8,352,305	0.2%

TOTAL HUNGARY		34,030,240	1.0%

INDIA — (11.4%)
ICICI Bank, Ltd. Sponsored ADR	396,338	16,852,292	0.5%
Infosys Technologies, Ltd.	225,217	13,736,383	0.4%
Reliance Industries, Ltd.	1,381,092	31,903,508	1.0%
Other Securities		347,414,718	10.6%

TOTAL INDIA		409,906,901	12.5%

INDONESIA — (3.0%)
PT Astra International Tbk	2,085,000	10,774,369	0.3%
PT Bumi Resources Tbk	30,519,500	7,832,528	0.3%
Other Securities		89,035,816	2.7%

TOTAL INDONESIA		107,642,713	3.3%

ISRAEL — (1.7%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	310,616	18,242,478	0.6%
Other Securities		43,241,889	1.3%

TOTAL ISRAEL		61,484,367	1.9%

MALAYSIA — (3.6%)
Malayan Banking Berhad	3,348,300	7,994,244	0.3%
Other Securities		122,413,796	3.7%

TOTAL MALAYSIA		130,408,040	4.0%

MEXICO — (4.7%)
America Movil S.A.B. de C.V. Series L ADR	359,075	18,485,181	0.6%
*Cemex S.A.B. de C.V. Sponsored ADR	1,165,980	13,851,842	0.4%
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	221,040	10,461,823	0.3%
#Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	10,438,157	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	$13,194,754	0.4%
Other Securities		103,456,625	3.2%

TOTAL MEXICO		169,888,382	5.2%

PHILIPPINES — (0.7%)
Other Securities		23,576,732	0.7%

POLAND — (1.7%)
*Polski Koncern Naftowy Orlen SA	643,094	8,470,953	0.3%
Other Securities		53,275,248	1.6%

TOTAL POLAND		61,746,201	1.9%

RUSSIA — (3.5%)
*Gazprom OAO Sponsored ADR	2,290,420	52,579,373	1.6%
*Lukoil OAO Sponsored ADR	502,859	28,285,373	0.9%
Other Securities		43,839,602	1.3%

TOTAL RUSSIA		124,704,348	3.8%

SOUTH AFRICA — (8.3%)
Gold Fields, Ltd. Sponsored ADR	764,800	10,278,912	0.3%
Impala Platinum Holdings, Ltd.	418,209	11,728,576	0.3%
*MTN Group, Ltd.	1,041,866	15,200,027	0.5%
Naspers, Ltd. Series N	378,717	15,250,956	0.5%
Sanlam, Ltd.	3,530,404	11,490,623	0.3%
Sasol, Ltd. Sponsored ADR	466,600	18,967,290	0.6%
Standard Bank Group, Ltd.	1,234,704	18,773,324	0.6%
Other Securities		195,441,784	5.9%

TOTAL SOUTH AFRICA		297,131,492	9.0%

SOUTH KOREA — (11.4%)
Hana Financial Group, Inc.	256,174	7,967,976	0.2%
#*Hynix Semiconductor, Inc.	351,331	8,892,360	0.3%
#Hyundai Motor Co., Ltd.	103,423	12,613,156	0.4%
KB Financial Group, Inc. ADR	214,911	10,487,657	0.3%
POSCO ADR	163,308	18,316,625	0.6%
Samsung Electronics Co., Ltd.	52,124	39,631,902	1.2%
Shinhan Financial Group Co., Ltd. ADR	114,085	9,713,197	0.3%
Other Securities		300,426,755	9.1%

TOTAL SOUTH KOREA		408,049,628	12.4%

TAIWAN — (11.3%)
Hon Hai Precision Industry Co., Ltd.	3,065,529	14,391,212	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,292,652	16,229,551	0.5%
Other Securities		372,174,476	11.3%

TOTAL TAIWAN		402,795,239	12.3%

THAILAND — (2.0%)
Other Securities		70,092,998	2.1%

TURKEY — (2.3%)
Turkiye Garanti Bankasi A.S.	1,790,492	8,674,098	0.2%
Other Securities		75,026,990	2.3%

TOTAL TURKEY		83,701,088	2.5%

TOTAL COMMON STOCKS		3,056,365,100	93.0%

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
Banco Bradesco SA Sponsored ADR	928,382	17,286,473	0.5%
#Cia Vale do Rio Doce	742,386	19,977,607	0.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (Continued)
#Gerdau SA Sponsored ADR	678,100	$11,120,840	0.4%
Itau Unibanco Holding SA ADR	1,648,537	35,740,282	1.1%
Metalurgica Gerdau SA	394,900	7,771,914	0.2%
Petroleo Brasileiro SA ADR	771,966	29,288,390	0.9%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	10,794,962	0.3%
Other Securities		70,991,898	2.2%

TOTAL BRAZIL		202,972,366	6.2%

CHILE — (0.0%)
Other Securities		359,997	0.0%

INDIA — (0.0%)
Other Securities		6,581	0.0%

TOTAL PREFERRED STOCKS		203,338,944	6.2%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		828	0.0%

CHINA — (0.0%)
Other Securities		306	0.0%

HONG KONG — (0.0%)
Other Securities		21,117	0.0%

INDIA — (0.0%)
Other Securities		16,935	0.0%

INDONESIA — (0.0%)
Other Securities		20,916	0.0%

ISRAEL — (0.0%)
Other Securities		962	0.0%

MALAYSIA — (0.0%)
Other Securities		29,173	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		13,347	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,273	0.0%

THAILAND — (0.0%)
Other Securities		71,587	0.0%

TOTAL RIGHTS/WARRANTS		190,444	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,200,000 FHLMC 4.00%, 12/15/38, valued at $13,744,500) to be repurchased at $13,540,214	$13,540	13,540,000	0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	299,462,018	$299,462,018	9.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $7,522,557) to be repurchased at $7,375,173	$7,375	7,375,056	0.2%

TOTAL SECURITIES LENDING COLLATERAL		306,837,074	9.3%

TOTAL INVESTMENTS — (100.0%) (Cost $2,745,518,552)		$3,580,271,562	108.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$176,582,877	—	—	$176,582,877
Chile	73,466,908	—	—	73,466,908
China	108,373,188	$294,222,663	—	402,595,851
Czech Republic	—	18,561,095	—	18,561,095
Hungary	696,809	33,333,431	—	34,030,240
India	22,853,260	387,053,641	—	409,906,901
Indonesia	5,786,513	101,856,200	—	107,642,713
Israel	21,783,876	39,700,491	—	61,484,367
Malaysia	93,699	130,314,341	—	130,408,040
Mexico	169,888,382	—	—	169,888,382
Philippines	2,153,992	21,422,740	—	23,576,732
Poland	117,788	61,628,413	—	61,746,201
Russia	—	124,704,348	—	124,704,348
South Africa	41,410,513	255,720,979	—	297,131,492
South Korea	54,916,546	353,133,082	—	408,049,628
Taiwan	14,790,676	388,004,563	—	402,795,239
Thailand	69,911,533	181,465	—	70,092,998
Turkey	2,025,464	81,675,624	—	83,701,088
Preferred Stocks
Brazil	202,972,366	—	—	202,972,366
Chile	359,997	—	—	359,997
India	—	6,581	—	6,581
Rights/Warrants
Brazil	828	—	—	828
China	—	306	—	306
Hong Kong	—	21,117	—	21,117
India	—	16,935	—	16,935
Indonesia	20,916	—	—	20,916
Israel	—	962	—	962
Malaysia	6,210	22,963	—	29,173
South Africa	13,347	—	—	13,347
South Korea	9,554	5,719	—	15,273
Thailand	71,587	—	—	71,587
Temporary Cash Investments	—	13,540,000	—	13,540,000
Securities Lending Collateral	—	306,837,074	—	306,837,074

TOTAL	$968,306,829	$2,611,964,733	—	$3,580,271,562

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio	U.S. Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—		$7,070,955		—	—
Investments at Value (including $0, $0, $370,881 and $1,116,480 of securities on loan, respectively)	$160,782		—		$2,401,703	$7,370,311
Temporary Cash Investments at Value & Cost	3,942		—		9,458	8,737
Collateral Received from Securities on Loan at Value & Cost	—		—		401,877	1,224,981
Cash	37		—		1	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		2,038	8,740
Dividends and Interest	1,453		—		570	1,635
Securities Lending Income	—		—		178	679
Fund Shares Sold	59		7,865		10,282	3,567
Unrealized Gain on Forward Currency Contracts	288		—		—	—
Prepaid Expenses and Other Assets	21		37		36	32

Total Assets	166,582		7,078,857		2,826,143	8,618,682

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		401,877	1,224,981
Investment Securities/Affiliated Investment Companies Purchased	—		238		6,676	4,049
Fund Shares Redeemed	131		7,627		1,117	5,742
Due to Advisor	28		889		663	3,040
Futures Margin Variation	2,918		—		—	—
Unrealized Loss on Forward Currency Contracts	31		—		—	—
Accrued Expenses and Other Liabilities	17		351		135	564

Total Liabilities	3,125		9,105		410,468	1,238,376

NET ASSETS	$163,457		$7,069,752		$2,415,675	$7,380,306

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $41,731 and $0 and shares outstanding of 0; 0; 3,930,988 and 0, respectively	N/A		N/A		$10.62	N/A

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	N/A

Class R2 Shares — based on net assets of $0; $0; $6,282 and $0 and shares outstanding of 0; 0; 561,587 and 0, respectively	N/A		N/A		$11.19	N/A

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	N/A

Institutional Class Shares — based on net assets of $163,457; $7,069,752; $2,367,662 and $7,380,306 and shares outstanding of 21,813,772; 366,728,973; 151,936,838 and 310,886,970, respectively .	$7.49		$19.28		$15.58	$23.74

NUMBER OF SHARES AUTHORIZED	300,000,000		2,000,000,000		700,000,000	1,700,000,000

Investments in Affiliated Investment Companies at Cost	$—		$5,185,775		$—	$—

Investments at Cost	$160,314		$—		$1,999,611	$6,447,940

NET ASSETS CONSIST OF:
Paid-In Capital	$244,796		$7,305,138		$2,071,570	$6,855,000
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	515		11,559		703	(4,778)
Accumulated Net Realized Gain (Loss)	(89,825)		(2,132,125)		(58,690)	(392,287)
Net Unrealized Foreign Exchange Gain (Loss)	243		—		—	—
Net Unrealized Appreciation (Depreciation)	7,728		1,885,180		402,092	922,371

NET ASSETS	$163,457		$7,069,752		$2,415,675	$7,380,306

*	Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio	U.S. Small Cap Portfolio
ASSETS:
Investments at Value (including $448,525, $692,521, $296,372 and $626,630 of securities on loan, respectively)	$2,591,613	$4,781,624	$1,547,477	$3,311,617
Temporary Cash Investments at Value & Cost	8,077	10,187	—	62,446
Collateral Received from Securities on Loan at Value & Cost	473,784	734,440	315,739	676,508
Cash	—	—	60	—
Receivables:
Investment Securities Sold	356	781	2,824	271
Dividends and Interest	1,859	3,334	750	943
Securities Lending Income	84	204	99	523
Fund Shares Sold	41,197	3,995	1,617	22,490
Prepaid Expenses and Other Assets	5	13	6	34

Total Assets	3,116,975	5,534,578	1,868,572	4,074,832

LIABILITIES:
Payables:
Upon Return of Securities Loaned	473,784	734,440	315,739	676,508
Investment Securities Purchased	7,378	1	4	58,295
Fund Shares Redeemed	1,085	2,895	671	4,348
Due to Advisor	366	799	386	943
Loan Payable	—	—	558	—
Accrued Expenses and Other Liabilities	122	242	92	233

Total Liabilities	482,735	738,377	317,450	740,327

NET ASSETS	$2,634,240	$4,796,201	$1,551,122	$3,334,505

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,634,240; $4,796,201; $1,551,122 and $3,334,505 and shares outstanding of 256,755,952; 468,848,825; 153,384,748 and 172,396,447, respectively	$10.26	$10.23	$10.11	$19.34

NUMBER OF SHARES AUTHORIZED	1,500,000,000	2,300,000,000	1,000,000,000	1,000,000,000

Investments at Cost	$2,409,736	$4,598,110	$1,465,525	$2,673,569

NET ASSETS CONSIST OF:
Paid-In Capital	$2,529,605	$4,703,764	$1,561,726	$3,036,989
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	4,481	7,529	1,611	2,689
Accumulated Net Realized Gain (Loss)	(81,723)	(98,606)	(94,167)	(343,221)
Net Unrealized Appreciation (Depreciation)	181,877	183,514	81,952	638,048

NET ASSETS	$2,634,240	$4,796,201	$1,551,122	$3,334,505

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio	International Core Equity Portfolio
ASSETS:
Investments at Value (including $505,723, $953,963, $286,918 and $897,178 of securities on loan, respectively)	$3,522,661	$2,634,668	$1,461,597	$4,281,445
Temporary Cash Investments at Value & Cost	5,159	2,857	8,656	23,394
Collateral Received from Securities on Loan at Value & Cost	552,779	1,025,409	307,896	969,052
Foreign Currencies at Value	—	—	2,784	13,947
Cash	—	—	15	15
Receivables:
Investment Securities Sold	290	—	—	419
Dividends, Interest and Tax Reclaims	1,206	3,600	6,456	18,391
Securities Lending Income	662	174	271	825
Fund Shares Sold	3,671	1,809	41,004	4,783
Unrealized Gain on Foreign Currency Contracts	—	—	4	8
Prepaid Expenses and Other Assets	30	9	8	6

Total Assets	4,086,458	3,668,526	1,828,691	5,312,285

LIABILITIES:
Payables:
Upon Return of Securities Loaned	552,779	1,025,409	307,896	969,052
Investment Securities Purchased	33	—	10,272	16,871
Fund Shares Redeemed	1,851	2,589	860	1,114
Due to Advisor	1,453	644	314	1,279
Accrued Expenses and Other Liabilities	302	207	142	584

Total Liabilities	556,418	1,028,849	319,484	988,900

NET ASSETS	$3,530,040	$2,639,677	$1,509,207	$4,323,385

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,530,040; $2,639,677; $1,509,207 and $4,323,385 and shares outstanding of 284,757,900; 130,431,669; 81,066,883 and 416,561,017, respectively	$12.40	$20.24	$18.62	$10.38

NUMBER OF SHARES AUTHORIZED	1,500,000,000	700,000,000	500,000,000	2,000,000,000

Investments at Cost	$3,001,603	$2,340,260	$1,324,302	$4,429,619

Foreign Currencies at Cost	$—	$—	$2,774	$13,861

NET ASSETS CONSIST OF:
Paid-In Capital	$3,429,898	$2,550,725	$1,538,251	$4,538,972
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,660	13,666	8,294	27,778
Accumulated Net Realized Gain (Loss)	(423,576)	(219,122)	(174,620)	(95,163)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(23)	(114)
Net Unrealized Appreciation (Depreciation)	521,058	294,408	137,305	(148,088)

NET ASSETS	$3,530,040	$2,639,677	$1,509,207	$4,323,385

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$4,832,636	$122,201	$117,639	$30,036
Temporary Cash Investments at Value & Cost	17,706	—	—	—
Cash	16	—	—	—
Receivables:
Fund Shares Sold	4,539	22	173	—
Prepaid Expenses and Other Assets	7	5	8	7

Total Assets	4,854,904	122,228	117,820	30,043

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	10,000	22	173	—
Fund Shares Redeemed	973	—	—	—
Due to Advisor	1,622	40	43	10
Accrued Expenses and Other Liabilities	251	24	17	7

Total Liabilities	12,846	86	233	17

NET ASSETS	$4,842,058	$122,142	$117,587	$30,026

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,842,058; $122,142; $117,587 and $30,026 and shares outstanding of 318,391,671; 8,058,726; 5,107,535 and 1,402,329, respectively	$15.21	$15.16	$23.02	$21.41

NUMBER OF SHARES AUTHORIZED	1,500,000,000	100,000,000	100,000,000	100,000,000

Investments in Affiliated Investment Companies at Cost	$4,492,857	$192,346	$98,963	$29,236

NET ASSETS CONSIST OF:
Paid-In Capital	$4,706,443	$282,739	$136,665	$33,352
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	22,828	851	113	185
Accumulated Net Realized Gain (Loss)	(226,824)	(91,293)	(37,866)	(4,314)
Net Unrealized Foreign Exchange Gain (Loss)	(168)	(10)	(1)	3
Net Unrealized Appreciation (Depreciation)	339,779	(70,145)	18,676	800

NET ASSETS	$4,842,058	$122,142	$117,587	$30,026

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$114,722	—	$609,114	—
Investments at Value (including $0, $129,552, $0 and $855,043 of securities on loan, respectively)	—	$806,481	—	$7,497,458
Temporary Cash Investments at Value & Cost	—	2,544	1,777	45,712
Collateral Received from Securities on Loan at Value & Cost	—	136,722	—	918,120
Foreign Currencies at Value	—	3,949	—	18,991
Cash	—	16	—	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	249	—	6,793
Dividends, Interest and Tax Reclaims	—	6,645	—	27,630
Securities Lending Income	—	146	—	1,664
Fund Shares Sold	177	7,718	2,091	3,615
Unrealized Gain on Foreign Currency Contracts	—	4	—	41
Prepaid Expenses and Other Assets	7	18	21	73

Total Assets	114,906	964,492	613,003	8,520,113

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	136,722	—	918,120
Investment Securities/Affiliated Investment Companies Purchased	174	4,316	2,018	29,248
Fund Shares Redeemed	3	268	942	2,290
Due to Advisor	39	237	12	4,138
Accrued Expenses and Other Liabilities	21	68	13	447

Total Liabilities	237	141,611	2,985	954,243

NET ASSETS	$114,669	$822,881	$610,018	$7,565,870

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares — based on net assets of $114,669; $822,881; $610,018 and $7,565,870 and shares outstanding of 7,296,420; 169,488,889; 81,071,412 and 471,368,658, respectively	$15.72	$4.86	$7.52	$16.05

NUMBER OF SHARES AUTHORIZED	100,000,000	700,000,000	500,000,000	2,300,000,000

Investments in Affiliated Investment Companies at Cost	$110,895	$—	$509,112	$—

Investments at Cost	$—	$991,256	$—	$7,700,876

Foreign Currencies at Cost	$—	$3,924	$—	$18,910

NET ASSETS CONSIST OF:
Paid-In Capital	$135,619	$1,119,932	$520,754	$7,708,449
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	351	(34,727)	986	28,661
Accumulated Net Realized Gain (Loss)	(25,166)	(77,518)	(11,724)	32,366
Net Unrealized Foreign Exchange Gain (Loss)	38	(56)	—	(269)
Net Unrealized Appreciation (Depreciation)	3,827	(184,750)	100,002	(203,337)

NET ASSETS	$114,669	$822,881	$610,018	$7,565,870

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International Vector Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,131,251	$1,403,317	—
Investments at Value (including $56,256, $0, $0 and $285,258 of securities on loan, respectively)	$314,437	—	—	$3,259,894
Temporary Cash Investments at Value & Cost	1,076	—	—	13,540
Collateral Received from Securities on Loan at Value & Cost	61,108	—	—	306,837
Foreign Currencies at Value	1,110	—	—	7,220
Cash	16	—	—	12,600
Receivables:
Investment Securities/Affiliated Investment Companies Sold	83	—	—	3,704
Dividends, Interest and Tax Reclaims	1,287	—	—	7,414
Securities Lending Income	60	—	—	255
Fund Shares Sold	10,761	2,426	2,320	19,245
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Prepaid Expenses and Other Assets	5	25	16	234

Total Assets	389,943	2,133,702	1,405,653	3,630,944

LIABILITIES:
Payables:
Upon Return of Securities Loaned	61,108	—	—	306,837
Investment Securities/Affiliated Investment Companies Purchased	1,624	1,223	1,995	32,183
Fund Shares Redeemed	74	1,203	325	1,062
Due to Advisor	120	721	518	1,476
Deferred Thailand Capital Gains Tax	—	—	—	2,890
Accrued Expenses and Other Liabilities	16	144	63	212

Total Liabilities	62,942	3,291	2,901	344,660

NET ASSETS	$327,001	$2,130,411	$1,402,752	$3,286,284

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $327,001; $2,130,411; $1,402,752 and $3,286,284 and shares outstanding of 33,096,172; 75,287,304; 67,427,215 and 172,177,302, respectively	$9.88	$28.30	$20.80	$19.09

NUMBER OF SHARES AUTHORIZED	500,000,000	500,000,000	500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$1,018,193	$991,218	$—

Investments at Cost	$242,182	$—	$—	$2,425,141

Foreign Currencies at Cost	$1,102	$—	$—	$7,171

NET ASSETS CONSIST OF:
Paid-In Capital	$255,786	$905,033	$945,794	$2,518,376
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,038	7,906	4,504	10,573
Accumulated Net Realized Gain (Loss)	(3,078)	107,084	41,328	(74,677)
Deferred Thailand Capital Gains Tax	—	(2,701)	(915)	(2,890)
Net Unrealized Foreign Exchange Gain (Loss)	(8)	31	(58)	100
Net Unrealized Appreciation (Depreciation)	72,263	1,113,058	412,099	834,802

NET ASSETS	$327,001	$2,130,411	$1,402,752	$3,286,284

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio	U.S. Small Cap Value Portfolio
Investment Income
Dividends	$47	$54,057	$8,015	$24,361
Interest	1,101	18	8	19
Income from Securities Lending	—	1,934	776	3,269
Expenses Allocated from Affiliated Investment Company	—	(3,790)	—	—

Total Investment Income	1,148	52,219	8,799	27,649

Expenses
Investment Advisory Services Fees	42	—	919	6,359
Administrative Services Fees	126	4,883	2,297	9,538
Accounting & Transfer Agent Fees	20	53	112	362
S&P 500® Fees	4	—	—	—
Shareholder Servicing Fees —
Class R1 Shares	—	—	18	—
Class R2 Shares	—	—	5	—
Custodian Fees	6	—	20	49
Filing Fees	14	88	60	37
Shareholders’ Reports	5	113	41	145
Directors’/Trustees’ Fees & Expenses	1	36	10	38
Professional Fees	3	44	24	100
Other	4	31	14	66

Total Expenses	225	5,248	3,520	16,694

Net Investment Income (Loss)	923	46,971	5,279	10,955

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	909	309,269	25,260	195,400
Futures	17,911	—	(256)	—
Foreign Currency Transactions	1,021	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,406)	979,704	500,501	1,701,730
Futures	5,556	—	—	—
Translation of Foreign Currency Denominated Amounts	204	—	—	—

Net Realized and Unrealized Gain (Loss)	24,195	1,288,973	525,505	1,897,130

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,118	$1,335,944	$530,784	$1,908,085

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio	U.S. Small Cap Portfolio
Investment Income
Dividends	$18,232	$31,799	$8,279	$12,397
Interest	7	9	3	11
Income from Securities Lending	639	1,519	725	3,024

Total Investment Income	18,878	33,327	9,007	15,432

Expenses
Investment Advisory Services Fees	1,950	4,320	2,046	429
Administrative Services Fees	—	—	—	4,581
Accounting & Transfer Agent Fees	136	248	85	169
Custodian Fees	19	34	20	32
Filing Fees	114	162	58	50
Shareholders’ Reports	22	49	23	60
Directors’/Trustees’ Fees & Expenses	13	24	7	17
Professional Fees	31	59	17	41
Other	17	30	11	30

Total Expenses	2,302	4,926	2,267	5,409

Net Investment Income (Loss)	16,576	28,401	6,740	10,023

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	859	(1,476)	1,131	76,804
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	410,703	844,619	314,030	676,011

Net Realized and Unrealized Gain (Loss)	411,562	843,143	315,161	752,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$428,138	$871,544	$321,901	$762,838

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio	International Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $1,698 and $4,100, respectively)	$13,368	$ 38,622	$19,031	$48,171
Interest	3	20	6	26
Income from Securities Lending	3,246	1,422	742	2,945

Total Investment Income	16,617	40,064	19,779	51,142

Expenses
Investment Advisory Services Fees	1,571	3,457	1,791	7,052
Administrative Services Fees	6,285	—	—	—
Accounting & Transfer Agent Fees	185	137	92	235
Custodian Fees	27	10	85	318
Filing Fees	24	57	39	153
Shareholders’ Reports	81	65	47	56
Directors’/Trustees’ Fees & Expenses	19	13	8	23
Professional Fees	49	30	21	57
Other	31	30	18	39

Total Expenses	8,272	3,799	2,101	7,933

Net Investment Income (Loss)	8,345	36,265	17,678	43,209

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	6,644	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	96,583	(25,226)	(4,108)	3,222
Foreign Currency Transactions	—	—	110	(28)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	724,671	673,476	46,839	202,998
Translation of Foreign Currency Denominated Amounts	—	—	(64)	(156)

Net Realized and Unrealized Gain (Loss)	821,254	654,894	42,777	206,036

Net Increase (Decrease) in Net Assets Resulting from Operations	$829,599	$691,159	$60,455	$249,245

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $3,682, $92, $32 and $2, respectively)	$45,750	$1,229	$1,421	$390
Interest	13	—	1	—
Income from Securities Lending	4,808	135	157	3
Expenses Allocated from Affiliated Investment Company	(3,047)	(75)	(85)	(18)

Total Net Investment Income Received from Affiliated Investment Companies	47,524	1,289	1,494	375

Fund Investment Income
Interest	8	—	—	—

Total Fund Investment Income	8	—	—	—

Fund Expenses
Administrative Services Fees	8,980	225	220	57
Accounting & Transfer Agent Fees	39	7	7	7
Filing Fees	50	10	12	9
Shareholders’ Reports	85	2	3	1
Directors’/Trustees’ Fees & Expenses	25	1	1	—
Professional Fees	31	1	1	1
Other	21	2	1	1

Total Expenses	9,231	248	245	76
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	12	(10)

Net Expenses	9,231	248	257	66

Net Investment Income (Loss)	38,301	1,041	1,237	309

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	9,524	(10,021)	1,476	(1,127)
Foreign Currency Transactions	(206)	10	1	(5)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	358,485	16,554	10,894	3,382
Translation of Foreign Currency Denominated Amounts .	(407)	(26)	(11)	(2)

Net Realized and Unrealized Gain (Loss)	367,396	6,517	12,360	2,248

Net Increase (Decrease) in Net Assets Resulting from Operations	$405,697	$7,558	$13,597	$2,557

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Continental Small Company Portfolio*	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $158, $0, $0 and $0 , respectively)	$955	—	—	—
Income Distributions Received from Affiliated Investment Company	—	—	$27,036	—
Interest	—	—	1	—
Income from Securities Lending	147	—	—	—
Expenses Allocated from Affiliated Investment Company	(77)	—	—	—

Total Net Investment Income Received from Affiliated Investment Companies	1,025	—	27,037	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $1,847, $0 and $6,647, respectively)	—	$20,226	—	$69,425
Interest	—	3	—	21
Income from Securities Lending	—	622	—	5,673

Total Fund Investment Income	—	20,851	—	75,119

Fund Expenses
Investment Advisory Services Fees	—	1,358	—	22,990
Administrative Services Fees	228	—	892	—
Accounting & Transfer Agent Fees	7	55	10	405
Custodian Fees	—	64	—	536
Filing Fees	12	25	12	47
Shareholders’ Reports	3	29	4	124
Directors’/Trustees’ Fees & Expenses	1	5	3	40
Professional Fees	1	10	5	110
Other	2	12	2	85

Total Expenses	254	1,558	928	24,337
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(829)	—

Net Expenses	254	1,558	99	24,337

Net Investment Income (Loss)	771	19,293	26,938	50,782

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(869)	(27,751)	(4,518)	67,551
Foreign Currency Transactions	(13)	224	—	(1,569)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,635	34,398	67,777	441,529
Translation of Foreign Currency Denominated Amounts	(8)	(155)	—	(267)

Net Realized and Unrealized Gain (Loss)	4,745	6,716	63,259	507,244

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,516	$26,009	$90,197	$558,026

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	International Vector Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $274, $1,909, $962 and $2,409, respectively)	$3,053	$18,344	$10,848	$23,597
Interest	2	3	3	8
Income from Securities Lending	217	858	1,020	1,547
Expenses Allocated from Affiliated Investment Companies	—	(1,809)	(1,828)	—

Total Investment Income	3,272	17,396	10,043	25,152

Expenses
Investment Advisory Services Fees	653	—	—	7,974
Administrative Services Fees	—	4,205	2,825	—
Accounting & Transfer Agent Fees	29	22	15	172
Custodian Fees	37	—	—	787
Filing Fees	12	28	23	59
Shareholders’ Reports	5	51	22	55
Directors’/Trustees’ Fees & Expenses	2	12	7	16
Professional Fees	3	16	9	48
Other	3	12	7	25

Total Expenses	744	4,346	2,908	9,136

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	28	—	—	—

Net Expenses	772	4,346	2,908	9,136

Net Investment Income (Loss)	2,500	13,050	7,135	16,016

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	764	106,949	79,388	15,828
Foreign Currency Transactions	(23)	392	31	204
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,680	157,645	132,629	385,783
Translation of Foreign Currency Denominated Amounts	(12)	(33)	(133)	24
Change in Deferred Thailand Capital Gains Tax	—	(629)	(345)	(1,058)

Net Realized and Unrealized Gain (Loss)	18,409	264,324	211,570	400,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,909	$277,374	$218,705	$416,797

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$923	$1,409	$46,971	$113,440	$5,279	$13,400
Net Realized Gain (Loss) on:
Investment Securities Sold	909	(24,217)	309,269	(2,244,299)	25,260	(80,571)
Futures	17,911	25,750	—	—	(256)	(823)
Foreign Currency Transactions	1,021	(1,379)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,406)	2,720	979,704	2,728,048	500,501	244,441
Futures	5,556	1,705	—	—	—	(3)
Translation of Foreign Currency Denominated Amounts	204	39	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	25,118	6,027	1,335,944	597,189	530,784	176,444

Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	—	(158)	(424)
Class R2 Shares	—	—	—	—	(12)	(27)
Institutional Class Shares	(693)	(17,802)	(48,952)	(123,996)	(5,762)	(13,728)
Net Short-Term Gains:
Institutional Class Shares	—	(1,762)	—	(6,242)	—	—

Total Distributions	(693)	(19,564)	(48,952)	(130,238)	(5,932)	(14,179)

Capital Share Transactions (1):
Shares Issued	7,345	58,709 *	646,256	1,807,041	584,632	850,582
Shares Issued in Lieu of Cash Distributions	664	18,404	44,891	117,409	5,495	13,641
Shares Redeemed	(34,208)	(98,676)	(772,039)	(1,858,197)	(183,064)	(425,490)

Net Increase (Decrease) from Capital Share Transactions	(26,199)	(21,563)	(80,892)	66,253	407,063	438,733

Total Increase (Decrease) in Net Assets	(1,774)	(35,100)	1,206,100	533,204	931,915	600,998
Net Assets
Beginning of Period	165,231	200,331	5,863,652	5,330,448	1,483,760	882,762

End of Period	$163,457	$165,231	$7,069,752	$5,863,652	$2,415,675	$1,483,760

(1) Shares Issued and Redeemed:
Shares Issued	1,032	9,053	36,691	140,615	41,395	88,462
Shares Issued in Lieu of Cash Distributions	97	3,392	2,626	10,018	440	1,442
Shares Redeemed	(4,806)	(17,904)	(43,485)	(145,245)	(13,570)	(44,353)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,677)	(5,459)	(4,168)	5,388	28,265	45,551

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$515	$285	$11,559	$13,540	$703	$1,308

*	Includes $7,414 in capital contributions related to the liquidation of The Enhanced U.S. Large Company Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,955	$16,559	$16,576	$31,729	$28,401	$55,180
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	195,400	(373,304)	859	(60,672)	(1,476)	(38,804)
Futures	—	570	—	683	—	3,212
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	1,701,730	602,920	410,703	253,827	844,619	375,912
Futures	—	—	—	(2)	—	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,908,085	246,745	428,138	225,565	871,544	395,499

Distributions From:
Net Investment Income:
Institutional Class Shares	(18,712)	(69,882)	(12,483)	(31,598)	(21,610)	(55,009)

Total Distributions	(18,712)	(69,882)	(12,483)	(31,598)	(21,610)	(55,009)

Capital Share Transactions (1):
Shares Issued	550,662	1,293,768 *	463,893	1,158,480	506,878	1,847,067
Shares Issued in Lieu of Cash Distributions	17,944	67,125	11,082	30,660	21,242	54,122
Shares Redeemed	(747,332)	(1,372,042)	(245,973)	(714,086)	(386,178)	(938,382)

Net Increase (Decrease) from Capital Share Transactions	(178,726)	(11,149)	229,002	475,054	141,942	962,807

Total Increase (Decrease) in Net Assets	1,710,647	165,714	644,657	669,021	991,876	1,303,297
Net Assets
Beginning of Period	5,669,659	5,503,945	1,989,583	1,320,562	3,804,325	2,501,028

End of Period	$7,380,306	$5,669,659	$2,634,240	$1,989,583	$4,796,201	$3,804,325

(1) Shares Issued and Redeemed:
Shares Issued	26,413	72,979	48,677	160,998	54,294	258,455
Shares Issued in Lieu of Cash Distributions	940	4,580	1,194	4,155	2,326	7,485
Shares Redeemed	(36,947)	(94,264)	(26,042)	(101,230)	(41,285)	(135,979)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,594)	(16,705)	23,829	63,923	15,335	129,961

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(4,778)	$2,918	$4,481	$373	$7,529	$698

*	Includes $28,400 in capital contributions related to the liquidation of The U.S. Small Cap Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,740	$14,733	$10,023	$10,818	$8,345	$10,509
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	1,131	(80,019)	76,804	(68,079)	96,583	(190,350)
Futures	—	407	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	314,030	173,818	676,011	284,014	724,671	168,490

Net Increase (Decrease) in Net Assets Resulting from Operations	321,901	108,939	762,838	226,753	829,599	(11,351)

Distributions From:
Net Investment Income:
Institutional Class Shares	(7,024)	(16,454)	(11,114)	(26,412)	(8,785)	(57,816)

Total Distributions	(7,024)	(16,454)	(11,114)	(26,412)	(8,785)	(57,816)

Capital Share Transactions (1):
Shares Issued	206,096	508,175	389,090	877,915 *	154,117	588,720 **
Shares Issued in Lieu of Cash Distributions	6,933	16,189	10,327	24,690	8,460	56,003
Shares Redeemed	(154,898)	(289,358)	(338,637)	(647,794)	(271,716)	(681,416)

Net Increase (Decrease) from Capital Share Transactions	58,131	235,006	60,780	254,811	(109,139)	(36,693)

Total Increase (Decrease) in Net Assets	373,008	327,491	812,504	455,152	711,675	(105,860)
Net Assets
Beginning of Period	1,178,114	850,623	2,522,001	2,066,849	2,818,365	2,924,225

End of Period	$1,551,122	$1,178,114	$3,334,505	$2,522,001	$3,530,040	$2,818,365

(1) Shares Issued and Redeemed:
Shares Issued	22,753	74,700	22,165	67,035	14,397	53,716
Shares Issued in Lieu of Cash Distributions	799	2,427	641	2,058	823	6,981
Shares Redeemed	(16,941)	(44,108)	(19,798)	(54,475)	(24,921)	(84,421)

Net Increase (Decrease) from Shares Issued and Redeemed	6,611	33,019	3,008	14,618	(9,701)	(23,724)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,611	$1,895	$2,689	$3,780	$2,660	$3,100

*	Includes $8,355 in capital contributions related to the liquidation of The U.S. Small Cap Series. See Organization note within the Notes to Financial Statements.
**	Includes $11,529 in capital contributions related to the liquidation of The U.S. Micro Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Real Estate Securities Portfolio		Large Cap International Portfolio		International Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,265	$69,730	$17,678	$36,172	$43,209	$77,941
Capital Gain Distributions Received from Investment Securities	6,644	16,169	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(25,226)	(106,626)	(4,108)	(150,602)	3,222	(83,575)
Futures	—	(1,065)	—	919	—	(2,556)
Foreign Currency Transactions	—	—	110	951	(28)	1,319
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	673,476	92,786	46,839	374,243	202,998	928,934
Futures	—	(10)	—	—	—	(15)
Translation of Foreign Currency Denominated Amounts	—	—	(64)	(64)	(156)	(108)

Net Increase (Decrease) in Net Assets Resulting from Operations	691,159	70,984	60,455	261,619	249,245	921,940

Distributions From:
Net Investment Income:
Institutional Class Shares	(38,292)	(95,934)	(14,977)	(32,286)	(17,579)	(77,469)

Total Distributions	(38,292)	(95,934)	(14,977)	(32,286)	(17,579)	(77,469)

Capital Share Transactions (1):
Shares Issued	250,745	760,871	217,482	380,682	711,598	1,709,907
Shares Issued in Lieu of Cash Distributions	37,144	93,552	14,424	31,081	16,791	75,441
Shares Redeemed	(319,638)	(557,875)	(132,528)	(483,605)	(336,512)	(911,026)

Net Increase (Decrease) from Capital Share Transactions	(31,749)	296,548	99,378	(71,842)	391,877	874,322

Total Increase (Decrease) in Net Assets	621,118	271,598	144,856	157,491	623,543	1,718,793
Net Assets
Beginning of Period	2,018,559	1,746,961	1,364,351	1,206,860	3,699,842	1,981,049

End of Period	$2,639,677	$2,018,559	$1,509,207	$1,364,351	$4,323,385	$3,699,842

(1) Shares Issued and Redeemed:
Shares Issued	14,303	61,585	11,665	26,226	69,864	227,407
Shares Issued in Lieu of Cash Distributions	2,210	7,388	777	2,085	1,667	9,039
Shares Redeemed	(18,097)	(45,050)	(7,073)	(34,086)	(33,053)	(123,941)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,584)	23,923	5,369	(5,775)	38,478	112,505

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$13,666	$8,197	$8,294	$5,593	$27,778	$2,148

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio		Japanese Small Company Portfolio		Asia Pacific Small Company Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,301	$83,540	$1,041	$1,879	$1,237	$2,525
Net Realized Gain (Loss) on:
Investment Securities Sold	9,524	(110,040)	(10,021)	(14,110)	1,476	(8,877)
Futures	—	592	—	43	—	(89)
Foreign Currency Transactions	(206)	1,180	10	250	1	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	358,485	1,280,471	16,554	37,328	10,894	52,469
Futures	—	1	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(407)	(297)	(26)	(61)	(11)	29

Net Increase (Decrease) in Net Assets Resulting from Operations	405,697	1,255,447	7,558	25,329	13,597	46,080

Distributions From:
Net Investment Income:
Institutional Class Shares	(29,422)	(81,118)	(855)	(2,426)	(1,428)	(2,724)

Total Distributions	(29,422)	(81,118)	(855)	(2,426)	(1,428)	(2,724)

Capital Share Transactions (1):
Shares Issued	529,150	890,444	6,785	18,298	13,574	18,265
Shares Issued in Lieu of Cash Distributions	27,951	77,147	748	2,219	1,261	2,398
Shares Redeemed	(361,182)	(956,429)	(6,152)	(62,735)	(11,270)	(26,210)

Net Increase (Decrease) from Capital Share Transactions	195,919	11,162	1,381	(42,218)	3,565	(5,547)

Total Increase (Decrease) in Net Assets	572,194	1,185,491	8,084	(19,315)	15,734	37,809
Net Assets
Beginning of Period	4,269,864	3,084,373	114,058	133,373	101,853	64,044

End of Period	$4,842,058	$4,269,864	$122,142	$114,058	$117,587	$101,853

(1) Shares Issued and Redeemed:
Shares Issued	36,113	81,822	476	1,589	616	1,318
Shares Issued in Lieu of Cash Distributions	1,975	6,961	54	174	59	196
Shares Redeemed	(24,845)	(89,990)	(437)	(4,937)	(513)	(2,055)

Net Increase (Decrease) from Shares Issued and Redeemed	13,243	(1,207)	93	(3,174)	162	(541)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$22,828	$13,949	$851	$665	$113	$246

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$309	$861	$771	$2,168	$19,293	$32,101
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,127)	(2,247)	(869)	(7,421)	(27,751)	(36,531)
Futures	—	26	—	(137)	—	234
Foreign Currency Transactions	(5)	(10)	(13)	(49)	224	185
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,382	9,569	5,635	37,449	34,398	170,229
Futures	—	—	—	(1)	—	—
Translation of Foreign Currency Denominated Amounts	(2)	(6)	(8)	24	(155)	209

Net Increase (Decrease) in Net Assets Resulting from Operations	2,557	8,193	5,516	32,033	26,009	166,427

Distributions From:
Net Investment Income:
Institutional Class Shares	(295)	(658)	(408)	(2,087)	(78,863)	(11,227)

Total Distributions	(295)	(658)	(408)	(2,087)	(78,863)	(11,227)

Capital Share Transactions (1):
Shares Issued	1,528	4,137	6,451	14,850	147,562	331,853
Shares Issued in Lieu of Cash Distributions	234	556	361	1,874	78,275	11,113
Shares Redeemed	(1,861)	(10,248)	(8,177)	(29,732)	(92,431)	(150,317)

Net Increase (Decrease) from Capital Share Transactions	(99)	(5,555)	(1,365)	(13,008)	133,406	192,649

Total Increase (Decrease) in Net Assets	2,163	1,980	3,743	16,938	80,552	347,849
Net Assets
Beginning of Period	27,863	25,883	110,926	93,988	742,329	394,480

End of Period	$30,026	$27,863	$114,669	$110,926	$822,881	$742,329

(1) Shares Issued and Redeemed:
Shares Issued	77	288	417	1,344	30,255	82,981
Shares Issued in Lieu of Cash Distributions	12	36	23	148	16,761	3,104
Shares Redeemed	(92)	(733)	(529)	(2,868)	(19,208)	(38,756)

Net Increase (Decrease) from Shares Issued and Redeemed	(3)	(409)	(89)	(1,376)	27,808	47,329

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$185	$171	$351	$(12)	$(34,727)	$24,078

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,938	$7,504	$50,782	$118,909	$2,500	$4,181
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,518)	(6,921)	67,551	(20,925)	764	(3,551)
Futures	—	—	—	(9,031)	—	(232)
Foreign Currency Transactions	—	—	(1,569)	(2,189)	(23)	(23)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	67,777	66,893	441,529	1,907,503	17,680	71,485
Futures	—	—	—	(28)	—	(1)
Translation of Foreign Currency Denominated Amounts	—	—	(267)	(469)	(12)	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	90,197	67,476	558,026	1,993,770	20,909	71,848

Distributions From:
Net Investment Income:
Institutional Class Shares	(30,870)	(2,346)	(34,172)	(105,935)	(1,177)	(3,671)
Net Short-Term Gains:
Institutional Class Shares	—	(24)	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(25,433)	—	—

Total Distributions	(30,870)	(2,370)	(34,172)	(131,368)	(1,177)	(3,671)

Capital Share Transactions (1):
Shares Issued	150,986	345,457	828,067	1,516,998	65,221	203,871
Shares Issued in Lieu of Cash Distributions	30,424	2,351	31,656	123,396	1,128	3,533
Shares Redeemed	(63,221)	(71,084)	(677,664)	(1,442,587)	(21,624)	(79,811)

Net Increase (Decrease) from Capital Share Transactions	118,189	276,724	182,059	197,807	44,725	127,593

Total Increase (Decrease) in Net Assets	177,516	341,830	705,913	2,060,209	64,457	195,770
Net Assets
Beginning of Period	432,502	90,672	6,859,957	4,799,748	262,544	66,774

End of Period	$610,018	$432,502	$7,565,870	$6,859,957	$327,001	$262,544

(1) Shares Issued and Redeemed:
Shares Issued	21,632	62,358	53,650	132,410	6,772	30,203
Shares Issued in Lieu of Cash Distributions	4,617	445	2,126	10,640	120	455
Shares Redeemed	(9,212)	(13,777)	(44,335)	(126,703)	(2,270)	(12,091)

Net Increase (Decrease) from Shares Issued and Redeemed	17,037	49,026	11,441	16,347	4,622	18,567

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$986	$4,918	$28,661	$11,837	$2,038	$715

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,050	$33,922	$7,135	$15,885	$16,016	$36,040
Net Realized Gain (Loss) on:
Investment Securities Sold	106,949	37,268	79,388	(15,114)	15,828	(25,567)
Futures	—	(2,712)	—	(630)	—	(873)
Foreign Currency Transactions	392	(28)	31	(178)	204	(297)
In-Kind Redemptions	—	17,805 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	157,645	592,684	132,629	522,143	385,783	981,322
Futures	—	(30)	—	(9)	—	(4)
Translation of Foreign Currency Denominated Amounts	(33)	196	(133)	168	24	33
Change in Deferred Thailand Capital Gains Tax	(629)	(1,264)	(345)	(785)	(1,058)	(1,800)

Net Increase (Decrease) in Net Assets Resulting from Operations	277,374	677,841	218,705	521,480	416,797	988,854

Distributions From:
Net Investment Income:
Institutional Class Shares	(8,451)	(33,127)	(4,954)	(16,832)	(12,107)	(29,028)
Net Short-Term Gains:
Institutional Class Shares	(2,485)	—	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	(29,814)	(20,948)	—	—	—	—

Total Distributions	(40,750)	(54,075)	(4,954)	(16,832)	(12,107)	(29,028)

Capital Share Transactions (1):
Shares Issued	199,848	448,802	204,267	278,046	710,034	935,028
Shares Issued in Lieu of Cash Distributions	36,943	48,701	4,241	15,192	11,322	27,561
Shares Redeemed	(309,292)	(663,241)*	(153,465)	(211,257)	(294,797)	(622,906)

Net Increase (Decrease) from Capital Share Transactions	(72,501)	(165,738)	55,043	81,981	426,559	339,683

Total Increase (Decrease) in Net Assets	164,123	458,028	268,794	586,629	831,249	1,299,509
Net Assets
Beginning of Period	1,966,288	1,508,260	1,133,958	547,329	2,455,035	1,155,526

End of Period	$2,130,411	$1,966,288	$1,402,752	$1,133,958	$3,286,284	$2,455,035

(1) Shares Issued and Redeemed:
Shares Issued	7,331	23,617	10,223	23,468	38,884	84,048
Shares Issued in Lieu of Cash Distributions	1,384	2,705	223	1,244	636	2,073
Shares Redeemed	(11,370)	(36,851)	(8,009)	(18,390)	(16,268)	(54,153)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,655)	(10,529)	2,437	6,322	23,252	31,968

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,906	$3,281	$4,504	$2,323	$10,573	$6,664

*	See Note M in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$6.48		$6.47		$10.91		$10.95		$9.82		$9.35		$8.42

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.05	(A)	0.39	(A)	0.30	(A)	0.12	(A)	0.29		0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.00		0.61		(3.74)		0.45		1.19		0.37		0.94

Total From Investment Operations	1.04		0.66		(3.35)		0.75		1.31		0.66		1.03

Less Distributions
Net Investment Income	(0.03)		(0.59)		(0.36)		(0.36)		(0.18)		(0.19)		(0.10)
Net Realized Gains	—		(0.06)		(0.73)		(0.43)		—		—		—

Total Distributions	(0.03)		(0.65)		(1.09)		(0.79)		(0.18)		(0.19)		(0.10)

Net Asset Value, End of Period	$7.49		$6.48		$6.47		$10.91		$10.95		$9.82		$9.35

Total Return	16.06	%(C)	12.23%		(33.89	)%(C)	7.13%		13.52%		7.08%		12.28%

Net Assets, End of Period (thousands)	$163,457		$165,231		$200,331		$337,050		$347,216		$313,543		$221,744
Ratio of Expenses to Average Net Assets	0.27	%(B)	0.29	%**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	1.11	%(B)	0.86%		4.74	%(B)	2.67%		1.19%		3.11%		0.95%
Portfolio Turnover Rate	51	%(C)	46	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Large Cap Value Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.81		$14.58		$24.44		$25.40		$21.93		$19.37		$16.14

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.31	(A)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47		1.28		(8.83)		(0.43)		3.50		2.49		3.28

Total From Investment Operations	3.60		1.59		(8.47)		(0.10)		3.88		2.79		3.44

Less Distributions
Net Investment Income	(0.13)		(0.34)		(0.35)		(0.32)		(0.35)		(0.23)		(0.21)
Net Realized Gains	—		(0.02)		(1.04)		(0.54)		(0.06)		—		—

Total Distributions	(0.13)		(0.36)		(1.39)		(0.86)		(0.41)		(0.23)		(0.21)

Net Asset Value, End of Period	$19.28		$15.81		$14.58		$24.44		$25.40		$21.93		$19.37

Total Return	22.89	%(C)	11.76%		(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%

Net Assets, End of Period (thousands)	$7,069,752		$5,863,652		$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361
Ratio of Expenses to Average Net Assets	0.28	%(B)(D)	0.30	%(D)	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)
Ratio of Net Investment Income to Average Net Assets	1.45	%(B)	2.26%		1.86	%(B)	1.28%		1.64%		1.48%		0.89%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Targeted Value Portfolio- Class R1 Shares	U.S. Targeted Value Portfolio- Class R2 Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Jan. 31, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period June 30, 2008(a) to Oct. 31, 2008

(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.98	$7.43	$10.00	$8.42	$7.83	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.08	(A)	0.09	(A)	0.02	(A)	0.07	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.66	0.59	(2.56)	2.78	0.63	(2.17)

Total From Investment Operations	2.68	0.67	(2.47)	2.80	0.70	(2.13)

Less Distributions
Net Investment Income	(0.04)	(0.12)	(0.10)	(0.03)	(0.11)	(0.04)
Net Realized Gains	—	—	—	—	—	—

Total Distributions	(0.04)	(0.12)	(0.10)	(0.03)	(0.11)	(0.04)

Net Asset Value, End of Period	$10.62	$7.98	$7.43	$11.19	$8.42	$7.83

Total Return	33.70	%(C)	9.36%	(24.96	)%(C)	33.40	%(C)	9.23%	(21.40	)%(C)

Net Assets, End of Period (thousands)	$41,731	$31,393	$25,599	$6,282	$2,930	$1,715
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.52%	0.50	%(B)(E)	0.64	%(B)	0.67%	0.66	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.49	%(B)	0.52%	0.50	%(B)(E)	0.64	%(B)	0.67%	0.66	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.50	%(B)	1.12%	1.24	%(B)(E)	0.32	%(B)	0.91%	1.35	%(B)(E)
Portfolio Turnover Rate	6	%(C)	17%	20	%(C)	6	%(C)	17%	20	%(C)

U.S. Targeted Value Portfolio- Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09	$15.14

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.12	(A)	0.18	(A)	0.20	(A)	0.21	(A)	0.32	0.86
Net Gains (Losses) on Securities (Realized and Unrealized)	3.89	0.88	(4.68)	(1.32)	2.84	1.59	2.88

Total From Investment Operations	3.93	1.00	(4.50)	(1.12)	3.05	1.91	3.74

Less Distributions
Net Investment Income	(0.05)	(0.14)	(0.15)	(0.20)	(0.25)	(0.23)	(0.90)
Net Realized Gains	—	—	(0.40)	(1.48)	(1.44)	(1.44)	(0.89)

Total Distributions	(0.05)	(0.14)	(0.55)	(1.68)	(1.69)	(1.67)	(1.79)

Net Asset Value, End of Period	$15.58	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09

Total Return	33.64	%(C)	9.47%	(29.27	)%(C)	(6.59)%	19.48%	12.17%	27.36%

Net Assets, End of Period (thousands)	$2,367,662	$1,449,437	$855,448	$554,805	$215,338	$172,595	$159,325
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	0.58	%(B)	1.19%	1.39	%(B)	1.12%	1.19%	1.91%	0.27%
Portfolio Turnover Rate	6	%(C)	17%	20	%(C)	9	%(C)*	N/A	N/A	N/A

*	For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$17.69		$16.32		$26.49		$31.59		$28.74		$27.71		$ 23.26

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.04	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.29		0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	6.07		1.54		(7.86)		(2.72)		5.06		2.66		5.73

Total From Investment Operations	6.11		1.58		(7.68)		(2.42)		5.34		2.95		6.03

Less Distributions
Net Investment Income	(0.06)		(0.21)		(0.22)		(0.28)		(0.23)		(0.26)		(0.38)
Net Realized Gains	—		—		(2.27)		(2.40)		(2.26)		(1.66)		(1.20)

Total Distributions	(0.06)		(0.21)		(2.49)		(2.68)		(2.49)		(1.92)		(1.58)

Net Asset Value, End of Period	$23.74		$17.69		$16.32		$26.49		$31.59		$28.74		$ 27.71

Total Return	34.62	%(C)	9.97%		(31.80	)%(C)	(8.41)%		20.29%		11.32%		27.46%

Net Assets, End of Period (thousands)	$7,380,306		$5,669,659		$5,503,945		$8,802,846		$8,738,278		$6,924,234		$5,795,166
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.54	%**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56%(	D)
Ratio of Net Investment Income to Average Net Assets	0.35	%(B)	0.27%		0.86	%(B)	0.98%		0.94%		1.04%		0.04%
Portfolio Turnover Rate	10	%(C)	21	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Core Equity 1 Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$8.54	$7.81	$11.83	$11.50	$10.22	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.15	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.70	0.73	(4.03)	0.35	1.28	0.19

Total From Investment Operations	1.77	0.88	(3.86)	0.54	1.45	0.22

Less Distributions
Net Investment Income	(0.05)	(0.15)	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	—	—	(0.03)	—	—

Total Distributions	(0.05)	(0.15)	(0.16)	(0.21)	(0.17)	—

Net Asset Value, End of Period	$10.26	$8.54	$7.81	$11.83	$11.50	$10.22

Total Return	20.82	%(C)	11.64%	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)

Net Assets, End of Period (thousands)	$2,634,240	$1,989,583	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.22%	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.22%	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.46	%(B)	2.02%	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	2	%(C)	7%	5	%(C)	10%	6%	0	%(C)

U.S. Core Equity 2 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$8.39	$7.73	$11.77	$11.65	$10.24	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.14	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.83	0.66	(4.04)	0.13	1.40	0.21

Total From Investment Operations	1.89	0.80	(3.87)	0.32	1.57	0.24

Less Distributions
Net Investment Income	(0.05)	(0.14)	(0.17)	(0.17)	(0.16)	—
Net Realized Gains	—	—	—	(0.03)	—	—

Total Distributions	(0.05)	(0.14)	(0.17)	(0.20)	(0.16)	—

Net Asset Value, End of Period	$10.23	$8.39	$7.73	$11.77	$11.65	$10.24

Total Return	22.56	%(C)	10.66%	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)

Net Assets, End of Period (thousands)	$4,796,201	$3,804,325	$2,501,028	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.33	%(B)	1.89%	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	3	%(C)	4%	8	%(C)	7%	5%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Vector Equity Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006

(Unaudited)
Net Asset Value, Beginning of Period	$8.03	$7.48	$11.38	$11.79	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.11	(A)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.09	0.57	(3.89)	(0.25)	1.73

Total From Investment Operations	2.13	0.68	(3.74)	(0.09)	1.86

Less Distributions
Net Investment Income	(0.05)	(0.13)	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	—	—	(0.18)	—

Total Distributions	(0.05)	(0.13)	(0.16)	(0.32)	(0.07)

Net Asset Value, End of Period	$10.11	$8.03	$7.48	$11.38	$11.79

Total Return	26.59	%(C)	9.47%	(33.29	)%(C)	(0.87)%	18.65	%(C)

Net Assets, End of Period (thousands)	$1,551,122	$1,178,114	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.34	%(B)	0.35%	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.34	%(B)	0.35%	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.00	%(B)	1.60%	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	5	%(C)	11%	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$14.89		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.06	(A)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	4.46		1.65		(6.08)		(0.66)		2.84		1.75		2.67

Total From Investment Operations	4.52		1.71		(5.94)		(0.45)		3.01		1.90		2.72

Less Distributions
Net Investment Income	(0.07)		(0.17)		(0.17)		(0.21)		(0.13)		(0.13)		(0.10)
Net Realized Gains	—		—		(1.18)		(1.16)		(1.17)		(0.15)		—
Tax Return of Capital	—		—		—		—		—		—		(0.01)

Total Distributions	(0.07)		(0.17)		(1.35)		(1.37)		(1.30)		(0.28)		(0.11)

Net Asset Value, End of Period	$19.34		$14.89		$13.35		$20.64		$22.46		$20.75		$19.13

Total Return	30.49	%(C)	13.08%		(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%

Net Assets, End of Period (thousands)	$3,334,505		$2,522,001		$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.40	%**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)
Ratio of Net Investment Income to Average Net Assets	0.71	%(B)	0.50%		0.86	%(B)	0.95%		0.82%		0.78%		0.22%
Portfolio Turnover Rate	9	%(C)	17	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Micro Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$9.57		$9.19		$14.80		$16.83		$15.91		$15.06		$13.34

Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.03	(A)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	2.83		0.54		(4.32)		(0.69)		2.04		1.43		1.93

Total From Investment Operations	2.86		0.57		(4.22)		(0.55)		2.14		1.50		2.12

Less Distributions
Net Investment Income	(0.03)		(0.19)		(0.13)		(0.13)		(0.08)		(0.06)		(0.22)
Net Realized Gains	—		—		(1.26)		(1.35)		(1.14)		(0.59)		(0.18)
Tax Return of Capital	—		—		—		—		—		—		—

Total Distributions	(0.03)		(0.19)		(1.39)		(1.48)		(1.22)		(0.65)		(0.40)

Net Asset Value, End of Period	$12.40		$9.57		$9.19		$14.80		$16.83		$15.91		$15.06

Total Return	29.95	%(C)	6.61%		(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%

Net Assets, End of Period (thousands)	$3,530,040		$2,818,365		$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.54	%**	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.54	%(B)	0.38%		0.91	%(B)	0.89%		0.64%		0.48%		0.06%
Portfolio Turnover Rate	4	%(C)	12	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$15.29	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80

Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.58	(A)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	4.97	(0.62)	(9.28)	(5.64)	8.84	3.33	4.47

Total From Investment Operations	5.24	(0.04)	(8.64)	(5.02)	9.48	4.15	5.09

Less Distributions
Net Investment Income	(0.29)	(0.83)	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)
Net Realized Gains	—	—	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)

Total Distributions	(0.29)	(0.83)	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)

Net Asset Value, End of Period	$20.24	$15.29 $	$16.16	$27.20	$33.80	$25.75	$23.02

Total Return	34.66	%(C)	0.98%	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%

Net Assets, End of Period (thousands)	$2,639,677	$2,018,559	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.36%	0.33	%(B)	0.33%	0.33%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.97	%(B)	4.54%	3.01	%(B)	1.99%	2.25%	3.11%	3.61%
Portfolio Turnover Rate	1	%(C)	2%	13	%(C)	17%	10%	3%	6%

Large Cap International Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65

Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.48	(A)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.57	3.16	(12.06)	3.57	4.68	1.72	2.86

Total From Investment Operations	0.80	3.64	(11.38)	4.25	5.23	2.16	3.17

Less Distributions
Net Investment Income	(0.20)	(0.43)	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)
Net Realized Gains	—	—	(0.35)	—	—	—	—

Total Distributions	(0.20)	(0.43)	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)

Net Asset Value, End of Period	$18.62	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31

Total Return	4.43	%(C)	25.20%	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%

Net Assets, End of Period (thousands)	$1,509,207	$1,364,351	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.32%	0.29	%(B)	0.29%	0.29%	0.37%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	3.14%	3.18	%(B)	2.62%	2.56%	2.41%	2.07%
Portfolio Turnover Rate	3	%(C)	12%	12	%(C)	5%	4%	4%	1%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Core Equity Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

	(Unaudited)
Net Asset Value, Beginning of Period	$9.79		$7.46	$14.35		$12.82	$10.07	$ 10.00

Income From Investment Operations
Net Investment Income (Loss)(A)	0.11		0.23	0.37		0.35	0.28	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.53		2.32	(6.76)		1.54	2.71	0.03

Total From Investment Operations	0.64		2.55	(6.39)		1.89	2.99	0.07

Less Distributions
Net Investment Income	(0.05)		(0.22)	(0.35)		(0.32)	(0.24)	—
Net Realized Gains	—		—	(0.15)		(0.04)	—	—

Total Distributions	(0.05)		(0.22)	(0.50)		(0.36)	(0.24)	—

Net Asset Value, End of Period	$10.38		$9.79	$7.46		$14.35	$12.82	$ 10.07

Total Return	6.50	%(C)	34.81%	(45.76	)%(C)	14.83%	30.06%	0.70%(C)

Net Assets, End of Period (thousands)	$4,323,385		$3,699,842	$1,981,049		$2,342,187	$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41%	0.41	%(B)	0.41%	0.48%	0.49%(B)(	E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41%	0.41	%(B)	0.41%	0.46%	0.90%(B)(	E)
Ratio of Net Investment Income to Average Net Assets	2.16	%(B)	2.84%	3.39	%(B)	2.49%	2.35%	1.89%(B)(	E)
Portfolio Turnover Rate	1	%(C)	5%	4	%(C)	4%	2%	0%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Small Company Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$13.99	$10.07	$20.80	$19.43 $	$16.19	$14.12	$11.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.28	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20	3.91	(9.55)	2.07	4.02	2.38	3.24

Total From Investment Operations	1.32	4.19	(9.11)	2.50	4.38	2.69	3.46

Less Distributions
Net Investment Income	(0.10)	(0.27)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)
Net Realized Gains	—	—	(1.17)	(0.67)	(0.78)	(0.33)	—

Total Distributions	(0.10)	(0.27)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)

Net Asset Value, End of Period	$15.21	$13.99	$10.07	$20.80	$19.43	$16.19	$14.12

Total Return	9.46	%(C)	42.34%	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%

Net Assets, End of Period (thousands)	$4,842,058	$4,269,864	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.72	%(B)	2.48%	2.90	%(B)	2.03%	2.04%	2.05%	1.82%

Japanese Small Company Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.22	(A)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.82	2.39	(4.78)	(0.52)	(0.73)	4.00	3.16

Total From Investment Operations	0.95	2.61	(4.49)	(0.25)	(0.51)	4.16	3.38

Less Distributions
Net Investment Income	(0.11)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)
Net Realized Gains	—	—	—	—	—	—	—

Total Distributions	(0.11)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)

Net Asset Value, End of Period	$15.16	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99

Total Return	6.68	%(C)	22.08%	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%

Net Assets, End of Period (thousands)	$122,142	$114,058	$133,373	$199,080	$168,957	$169,995	$65,879
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.59%	0.58	%(B)	0.56%	0.61%	0.68%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.59%	0.58	%(B)	0.56%	0.58%	0.68%	0.79%
Ratio of Net Investment Income to Average Net Assets	1.87	%(B)	1.68%	2.18	%(B)	1.51%	1.19%	1.03%	1.01%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10

Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.50	(A)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	2.47	8.95	(17.04)	8.43	4.92	0.54	2.58

Total From Investment Operations	2.72	9.45	(16.21)	9.22	5.56	1.24	3.08

Less Distributions
Net Investment Income	(0.29)	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)
Net Realized Gains	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—

Total Distributions	(0.29)	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)

Net Asset Value, End of Period	$23.02	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54

Total Return	13.29	%(C)	84.11%	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%

Net Assets, End of Period (thousands)	$117,587	$101,853	$64,044	$146,307	$71,537	$38,927	$26,735
Ratio of Expenses to Average Net Assets(D)	0.63	%(B)	0.65%	0.62	%(B)	0.62%	0.64%	0.74%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.60	%(B)	0.65%	0.61	%(B)	0.59%	0.64%	0.86%	0.96%
Ratio of Net Investment Income to Average Net Assets	2.27	%(B)	3.53%	3.85	%(B)	3.13%	3.68%	3.89%	3.29%

United Kingdom Small Company Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26

Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.55	(A)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	1.57	5.44	(15.84)	(0.08)	9.61	2.15	4.87

Total From Investment Operations	1.79	5.99	(15.07)	0.70	10.22	2.79	5.35

Less Distributions
Net Investment Income	(0.21)	(0.43)	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)
Net Realized Gains	—	—	(1.22)	(1.35)	(1.22)	(1.02)	—
Return of Capital	—	—	(0.01)	—	—	—	—

Total Distributions	(0.21)	(0.43)	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)

Net Asset Value, End of Period	$21.41	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47

Total Return	9.15	%(C)	42.81%	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%

Net Assets, End of Period (thousands)	$30,026	$27,863	$25,883	$37,139	$31,808	$20,578	$15,816
Ratio of Expenses to Average Net Assets(D)	0.60	%(B)	0.61%	0.59	%(B)	0.59%	0.60%	0.70%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.67	%(B)	0.70%	0.65	%(B)	0.62%	0.67%	0.89%	1.04%
Ratio of Net Investment Income to Average Net Assets	2.20	%(B)	3.62%	3.41	%(B)	2.28%	2.20%	2.70%	2.21%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Continental Small Company Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.02		$10.73		$22.95		$20.47		$15.78		$14.12		$12.60

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.28	(A)	0.52	(A)	0.40	(A)	0.31	(A)	0.21		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.65		4.29		(11.32)		3.00		6.28		2.28		3.64

Total From Investment Operations	0.76		4.57		(10.80)		3.40		6.59		2.49		3.81

Less Distributions
Net Investment Income	(0.06)		(0.28)		(0.45)		(0.38)		(0.34)		(0.30)		(0.50)
Net Realized Gains	—		—		(0.96)		(0.54)		(1.56)		(0.53)		(1.79)
Return of Capital	—		—		(0.01)		—		—		—		—

Total Distributions	(0.06)		(0.28)		(1.42)		(0.92)		(1.90)		(0.83)		(2.29)

Net Asset Value, End of Period	$15.72		$15.02		$10.73		$22.95		$20.47		$15.78		$14.12

Total Return	5.04	%(C)	43.12%		(49.89	)%(C)	16.99%		46.33%		18.42%		35.91%

Net Assets, End of Period (thousands)	$114,669		$110,926		$93,988		$170,909		$90,261		$52,061		$33,839
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.62	%(D)	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.61	%(D)	0.59	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.36	%(B)	2.39%		3.04	%(B)	1.70%		1.78%		1.77%		1.56%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

DFA International Real Estate Securities Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007

(Unaudited)
Net Asset Value, Beginning of Period	$5.24	$4.18	$9.35	$ 10.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.26	(A)	0.34	(A)	0.23(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.05	0.91	(5.08)	(0.76)

Total From Investment Operations	0.17	1.17	(4.74)	(0.53)

Less Distributions
Net Investment Income	(0.55)	(0.11)	(0.43)	(0.12)
Net Realized Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions	(0.55)	(0.11)	(0.43)	(0.12)

Net Asset Value, End of Period	$4.86	$5.24	$4.18	$ 9.35

Total Return	3.61	%(C)	29.25%	(52.85	)%(C)	(5.38)%(C)

Net Assets, End of Period (thousands)	$822,881	$742,329	$394,480	$336,840
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.43%	0.44	%(B)	0.48%(B)(	E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.43%	0.44	%(B)	0.48%(B)(	E)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.01	%(B)	6.40%	5.20	%(B)	3.50%(B)(	E)
Portfolio Turnover Rate	3	%(C)	5%	1	%(C)	2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period June 4, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$6.75	$6.04	$10.00	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52

Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.19	(A)	—	(A)	0.11	(A)	0.26	(A)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	0.87	0.62	(3.96)	1.10	4.14	(9.60)	1.66	4.95	2.77	3.85

Total From Investment Operations	1.24	0.81	(3.96)	1.21	4.40	(9.08)	2.12	5.31	3.17	4.08

Less Distributions
Net Investment Income	(0.47)	(0.10)	—	(0.08)	(0.24)	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)
Net Realized Gains	—	—	—	—	(0.06)	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)

Total Distributions	(0.47)	(0.10)	—	(0.08)	(0.30)	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)

Net Asset Value, End of Period	$7.52	$6.75	$6.04	$16.05	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16

Total Return	19.32	%(C)	13.81%	(39.60	)%(C)	8.12	%(C)	41.42%	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%

Net Assets, End of Period (thousands)	$610,018	$432,502	$90,672	$7,565,870	$6,859,957	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523
Ratio of Expenses to Average Net Assets	0.40	%(B)(D)	0.47	%(D)	0.54	%(B)(D)(E)	0.69	%(B)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.73	%(B)(D)	0.79	%(D)	0.86	%(B)(D)(E)	0.69	%(B)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Net Investment Income to Average Net Assets	10.65	%(B)(D)	3.40%	(0.04	)%(B)(E)	1.45	%(B)	2.19%	3.22	%(B)	2.03%	1.85%	2.44%	1.63%
Portfolio Turnover Rate	N/A	N/A	N/A	7	%(C)	22%	16	%(C)	18%	14%	13%	10%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Vector Equity Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period August 14, 2008(a) to Oct. 31, 2008

(Unaudited)
Net Asset Value, Beginning of Period	$9.22	$6.74	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.17	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.62	2.46	(3.32)

Total From Investment Operations	0.70	2.63	(3.26)

Less Distributions
Net Investment Income	(0.04)	(0.15)	—
Net Realized Gains	—	—	—

Total Distributions	(0.04)	(0.15)	—

Net Asset Value, End of Period	$9.88	$9.22	$6.74

Total Return	7.62	%(C)	39.52%	(32.60	)%(C)

Net Assets, End of Period (thousands)	$327,001	$262,544	$66,774
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.60%	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.52	%(B)	0.59%	1.15	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.74	%(B)	2.31%	3.01	%(B)(E)
Portfolio Turnover Rate	1	%(C)	8%	0	%(C)

	Emerging Markets Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$25.23		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87

Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.42	(A)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.43		8.42		(16.85)		9.88		5.61		4.13		3.80

Total From Investment Operations	3.60		8.84		(16.15)		10.52		6.09		4.71		4.07

Less Distributions
Net Investment Income	(0.11)		(0.41)		(0.69)		(0.53)		(0.58)		(0.43)		(0.33)
Net Realized Gains	(0.42)		(0.25)		(1.34)		(0.16)		—		—		—

Total Distributions	(0.53)		(0.66)		(2.03)		(0.69)		(0.58)		(0.43)		(0.33)

Net Asset Value, End of Period	$28.30		$25.23		$17.05		$35.23		$25.40		$19.89		$15.61

Total Return	14.37	%(C)	53.39%		(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%

Net Assets, End of Period (thousands)	$2,130,411		$1,966,288		$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets	1.25	%(B)	2.15%		2.59	%(B)	2.12%		2.13%		3.28%		2.20%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$17.45		$9.33		$23.74		$17.96		$13.37		$11.44		$8.74

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.26	(A)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	3.32		8.14		(12.95)		6.86		4.86		2.37		2.85

Total From Investment Operations	3.43		8.40		(12.51)		7.17		5.16		2.64		2.96

Less Distributions
Net Investment Income	(0.08)		(0.28)		(0.41)		(0.26)		(0.26)		(0.22)		(0.19)
Net Realized Gains	—		—		(1.49)		(1.13)		(0.31)		(0.49)		(0.07)

Total Distributions	(0.08)		(0.28)		(1.90)		(1.39)		(0.57)		(0.71)		(0.26)

Net Asset Value, End of Period	$20.80		$17.45		$9.33		$23.74		$17.96		$13.37		$11.44

Total Return	19.69	%(C)	91.35%		(57.00	)%(C)	42.58%		39.95%		24.27%		34.55%

Net Assets, End of Period (thousands)	$1,402,752		$1,133,958		$547,329		$1,458,152		$838,948		$482,378		$190,028
Ratio of Expenses to Average Net Assets	0.76	%(B)(D)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.76	%(B)(D)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Net Investment Income to Average Net Assets	1.15	%(B)	2.05%		2.61	%(B)	1.48%		1.92%		2.21%		1.41%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$16.49	$9.88	$21.20	$15.13	$11.54	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.25	(A)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.58	6.56	(11.27)	6.10	3.54	1.51

Total From Investment Operations	2.68	6.81	(10.84)	6.45	3.81	1.61

Less Distributions
Net Investment Income	(0.08)	(0.20)	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	—	—	(0.08)	(0.06)	—	—

Total Distributions	(0.08)	(0.20)	(0.48)	(0.38)	(0.22)	(0.07)

Net Asset Value, End of Period	$19.09	$16.49	$9.88	$21.20	$15.13	$11.54

Total Return	16.28	%(C)	69.47%	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)

Net Assets, End of Period (thousands)	$3,286,284	$2,455,035	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.64	%(B)	0.67%	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.64	%(B)	0.67%	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.11	%(B)	2.03%	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	2	%(C)	6%	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which twenty-four (the “Portfolios”) are included in this report and the remaining thirty-three are presented in separate reports.

Of the Portfolios, eight invest in one or more series of The DFA Investment Trust Company, and the DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc.

Feeder Funds	Master Funds	Percentage Ownership at 04/30/10

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	78%
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%
Continental Small Company Portfolio	The Continental Small Company Series	6%
Emerging Markets Portfolio	The Emerging Markets Series	93%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

Fund of Funds

International Small Company Portfolio	The Japanese Small Company Series	90%
	The Asia Pacific Small Company Series	86%
	The United Kingdom Small Company Series	97%
	The Continental Small Company Series	94%
	The Canadian Small Company Series	100%
DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	13%
	DFA International Real Estate Securities Portfolio	32%

Each feeder fund and fund of funds (collectively, “Feeder Funds) invests primarily in a corresponding master fund(s) (”Master Fund“) as indicated. International Small Company Portfolio and DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Small Cap Portfolio), contained in this report, had not commenced operations as of April 30, 2010. Class R1 and Class R2 Shares of each Portfolio have 100,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the “Domestic Equity Portfolios”) and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, (the “Fixed Income Portfolio”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by International Small Company Portfolio and DFA Global Real Estate Securities Portfolio are valued at their respective daily net asset value. The Feeder Funds’ investments reflect proportionate interest in the net assets of their corresponding Master Fund.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S.

Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses or Other Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Core Equity Portfolio’s investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended April 30, 2010, the Portfolios’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.05%
U.S. Targeted Value Portfolio*	0.10%
U.S. Small Cap Value Portfolio*	0.20%
U.S. Core Equity 1 Portfolio	0.17%
U.S. Core Equity 2 Portfolio	0.20%
U.S. Vector Equity Portfolio	0.30%
U.S. Small Cap Portfolio*	0.03%
U.S. Micro Cap Portfolio*	0.10%
DFA Real Estate Securities Portfolio	0.30%
Large Cap International Portfolio	0.25%
International Core Equity Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.35%
DFA Global Real Estate Securities Portfolio	0.35%
DFA International Small Cap Value Portfolio	0.65%
International Vector Equity Portfolio	0.45%
Emerging Markets Core Equity Portfolio	0.55%

For the six months ended April 30, 2010, the Feeder Funds’ and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.15%
U.S. Large Cap Value Portfolio	0.15%
U.S. Targeted Value Portfolio*	0.25%
U.S. Small Cap Value Portfolio*	0.30%

U.S. Small Cap Portfolio*	0.32%
U.S. Micro Cap Portfolio*	0.40%
International Small Company Portfolio	0.40%
Japanese Small Company Portfolio	0.40%
Asia Pacific Small Company Portfolio	0.40%
United Kingdom Small Company Portfolio	0.40%
Continental Small Company Portfolio	0.40%
Emerging Markets Portfolio	0.40%
Emerging Markets Small Cap Portfolio	0.45%

*  Effective March 30, 2007, U.S. Targeted Value Portfolio and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios’ assets are managed directly in accordance with the Portfolios’ investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series’ assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
International Core Equity Portfolio (2)	0.49%	—	—
International Small Company Portfolio (3)	0.45%	—	—
Japanese Small Company Portfolio (3)	0.47%	—	—
Asia Pacific Small Company Portfolio (3)	0.47%	12	13
United Kingdom Small Company Portfolio (3)	0.47%	—	55
Continental Small Company Portfolio (3)	0.47%	—	—
DFA International Real Estate Securities Portfolio (2)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (4)	0.55%	—	1,623
International Vector Equity Portfolio (2)	0.60%	28	—
Emerging Markets Core Equity Portfolio (2)	0.85%	—	—

Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—

Class R2 Shares

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (6)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (”Portfolios Expenses“) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio’s average net assets on an annualized basis.

(5) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Value Portfolio	162
U.S. Targeted Value Portfolio	43
U.S. Small Cap Value Portfolio	155
U.S. Core Equity 1 Portfolio	56
U.S. Core Equity 2 Portfolio	106
U.S. Vector Equity Portfolio	33
U.S. Small Cap Portfolio	70
U.S. Micro Cap Portfolio	77
DFA Real Estate Securities Portfolio	57
Large Cap International Portfolio	36
International Core Equity Portfolio	101
International Small Company Portfolio	113
Japanese Small Company Portfolio	3
Asia Pacific Small Company Portfolio	3
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	20
DFA Global Real Estate Securities Portfolio	12
DFA International Small Cap Value Portfolio	179
International Vector Equity Portfolio	7
Emerging Markets Portfolio	54
Emerging Markets Small Cap Portfolio	31
Emerging Markets Core Equity Portfolio	71

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities

	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$2,038	$1,013	$66,144	$68,755
U.S. Targeted Value Portfolio	—	—	495,759	105,703
U.S. Small Cap Value Portfolio	—	—	620,834	818,857
U.S. Core Equity 1 Portfolio	—	—	235,331	40,483
U.S. Core Equity 2 Portfolio	—	—	266,033	131,146
U.S. Vector Equity Portfolio	—	—	120,535	64,970
U.S. Small Cap Portfolio	—	—	299,272	250,742
U.S. Micro Cap Portfolio	—	—	133,980	237,120
DFA Real Estate Securities Portfolio	—	—	33,215	50,411
Large Cap International Portfolio	—	—	107,315	43,250
International Core Equity Portfolio	—	—	434,155	32,184
DFA International Real Estate Securities Portfolio	—	—	84,784	26,680
DFA International Small Cap Value Portfolio	—	—	652,128	489,218
International Vector Equity Portfolio	—	—	37,387	2,026
Emerging Markets Core Equity Portfolio	—	—	474,270	67,872

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies”, non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(58,767)	$1,300	$57,467
U.S. Large Cap Value Portfolio	(61)	(908)	969
U.S. Targeted Value Portfolio	(43)	(11)	54
U.S. Small Cap Value Portfolio	(200,882)	24,540	176,342
U.S. Core Equity 1 Portfolio	—	(15)	15
U.S. Core Equity 2 Portfolio	(178)	128	50

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Vector Equity Portfolio	—	$(21)	$21
U.S. Small Cap Portfolio	$(47,334)	11,620	35,714
U.S. Micro Cap Portfolio	(147,324)	14,338	132,986
DFA Real Estate Securities Portfolio	(199)	188	11
Large Cap International Portfolio	—	1,258	(1,258)
International Core Equity Portfolio	—	2,161	(2,161)
International Small Company Portfolio	(8,890)	2,627	6,263
Japanese Small Company Portfolio	(3,671)	248	3,423
Asia Pacific Small Company Portfolio	(271)	33	238
United Kingdom Small Company Portfolio	(88)	9	79
Continental Small Company Portfolio	(272)	(50)	322
DFA International Real Estate Securities Portfolio	1,139	(885)	(254)
DFA Global Real Estate Securities Portfolio	227	(246)	19
DFA International Small Cap Value Portfolio	2,536	(1,818)	(718)
International Vector Equity Portfolio	13	(27)	14
Emerging Markets Portfolio	24,336	(3,340)	(20,996)
Emerging Markets Small Cap Portfolio	—	(181)	181
Emerging Markets Core Equity Portfolio	—	(303)	303

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

Enhanced U.S. Large Company Portfolio
2007	$23,020	$1,991	$25,011
2008	15,756	17,593	33,349
2009	19,564	—	19,564

U.S. Large Cap Value Portfolio
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894
2009	130,238	—	130,238

U.S. Targeted Value Portfolio
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
2009	14,179	—	14,179

U.S. Small Cap Value Portfolio
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
2009	69,882	—	69,882

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

U.S. Core Equity 1 Portfolio
2007	$15,517	$1,000	$23,085
2008	22,927	—	22,927
2009	31,598	—	31,598

U.S. Core Equity 2 Portfolio
2007	36,180	1,451	37,631
2008	48,004	—	48,004
2009	55,009	—	55,009

U.S. Vector Equity Portfolio
2007	13,979	—	13,979
2008	14,964	—	14,964
2009	16,454	—	16,454

U.S. Small Cap Portfolio
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
2009	26,412	—	26,412

U.S. Micro Cap Portfolio
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
2009	57,816	—	57,816

DFA Real Estate Securities Portfolio
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
2009	95,934	—	95,934

Large Cap International Portfolio
2007	52,781	909	53,690
2008	54,328	28,913	83,241
2009	32,286	—	32,286

International Core Equity Portfolio
2007	40,770	205	40,975
2008	85,639	17,053	102,692
2009	77,469	—	77,469

International Small Company Portfolio
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
2009	81,118	—	81,118

		Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

Japanese Small Company Portfolio
2007		$2,759	—	$2,759
2008		3,574	—	3,574
2009		2,426	—	2,426

Asia Pacific Small Company Portfolio
2007		3,089	—	3,089
2008		4,433	—	4,433
2009		2,724	—	2,724

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total

United Kingdom Small Company Portfolio
2007	$ 1,360	$ 1,153	—	$ 2,513
2008	1,227	1,311	$19	2,557
2009	658	—	—	658

Continental Small Company Portfolio
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
2009	2,087	—	—	2,087

DFA International Real Estate Securities Portfolio
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
2009	11,227	—	—	11,227

DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
2009	2,370	—	—	2,370

DFA International Small Cap Value Portfolio
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
2009	108,717	25,188	—	133,905

International Vector Equity Portfolio
2008	—	—	—	—
2009	3,671	—	—	3,671

Emerging Markets Portfolio
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511
2009	36,673	23,932	—	60,605

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total

Emerging Markets Small Cap Portfolio
2007	$21,595	$53,499	—	$75,094
2008	32,090	83,686	—	115,776
2009	16,832	—	—	16,832

Emerging Markets Core Equity Portfolio
2007	26,413	1,966	—	28,379
2008	42,769	5,265	$204	48,238
2009	29,028	—	—	29,028

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Real Estate Securities Portfolio	$1,139	—	$1,139
DFA Global Real Estate Securities Portfolio	319	—	319
DFA International Small Cap Value Portfolio	2,537	—	2,537
International Vector Equity Portfolio	29	—	29
Emerging Markets Portfolio	3,546	$2,984	6,530

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$328	—	$(107,961)	$(107,633)
U.S. Large Cap Value Portfolio	13,684	—	(2,441,394)	(2,427,710)
U.S. Targeted Value Portfolio	1,248	—	(82,714)	(81,466)
U.S. Small Cap Value Portfolio	2,747	—	(574,282)	(571,535)
U.S. Core Equity 1 Portfolio	419	—	(82,131)	(81,712)
U.S. Core Equity 2 Portfolio	777	—	(94,753)	(93,976)
U.S. Vector Equity Portfolio	1,903	—	(94,679)	(92,776)
U.S. Small Cap Portfolio	3,710	—	(380,659)	(376,949)
U.S. Micro Cap Portfolio	2,984	—	(515,046)	(512,062)
DFA Real Estate Securities Portfolio	8,242	—	(138,089)	(129,847)
Large Cap International Portfolio	7,702	—	(154,396)	(146,694)
International Core Equity Portfolio	3,803	—	(98,253)	(94,450)
International Small Company Portfolio	22,490	—	(227,832)	(205,342)
Japanese Small Company Portfolio	787	—	(78,684)	(77,897)
Asia Pacific Small Company Portfolio	932	—	(38,642)	(37,710)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
United Kingdom Small Company Portfolio	192	—	(3,008)	(2,816)
Continental Small Company Portfolio	402	—	(24,183)	(23,781)
DFA International Real Estate Securities Portfolio	71,386	—	(48,084)	23,302
DFA Global Real Estate Securities Portfolio	4,924	—	—	4,924
DFA International Small Cap Value Portfolio	32,551	—	(32,601)	(50)
International Vector Equity Portfolio	720	—	(3,383)	(2,663)
Emerging Markets Portfolio	5,734	$29,774	—	35,508
Emerging Markets Small Cap Portfolio	2,699	—	(37,102)	(34,403)
Emerging Markets Core Equity Portfolio	6,737	—	(89,395)	(82,658)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2010	2011	2012	2013	2014	2015	2016	2017	Total
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	$107,961	—	$107,961
U.S. Large Cap Value Portfolio	—	—	—	—	—	—	—	$2,441,394	2,441,394
U.S. Targeted Value Portfolio	—	—	—	—	—	—	998	81,716	82,714
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	371,018	203,264	574,282
U.S. Core Equity 1 Portfolio	—	—	—	—	—	$3,266	18,644	60,221	82,131
U.S. Core Equity 2 Portfolio	—	—	—	—	—	15,562	42,181	37,010	94,753
U.S. Vector Equity Portfolio	—	—	—	—	—	1,759	12,704	80,216	94,679
U.S. Small Cap Portfolio	—	—	—	—	—	—	380,119	540	380,659
U.S. Micro Cap Portfolio	—	—	—	—	—	—	453,532	61,514	515,046
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	81,911	56,178	138,089
Large Cap International Portfolio	—	—	—	—	—	—	19,004	135,392	154,396
International Core Equity Portfolio	—	—	—	—	—	—	10,739	87,514	98,253
International Small Company Portfolio	—	—	—	—	—	—	133,454	94,378	227,832
Japanese Small Company Portfolio	$4,453	$19,912	$3,801	$3,055	$2,451	8,003	23,057	13,952	78,684
Asia Pacific Small Company Portfolio	—	5,837	1,150	907	864	—	21,680	8,204	38,642
United Kingdom Small Company Portfolio	—	—	—	—	—	—	1,020	1,988	3,008
Continental Small Company Portfolio	—	—	—	—	—	—	16,959	7,224	24,183
DFA International Real Estate Securities
Portfolio	—	—	—	—	—	46	13,446	34,592	48,084
DFA International Small Cap Value Portfolio	—	—	—	—	—	—	—	32,601	32,601
International Vector Equity Portfolio	—	—	—	—	—	—	27	3,356	3,383
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	21,881	15,221	37,102
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	62,950	26,445	89,395

During the year ended October 31, 2009, Enhanced U.S. Large Company Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $8,177 (in thousands).

For the year ended October 31, 2009, Japanese Small Company Portfolio had capital loss carryforward expirations of $3,508 (in thousands).

Some of the Portfolios’ investments and investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October

31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$1,808	—
International Core Equity Portfolio	638	$838
International Small Company Portfolio	8,444	574
Japanese Small Company Portfolio	117	—
Asia Pacific Small Company Portfolio	684	—
United Kingdom Small Company Portfolio	20	9
Continental Small Company Portfolio	403	—
DFA International Real Estate Securities Portfolio	47,294	56
DFA International Small Cap Value Portfolio	20,585	2,797
Emerging Markets Small Cap Portfolio	354	—
Emerging Markets Core Equity Portfolio	4	—

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$164,256	$600	$(132)	$468
U.S. Large Cap Value Portfolio	5,185,775	1,920,520	(35,340)	1,885,180
U.S. Targeted Value Portfolio	2,411,694	516,047	(114,703)	401,344
U.S. Small Cap Value Portfolio	7,696,379	1,932,275	(1,024,625)	907,650
U.S. Core Equity 1 Portfolio	2,892,080	373,791	(192,397)	181,394
U.S. Core Equity 2 Portfolio	5,345,154	686,201	(505,104)	181,097
U.S. Vector Equity Portfolio	1,781,908	260,113	(178,805)	81,308
U.S. Small Cap Portfolio	3,445,726	956,701	(351,856)	604,845
U.S. Micro Cap Portfolio	3,565,880	1,129,687	(614,968)	514,719
DFA Real Estate Securities Portfolio	3,424,060	529,566	(290,692)	238,874
Large Cap International Portfolio	1,656,833	313,326	(192,010)	121,316
International Core Equity Portfolio	5,422,169	498,991	(647,269)	(148,278)
International Small Company Portfolio	4,521,222	975,507	(646,387)	329,120
Japanese Small Company Portfolio	192,506	61,662	(131,967)	(70,305)
Asia Pacific Small Company Portfolio	99,548	70,207	(52,116)	18,091
United Kingdom Small Company Portfolio	29,397	23,680	(23,041)	639
Continental Small Company Portfolio	110,981	70,062	(66,321)	3,741
DFA International Real Estate Securities Portfolio	1,136,916	25,920	(217,089)	(191,169)
DFA Global Real Estate Securities Portfolio	522,613	100,002	(11,724)	88,278
DFA International Small Cap Value Portfolio	8,665,527	1,334,535	(1,538,772)	(204,237)
International Vector Equity Portfolio	304,801	81,786	(9,966)	71,820
Emerging Markets Portfolio	1,018,654	1,190,747	(78,150)	1,112,597
Emerging Markets Small Cap Portfolio	992,081	472,429	(61,193)	411,236
Emerging Markets Core Equity Portfolio	2,747,011	972,476	(139,216)	833,260

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax postions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (“the Portfolios”), having 100% investment in their respective master fund, have each made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, each of the Portfolios will maintain each respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the ”Check the Box“ election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA U.S. Large Cap Value Portfolio	$(606,345)	$606,345
DFA U.S. Large Cap Value Portfolio II	(10,872)	10,872
DFA U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio (“the Portfolio”), having 100% investment in its respective master fund, made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change the Series’ federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), the Portfolio has recognized the Master Fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, the Portfolio will maintain its respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$2,654	281	$7,979	1,266
Shares Issued in Lieu of Cash Distributions	158	18	423	64
Shares Redeemed	(2,806)	(301)	(5,207)	(844)

Net Increase (Decrease) — Class R1 Shares	$6	(2)	$3,195	486

Class R2 Shares
Shares Issued	$2,953	283	$1,638	210
Shares Issued in Lieu of Cash Distributions	12	1	27	4
Shares Redeemed	(657)	(71)	(626)	(85)

Net Increase (Decrease) — Class R2 Shares	$2,308	213	$1,039	129

Institutional Class Shares
Shares Issued	$579,025	40,831	$840,965	86,986
Shares Issued in Lieu of Cash Distributions	5,325	421	13,191	1,374
Shares Redeemed	(179,601)	(13,198)	(419,657)	(43,424)

Net Increase (Decrease) — Institutional Class Shares	$404,749	28,054	$434,499	44,936

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Forward Currency Contracts:    Enhanced U.S. Large Company Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2010, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2010	Unrealized Foreign Exchange Gain (Loss)

05/11/10	15,842	Canadian Dollar	$15,814	$15,596	$218
05/11/10	12,230	Pound Sterling	18,781	18,711	70
05/11/10	10,161	Euro	13,499	13,530	(31)

			$48,094	$47,837	$257

*	During the six months ended April 30, 2010, the Portfolio had limited activity in these transactions.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities’ prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At April 30, 2010, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description		Expiration Date	Number of Contracts*	Contract Value	Unrealized Gain (Loss)

Enhanced U.S. Large Company Portfolio	S&P 500 Index	®	06/18/2010	533	$157,688,050	$7,261

Enhanced Securities have been segregated as collateral for open futures contracts.

*Outstanding	contracts on futures at April 30, 2010 are indicative of the volume of activity during the six-month period.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the six months ended April 30, 2010.

The following is a summary of the location of derivatives on the Portfolios’ Statements of Assets and Liabilities as of April 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Foreign exchange contracts	Unrealized Gain on	Unrealized Loss on Forward
	Forward Currency Contracts	Currency Contracts

Equity contracts		Payables: Futures
Margin Variation

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

		Asset Derivatives Value

	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$7,549	$288	$7,261*

		Liability Derivatives Value

	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts
Enhanced U.S. Large Company Portfolio	$31	$31	—

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the six months ended April 30, 2010 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of: Translation of
Foreign Currency Denominated Amounts

Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2010 (amounts in thousands):

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$18,773	$862	$17,911
U.S. Targeted Value Portfolio*	(256)	—	(256)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

	Total	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$5,774	$218	$5,556

*	As of April 30, 2010, there were no futures contracts outstanding. During the six months ended April 30, 2010, the Portfolios had limited activity in these transactions.

I. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

U.S. Targeted Value Portfolio	1.94%	$ 3,487	2	—	$ 4,041
U.S. Small Cap Value Portfolio	1.96%	6,455	30	$11	18,805
U.S. Vector Equity Portfolio	1.97%	1,170	4	—	2,221
U.S. Small Cap Portfolio	1.99%	10,715	10	6	20,785
U.S. Micro Cap Portfolio	1.95%	1,276	21	1	3,634
DFA Real Estate Securities Portfolio	1.97%	2,598	60	9	10,010
DFA Global Real Estate Securities Portfolio	1.94%	1,826	5	—	6,942

At April 30, 2010, U.S. Vector Equity Portfolio had a loan outstanding in the amount of $558 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

International Small Company Portfolio	0.88%	$8,794	7	$ 2	$12,990
DFA International Real Estate Securities Portfolio	0.88%	11,324	14	4	22,677
DFA International Small Cap Value Portfolio	0.88%	12,643	17	5	31,973
International Vector Equity Portfolio	0.88%	126	1	—	126
Emerging Markets Core Equity Portfolio	0.91%	4,879	5	1	8,678

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

J. Securities Lending:

As of April 30, 2010, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the ”Money Market Series“), an affiliated registered money market advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

In accordance with guidelines described in the Portfolios’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, Emerging Markets Portfolio realized net gains of in-kind redemptions in the amount of $17,805 (amount in thousands).

N. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares

Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	83%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	78%
U.S. Targeted Value Portfolio — Class R1 Shares	1	95%
U.S. Targeted Value Portfolio — Class R2 Shares	1	84%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	55%

	Number of Shareholders	Approximate Percentage of Outstanding Shares

U.S. Small Cap Value Portfolio — Institutional Class Shares	2	51%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	3	66%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	67%
U.S. Vector Equity Portfolio — Institutional Class Shares	4	89%
U.S. Small Cap Portfolio — Institutional Class Shares	3	53%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	55%
DFA Real Estate Securities Portfolio — Institutional Class Shares	3	73%
Large Cap International Portfolio — Institutional Class Shares	2	73%
International Core Equity Portfolio — Institutional Class Shares	3	69%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	3	68%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	78%
United Kingdom Small Company Portfolio — Institutional Class Shares	2	89%
Continental Small Company Portfolio — Institutional Class Shares	3	72%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	3	83%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	2	89%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	48%
International Vector Equity Portfolio — Institutional Class Shares	3	88%
Emerging Markets Portfolio — Institutional Class Shares	3	67%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	1	32%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	2	64%

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLE
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

Actual Fund Return
Class R2 Shares	$1,000.00	$1,042.00	0.72%	$3.65
Institutional Class Shares	$1,000.00	$1,043.90	0.44%	$2.23
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.22	0.72%	$3.61
Institutional Class Shares	$1,000.00	$1,022.61	0.44%	$2.21

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

DFA INTERNATIONAL VALUE PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$4,792,147,538

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,741,763,594)	$4,792,147,538

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$4,792,147,538	—	—	$4,792,147,538

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$4,792,148
Receivables:
Fund Shares Sold	7,614
Prepaid Expenses and Other Assets	66

Total Assets	4,799,828

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	5,682
Fund Shares Redeemed	1,933
Due to Advisor	824
Accrued Expenses and Other Liabilities	267

Total Liabilities	8,706

NET ASSETS	$4,791,122

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,553 and shares outstanding of 680,336	$6.69

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $4,786,569 and shares outstanding of 280,320,512	$17.08

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investment in Affiliated Investment Company at Cost	$3,741,764

NET ASSETS CONSIST OF:
Paid-In Capital	$4,971,371
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	30,413
Accumulated Net Realized Gain (Loss)	(1,261,023)
Net Unrealized Foreign Exchange Gain (Loss)	(23)
Net Unrealized Appreciation (Depreciation)	1,050,384

NET ASSETS	$4,791,122

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,224)	$52,914
Interest	14
Income from Securities Lending	2,276
Expenses Allocated from Affiliated Investment Company	(5,326)

Total Investment Income	49,878

Expenses
Administrative Services Fees	4,679
Accounting & Transfer Agent Fees	41
Shareholder Servicing Fees — Class R2 Shares	5
Filing Fees	73
Shareholders’ Reports	76
Directors’/Trustees’ Fees & Expenses	27
Professional Fees	55
Other	22

Total Expenses	4,978

Net Investment Income (Loss)	44,900

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	88,461
Foreign Currency Transactions	(1,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,341
Translation of Foreign Currency Denominated Amounts	(195)

Net Realized and Unrealized Gain (Loss)	149,462

Net Increase (Decrease) in Net Assets Resulting from Operations	$194,362

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$44,900	$106,511
Net Realized Gain (Loss) on:
Investment Securities Sold	88,461	45,432
Futures	—	(824)
Foreign Currency Transactions	(1,145)	2,711
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,341	988,043
Translation of Foreign Currency Denominated Amounts	(195)	172

Net Increase (Decrease) in Net Assets Resulting from Operations	194,362	1,142,045

Distributions From:
Net Investment Income:
Class R2 Shares	(50)	(208)
Institutional Class Shares	(27,398)	(105,492)

Total Distributions	(27,448)	(105,700)

Capital Share Transactions:
Shares Issued	545,439	1,077,621
Shares Issued in Lieu of Cash Distributions	25,746	98,218
Shares Redeemed	(388,266)	(1,124,340)

Net Increase (Decrease) from Capital Share Transactions	182,919	51,499

Total Increase (Decrease) in Net Assets	349,833	1,087,844
Net Assets
Beginning of Period	4,441,289	3,353,445

End of Period	$4,791,122	$4,441,289

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$30,413	$12,961

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 Shares

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period April 30, 2008(a) to Oct. 31, 2008

	(Unaudited)

Net Asset Value, Beginning of Period	$ 6.51		$ 5.16		$ 10.00

Income from Investment Operations

Net Investment Income (Loss)	0.06	(A)	0.16	(A)	0.25	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21		1.56		(4.46)

Total from Investment Operations	0.27		1.72		(4.21)

Less Distributions

Net Investment Income	(0.09)		(0.37)		(0.63)

Net Realized Gains	—		—		—

Total Distributions	(0.09)		(0.37)		(0.63)

Net Asset Value, End of Period	$ 6.69		$ 6.51		$ 5.16

Total Return	4.20%	(C)	34.86%		(44.63	)%(C)

Net Assets, End of Period (thousands)	$4,553		$3,443		$3,372
Ratio of Expenses to Average Net Assets (D)	0.72%	(B)	0.74%		0.73%	(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.70%	(B)	2.96%		7.47%	(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20

Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.40	(A)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.56	3.92	(12.44)	3.09	5.37	1.89	3.58

Total from Investment Operations	0.72	4.32	(11.70)	3.81	6.03	2.37	3.84

Less Distributions
Net Investment Income	(0.10)	(0.40)	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)
Net Realized Gains	—	—	(0.49)	(0.38)	(0.34)	(0.01)	—

Total Distributions	(0.10)	(0.40)	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)

Net Asset Value, End of Period	$17.08	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73

Total Return	4.39	%(C)	35.11%	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%

Net Assets, End of Period (thousands)	$4,786,569	$4,437,846	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.46%	0.44	%(B)	0.44%	0.44%	0.48%	0.51%
Ratio of Net Investment Income to Average Net Assets	1.93	%(B)	3.00%	3.86	%(B)	2.89%	3.25%	2.86%	1.87%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio (the “Portfolio”) is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 72% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of April 30, 2010, Class R1 shares has 100,000,000 authorized shares and has not commenced operations.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolio utilizes a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $119 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:     The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2011 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2010, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$2,694	$(2,694)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$156,076	$ 69,683	$225,759
2008	218,970	106,309	325,279
2009	105,700	—	105,700

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$13,063	—	$(1,348,208)	$(1,335,145)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforwards in the amount of $1,348,208 to offset future realized capital gains expiring in 2016.

For the year ended October 31, 2009, the Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $44,756 (amount in thousands).

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,741,896	$1,114,718	$(64,466)	$1,050,252

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax postions and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$1,591	238	$1,393	263
Shares Issued in Lieu of Cash Distributions	50	8	207	38
Shares Redeemed	(627)	(94)	(2,329)	(425)

Net Increase (Decrease) — Class R2 Shares	$1,014	152	$(729)	(124)

Institutional Class Shares
Shares Issued	$543,848	32,023	$1,076,228	84,945
Shares Issued in Lieu of Cash Distributions	25,696	1,528	98,011	7,185
Shares Redeemed	(387,639)	(22,842)	(1,122,011)	(89,725)

Net Increase (Decrease) — Institutional Class Shares	$181,905	10,709	$52,228	2,405

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At April 30, 2010, three shareholders held approximately 84% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 47% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subseqent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,230.10	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The Japanese Small Company Series

Actual Fund Return	$1,000.00	$1,069.20	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

The Asia Pacific Small Company Series

Actual Fund Return	$1,000.00	$1,135.40	0.16%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80

The United Kingdom Small Company Series

Actual Fund Return	$1,000.00	$1,094.20	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

The Continental Small Company Series

Actual Fund Return	$1,000.00	$1,052.50	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

The Canadian Small Company Series

Actual Fund Return	$1,000.00	$1,304.10	0.14%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

The Emerging Markets Series

Actual Fund Return	$1,000.00	$1,146.10	0.17%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

The Emerging Markets Small Cap Series

Actual Fund Return	$1,000.00	$1,199.80	0.29%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Cap Value Series
Consumer Discretionary	18.2%
Consumer Staples	6.9%
Energy	14.4%
Financials	25.9%
Health Care	6.1%
Industrials	14.2%
Information Technology	3.8%
Materials	4.6%
Telecommunication Services	5.0%
Utilities	0.9%

100.0%

The DFA International Value Series
Consumer Discretionary	13.9%
Consumer Staples	5.9%
Energy	7.7%
Financials	36.6%
Health Care	0.9%
Industrials	10.7%
Information Technology	3.6%
Materials	12.4%
Other	—
Telecommunication Services	6.6%
Utilities	1.7%

100.0%

The Japanese SmallCompany Series
Consumer Discretionary	21.8%
Consumer Staples	9.5%
Energy	1.2%
Financials	10.4%
Health Care	3.7%
Industrials	27.9%
Information Technology	12.2%
Materials	12.5%
Telecommunication Services	0.1%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The Asia Pacific Small Company Series
Consumer Discretionary	23.8%
Consumer Staples	4.1%
Energy	6.2%
Financials	12.9%
Health Care	6.2%
Industrials	22.9%
Information Technology	5.4%
Materials	12.2%
Other	0.1%
Real Estate Investment Trusts	0.1%
Telecommunication Services	2.6%
Utilities	3.5%

100.0%

The United Kingdom Small Company Series
Consumer Discretionary	20.7%
Consumer Staples	4.1%
Energy	4.6%
Financials	12.7%
Health Care	2.8%
Industrials	34.5%
Information Technology	13.7%
Materials	4.9%
Other	—
Telecommunication Services	0.9%
Utilities	1.1%

100.0%

The Continental Small Company Series
Consumer Discretionary	14.5%
Consumer Staples	7.0%
Energy	6.0%
Financials	15.9%
Health Care	8.4%
Industrials	26.1%
Information Technology	8.6%
Materials	10.2%
Other	—
Telecommunication Services	1.0%
Utilities	2.3%

100.0%

The Canadian Small Company Series
Consumer Discretionary	13.9%
Consumer Staples	2.3%
Energy	18.4%
Financials	7.1%
Health Care	4.9%
Industrials	7.8%
Information Technology	6.4%
Materials	38.2%
Telecommunication Services	0.3%
Utilities	0.7%

100.0%

The Emerging Markets Series
Consumer Discretionary	6.0%
Consumer Staples	8.6%
Energy	14.6%
Financials	20.2%
Health Care	2.1%
Industrials	6.0%
Information Technology	15.0%
Materials	14.1%
Other	—
Telecommunication Services	9.9%
Utilities	3.5%

100.0%

The Emerging Markets Small Cap Series
Consumer Discretionary	18.3%
Consumer Staples	10.5%
Energy	1.8%
Financials	15.7%
Health Care	4.9%
Industrials	17.9%
Information Technology	9.4%
Materials	16.3%
Other	0.2%
Real Estate Investment Trusts	—
Telecommunication Services	0.8%
Utilities	4.2%

100%

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
Carnival Corp.	2,788,461	$116,278,824	1.3%
#CBS Corp. Class B	3,870,469	62,740,302	0.7%
Comcast Corp. Class A	11,512,642	227,259,553	2.5%
#Comcast Corp. Special Class A	3,751,193	70,709,988	0.8%
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523	0.6%
News Corp. Class A	8,257,941	127,337,450	1.4%
#*Sears Holdings Corp.	595,638	72,042,416	0.8%
#Time Warner Cable, Inc.	1,980,956	111,428,775	1.2%
Time Warner, Inc.	6,225,984	205,955,551	2.3%
Walt Disney Co. (The)	4,577,802	168,646,226	1.8%
Other Securities		426,379,685	4.7%

Total Consumer Discretionary		1,643,884,293	18.1%

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970	0.8%
CVS Caremark Corp.	5,818,740	214,886,068	2.3%
#Kraft Foods, Inc.	3,952,916	117,006,314	1.3%
Other Securities		215,899,088	2.4%

Total Consumer Staples		621,535,440	6.8%

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907	1.9%
Chesapeake Energy Corp.	3,039,817	72,347,645	0.8%
Chevron Corp.	855,223	69,649,361	0.8%
ConocoPhillips	5,928,100	350,884,239	3.9%
Hess Corp.	1,215,222	77,227,358	0.8%
Marathon Oil Corp.	3,398,346	109,256,824	1.2%
National-Oilwell, Inc.	1,895,755	83,470,093	0.9%
Other Securities		366,713,878	4.0%

Total Energy		1,301,146,305	14.3%

Financials — (23.7%)
Allstate Corp. (The)	2,668,014	87,164,017	0.9%
Bank of America Corp.	18,616,251	331,927,755	3.6%
Capital One Financial Corp.	2,264,568	98,304,897	1.1%
Chubb Corp.	1,484,925	78,507,985	0.9%
*Citigroup, Inc.	28,943,302	126,482,230	1.4%
CME Group, Inc.	276,766	90,892,722	1.0%
JPMorgan Chase & Co.	2,944,498	125,376,725	1.4%
Loews Corp.	2,592,160	96,532,038	1.1%
MetLife, Inc.	4,631,345	211,096,705	2.3%
Prudential Financial, Inc.	1,954,433	124,223,761	1.4%
#SunTrust Banks, Inc.	2,063,720	61,086,112	0.7%
Travelers Cos., Inc. (The)	3,328,076	168,866,576	1.9%
Other Securities		738,329,036	8.1%

Total Financials		2,338,790,559	25.8%

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079	0.6%
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915	1.0%
*UnitedHealth Group, Inc.	2,645,609	80,188,409	0.9%
*WellPoint, Inc.	2,580,122	138,810,564	1.5%
Other Securities		185,424,978	2.1%

Total Health Care		550,452,945	6.1%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
CSX Corp.	2,287,204	$128,197,784	1.4%
FedEx Corp.	563,693	50,738,007	0.6%
General Electric Co.	18,948,832	357,374,971	4.0%
Norfolk Southern Corp.	2,186,220	129,708,433	1.4%
#Northrop Grumman Corp.	1,926,678	130,686,569	1.4%
Southwest Airlines Co.	4,297,932	56,646,744	0.6%
Union Pacific Corp.	2,835,808	214,557,233	2.4%
Other Securities		217,358,516	2.4%

Total Industrials		1,285,268,257	14.2%

Information Technology — (3.5%)
Other Securities		343,055,631	3.8%

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988	0.7%
Dow Chemical Co. (The)	3,982,926	122,793,609	1.4%
International Paper Co.	2,281,591	61,009,743	0.7%
#Weyerhaeuser Co.	1,105,551	54,746,886	0.6%
Other Securities		112,004,968	1.2%

Total Materials		418,864,194	4.6%

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433	3.2%
#*Sprint Nextel Corp.	11,713,380	49,781,865	0.6%
Verizon Communications, Inc.	1,782,841	51,506,276	0.6%
Other Securities		56,619,005	0.6%

Total Telecommunication Services		450,646,579	5.0%

Utilities — (0.9%)
Other Securities		87,113,402	1.0%

TOTAL COMMON STOCKS		9,040,757,605	99.7%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029	8.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628	0.3%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	$16,638	$16,637,832	0.2%

TOTAL SECURITIES LENDING COLLATERAL		810,261,489	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,643,884,293	—	—	$1,643,884,293
Consumer Staples	621,535,440	—	—	621,535,440
Energy	1,301,146,305	—	—	1,301,146,305
Financials	2,338,790,559	—	—	2,338,790,559
Health Care	550,452,945	—	—	550,452,945
Industrials	1,285,268,257	—	—	1,285,268,257
Information Technology	343,055,631	—	—	343,055,631
Materials	418,864,194	—	—	418,864,194
Telecommunication Services	450,646,579	—	—	450,646,579
Utilities	87,113,402	—	—	87,113,402
Temporary Cash Investments	—	$13,526,000	—	13,526,000
Securities Lending Collateral	—	810,261,489	—	810,261,489

TOTAL	$9,040,757,605	$823,787,489	—	$9,864,545,094

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd.	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.9%)
Consumer Discretionary — (19.2%)
*Alpine Electronics, Inc.	201,800	$2,848,424	0.2%
Exedy Corp.	119,000	3,139,735	0.2%
#K’s Holdings Corp.	156,927	4,167,060	0.3%
#Nifco, Inc.	162,700	3,638,360	0.3%
#Saizeriya Co., Ltd.	144,000	2,800,260	0.2%
Shochiku Co., Ltd.	385,400	3,301,744	0.3%
Toyobo Co., Ltd.	1,905,000	3,183,717	0.3%
Other Securities		245,583,937	19.7%

Total Consumer Discretionary		268,663,237	21.5%

Consumer Staples — (8.3%)
#Fancl Corp.	157,300	2,793,663	0.2%
Life Corp.	183,400	3,020,989	0.3%
#Megmilk Snow Brand Co., Ltd.	178,800	3,011,113	0.2%
Morinaga Milk Industry Co., Ltd.	852,000	3,442,130	0.3%
Nisshin Oillio Group, Ltd. (The)	534,000	2,814,121	0.2%
Other Securities		101,788,603	8.2%

Total Consumer Staples		116,870,619	9.4%

Energy — (1.1%)
Other Securities		14,795,802	1.2%

Financials — (9.2%)
#Bank of Iwate, Ltd. (The)	57,400	3,144,724	0.2%
Bank of Okinawa, Ltd. (The)	74,500	3,066,753	0.2%
Century Tokyo Leasing Corp.	279,790	3,685,649	0.3%
Kiyo Holdings, Inc.	2,135,900	2,788,784	0.2%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,474,027	0.3%
*Tokyo Tatemono Co., Ltd.	689,000	3,177,317	0.3%
Other Securities		109,247,126	8.8%

Total Financials		128,584,380	10.3%

Health Care — (3.3%)
Kaken Pharmaceutical Co., Ltd.	348,000	2,822,402	0.2%
Nihon Kohden Corp.	151,200	2,894,218	0.3%
#Nipro Corp.	180,100	3,408,080	0.3%
Other Securities		36,448,209	2.9%

Total Health Care		45,572,909	3.7%

Industrials — (24.5%)
Central Glass Co., Ltd.	601,000	2,891,587	0.2%
#Daiseki Co., Ltd.	144,563	3,185,575	0.3%
#*Fuji Electric Holdings Co., Ltd.	1,214,000	3,646,711	0.3%
Futaba Corp.	149,000	3,028,498	0.3%
Hanwa Co., Ltd.	697,000	2,973,897	0.2%
JS Group Corp.	149,150	2,925,118	0.2%
#Meidensha Corp.	734,050	3,356,624	0.3%
Meitec Corp.	131,700	2,765,124	0.2%
#Miura Co., Ltd.	132,100	3,230,098	0.3%
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,938,839	0.2%
Takara Standard Co., Ltd.	485,000	3,178,057	0.3%
Other Securities		309,575,403	24.8%

Total Industrials		343,695,531	27.6%

Information Technology — (10.7%)
*Alps Electric Co., Ltd.	487,500	3,547,413	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Capcom Co., Ltd.	153,100	$3,088,848	0.2%
*Dainippon Screen Manufacturing Co., Ltd.	652,000	3,660,794	0.3%
#eAccess, Ltd.	4,312	3,440,003	0.3%
Horiba, Ltd.	98,800	2,915,842	0.2%
#Hosiden Corp.	243,000	3,068,779	0.2%
IT Holdings Corp.	262,001	3,747,893	0.3%
#Nichicon Corp.	263,300	3,524,402	0.3%
Ryosan Co., Ltd.	122,000	3,252,940	0.3%
Other Securities		119,667,277	9.6%

Total Information Technology		149,914,191	12.0%

Materials — (11.0%)
Adeka Corp.	331,700	3,142,920	0.3%
FP Corp.	61,200	2,817,371	0.2%
#Hokuetsu Kishu Paper Co., Ltd.	553,199	2,789,154	0.2%
Kureha Corp.	571,500	2,815,467	0.2%
Nihon Parkerizing Co., Ltd.	230,000	3,291,888	0.3%
#Nippon Paint Co., Ltd.	727,200	4,637,149	0.4%
Toagosei Co., Ltd.	897,000	4,113,370	0.3%
Zeon Corp.	503,000	3,036,885	0.2%
Other Securities		127,902,153	10.3%

Total Materials		154,546,357	12.4%

Telecommunication Services — (0.0%)
Other Securities		596,211	0.0%

Utilities — (0.6%)
#Saibu Gas Co., Ltd.	1,268,000	3,409,619	0.3%
Other Securities		5,609,517	0.4%

Total Utilities		9,019,136	0.7%

TOTAL COMMON STOCKS		1,232,258,373	98.8%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/06/10 (Collateralized by $2,020,000 FHLMC 5.00%, 10/15/24, valued at $2,168,975) to be repurchased at $2,134,068	$2,134	2,134,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@DFA Short Term Investment Fund	166,288,935	166,288,935	13.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $940,896) to be repurchased at $928,879	$929	928,865	0.1%

TOTAL SECURITIES LENDING COLLATERAL		167,217,800	13.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,529,579,040)	$1,401,610,173	112.4%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$34,928	$268,628,309	—	$268,663,237
Consumer Staples	—	116,870,619	—	116,870,619
Energy	—	14,795,802	—	14,795,802
Financials	1,844,953	126,739,427	—	128,584,380
Health Care	—	45,572,909	—	45,572,909
Industrials	—	343,695,531	—	343,695,531
Information Technology	—	149,914,191	—	149,914,191
Materials	—	154,546,357	—	154,546,357
Telecommunication Services	—	596,211	—	596,211
Utilities	—	9,019,136	—	9,019,136
Temporary Cash Investments	—	2,134,000	—	2,134,000
Securities Lending Collateral	—	167,217,800	—	167,217,800

TOTAL	$1,879,881	$1,399,730,292	—	$1,401,610,173

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
AUSTRALIA — (45.6%)
Adelaide Brighton, Ltd.	1,480,311	$3,981,993	0.5%
#*Andean Resources, Ltd.	1,464,837	4,276,604	0.5%
Ansell, Ltd.	362,027	4,270,580	0.5%
#APA Group, Ltd.	1,222,316	4,075,912	0.5%
Australian Infrastructure Fund NL	2,805,723	5,095,900	0.6%
#Australian Pharmaceutical Industries, Ltd.	8,284,125	4,250,600	0.5%
*Australian Worldwide Exploration, Ltd.	1,531,333	3,460,809	0.4%
*AWB, Ltd.	3,807,619	3,599,988	0.4%
*Boart Longyear Group	11,160,269	3,331,322	0.4%
Bradken, Ltd.	582,247	3,897,011	0.5%
#Campbell Brothers, Ltd.	284,996	7,818,642	1.0%
Centennial Coal Co., Ltd.	1,207,405	4,698,800	0.6%
Challenger Financial Services Group, Ltd.	1,750,037	6,641,119	0.8%
ConnectEast Group, Ltd.	10,162,837	4,001,674	0.5%
#David Jones, Ltd.	1,296,067	5,557,080	0.7%
#Downer EDI, Ltd.	670,736	4,288,246	0.5%
DUET Group, Ltd.	3,068,784	5,007,244	0.6%
#Flight Centre, Ltd.	192,954	3,513,110	0.4%
#Healthscope, Ltd.	881,682	3,541,694	0.4%
*Iluka Resources, Ltd.	1,063,988	4,530,720	0.6%
#Invocare, Ltd.	552,483	3,192,985	0.4%
#Ioof Holdings, Ltd.	950,183	5,746,768	0.7%
JB Hi-Fi, Ltd.	315,065	5,608,203	0.7%
*Karoon Gas Australia, Ltd.	628,673	4,289,449	0.5%
Kingsgate Consolidated, Ltd.	402,364	3,157,513	0.4%
#Macarthur Coal, Ltd.	224,909	3,150,731	0.4%
#Monadelphous Group, Ltd.	302,955	4,295,601	0.5%
*Mount Gibson Iron, Ltd.	2,962,399	4,575,927	0.6%
*Navitas, Ltd.	1,205,167	5,767,881	0.7%
*Pacific Brands, Ltd.	4,412,120	4,818,447	0.6%
*PanAust, Ltd.	8,757,197	4,067,557	0.5%
#Perpetual Trustees Australia, Ltd.	116,090	3,672,838	0.5%
#Ramsay Health Care, Ltd.	259,021	3,234,135	0.4%
#Reece Australia, Ltd.	238,457	5,507,771	0.7%
*Riversdale Mining, Ltd.	692,356	5,811,035	0.7%
#Seek, Ltd.	666,916	5,118,282	0.6%
Southern Cross Media Group NL	1,572,128	3,153,722	0.4%
#Super Cheap Auto Group, Ltd.	711,023	3,654,930	0.5%
*Ten Network Holdings, Ltd.	2,056,782	3,426,274	0.4%
Transfield Services, Ltd.	954,232	3,479,794	0.4%
#UGL, Ltd.	332,576	4,496,941	0.6%
#West Australian Newspapers Holdings, Ltd.	728,122	5,277,439	0.6%
Other Securities		251,278,582	30.8%

TOTAL AUSTRALIA		436,621,853	53.5%

HONG KONG — (21.7%)
Giordano International, Ltd.	6,824,000	3,156,104	0.4%
Pacific Basin Shipping, Ltd.	5,837,000	4,413,779	0.5%
PCCW, Ltd.	12,632,000	3,818,685	0.5%
#Techtronic Industries Co., Ltd.	3,787,000	3,935,177	0.5%
Other Securities		192,052,469	23.5%

TOTAL HONG KONG		207,376,214	25.4%

MALAYSIA — (0.0%)
Other Securities		4,051	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (5.1%)
Fisher & Paykel Healthcare Corp., Ltd.	2,409,822	$6,153,780	0.8%
Sky City Entertainment Group, Ltd.	2,535,089	5,794,428	0.7%
Other Securities		37,389,346	4.6%

TOTAL NEW ZEALAND		49,337,554	6.1%

SINGAPORE — (11.9%)
*Parkway Holdings, Ltd.	1,326,133	3,246,049	0.4%
Venture Corp., Ltd.	678,000	4,850,273	0.6%
Other Securities		105,375,176	12.9%

TOTAL SINGAPORE		113,471,498	13.9%

TOTAL COMMON STOCKS		806,811,170	98.9%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		786,083	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		7,139	0.0%

HONG KONG — (0.0%)
Other Securities		193,978	0.0%

SINGAPORE — (0.0%)
Other Securities		170,397	0.0%

TOTAL RIGHTS/WARRANTS		371,514	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,425,000 FNMA 1.213%(v), 11/25/39, valued at $8,111,756) to be repurchased at $7,990,127	$7,990	7,990,000	1.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.8%)
§@DFA Short Term Investment Fund	140,583,847	140,583,847	17.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $545,948) to be repurchased at $538,975	$539	538,967	0.1%

TOTAL SECURITIES LENDING COLLATERAL		141,122,814	17.3%

TOTAL INVESTMENTS — (100.0%) (Cost $820,790,134)		$957,081,581	117.3%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,814,217	$433,807,636	—	$436,621,853
Hong Kong	849,435	206,526,779	—	207,376,214
Malaysia	—	4,051	—	4,051
New Zealand	464,363	48,873,191	—	49,337,554
Singapore	801,697	112,669,801	—	113,471,498
Preferred Stocks
Australia	—	786,083	—	786,083
Rights/Warrants
Australia	7,120	19	—	7,139
Hong Kong	35,650	158,328	—	193,978
Singapore	170,397	—	—	170,397
Temporary Cash Investments	—	7,990,000	—	7,990,000
Securities Lending Collateral	—	141,122,814	—	141,122,814

TOTAL	$5,142,879	$951,938,702	—	$957,081,581

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.8%)
Consumer Discretionary — (20.1%)
Aegis Group P.L.C.	3,149,142	$6,256,389	0.7%
*DSG International P.L.C.	10,089,373	5,076,384	0.6%
Halfords Group P.L.C.	752,842	5,831,598	0.7%
Informa P.L.C.	1,449,124	8,746,402	1.0%
*Persimmon P.L.C.	700,629	5,094,528	0.6%
United Business Media P.L.C.	864,643	7,299,365	0.8%
Other Securities		139,390,172	16.1%

Total Consumer Discretionary		177,694,838	20.5%

Consumer Staples — (4.0%)
PZ Cussons P.L.C.	1,298,024	5,394,895	0.6%
Other Securities		29,897,987	3.5%

Total Consumer Staples		35,292,882	4.1%

Energy — (4.4%)
*Dana Petroleum P.L.C.	333,328	6,146,559	0.7%
*Premier Oil P.L.C.	335,099	6,489,572	0.8%
*Soco International P.L.C.	223,095	5,549,243	0.6%
Other Securities		21,116,681	2.4%

Total Energy		39,302,055	4.5%

Financials — (12.3%)
Aberdeen Asset Management P.L.C.	2,558,118	5,371,881	0.6%
Amlin P.L.C.	1,063,929	6,087,386	0.7%
Catlin Group, Ltd. P.L.C.	977,375	5,257,079	0.6%
Close Brothers Group P.L.C.	481,680	5,361,460	0.6%
#Henderson Group P.L.C.	2,936,019	6,558,889	0.8%
Hiscox, Ltd. P.L.C.	1,517,006	7,723,171	0.9%
IG Group Holdings P.L.C.	1,241,907	7,701,442	0.9%
Jardine Lloyd Thompson Group P.L.C.	603,449	5,112,633	0.6%
Provident Financial P.L.C.	461,410	5,894,440	0.7%
Other Securities		53,851,507	6.2%

Total Financials		108,919,888	12.6%

Health Care — (2.8%)
SSL International P.L.C.	753,239	9,868,934	1.1%
Other Securities		14,477,675	1.7%

Total Health Care		24,346,609	2.8%

Industrials — (33.4%)
Aggreko P.L.C.	611,546	11,391,474	1.3%
Arriva P.L.C.	655,941	7,642,321	0.9%
#Babcock International Group P.L.C.	811,461	7,236,430	0.9%
Carillion P.L.C.	1,523,518	7,955,304	0.9%
Charter International P.L.C.	614,873	7,549,495	0.9%
Chemring Group P.L.C.	128,869	7,180,111	0.8%
De la Rue P.L.C.	387,017	5,391,296	0.6%
Hays P.L.C.	4,680,905	7,955,413	0.9%
Homeserve P.L.C.	220,105	6,706,453	0.8%
IMI P.L.C.	1,191,221	12,953,350	1.5%
Intertek Group P.L.C.	539,854	12,260,610	1.4%
Meggitt P.L.C.	1,630,199	7,757,004	0.9%
Michael Page International P.L.C.	1,235,568	8,036,307	0.9%
Regus P.L.C.	3,178,152	5,594,804	0.7%
Spirax-Sarco Engineering P.L.C.	301,608	7,095,437	0.8%
Tomkins P.L.C.	3,282,427	12,417,818	1.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
*Travis Perkins P.L.C.	482,448	$6,231,047	0.7%
Ultra Electronics Holdings P.L.C.	267,145	6,307,382	0.7%
#VT Group P.L.C.	677,021	7,707,937	0.9%
Weir Group P.L.C. (The)	479,090	7,192,192	0.8%
Other Securities		133,003,894	15.4%

Total Industrials		295,566,079	34.1%

Information Technology — (13.2%)
ARM Holdings P.L.C.	4,777,637	18,427,499	2.1%
Dimension Data Holdings P.L.C.	5,151,402	7,148,024	0.8%
Electrocomponents P.L.C.	1,576,293	5,396,820	0.6%
Halma P.L.C.	1,461,044	6,083,205	0.7%
Logica P.L.C.	3,167,765	6,627,538	0.8%
*Misys P.L.C.	1,833,430	6,528,528	0.7%
Rotork P.L.C.	348,025	7,471,351	0.9%
Spectris P.L.C.	490,382	6,710,282	0.8%
Other Securities		52,848,783	6.1%

Total Information Technology		117,242,030	13.5%

Materials — (4.7%)
Croda International P.L.C.	484,717	7,433,197	0.9%
Mondi P.L.C.	943,611	6,369,567	0.7%
Other Securities		27,830,838	3.2%

Total Materials		41,633,602	4.8%

Telecommunication Services — (0.8%)
Other Securities		7,276,846	0.8%

Utilities — (1.1%)
Other Securities		9,629,833	1.1%

TOTAL COMMON STOCKS		856,904,662	98.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/04/10 (Collateralized by $5,070,000 FNMA 6.00%, 10/01/38, valued at $3,456,383) to be repurchased at $3,405,072.	$3,405	3,405,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.8%)
§@DFA Short Term Investment Fund	21,279,781	21,279,781	2.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,290,540) to be repurchased at $3,248,512	$3,248	$3,248,463	0.4%

TOTAL SECURITIES LENDING COLLATERAL		24,528,244	2.8%

TOTAL INVESTMENTS — (100.0%) (Cost $871,826,348)		$884,837,906	102.0%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,458,708	$175,236,130	—	$177,694,838
Consumer Staples	244,809	35,048,073	—	35,292,882
Energy	—	39,302,055	—	39,302,055
Financials	531	108,919,357	—	108,919,888
Health Care	—	24,346,609	—	24,346,609
Industrials	842,433	294,723,646	—	295,566,079
Information Technology	—	117,242,030	—	117,242,030
Materials	—	41,633,602	—	41,633,602
Telecommunication Services	1,970,194	5,306,652	—	7,276,846
Utilities	—	9,629,833	—	9,629,833
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	3,405,000	—	3,405,000
Securities Lending Collateral	—	24,528,244	—	24,528,244

TOTAL	$5,516,675	$879,321,231	—	$884,837,906

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (79.8%)
AUSTRIA — (2.5%)
Andritz AG	116,739	$7,147,662	0.4%
Other Securities		47,944,956	2.7%

TOTAL AUSTRIA		55,092,618	3.1%

BELGIUM — (3.5%)
Bekaert SA	56,385	10,081,272	0.6%
D’Ieteren SA	12,852	6,020,251	0.3%
Other Securities		60,678,302	3.4%

TOTAL BELGIUM		76,779,825	4.3%

DENMARK — (2.4%)
Other Securities		53,532,825	3.0%

FINLAND — (6.5%)
#KCI Konecranes Oyj	232,703	7,470,867	0.4%
#Metso Corp. Oyj	206,460	7,964,260	0.5%
*M-Real Oyj Series B	3,525,955	12,251,527	0.7%
#Nokian Renkaat Oyj	325,926	7,661,297	0.4%
Other Securities		108,340,211	6.1%

TOTAL FINLAND		143,688,162	8.1%

FRANCE — (10.7%)
Arkema SA	199,362	8,316,785	0.5%
*Atos Origin SA	143,571	7,275,071	0.4%
#Bourbon SA	155,755	6,747,054	0.4%
*Compagnie Generale de Geophysique-Veritas SA	219,970	6,622,483	0.4%
*Gemalto NV	149,247	6,652,952	0.4%
Havas SA	1,165,955	6,244,766	0.3%
Nexans SA	92,377	7,282,145	0.4%
SEB SA	87,918	6,686,682	0.4%
Societe BIC SA	84,787	6,591,662	0.4%
*Valeo SA	232,962	7,792,093	0.4%
Other Securities		165,053,841	9.2%

TOTAL FRANCE		235,265,534	13.2%

GERMANY — (11.6%)
*Aareal Bank AG	492,663	10,749,514	0.6%
#Aixtron AG	259,027	8,183,192	0.5%
Aurubis AG	144,707	7,327,699	0.4%
Bilfinger Berger AG	162,980	10,808,808	0.6%
#Lanxess AG	218,704	10,328,223	0.6%
MTU Aero Engines Holding AG	163,223	8,948,890	0.5%
Rheinmetall AG	107,359	7,473,083	0.4%
Rhoen-Klinikum AG	379,608	9,758,046	0.5%
#*SGL Carbon SE	217,830	7,062,079	0.4%
#Software AG	70,053	8,018,342	0.5%
Stada Arzneimittel AG	173,213	6,791,594	0.4%
Wincor Nixdorf AG	112,151	7,627,473	0.4%
Other Securities		152,976,235	8.6%

TOTAL GERMANY		256,053,178	14.4%

GREECE — (2.2%)
Other Securities		49,026,184	2.7%

IRELAND — (2.4%)
DCC P.L.C.	308,989	8,252,891	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (Continued)
*Dragon Oil P.L.C.	1,347,570	$9,949,190	0.6%
Paddy Power P.L.C.	180,573	6,347,171	0.3%
Other Securities		28,513,507	1.6%

TOTAL IRELAND		53,062,759	3.0%

ITALY — (6.6%)
Other Securities		143,965,536	8.1%

NETHERLANDS — (4.9%)
Imtech NV	240,919	7,597,862	0.4%
Koninklijke Boskalis Westminster NV	133,054	6,001,579	0.3%
Nutreco Holding NV	136,273	8,526,171	0.5%
Other Securities		85,008,577	4.8%

TOTAL NETHERLANDS		107,134,189	6.0%

NORWAY — (3.6%)
#*TGS Nopec Geophysical Co. ASA	404,241	7,747,472	0.5%
Other Securities		71,749,044	4.0%

TOTAL NORWAY		79,496,516	4.5%

PORTUGAL — (1.0%)
Other Securities		22,745,625	1.3%

SPAIN — (4.5%)
#Ebro Puleva SA	312,280	5,815,276	0.3%
Other Securities		93,160,881	5.2%

TOTAL SPAIN		98,976,157	5.5%

SWEDEN — (6.3%)
#Boliden AB	497,124	6,839,672	0.4%
#Elekta AB Series B	302,500	7,855,659	0.4%
Modern Times Group AB Series B	107,750	6,561,146	0.4%
*Trelleborg AB Series B	878,565	6,356,388	0.3%
Other Securities		110,036,538	6.2%

TOTAL SWEDEN		137,649,403	7.7%

SWITZERLAND — (10.9%)
Aryzta AG	265,691	10,151,959	0.6%
*Bank Sarasin & Cie AG Series B	172,644	6,715,373	0.4%
*Clariant AG	756,817	10,441,951	0.6%
#Galenica Holding AG	15,281	5,942,441	0.3%
#*Logitech International SA	376,693	6,149,652	0.3%
PSP Swiss Property AG	141,111	8,398,369	0.5%
Sika AG	4,203	7,465,288	0.4%
Swiss Prime Site AG	163,073	9,643,069	0.5%
#Valiant Holding AG	33,293	6,330,913	0.4%
Other Securities		169,140,498	9.5%

TOTAL SWITZERLAND		240,379,513	13.5%

UNITED KINGDOM — (0.2%)
Other Securities		4,524,669	0.2%

TOTAL COMMON STOCKS		1,757,372,693	98.6%

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Other Securities		1,894,634	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BELGIUM — (0.0%)
Other Securities		$453	0.0%

FRANCE — (0.0%)
Other Securities		226,828	0.0%

ITALY — (0.0%)
Other Securities		11,386	0.0%

SPAIN — (0.0%)
Other Securities		7,659	0.0%

SWEDEN — (0.0%)
Other Securities		70,891	0.0%

SWITZERLAND — (0.0%)
Other Securities		23,702	0.0%

TOTAL RIGHTS/WARRANTS		340,919	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $25,045,000 FHLMC 6.50%, 09/01/37, valued at $12,794,553) to be repurchased at $12,605,200	$12,605	12,605,000	0.7%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund	428,637,743	428,637,743	24.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $296,485) to be repurchased at $290,677	$291	290,672	0.0%

TOTAL SECURITIES LENDING COLLATERAL		428,928,415	24.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,976,947,922)		$2,201,141,661	123.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$196,925	$54,895,693	—	$55,092,618
Belgium	229,798	76,550,027	—	76,779,825
Denmark	122,467	53,410,358	—	53,532,825
Finland	1,312,997	142,375,165	—	143,688,162
France	537,962	234,727,572	—	235,265,534
Germany	78,693	255,974,485	—	256,053,178
Greece	337,462	48,688,722	—	49,026,184
Ireland	—	53,062,759	—	53,062,759
Italy	—	143,965,536	—	143,965,536
Netherlands	961,586	106,172,603	—	107,134,189
Norway	32,438	79,464,078	—	79,496,516
Portugal	234,934	22,510,691	—	22,745,625
Spain	—	98,976,157	—	98,976,157
Sweden	1,027,633	136,621,770	—	137,649,403
Switzerland	3,155,156	237,224,357	—	240,379,513
United Kingdom	1,048,251	3,476,418	—	4,524,669
Preferred Stocks
Switzerland	1,894,634	—	—	1,894,634
Rights/Warrants
Austria	—	—	—	—
Belgium	453	—	—	453
France	226,760	68	—	226,828
Italy	11,386	—	—	11,386
Spain	7,659	—	—	7,659
Sweden	—	70,891	—	70,891
Switzerland	23,702	—	—	23,702
Temporary Cash Investments	—	12,605,000	—	12,605,000
Securities Lending Collateral	—	428,928,415	—	428,928,415

TOTAL	$11,440,896	$2,189,700,765	—	$2,201,141,661

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.9%)
Consumer Discretionary — (12.0%)
Astral Media, Inc. Class A	186,347	$6,475,733	1.3%
Corus Entertainment, Inc. Class B	278,300	5,602,712	1.1%
Dorel Industries, Inc. Class B	107,500	3,806,630	0.8%
#*Gildan Activewear, Inc.	246,010	7,139,570	1.4%
Groupe Aeroplan, Inc.	485,521	5,305,457	1.1%
#Linamar Corp.	179,780	3,606,927	0.7%
Quebecor, Inc. Class B	159,493	5,674,421	1.1%
Reitmans Canada, Ltd. Class A	193,400	3,583,174	0.7%
*RONA, Inc.	426,885	7,291,253	1.4%
Other Securities		21,801,179	4.3%

Total Consumer Discretionary		70,287,056	13.9%

Consumer Staples — (2.0%)
*Cott Corp.	512,400	4,287,655	0.9%
Other Securities		7,248,375	1.4%

Total Consumer Staples		11,536,030	2.3%

Energy — (15.8%)
#*Bankers Petroleum, Ltd.	685,432	6,045,945	1.2%
*Crew Energy, Inc.	250,936	4,508,350	0.9%
#Nuvista Energy, Ltd.	274,221	3,296,159	0.6%
Progress Energy Resources Corp.	385,252	4,615,591	0.9%
ShawCor, Ltd.	209,500	5,981,000	1.2%
Trican Well Service, Ltd.	391,971	4,977,777	1.0%
#*Uranium One, Inc.	1,819,900	4,604,394	0.9%
Other Securities		58,527,620	11.6%

Total Energy		92,556,836	18.3%

Financials — (6.1%)
#AGF Management, Ltd. Class B	348,279	5,962,366	1.2%
#Canadian Western Bank	226,200	5,342,132	1.0%
Home Capital Group, Inc.	113,700	5,316,745	1.0%
Laurentian Bank of Canada	92,400	4,013,278	0.8%
Other Securities		15,059,523	3.0%

Total Financials		35,694,044	7.0%

Health Care — (4.2%)
Biovail Corp.	329,038	5,581,143	1.1%
#*MDS, Inc.	464,108	4,148,553	0.8%
*SXC Health Solutions Corp.	84,161	5,851,832	1.2%
Other Securities		9,140,905	1.8%

Total Health Care		24,722,433	4.9%

Industrials — (6.7%)
#Russel Metals, Inc.	229,900	4,825,229	0.9%
*Stantec, Inc.	156,600	3,985,145	0.8%
Toromont Industries, Ltd.	214,900	6,006,114	1.2%
Other Securities		24,735,169	4.9%

Total Industrials		39,551,657	7.8%

Information Technology — (5.5%)
*Celestica, Inc.	797,607	7,867,712	1.6%
*MacDonald Dettweiler & Associates, Ltd.	129,900	5,175,284	1.0%
*Open Text Corp.	135,242	5,728,946	1.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Other Securities		$13,487,537	2.7%

Total Information Technology		32,259,479	6.4%

Materials — (32.8%)
*Alamos Gold, Inc.	347,100	5,156,270	1.0%
*Canfor Corp.	330,690	3,392,193	0.7%
*Consolidated Thompson Iron Mines, Ltd.	454,936	3,869,509	0.8%
*Equinox Minerals, Ltd.	1,678,290	6,641,786	1.3%
*Euro Goldfields, Ltd.	521,060	3,811,258	0.7%
*Golden Star Resources, Ltd.	855,400	3,882,058	0.8%
*HudBay Minerals, Inc.	477,851	6,077,806	1.2%
*Lundin Mining Corp.	1,147,100	5,409,145	1.1%
Methanex Corp.	359,200	8,355,873	1.6%
*New Gold, Inc.	908,262	5,320,101	1.0%
#*Osisko Mining Corp.	685,640	7,255,985	1.4%
Pan Amer Silver Corp.	220,900	5,865,006	1.2%
#*Quadra Mining, Ltd.	260,350	3,952,153	0.8%
*SEMAFO, Inc.	689,365	4,397,603	0.9%
Sherritt International Corp.	706,329	5,493,206	1.1%
*Silver Standard Resources, Inc.	229,462	4,714,385	0.9%
#Silvercorp Metals, Inc.	482,000	3,952,609	0.8%
#*Taseko Mines, Ltd.	649,000	3,686,484	0.7%
#*Thompson Creek Metals Co., Inc.	474,700	6,079,786	1.2%
West Fraser Timber Co., Ltd.	123,716	5,358,834	1.1%
Other Securities		89,958,885	17.8%

Total Materials		192,630,935	38.1%

Telecommunication Services — (0.2%)
Other Securities		1,384,165	0.3%

Utilities — (0.6%)
Other Securities		3,455,638	0.7%

TOTAL COMMON STOCKS		504,078,273	99.7%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,120,000 FHLMC 5.00%, 10/15/24, valued at $1,202,600) to be repurchased at $1,180,019	$1,180	1,180,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund	80,305,118	80,305,118	15.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10, (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $971,753) to be repurchased at $952,714	$953	952,699	0.2%

TOTAL SECURITIES LENDING COLLATERAL		81,257,817	16.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $600,757,081)	$586,516,090	116.0%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$70,287,056	—	—	$70,287,056
Consumer Staples	11,536,030	—	—	11,536,030
Energy	92,556,836	—	—	92,556,836
Financials	35,694,044	—	—	35,694,044
Health Care	24,722,433	—	—	24,722,433
Industrials	39,551,657	—	—	39,551,657
Information Technology	32,259,332	$147	—	32,259,479
Materials	192,630,935	—	—	192,630,935
Telecommunication Services	1,384,165	—	—	1,384,165
Utilities	3,455,638	—	—	3,455,638
Temporary Cash Investments	—	1,180,000	—	1,180,000
Securities Lending Collateral	—	81,257,817	—	81,257,817

TOTAL	$504,078,126	$82,437,964	—	$586,516,090

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
ARGENTINA — (0.1%)
Other Securities		$1,721,656	0.1%

BRAZIL — (3.3%)
Companhia Siderurgica Nacional SA	734,552	13,733,893	0.6%
Petroleo Brasilerio SA ADR	868,746	36,860,893	1.6%
Other Securities		30,077,170	1.3%

TOTAL BRAZIL		80,671,956	3.5%

CHILE — (1.5%)
Other Securities		37,770,574	1.7%

CHINA — (9.2%)
Bank of China, Ltd.	36,691,000	18,887,982	0.8%
China Construction Bank Corp.	21,737,000	17,679,518	0.8%
#China Life Insurance Co., Ltd. ADR	250,705	16,945,151	0.7%
China Mobile, Ltd. Sponsored ADR	696,697	34,068,483	1.5%
#CNOOC, Ltd. ADR	67,956	11,954,820	0.5%
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,848,598	1.1%
PetroChina Co., Ltd. ADR	115,210	13,264,127	0.6%
Tencent Holdings, Ltd.	700,600	14,470,766	0.6%
Other Securities		77,309,097	3.4%

TOTAL CHINA		229,428,542	10.0%

CZECH REPUBLIC — (0.9%)
CEZ A.S.	279,544	13,404,286	0.6%
Other Securities		7,489,643	0.3%

TOTAL CZECH REPUBLIC		20,893,929	0.9%

HUNGARY — (1.3%)
#*OTP Bank NYRT	473,736	16,652,516	0.7%
Other Securities		16,368,600	0.7%

TOTAL HUNGARY		33,021,116	1.4%

INDIA — (10.9%)
HDFC Bank, Ltd.	386,733	17,145,011	0.7%
Infosys Technologies, Ltd.	449,681	27,426,840	1.2%
#Infosys Technologies, Ltd. Sponsored ADR	233,496	13,981,740	0.6%
Reliance Industries, Ltd.	1,958,609	45,244,268	2.0%
Tata Consultancy Services, Ltd.	756,974	12,986,852	0.6%
Other Securities		153,802,995	6.7%

TOTAL INDIA		270,587,706	11.8%

INDONESIA — (2.4%)
PT Astra International Tbk	2,890,061	14,934,573	0.7%
PT Telekomunikasi Indonesia Tbk	14,011,140	12,095,770	0.5%
Other Securities		33,532,822	1.5%

TOTAL INDONESIA		60,563,165	2.7%

ISRAEL — (1.5%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	423,625	24,879,496	1.1%
Other Securities		12,923,591	0.6%

TOTAL ISRAEL		37,803,087	1.7%

MALAYSIA — (4.5%)
CIMB Group Holdings Berhad	2,785,627	12,334,742	0.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (Continued)
Other Securities		$99,758,768	4.4%

TOTAL MALAYSIA		112,093,510	4.9%

MEXICO — (6.6%)
#America Movil S.A.B. de C.V. Series L	17,737,259	45,638,804	2.0%
#Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,754,618	0.5%
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,745,360	20,456,567	0.9%
Other Securities		87,246,332	3.8%

TOTAL MEXICO		164,096,321	7.2%

PHILIPPINES — (0.5%)
Other Securities		12,385,583	0.5%

POLAND — (1.3%)
Other Securities		32,992,799	1.4%

RUSSIA — (3.8%)
*Gazprom OAO Sponsored ADR	1,525,390	35,017,180	1.5%
*Lukoil OAO Sponsored ADR	330,511	18,590,951	0.8%
Other Securities		41,167,583	1.8%

TOTAL RUSSIA		94,775,714	4.1%

SOUTH AFRICA — (8.1%)
*Anglo American Platinum Corp., Ltd.	103,642	11,301,790	0.5%
Impala Platinum Holdings, Ltd.	478,692	13,424,808	0.6%
*MTN Group, Ltd.	1,659,950	24,217,399	1.0%
Naspers, Ltd. Series N	324,237	13,057,043	0.6%
Sasol, Ltd. Sponsored ADR	1,065,717	43,321,396	1.9%
Standard Bank Group, Ltd.	861,864	13,104,398	0.6%
Other Securities		81,769,338	3.6%

TOTAL SOUTH AFRICA		200,196,172	8.8%

SOUTH KOREA — (12.7%)
#Hyundai Heavy Industries Co., Ltd.	47,395	10,726,806	0.5%
#Hyundai Motor Co., Ltd.	95,919	11,697,991	0.5%
POSCO	46,060	20,654,841	0.9%
Samsung Electronics Co., Ltd.	97,139	73,858,555	3.2%
Samsung Electronics Co., Ltd. GDR	49,372	18,856,946	0.8%
Other Securities		179,110,260	7.9%

TOTAL SOUTH KOREA		314,905,399	13.8%

TAIWAN — (10.4%)
Formosa Chemicals & Fiber Co., Ltd.	4,298,445	10,839,166	0.5%
Formosa Plastics Corp.	5,051,648	11,222,961	0.5%
Hon Hai Precision Industry Co., Ltd.	4,590,176	21,548,710	0.9%
#Media Tek, Inc.	735,527	12,453,974	0.5%
Nan Ya Plastic Corp.	7,084,564	14,853,387	0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,813,226	1.9%
Other Securities		142,354,282	6.2%

TOTAL TAIWAN		257,085,706	11.2%

THAILAND — (1.5%)
Other Securities		37,775,641	1.7%

TURKEY — (2.2%)
Turkiye Garanti Bankasi A.S.	2,842,585	13,770,993	0.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (Continued)
Other Securities		$40,353,802	1.8%

TOTAL TURKEY		54,124,795	2.4%

TOTAL COMMON STOCKS		2,052,893,371	89.8%

PREFERRED STOCKS — (8.8%)
BRAZIL — (8.8%)
Banco Bradesco SA	1,440,120	26,470,205	1.2%
Companhia de Bebidas das Americas Preferred ADR	151,600	14,826,480	0.6%
Gerdau SA	756,268	12,425,724	0.5%
Itau Unibanco Holding SA	1,765,755	38,276,225	1.7%
Petroleo Brasilerio SA ADR	1,206,109	45,759,775	2.0%
Vale SA Series A	1,412,691	37,904,737	1.7%
Other Securities		43,261,900	1.9%

TOTAL BRAZIL		218,925,046	9.6%

TOTAL PREFERRED STOCKS		218,925,046	9.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		2,502	0.0%

MALAYSIA — (0.0%)
Other Securities		7,590	0.0%

TOTAL RIGHTS/WARRANTS		10,092	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,390,000 FNMA 1.213%(v), 11/25/39, valued at $5,499,642) to be repurchased at $5,416,086	$5,416	5,416,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	205,297,070	205,297,070	9.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $174,219) to be repurchased at $171,994	$172	171,991	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,343,542) to be repurchased at $1,317,219	1,317	1,317,198	0.1%

TOTAL SECURITIES LENDING COLLATERAL		206,786,259	9.1%

THE EMERGING MARKETS SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,281,019,294)	$2,484,030,768	108.7%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,721,656	—	—	$1,721,656
Brazil	80,671,956	—	—	80,671,956
Chile	37,770,574	—	—	37,770,574
China	85,209,043	$144,219,499	—	229,428,542
Czech Republic	—	20,893,929	—	20,893,929
Hungary	—	33,021,116	—	33,021,116
India	21,770,824	248,816,882	—	270,587,706
Indonesia	—	60,563,165	—	60,563,165
Israel	24,879,496	12,923,591	—	37,803,087
Malaysia	—	112,093,510	—	112,093,510
Mexico	164,088,501	7,820	—	164,096,321
Philippines	—	12,385,583	—	12,385,583
Poland	—	32,992,799	—	32,992,799
Russia	—	94,775,714	—	94,775,714
South Africa	60,558,996	139,637,176	—	200,196,172
South Korea	4,138,431	310,766,968	—	314,905,399
Taiwan	7,067,247	250,018,459	—	257,085,706
Thailand	37,775,641	—	—	37,775,641
Turkey	3	54,124,792	—	54,124,795
Preferred Stocks
Brazil	218,925,046	—	—	218,925,046
Rights/Warrants
Brazil	—	—	—	—
China	—	2,502	—	2,502
Malaysia	—	7,590	—	7,590
Temporary Cash Investments	—	5,416,000	—	5,416,000
Securities Lending Collateral	—	206,786,259	—	206,786,259

TOTAL	$744,577,414	$1,739,453,354	—	$2,484,030,768

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.8%)
ARGENTINA — (0.0%)
Other Securities		$—	0.0%

BRAZIL — (6.7%)
Diagnosticos Da America SA	507,200	4,382,652	0.3%
Duratex SA	624,462	5,690,481	0.4%
Lojas Renner SA	273,700	6,786,406	0.5%
*Magnesita Refratarios SA	538,604	3,947,542	0.3%
*PDG Realty SA Empreendimentos e Participacoes	448,000	4,072,142	0.3%
Totvs SA	49,764	3,421,141	0.2%
Other Securities		78,501,135	5.4%

TOTAL BRAZIL		106,801,499	7.4%

CHILE — (2.4%)
*Empresas La Polar SA	745,043	4,328,557	0.3%
Other Securities		33,893,619	2.4%

TOTAL CHILE		38,222,176	2.7%

CHINA — (10.7%)
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	4,283,054	0.3%
China Travel International Investment Hong Kong, Ltd.	13,617,900	3,361,995	0.2%
China Yurun Food Group, Ltd.	2,013,000	6,142,667	0.4%
#Hopson Development Holdings, Ltd.	3,476,000	4,496,380	0.3%
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,674,104	0.3%
#*Semiconductor Manufacturing International Corp.	93,483,000	10,043,597	0.7%
Shenzhen International Holdings, Ltd.	42,344,300	3,177,793	0.2%
#Skyworth Digital Holdings, Ltd.	6,543,562	5,896,623	0.4%
Xinao Gas Holdings, Ltd.	2,178,000	6,586,811	0.5%
Other Securities		123,149,792	8.5%

TOTAL CHINA		170,812,816	11.8%

HUNGARY — (0.2%)
Other Securities		3,370,093	0.2%

INDIA — (11.5%)
*LIC Housing Finance, Ltd.	148,431	3,180,953	0.2%
Shriram Transport Finance Co., Ltd.	260,052	3,295,294	0.2%
Other Securities		175,843,672	12.2%

TOTAL INDIA		182,319,919	12.6%

INDONESIA — (3.7%)
*PT Bank Pan Indonesia Tbk	26,324,875	3,674,635	0.3%
PT Kalbe Farma Tbk	14,904,238	3,396,957	0.2%
Other Securities		51,151,477	3.5%

TOTAL INDONESIA		58,223,069	4.0%

ISRAEL — (2.0%)
Other Securities		31,215,231	2.2%

MALAYSIA — (5.1%)
Other Securities		80,426,196	5.6%

MEXICO — (4.8%)
#Banco Compartamos S.A. de C.V.	612,400	3,464,327	0.2%
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	4,211,797	0.3%
Embotelladora Arca S.A.B. de C.V.	1,909,100	7,210,148	0.5%
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	7,204,396	0.5%
#*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,458,750	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Grupo Continental S.A.B. de C.V.	3,051,159	$8,153,110	0.6%
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,925,655	0.3%
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,725,693	0.3%
Other Securities		33,882,438	2.4%

TOTAL MEXICO		76,236,314	5.3%

PHILIPPINES — (1.5%)
Other Securities		23,671,413	1.6%

POLAND — (2.5%)
Other Securities		40,592,721	2.8%

SOUTH AFRICA — (8.5%)
Aveng, Ltd.	981,591	4,923,931	0.3%
Barloworld, Ltd.	579,959	3,845,104	0.3%
Clicks Group, Ltd.	918,874	3,820,612	0.3%
Foschini, Ltd.	521,461	4,791,088	0.3%
Grindrod, Ltd.	1,607,864	3,554,135	0.3%
Imperial Holdings, Ltd.	422,517	5,653,970	0.4%
JD Group, Ltd.	1,023,857	6,169,700	0.4%
*Metropolitan Holdings, Ltd.	2,025,393	4,572,929	0.3%
Mr. Price Group, Ltd.	693,186	3,937,835	0.3%
Nampak, Ltd.	1,326,125	3,258,267	0.2%
Reunert, Ltd.	594,843	4,626,510	0.3%
Spar Group, Ltd. (The)	559,850	5,794,753	0.4%
*Tongaat-Hulett, Ltd.	625,434	8,746,246	0.6%
Woolworths Holdings, Ltd.	1,831,592	5,673,980	0.4%
Other Securities		65,875,261	4.6%

TOTAL SOUTH AFRICA		135,244,321	9.4%

SOUTH KOREA — (10.8%)
Daegu Bank Co., Ltd.	298,043	3,939,322	0.3%
Yuhan Corp.	22,842	3,298,891	0.2%
Other Securities		164,597,635	11.4%

TOTAL SOUTH KOREA		171,835,848	11.9%

TAIWAN — (11.1%)
Other Securities		177,326,860	12.3%

THAILAND — (2.3%)
Other Securities		37,094,784	2.6%

TURKEY — (3.0%)
Other Securities		47,265,571	3.3%

TOTAL COMMON STOCKS		1,380,658,831	95.7%

PREFERRED STOCKS — (3.4%)
BRAZIL — (3.4%)
#*Braskem SA Preferred A Sponsored ADR	301,000	4,289,250	0.3%
Eletropaulo Metropolita SA Preferred A	184,200	4,069,196	0.3%
Klabin SA	1,412,700	4,413,037	0.3%
*Net Servicos de Comunicacao SA	400,902	4,734,945	0.3%
Suzano Papel e Celullose SA	390,634	4,982,227	0.4%
Ultrapar Participacoes SA	153,240	7,224,518	0.5%
Other Securities		23,277,108	1.6%

TOTAL BRAZIL		52,990,281	3.7%

INDIA — (0.0%)
Other Securities		42,052	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (0.0%)
Other Securities		$19,449	0.0%

TOTAL PREFERRED STOCKS		53,051,782	3.7%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		19	0.0%

CHINA — (0.0%)
Other Securities		1,866	0.0%

HONG KONG — (0.0%)
Other Securities		22,388	0.0%

INDIA — (0.0%)
Other Securities		47,732	0.0%

INDONESIA — (0.0%)
Other Securities		17,063	0.0%

ISRAEL — (0.0%)
Other Securities		2,127	0.0%

MALAYSIA — (0.0%)
Other Securities		10,695	0.0%

SOUTH KOREA — (0.0%)
Other Securities		33,573	0.0%

THAILAND — (0.0%)
Other Securities		77,832	0.0%

TOTAL RIGHTS/WARRANTS		213,295	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $17,955,000 FHLMC 5.00%, 10/15/19, valued at $19,234,294) to be repurchased at $18,949,300	$18,949	18,949,000	1.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	135,269,420	135,269,420	9.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,989,823) to be repurchased at $1,950,838	$1,951	1,950,807	0.1%

TOTAL SECURITIES LENDING COLLATERAL		137,220,227	9.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,161,079,340)		$1,590,093,135	110.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	—	—	—
Brazil	$106,801,499	—	—	$106,801,499
Chile	38,222,176	—	—	38,222,176
China	2,546,875	$168,265,941	—	170,812,816
Hungary	—	3,370,093	—	3,370,093
India	1,182,573	181,137,346	—	182,319,919
Indonesia	1,452,549	56,770,520	—	58,223,069
Israel	330,232	30,884,999	—	31,215,231
Malaysia	144,575	80,281,621	—	80,426,196
Mexico	76,180,035	56,279	—	76,236,314
Philippines	67,604	23,603,809	—	23,671,413
Poland	—	40,592,721	—	40,592,721
South Africa	314,390	134,929,931	—	135,244,321
South Korea	1,418,419	170,417,429	—	171,835,848
Taiwan	493,993	176,832,867	—	177,326,860
Thailand	36,793,623	301,161	—	37,094,784
Turkey	2,219,173	45,046,398	—	47,265,571
Preferred Stocks
Brazil	52,955,201	35,080	—	52,990,281
India	—	42,052	—	42,052
Malaysia	19,449	—	—	19,449
Rights/Warrants
Brazil	19	—	—	19
China	—	1,866	—	1,866
Hong Kong	—	22,388	—	22,388
India	—	47,732	—	47,732
Indonesia	17,063	—	—	17,063
Israel	—	2,127	—	2,127
Malaysia	10,695	—	—	10,695
South Korea	25,960	7,613	—	33,573
Thailand	77,832	—	—	77,832
Temporary Cash Investments	—	18,949,000	—	18,949,000
Securities Lending Collateral	—	137,220,227	—	137,220,227

TOTAL	$321,273,935	$1,268,819,200	—	$1,590,093,135

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series
ASSETS:
Investments at Value (including $764,728, $1,122,925, $158,416 and $123,916 of securities on loan, respectively)	$9,040,758	$6,579,404	$1,232,258	$807,969
Temporary Cash Investments at Value & Cost	13,526	14,719	2,134	7,990
Collateral Received from Securities on Loan at Value & Cost	810,261	1,227,844	167,218	141,123
Foreign Currencies at Value	—	13,795	1,468	1,543
Cash	1,528	16	16	16
Receivables:
Investment Securities Sold	29,264	24,493	—	9
Dividends, Interest and Tax Reclaims	6,408	29,850	11,243	1,096
Securities Lending Income	124	1,294	213	171
Fund Shares Sold	466	8,650	22	3,173
Unrealized Gain on Foreign Currency Contracts	—	2	—	—
Prepaid Expenses and Other Assets	18	17	2	2

Total Assets	9,902,353	7,900,084	1,414,574	963,092

LIABILITIES:
Payables:
Upon Return of Securities Loaned	810,261	1,227,844	167,218	141,123
Investment Securities Purchased	24,241	37,337	746	6,231
Fund Shares Redeemed	546	2,343	—	—
Due to Advisor	760	1,141	103	68
Unrealized Loss on Foreign Currency Contracts	—	—	—	2
Accrued Expenses and Other Liabilities	430	327	36	10

Total Liabilities	836,238	1,268,992	168,103	147,434

NET ASSETS	$9,066,115	$6,631,092	$1,246,471	$815,658

Investments at Cost	$6,625,645	$5,098,072	$1,360,227	$671,677

Foreign Currencies at Cost	$—	$13,784	$1,474	$1,531

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
ASSETS:
Investments at Value (including $23,174, $389,187, $76,887, $216,812 and $120,175 of securities on loan, respectively)	$856,905	$1,759,609	$504,078	$2,271,829	$1,433,924
Temporary Cash Investments at Value & Cost	3,405	12,605	1,180	5,416	18,949
Collateral Received from Securities on Loan at Value & Cost	24,528	428,928	81,258	206,786	137,220
Foreign Currencies at Value	57	5,905	66	2,600	5,215
Cash	16	15	15	28	7,827
Receivables:
Investment Securities Sold	1,375	19	—	5,137	7,504
Dividends, Interest and Tax Reclaims	3,824	4,966	178	5,810	3,690
Securities Lending Income	13	716	86	171	182
Fund Shares Sold	2,000	5,174	—	2,585	1,995
Unrealized Gain on Foreign Currency Contracts	—	13	—	—	—
Prepaid Expenses and Other Assets	2	4	1	7	4

Total Assets	892,125	2,217,954	586,862	2,500,369	1,616,510

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,528	428,928	81,258	206,786	137,220
Investment Securities Purchased	—	6,741	—	3,498	34,130
Fund Shares Redeemed	—	—	—	1,202	—
Due to Advisor	72	151	42	194	237
Unrealized Loss on Foreign Currency Contracts	—	—	—	1	2
Deferred Thailand Capital Gains Tax	—	—	—	2,818	1,304
Accrued Expenses and Other Liabilities	41	77	16	180	61

Total Liabilities	24,641	435,897	81,316	214,679	172,954

NET ASSETS	$867,484	$1,782,057	$505,546	$2,285,690	$1,443,556

Investments at Cost	$843,893	$1,535,415	$518,319	$1,068,817	$1,004,910

Foreign Currencies at Cost	$57	$5,662	$66	$2,565	$5,221

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $7,240, $953 and $216, respectively)	$69,221	$73,366	$12,683	$9,502
Interest	23	20	1	4
Income from Securities Lending	2,477	3,155	1,398	1,054

Total Investment Income	71,721	76,541	14,082	10,560

Expenses
Investment Advisory Services Fees	4,170	6,492	582	369
Accounting & Transfer Agent Fees	413	327	69	48
Custodian Fees	37	373	85	133
Shareholders’ Reports	31	24	5	2
Directors’/Trustees’ Fees & Expenses	47	37	7	4
Professional Fees	113	86	19	10
Other	44	51	11	4

Total Expenses	4,855	7,390	778	570

Net Investment Income (Loss)	66,866	69,151	13,304	9,990

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	124,884	(20,408)	13,980
Foreign Currency Transactions	—	(1,586)	104	4
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	85,507	87,069	68,626
Translation of Foreign Currency Denominated Amounts	—	(272)	(215)	(69)

Net Realized and Unrealized Gain (Loss)	1,650,101	208,533	66,550	82,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,716,967	$277,684	$79,854	$92,531

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $50, $2,396, $350, $2,044 and $991, respectively)	$11,036	$14,503	$2,021	$19,658	$11,170
Interest	2	6	2	3	2
Income from Securities Lending	76	2,209	512	919	1,051

Total Investment Income	11,114	16,718	2,535	20,580	12,223

Expenses
Investment Advisory Services Fees	400	851	221	1,126	1,293
Accounting & Transfer Agent Fees	51	95	34	122	75
Custodian Fees	26	160	34	600	464
Shareholders’ Reports	3	6	1	8	4
Directors’/Trustees’ Fees & Expenses	4	10	2	13	7
Professional Fees	10	21	5	46	30
Other	6	12	2	22	9

Total Expenses	500	1,155	299	1,937	1,882

Net Investment Income (Loss)	10,614	15,563	2,236	18,643	10,341

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(7,362)	13,048	(275)	115,427	82,786
Foreign Currency Transactions	(142)	(201)	23	419	32
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,645	56,916	111,693	168,073	135,655
Translation of Foreign Currency Denominated Amounts	(33)	(128)	(12)	(34)	(138)
Change in Deferred Thailand Capital Gains Tax	—	—	—	(664)	(359)

Net Realized and Unrealized Gain (Loss)	63,108	69,635	111,429	283,221	217,976

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,722	$85,198	$113,665	$301,864	$228,317

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$66,866	$155,080	$69,151	$161,170	$13,304	$23,685
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	(122,113)	124,884	63,984	(20,408)	(27,421)
Futures	—	7,204	—	(1,125)	—	1,131
Foreign Currency Transactions	—	—	(1,586)	3,828	104	2,027
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	1,161,370	85,507	1,395,836	87,069	227,157
Futures	—	(29)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(272)	240	(215)	(641)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,716,967	1,201,512	277,684	1,623,933	79,854	225,938

Transactions in Interest:
Contributions	200,582	734,173	351,725	449,410	8,728	37,597
Withdrawals	(359,834)	(1,166,648)	(190,281)	(581,716)	(25,147)	(143,463)

Net Increase (Decrease) from Transactions in Interest	(159,252)	(432,475)	161,444	(132,306)	(16,419)	(105,866)

Total Increase (Decrease) in Net Assets	1,557,715	769,037	439,128	1,491,627	63,435	120,072
Net Assets
Beginning of Period	7,508,400	6,739,363	6,191,964	4,700,337	1,183,036	1,062,964

End of Period	$9,066,115	$7,508,400	$6,631,092	$6,191,964	$1,246,471	$1,183,036

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,990	$19,547	$10,614	$23,533	$15,563	$36,091
Net Realized Gain (Loss) on:
Investment Securities Sold	13,980	(32,245)	(7,362)	(34,448)	13,048	(13,321)
Futures	—	(432)	—	534	—	(476)
Foreign Currency Transactions	4	146	(142)	(50)	(201)	(549)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	68,626	330,580	70,645	234,459	56,916	468,759
Futures	—	(3)	—	(1)	—	(9)
Translation of Foreign Currency Denominated Amounts	(69)	209	(33)	(199)	(128)	305

Net Increase (Decrease) in Net Assets Resulting from Operations	92,531	317,802	73,722	223,828	85,198	490,800

Transactions in Interest:
Contributions	55,288	21,607	25,966	26,861	87,877	118,904
Withdrawals	(13,158)	(99,649)	(2,676)	(35,607)	(21,910)	(90,397)

Net Increase (Decrease) from Transactions in Interest	42,130	(78,042)	23,290	(8,746)	65,967	28,507

Total Increase (Decrease) in Net Assets	134,661	239,760	97,012	215,082	151,165	519,307
Net Assets
Beginning of Period	680,997	441,237	770,472	555,390	1,630,892	1,111,585

End of Period	$815,658	$680,997	$867,484	$770,472	$1,782,057	$1,630,892

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian Small Company Series		The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,236	$3,432	$18,643	$43,700	$10,341	$20,144
Net Realized Gain (Loss) on:
Investment Securities Sold	(275)	(38,817)	115,427	40,421	82,786	(13,070)
Futures	—	(322)	—	(2,920)	—	(181)
Foreign Currency Transactions	23	(182)	419	(24)	32	(182)
In-Kind Redemptions	—	—	—	17,805 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	111,693	159,928	168,073	642,058	135,655	535,144
Futures	—	—	—	(32)	—	(10)
Translation of Foreign Currency Denominated Amounts	(12)	19	(34)	210	(138)	185
Change in Deferred Thailand Capital Gains Tax	—	—	(664)	(1,366)	(359)	(786)

Net Increase (Decrease) in Net Assets Resulting from Operations	113,665	124,058	301,864	739,852	228,317	541,244

Transactions in Interest:
Contributions	26,700	37,000	62,327	162,102	149,243	168,060
Withdrawals	—	(28,750)	(187,817)	(417,162)*	(101,977)	(107,710)

Net Increase (Decrease) from Transactions in Interest	26,700	8,250	(125,490)	(255,060)	47,266	60,350

Total Increase (Decrease) in Net Assets	140,365	132,308	176,374	484,792	275,583	601,594
Net Assets
Beginning of Period	365,181	232,873	2,109,316	1,624,524	1,167,973	566,379

End of Period	$505,546	$365,181	$2,285,690	$2,109,316	$1,443,556	$1,167,973

 *  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	23.01	%(C)	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%

Net Assets, End of Period (thousands)	$9,066,115		$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	15	%(C)	29%	19	%(C)	9%	13%	9%	7%

	The DFA International Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	6.92	%(C)	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%

Net Assets, End of Period (thousands)	$1,246,471		$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.30	%(B)	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	1.45%
Portfolio Turnover Rate	5	%(C)	7%	10	%(C)	9%	9%	6%	5%

	The Asia Pacific Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	13.54	%(C)	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%

Net Assets, End of Period (thousands)	$815,658		$680,997	$441,237		$1,205,154	$749,627	$395,923	$282,999
Ratio of Expenses to Average Net Assets	0.16	%(B)	0.18%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.73	%(B)	4.00%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%
Portfolio Turnover Rate	7	%(C)	23%	20	%(C)	25%	14%	10%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The United Kingdom Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	9.42	%(C)	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%

Net Assets, End of Period (thousands)	$867,484		$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$377,763
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.68	%(B)	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.70%
Portfolio Turnover Rate	2	%(C)	10%	25	%(C)	12%	8%	12%	7%

	The Continental Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	5.25	%(C)	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%

Net Assets, End of Period (thousands)	$1,782,057		$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.16%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.84	%(B)	2.93%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%
Portfolio Turnover Rate	2	%(C)	7%	18	%(C)	12%	7%	18%	9%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007

	(Unaudited)
Total Return	30.41	%(C)	61.67%	(56.44	)%(C)	10.20	%(C)

Net Assets, End of Period (thousands)	$505,546		$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.02	%(B)	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	4	%(C)	23%	21	%(C)	6	%(C)

	The Emerging Markets Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	14.61	%(C)	53.99%	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%

Net Assets, End of Period (thousands)	$2,285,690		$2,109,316	$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.20%	0.18	%(B)	0.19%	0.20%	0.27%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	2.57%	3.00	%(B)	2.52%	2.54%	3.70%	2.63%
Portfolio Turnover Rate	6	%(C)	14%	19	%(C)	7%	11%	9%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Small Cap Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	19.98	%(C)	92.08%	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%

Net Assets, End of Period (thousands)	$1,443,556		$1,167,973	$566,379		$1,525,571	$903,529	$545,271	$237,865
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.33%	0.30	%(B)	0.31%	0.34%	0.49%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.61	%(B)	2.52%	3.07	%(B)	1.94%	2.39%	2.70%	1.93%
Portfolio Turnover Rate	13	%(C)	13%	19	%(C)	16%	18%	8%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which nine are included in this section of the report (collectively, the “Series”), and four are presented in separate reports.

Domestic Equity Portfolio	International Equity Portfolios
The U.S. Large Cap Value Series	The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series

Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series	0.10%
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$207
The DFA International Value Series	165
The Japanese Small Company Series	29
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	20
The Continental Small Company Series	43
The Canadian Small Company Series	11
The Emerging Markets Series	58
The Emerging Markets Small Cap Series	32

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,202,203	$1,311,220
The DFA International Value Series	671,110	459,246
The Japanese Small Company Series	60,618	67,170
The Asia Pacific Small Company Series	95,922	50,036
The United Kingdom Small Company Series	41,821	14,254
The Continental Small Company Series	110,661	41,279
The Canadian Small Company Series	42,504	15,233

	Purchases	Sales
The Emerging Markets Series	$141,527	$256,214
The Emerging Markets Small Cap Series	217,614	165,486

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$ 801	—
The Asia Pacific Small Company Series	241	$385
The United Kingdom Small Company Series	2,879	256
The Continental Small Company Series	6,098	—
The Emerging Markets Small Cap Series	476	—

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,449,432	$2,458,439	$ (43,326)	$2,415,113
The DFA International Value Series	6,340,818	1,567,466	(86,317)	1,481,149
The Japanese Small Company Series	1,531,200	144,977	(274,567)	(129,590)
The Asia Pacific Small Company Series	825,137	252,014	(120,069)	131,945
The United Kingdom Small Company Series	876,464	195,235	(186,861)	8,374
The Continental Small Company Series	1,978,279	488,326	(265,463)	222,863
The Canadian Small Company Series	600,757	85,467	(99,708)	(14,241)
The Emerging Markets Series	1,281,515	1,221,932	(19,416)	1,202,516
The Emerging Markets Small Cap Series	1,161,967	519,058	(90,932)	428,126

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Markets Risks:    Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series’ had no outstanding futures contracts.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	2.00%	$7,639	4	$2	$17,897

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.92%	$1,537	1	—	$ 1,537
The Japanese Small Company Series	0.88%	97	9	—	199
The Asia Pacific Small Company Series	0.86%	224	16	—	687
The United Kingdom Small Company Series	0.87%	75	1	—	75
The Emerging Markets Series	0.86%	7,158	34	$ 6	41,407
The Emerging Markets Small Cap Series	0.90%	3,247	31	3	6,471

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

In accordance with guidelines described in the Series’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in-kind redemptions.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,161.30	0.84%	$4.50
Institutional Class Shares	$1,000.00	$1,161.80	0.59%	$3.16
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

EMERGING MARKETS VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in Dimensional Emerging Markets Value Fund	$9,276,613,413

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,533,359,017)	$9,276,613,413

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$9,276,613,413	—	—	$9,276,613,413

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund (Affiliated Investment Company) at Value	$9,276,613
Receivables:
Fund Shares Sold	8,536
Prepaid Expenses and Other Assets	60

Total Assets	9,285,209

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	6,206
Fund Shares Redeemed	2,330
Due to Advisor	3,131
Accrued Expenses and Other Liabilities	255

Total Liabilities	11,922

NET ASSETS	$9,273,287

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares - based on net assets of $36,537 and shares outstanding of 17,859,347	$2.05

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares - based on net assets of $9,236,750 and shares outstanding of 282,322,291	$32.72

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investments in Affiliated Investment Company at Cost	$6,533,359

NET ASSETS CONSIST OF:
Paid-In Capital	$6,171,770
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	21,708
Accumulated Net Realized Gain (Loss)	338,171
Deferred Thailand Capital Gains Tax	(1,890)
Net Unrealized Foreign Exchange Gain (Loss)	274
Net Unrealized Appreciation (Depreciation)	2,743,254

NET ASSETS	$9,273,287

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,940)	$54,460
Interest	27
Income from Securities Lending	4,139
Expenses Allocated from Affiliated Investment Company	(7,273)

Total Investment Income	51,353

Expenses
Administrative Services Fees	16,850
Accounting & Transfer Agent Fees	67
Filing Fees	83
Shareholder Servicing Fees — Class R2 Shares	25
Shareholders’ Reports	65
Directors’/Trustees’ Fees & Expenses	47
Professional Fees	61
Other	31

Total Expenses	17,229

Net Investment Income (Loss)	34,124

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	338,925
Foreign Currency Transactions	(480)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,462,680
Translation of Foreign Currency Denominated Amounts	274
Change in Deferred Thailand Capital Gains Tax	(1,890)

Net Realized and Unrealized Gain (Loss)	1,799,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,833,633

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,124	$89,732
Net Realized Gain (Loss) on:
Investment Securities Sold	338,925	76,523
Foreign Currency Transactions	(480)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,462,680	2,867,814
Translation of Foreign Currency Denominated Amounts	274	—
Change in Deferred Thailand Capital Gains Tax	(1,890)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,833,633	3,034,069

Distributions From:
Net Investment Income:
Class R2 Shares	(191)	(427)
Institutional Class Shares	(24,799)	(77,134)
Net Short-Term Gains:
Class R2 Shares	(514)	(76)
Institutional Class Shares	(65,356)	(36,974)
Net Long-Term Gains:
Class R2 Shares	(909)	(1,070)
Institutional Class Shares	(115,729)	(517,440)

Total Distributions	(207,498)	(633,121)

Capital Share Transactions:
Shares Issued	1,776,096	1,980,752
Shares Issued in Lieu of Cash Distributions	191,395	576,478
Shares Redeemed	(1,726,687)	(1,289,209)

Net Increase (Decrease) from Capital Share Transactions	240,804	1,268,021

Total Increase (Decrease) in Net Assets	1,866,939	3,668,969
Net Assets
Beginning of Period	7,406,348	3,737,379

End of Period	$9,273,287	$7,406,348

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$21,708	$12,574

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Class R2 Shares

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Jan. 29, 2008(a) to Oct. 31, 2008

	(Unaudited)
Net Asset Value, Beginning of Period	$ 2.50		$ 4.56	$ 10.00

Income from Investment Operations
Net Investment Income (Loss)(A)	0.01		0.03	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	0.33		1.14	(4.93)
Total from Investment Operations	0.34		1.17	(4.72)

Less Distributions
Net Investment Income	(0.09)		(0.32)	(0.72)
Net Realized Gains	(0.70)		(2.91)	—
Total Distributions	(0.79)		(3.23)	(0.72)

Net Asset Value, End of Period	$ 2.05		$ 2.50	$ 4.56

Total Return	16.13	%(C)	78.29%	(50.51	)%(C)

Net Assets, End of Period (thousands)	$36,537		$5,082	$ 1,799
Ratio of Expenses to Average Net Assets (D)	0.84	%(B)	0.90%	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	1.39%	3.35	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53

Income from Investment Operations

Net Investment Income (Loss)	0.13	(A)	0.38	(A)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21

Net Gains (Losses) on Securities (Realized and Unrealized)	4.49	12.41	(25.48)	14.82	8.65	4.96	5.54

Total from Investment Operations	4.62	12.79	(24.50)	15.60	9.25	5.46	5.75

Less Distributions

Net Investment Income	(0.10)	(0.34)	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)
Net Realized Gains	(0.70)	(2.91)	(0.99)	(0.38)	(0.25)	(0.09)	—

Total Distributions	(0.80)	(3.25)	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)

Net Asset Value, End of Period	$32.72	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93

Total Return	16.18	%(C)	78.59%	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%

Net Assets, End of Period (thousands)	$9,236,750	$7,401,266	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313

Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.62%	0.60	%(B)	0.60%	0.63%	0.70%	0.77%

Ratio of Net Investment Income to Average Net Assets	0.82	%(B)	1.76%	2.82	%(B)	2.00%	2.22%	2.45%	1.37%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Group”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-seven operational portfolios, one of which, Emerging Markets Value Portfolio (the “Portfolio”) is included in this report. The remaining fifty-six portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in Dimensional Emerging Markets Value Fund (the “Fund”, formerly, Dimensional Emerging Markets Value Fund Inc.). At April 30, 2010, the Portfolio owned 95% of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 29, 2008, Class R2 shares commenced operations. As of April 30, 2010, Class R1 has 100,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Fund.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $209 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    The portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Fund, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2011, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At April 30, 2010, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Group. For the six months ended April 30, 2010, the total related amounts paid by the Group to the CCO were $108 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(76,651)	$(6,069)	$82,720

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

2007	$110,158	$51,893	$162,051
2008	210,872	193,750	404,622
2009	114,611	518,510	633,121

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

$11,386	$8,867	$20,253

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)

$78,548	$116,405	$194,953

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$6,543,553	$2,595,425	$137,635	$2,733,060

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009

	Amount	Shares	Amount	Shares

Class R2 Shares
Shares Issued	$31,006	16,193	$2,967	1,723
Shares Issued in Lieu of Cash Distributions	1,613	845	1,574	942
Shares Redeemed	(85,010)	(1,214)	(2,169)	(1,024)

Net Increase (Decrease) — Class R2 Shares	$(52,391)	15,824	$2,372	1,641

Institutional Class Shares
Shares Issued	$1,745,090	51,748	$1,977,785	91,360
Shares Issued in Lieu of Cash Distributions	189,782	6,231	574,904	34,181
Shares Redeemed	(1,641,677)	(31,772)	(1,287,040)	(62,335)

Net Increase (Decrease) — Institutional Class Shares	$293,195	26,207	$1,265,649	63,206

F. Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line credit during the six months ended April 30, 2010.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Group’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I. Other:

At April 30, 2010, one shareholder held approximately 83% of the outstanding shares of Class R2 Shares and two shareholders held 28% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,164.20	0.17%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Consumer Discretionary	8.6%
Consumer Staples	6.4%
Energy	11.5%
Financials	29.6%
Health Care	0.9%
Industrials	11.6%
Information Technology	7.4%
Materials	20.8%
Other	—
Telecommunication Services	1.7%
Utilities	1.5%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.7%)
BRAZIL — (6.1%)
Banco Santander Brasil SA ADR	4,239,902	$49,310,060	0.5%
BM&F Bovespa SA	13,089,600	86,222,304	0.9%
#*Fibria Celulose SA Sponsored ADR	2,219,331	44,053,720	0.4%
Other Securities		455,206,471	4.7%

TOTAL BRAZIL		634,792,555	6.5%

CHILE — (2.4%)
Empresas CMPC SA	1,512,741	64,713,075	0.7%
Enersis SA Sponsored ADR	3,017,368	60,015,450	0.6%
Other Securities		123,390,586	1.3%

TOTAL CHILE		248,119,111	2.6%

CHINA — (10.8%)
#Bank of China, Ltd.	285,846,000	147,149,279	1.5%
Beijing Enterprises Holdings, Ltd.	5,599,500	36,218,301	0.4%
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	34,822,738	0.4%
China Construction Bank Corp.	72,842,000	59,245,133	0.6%
China Unicom Hong Kong, Ltd. ADR	3,936,592	48,931,839	0.5%
#Shanghai Industrial Holdings, Ltd.	7,847,000	34,002,263	0.3%
Other Securities		774,530,565	7.9%

TOTAL CHINA		1,134,900,118	11.6%

CZECH REPUBLIC — (0.4%)
Other Securities		42,452,029	0.4%

HUNGARY — (1.6%)
*MOL Hungarian Oil & Gas NYRT	501,231	50,754,320	0.5%
#*OTP Bank NYRT	2,963,372	104,166,877	1.1%
Other Securities		15,317,240	0.2%

TOTAL HUNGARY		170,238,437	1.8%

INDIA — (10.8%)
ICICI Bank, Ltd. Sponsored ADR	3,310,395	140,757,995	1.4%
Reliance Industries, Ltd.	8,387,330	193,749,038	2.0%
Tata Steel, Ltd.	2,571,275	35,472,946	0.4%
Other Securities		762,057,882	7.8%

TOTAL INDIA		1,132,037,861	11.6%

INDONESIA — (2.7%)
PT Bumi Resources Tbk	203,907,500	52,330,845	0.6%
Other Securities		227,707,301	2.3%

TOTAL INDONESIA		280,038,146	2.9%

ISRAEL — (1.8%)
*Bank Hapoalim B.M.	9,381,586	37,771,747	0.4%
*Bank Leumi Le-Israel B.M.	8,608,708	36,762,416	0.4%
Other Securities		113,946,589	1.1%

TOTAL ISRAEL		188,480,752	1.9%

MALAYSIA — (3.6%)
AMMB Holdings Berhad	21,831,262	33,897,062	0.4%
PPB Group Berhad	6,909,766	38,448,675	0.4%
Other Securities		305,555,198	3.1%

TOTAL MALAYSIA		377,900,935	3.9%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.1%)
#*Cemex S.A.B. de C.V. Sponsored ADR	9,390,578	$111,560,067	1.1%
#*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,360,037	64,370,551	0.7%
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	38,696,202	0.4%
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	40,313,860	0.4%
#Grupo Mexico S.A.B. de C.V. Series B	24,866,224	65,617,870	0.7%
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	43,217,465	0.4%
Other Securities		273,544,576	2.8%

TOTAL MEXICO		637,320,591	6.5%

PHILIPPINES — (0.8%)
Other Securities		79,438,253	0.8%

POLAND — (1.9%)
*Polski Koncern Naftowy Orlen SA	5,310,008	69,944,404	0.7%
Other Securities		131,167,250	1.4%

TOTAL POLAND		201,111,654	2.1%

RUSSIA — (4.4%)
*Gazprom OAO Sponsored ADR	13,511,358	310,169,635	3.2%
*Lukoil OAO Sponsored ADR	2,257,507	126,982,766	1.3%
Other Securities		28,833,815	0.3%

TOTAL RUSSIA		465,986,216	4.8%

SOUTH AFRICA — (7.8%)
ABSA Group, Ltd.	2,880,669	54,585,389	0.6%
#Gold Fields, Ltd. Sponsored ADR	5,716,550	76,830,432	0.8%
Nedbank Group, Ltd.	2,742,434	49,542,334	0.5%
Sanlam, Ltd.	28,700,406	93,412,980	0.9%
Other Securities		544,171,955	5.6%

TOTAL SOUTH AFRICA		818,543,090	8.4%

SOUTH KOREA — (11.3%)
Hana Financial Group, Inc.	1,237,663	38,495,982	0.4%
#Hyundai Motor Co., Ltd.	909,723	110,947,062	1.1%
KB Financial Group, Inc. ADR	1,974,040	96,333,152	1.0%
#POSCO ADR	957,832	107,430,437	1.1%
Shinhan Financial Group Co., Ltd.	878,956	37,388,712	0.4%
#Shinhan Financial Group Co., Ltd. ADR	755,534	64,326,165	0.6%
Other Securities		729,662,599	7.5%

TOTAL SOUTH KOREA		1,184,584,109	12.1%

TAIWAN — (11.2%)
#AU Optronics Corp. Sponsored ADR	6,047,974	70,096,019	0.7%
Chimei Innolux Corp.	31,012,740	45,274,211	0.5%
*Fubon Financial Holding Co., Ltd.	33,546,000	40,895,260	0.4%
Mega Financial Holding Co., Ltd.	72,828,000	42,532,541	0.4%
*United Microelectronics Corp.	106,490,069	53,577,131	0.6%
Other Securities		922,269,414	9.4%

TOTAL TAIWAN		1,174,644,576	12.0%

THAILAND — (1.8%)
Other Securities		184,055,790	1.9%

TURKEY — (2.2%)
Other Securities		235,705,038	2.4%

TOTAL COMMON STOCKS		9,190,349,261	94.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (5.1%)
BRAZIL — (5.1%)
Gerdau SA	2,445,084	$40,173,507	0.4%
#Gerdau SA Sponsored ADR	4,348,258	71,311,431	0.7%
Metalurgica Gerdau SA	4,022,600	79,167,638	0.8%
#Petroleo Brasileiro SA ADR	896,515	34,013,779	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	115,903,022	1.2%
Other Securities		189,826,187	1.9%

TOTAL BRAZIL		530,395,564	5.4%

INDIA — (0.0%)
Other Securities		99,181	0.0%

MALAYSIA — (0.0%)
Other Securities		167,726	0.0%

TOTAL PREFERRED STOCKS		530,662,471	5.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		117,549	0.0%

INDONESIA — (0.0%)
Other Securities		1,989	0.0%

MALAYSIA — (0.0%)
Other Securities		326,148	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		103,644	0.0%

SOUTH KOREA — (0.0%)
Other Securities		24,757	0.0%

THAILAND — (0.0%)
Other Securities		176,300	0.0%

TOTAL RIGHTS/WARRANTS		750,387	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,075,000 FHLMC 6.04%(r), 11/01/36, valued at $4,206,303) to be repurchased at $4,142,066	$4,142	4,142,000	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund	755,006,086	755,006,086	7.8%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $961,810) to be repurchased at $942,966	$943	$942,951	0.0%

TOTAL SECURITIES LENDING COLLATERAL		755,949,037	7.8%

TOTAL INVESTMENTS — (100.0%) (Cost $8,185,035,515)		$10,481,853,156	107.4%

Summary of inputs used to value the Fund’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$634,792,555	—	—	$634,792,555
Chile	248,119,111	—	—	248,119,111
China	132,026,969	$1,002,873,149	—	1,134,900,118
Czech Republic	—	42,452,029	—	42,452,029
Hungary	—	170,238,437	—	170,238,437
India	159,321,639	972,716,222	—	1,132,037,861
Indonesia	4,193,483	275,844,663	—	280,038,146
Israel	6,796,073	181,684,679	—	188,480,752
Malaysia	455,239	377,445,696	—	377,900,935
Mexico	637,089,295	231,296	—	637,320,591
Philippines	596,959	78,841,294	—	79,438,253
Poland	1,082,204	200,029,450	—	201,111,654
Russia	—	465,986,216	—	465,986,216
South Africa	122,436,319	696,106,771	—	818,543,090
South Korea	313,829,783	870,754,326	—	1,184,584,109
Taiwan	72,059,786	1,102,584,790	—	1,174,644,576
Thailand	184,055,790	—	—	184,055,790
Turkey	4,443,172	231,261,866	—	235,705,038
Preferred Stocks
Brazil	530,395,564	—	—	530,395,564
India	—	99,181	—	99,181
Malaysia	167,726	—	—	167,726
Rights/Warrants
Brazil	—	—	—	—
China	—	117,549	—	117,549
Indonesia	1,989	—	—	1,989
Malaysia	326,148	—	—	326,148
South Africa	103,644	—	—	103,644
South Korea	—	24,757	—	24,757
Thailand	176,300	—	—	176,300
Temporary Cash Investments	—	4,142,000	—	4,142,000

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$755,949,037	—	$755,949,037

TOTAL	$3,052,469,748	$7,429,383,408	—	$10,481,853,156

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $687,988 of securities on loan)	$9,721,762
Temporary Cash Investments at Value & Cost	4,142
Collateral Received from Securities on Loan at Value & Cost	755,949
Foreign Currencies at Value	12,165
Cash	5,594
Receivables:
Investment Securities Sold	23,427
Dividends, Interest and Tax Reclaims	18,678
Fund Shares Sold	6,265
Securities Lending Income	639
Prepaid Expenses and Other Assets	704

Total Assets	10,549,325

LIABILITIES:
Payables:
Upon Return of Securities Loaned	755,949
Investment Securities Purchased	22,082
Fund Shares Redeemed	59
Due to Advisor	824
Unrealized Loss on Foreign Currency Contracts	8
Deferred Thailand Capital Gains Tax	8,335
Accrued Expenses and Other Liabilities	507

Total Liabilities	787,764

NET ASSETS	$9,761,561

Investments at Cost	$7,424,944

Foreign Currencies at Cost	$12,165

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,271)	$57,496
Interest	35
Income from Securities Lending	4,379

Total Investment Income	61,910

Expenses
Investment Advisory Services Fees	4,456
Accounting & Transfer Agent Fees	442
Custodian Fees	2,465
Shareholders’ Reports	18
Directors’/Trustees’ Fees & Expenses	50
Professional Fees	166
Other	97

Total Expenses	7,694

Net Investment Income (Loss)	54,216

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	346,870
Foreign Currency Transactions	(516)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,290,979
Translation of Foreign Currency Denominated Amounts	(62)
Change in Deferred Thailand Capital Gains Tax	4,190

Net Realized and Unrealized Gain (Loss)	2,641,461

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,695,677

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$54,216	$119,269
Net Realized Gain (Loss) on:
Investment Securities Sold	346,870	346,115
Futures	—	(3,835)
Foreign Currency Transactions	(516)	(2,499)
In-Kind Redemptions	—	25,938 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,290,979	2,817,363
Futures	—	(30)
Translation of Foreign Currency Denominated Amounts	(62)	449
Change in Deferred Thailand Capital Gains Tax	4,190	(3,804)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,695,677	3,298,966

Transactions in Interest:
Contributions	1,110,568	1,430,899
Withdrawals	(2,009,809)	(813,144)*

Net Increase (Decrease) from Transactions in Interest	(899,241)	617,755

Total Increase (Decrease) in Net Assets	1,796,436	3,916,721
Net Assets
Beginning of Period	7,965,125	4,048,404

End of Period	$9,761,561	$7,965,125

*	See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND†

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)

Total Return	16.42	%(C)	79.39%	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%

Net Assets, End of Period (thousands)	$9,761,561		$7,965,125	$4,048,404		$8,188,710	$4,837,912	$2,417,064	$1,172,950
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.21%	0.19	%(B)	0.19%	0.22%	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.23	%(B)	2.17%	3.19	%(B)	2.50%	2.57%	3.23%	2.33%
Portfolio Turnover Rate	10	%(C)	20%	14	%(C)	14%	9%	7%	8%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Emerging Markets Value Fund Inc. (“DEM I”) was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund (“DEM II” or the “Fund”), a Delaware statutory trust, in a tax-free exchange under IRC §368(a)(1)(F).

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio (“Portfolio”) will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $222 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Fund. For the six months ended April 30, 2010, the Fund’s advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,353,311
Sales	865,639

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Fund’s investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2009, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,247 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $428 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$8,195,763	$2,895,532	$(609,442)	$2,286,090

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax position and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

F. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3.    Futures Contracts:    The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Fund had no outstanding futures contracts.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

0.87%	$26,219	28	$18	$60,454

There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2010.

H. Securities Lending:

As of April 30, 2010, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. In-Kind Redemptions:

In accordance with guidelines described in the Fund’s prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2009, the Fund realized $25,938 (in thousands) of net gain.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 19, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc., the Board of Trustees of The DFA Investment Trust Company and the Board of Trustees of Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a) The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations
ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedule of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedule of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
@	Security purchased with cash proceeds from securities on loan.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

1

DIMENSIONAL EMERGING MARKETS VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††
COMMON STOCKS — (87.7%)
BRAZIL — (6.1%)
*Acucar Guarani SA	1,508,100	$4,112,408
*Agre Empreendimentos Imobiliarios SA	264,054	1,181,844
Banco ABC Brasil SA	647,946	4,663,198
Banco Alfa de Investimento SA	98,700	442,894
Banco Daycoval SA	540,450	3,056,306
Banco do Brasil SA	148,980	2,569,493
Banco Industrial e Comercial SA	1,292,200	10,177,027
Banco Panamericano SA	1,106,800	6,590,180
Banco Pine SA	285,300	1,715,165
Banco Santander Brasil SA	219,225	2,536,237
Banco Santander Brasil SA ADR	4,239,902	49,310,060
Banco Sofisa SA	715,300	1,868,236
*Bematech SA	391,800	2,033,100
BM&F Bovespa SA	13,089,600	86,222,304
*BR Malls Participacoes SA	792,187	10,044,471
*Brasil Brokers Participacoes SA	4,600	20,589
*Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	8,441,712	5,682,038
BRF - Brasil Foods SA	739,298	9,663,081
BRF - Brasil Foods SA ADR	2,211,393	29,522,097
*Brookfield Incorporacoes SA	2,873,900	12,929,037
Camargo Correa Desenvolvimento Imobiliario SA	631,700	2,104,152
Cia Providencia Industria e Comercio SA	242,350	975,953
*Cosan SA Industria e Comercio	1,937,900	24,359,623
*CR2 Empreendimentos Imobiliarios SA	57,300	171,414
Cremer SA	293,270	3,139,798
Duratex SA	2,642,444	24,079,570
#Empresa Brasileira de Aeronautica SA ADR	1,195,061	28,777,069
Eternit SA	666,723	3,083,822
*Even Construtora e Incorporadora SA	1,330,820	4,639,591
*Ez Tec Empreendimentos e Participacoes SA	878,300	4,138,229
Ferbasa-Ferro Ligas da Bahia SA	425,065	3,068,929
*Fertilizantes Heringer SA	174,100	871,376
*Fibria Celulose SA	238,670	4,706,812
#*Fibria Celulose SA Sponsored ADR	2,219,331	44,053,720
Financeira Alfa SA	36,400	75,177
*Gafisa SA	3,540,876	24,240,716
#*Gafisa SA ADR	336,554	4,651,176
*General Shopping Brasil SA	332,630	1,628,466
Gerdau SA	1,869,600	23,210,682
*Globex Utilidades SA	45,131	329,736
#Gol Linhas Aereas Inteligentes SA ADR	41,435	541,970
Grendene SA	1,177,745	5,542,329
*Guararapes Confeccoes SA	24,900	850,317
*Helbor Empreendimentos SA	34,100	235,409
*IdeiasNet SA	904,230	1,857,098
Iguatemi Empresa de Shopping Centers SA	358,760	5,999,800
Industrias Romi SA	626,500	4,234,935
*Inpar SA	1,802,550	2,924,315
*JBS SA	3,344,800	15,932,659
JHSF Participacoes SA	1,733,800	2,852,678
*Kepler Weber SA	4,577,600	1,185,054
*Kroton Educacional SA	202,732	1,906,900
*Log-in Logistica Intermodal SA	751,000	3,356,980
*M Dias Branco SA	165,800	3,991,791
*Magnesita Refratarios SA	1,437,881	10,538,532
Marfrig Alimentos SA	760,855	7,983,889
*Medial Saude SA	542,500	4,525,385
Metalfrio Solutions SA	100,200	570,677

2

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
*Minerva SA	546,700	$2,311,661
*MPX Energia SA	386,000	4,761,018
*Multiplan Empreendimentos Imobiliarios SA	256,869	4,483,478
*Obrascon Huarte Lain Brasil SA	265,100	6,251,373
Parana Banco SA	83,700	444,923
*Paranapanema SA	1,091,567	3,579,423
*PDG Realty SA Empreendimentos e Participacoes	500,400	4,548,437
Petroleo Brasileiro SA ADR	258,400	10,963,912
*Plascar Participacoes Industriais SA	1,198,400	2,461,262
Porto Seguro SA	455,430	4,708,228
*Profarma Distribuidora de Produtos Farmaceuticos SA	63,525	639,544
*Rodobens Negocios Imobiliarios SA	191,050	1,372,768
*Rossi Residencial SA	1,433,600	10,556,640
Santos Brasil Participacoes SA	29,100	280,411
Sao Carlos Empreendimentos e Participacoes SA	80,800	844,606
Sao Martinho SA	491,236	4,422,749
*SLC Agricola SA	170,825	1,603,834
*Springs Global Participacoes SA	82,400	224,695
*Sul America SA	467,095	12,729,061
*Tecnisa SA	11,379	56,952
*Trisul SA	87,661	315,192
Triunfo Participacoes e Investimentos SA	80,500	236,186
*Universo Online SA	479,100	2,747,952
Usinas Siderurgicas de Minas Gerais SA	1,025,500	32,571,756

TOTAL BRAZIL		634,792,555

CHILE — (2.4%)
Almendral SA	1,120,749	116,621
Banco de Credito e Inversiones SA Series A	128,959	5,330,322
*Besalco SA	45,000	42,750
Cementos Bio-Bio SA	665,307	1,762,785
Centros Comerciales Sudamericanos SA	3,680,515	15,078,090
*Cintac SA	153,487	94,645
Compania Cervecerias Unidas SA	87,375	749,241
Compania de Consumidores de Gas Santiago SA	155,648	883,290
Compania General de Electricidad SA	891,089	5,503,477
*Compania SudAmericana de Vapores SA	10,840,439	8,940,568
Corpbanca SA	1,179,769,735	10,730,346
Corpbanca SA ADR	400	17,660
Cristalerias de Chile SA	264,624	3,212,508
*CTI Cia Tecno Indl SA	488,163	19,754
Embotelladora Andina SA Series A ADR	30,385	539,334
Empresa Nacional de Electricidad SA	33,756	52,427
Empresas CMPC SA	1,512,741	64,713,075
Empresas Copec SA	2,027,911	32,394,994
*Empresas Iansa SA	34,270,156	2,179,237
Enersis SA	31,903,095	12,756,320
Enersis SA Sponsored ADR	3,017,368	60,015,450
Industrias Forestales SA	3,436,382	821,103
Inversiones Aguas Metropolitanas SA	2,068,020	2,689,881
*Madeco SA	49,034,820	2,815,758
*Masisa SA	36,930,742	5,233,427
Minera Valparaiso SA	7,500	238,462
*Parque Arauco SA	1,761,407	2,376,262
Ripley Corp SA	1,963,893	1,744,589
*Salfacorp SA	472,731	1,047,578
Sociedad Quimica y Minera de Chile SA Series A	32,710	1,369,351
Sociedad Quimica y Minera de Chile SA Series B	78,334	2,836,296
*Socovesa SA	1,992,357	917,532
*Soquimic Comercial SA	198,000	85,808
Vina Concha Y Toro SA Sponsored ADR	2,846	123,943

3

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHILE — (Continued)
*Vina San Pedro Tarapaca SA	86,964,000	$686,227

TOTAL CHILE		248,119,111

CHINA — (10.8%)
#Agile Property Holdings, Ltd.	6,754,000	7,816,560
*Aluminum Corp. of China, Ltd.	28,000	27,301
#*Aluminum Corp. of China, Ltd. ADR	287,695	6,979,481
*AMVIG Holdings, Ltd.	3,639,100	2,686,200
#Angang Steel Co., Ltd.	6,781,640	10,460,647
*Anhui Tianda Oil Pipe Co., Ltd.	250,000	123,741
#*Anton Oilfield Services Group	4,514,000	475,006
#*Asia Cement China Holdings Corp.	3,202,000	1,544,851
#Bank of China, Ltd.	285,846,000	147,149,279
#Bank of Communications Co., Ltd.	7,028,000	8,004,255
*Baoye Group Co., Ltd.	1,689,120	1,234,905
#*Beijing Capital International Airport Co., Ltd.	11,976,000	7,204,432
#Beijing Capital Land, Ltd.	7,220,000	2,183,072
#*Beijing Development HK, Ltd.	1,145,000	269,184
Beijing Enterprises Holdings, Ltd.	5,599,500	36,218,301
#*Beijing Jingkelong Co., Ltd.	425,000	498,421
#*Beijing North Star Co., Ltd.	5,618,000	1,578,371
#Bosideng International Holdings, Ltd.	13,412,000	3,709,018
#*Brilliance China Automotive Holdings, Ltd.	24,004,000	8,505,165
#*BYD Electronic International Co., Ltd.	6,346,000	4,523,217
*Catic Shenzhen Holdings, Ltd.	2,458,000	1,200,993
#*Central China Real Estate, Ltd.	4,122,000	1,022,849
#*Centron Telecom International Holdings, Ltd.	976,000	337,470
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	34,822,738
*China Aerospace International Holdings, Ltd.	17,200,000	2,350,672
*China Agri-Industries Holdings, Ltd.	4,584,000	5,994,109
#*China Aoyuan Property Group, Ltd.	9,565,000	1,563,396
*China BlueChemical, Ltd.	9,710,878	6,078,200
China Citic Bank Corp., Ltd.	29,402,000	19,216,748
China Coal Energy Co.	2,704,000	4,073,572
China Communications Construction Co., Ltd.	26,327,327	24,789,825
*China Communications Services Corp., Ltd.	13,081,382	6,567,925
China Construction Bank Corp.	72,842,000	59,245,133
#China COSCO Holdings Co., Ltd.	1,981,500	2,513,538
#*China Energine International Holdings, Ltd.	1,464,000	184,541
*China Everbright, Ltd.	7,443,600	18,374,520
#*China Grand Forestry Green Resources Group, Ltd.	51,362,000	2,010,858
#China Green (Holdings), Ltd.	3,996,800	4,658,709
*China Haidian Holdings, Ltd.	12,343,000	1,302,200
*China Haisheng Juice Holdings Co., Ltd.	48,000	7,166
#*China Huiyuan Juice Group, Ltd.	6,157,483	4,685,894
China Merchants Holdings (International) Co., Ltd.	2,651,015	9,209,124
#*China Mining Resources Group, Ltd.	30,302,000	982,431
*China Mobile, Ltd.	4,500	44,108
#*China Molybdenum Co., Ltd.	1,686,000	1,315,818
*China National Materials Co., Ltd.	452,000	293,166
*China Nickel Resources Holding Co., Ltd.	4,726,000	811,117
China Oilfield Services, Ltd.	78,000	109,164
*China Petroleum and Chemical Corp. (Sinopec)	46,000	36,883
#China Petroleum and Chemical Corp. (Sinopec) ADR	128,120	10,282,911
#*China Pharmaceutical Group, Ltd.	12,982,000	9,473,837
#*China Properties Group, Ltd.	4,236,000	1,268,051
*China Railway Construction Corp., Ltd.	11,671,514	14,516,102
#*China Rare Earth Holdings, Ltd.	14,431,000	3,525,815
China Resources Enterprise, Ltd.	6,590,000	23,249,718
#China Resources Land, Ltd.	10,341,727	18,923,647
*China Resources Microelectronics, Ltd.	29,895,000	1,499,678

4

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
#*China Shipping Container Lines Co., Ltd.	32,569,700	$13,517,482
#China Shipping Development Co., Ltd.	4,167,142	6,220,772
#*China State Construction International Holdings, Ltd.	3,010,000	1,037,798
#China Travel International Investment Hong Kong, Ltd.	25,371,000	6,263,608
#*China Unicom Hong Kong, Ltd.	2,354,000	2,929,119
China Unicom Hong Kong, Ltd. ADR	3,936,592	48,931,839
*China Zenith Chemical Group, Ltd.	13,420,000	421,739
#*Chongqing Iron & Steel Co., Ltd.	3,804,000	1,102,746
*Chongqing Machinery & Electric Co., Ltd.	6,266,000	1,651,154
CITIC Pacific, Ltd.	6,427,000	13,994,984
#*CITIC Resources Holdings, Ltd.	20,644,000	4,840,240
*Clear Media, Ltd.	633,000	419,865
*Coastal Greenland, Ltd.	6,774,000	392,715
*COSCO International Holdings, Ltd.	5,146,000	2,935,274
*COSCO Pacific, Ltd.	16,806,000	22,660,444
#Country Garden Holdings Co.	24,211,000	7,415,894
*Dachan Food Asia, Ltd.	2,350,000	512,073
#*Dalian Port PDA Co., Ltd.	13,298,000	6,104,109
#Denway Motors, Ltd.	57,266,000	33,706,925
*Digital China Holdings, Ltd.	334,000	490,809
Dongfeng Motor Corp.	1,298,933	1,844,807
*Dongyue Group	3,526,000	814,901
*Dynasty Fine Wines Group, Ltd.	9,454,600	3,716,307
*Embry Holdings, Ltd.	469,000	276,649
#*First Tractor Co., Ltd.	3,036,000	2,088,235
*Fosun International	8,391,500	6,517,989
*Franshion Properties China, Ltd.	18,304,000	5,221,139
*FU JI Food & Catering Services	1,275,000	—
#*Global Bio-Chem Technology Group Co., Ltd.	24,527,400	5,620,387
*Goldbond Group Holdings, Ltd.	2,960,000	203,731
#*Golden Meditech Holdings, Ltd.	1,964,000	461,975
*Goldlion Holdings, Ltd.	834,000	293,389
#*Great Wall Motor Co., Ltd.	3,555,000	6,486,433
*Great Wall Technology Co., Ltd.	1,178,000	636,809
*Greentown China Holdings, Ltd.	4,826,500	5,155,477
#*Guangshen Railway Co., Ltd. Sponsored ADR	417,917	8,099,231
#*Guangzhou Investment Co., Ltd.	30,924,000	7,406,000
#*Guangzhou Pharmaceutical Co., Ltd.	3,062,000	3,536,348
#Guangzhou R&F Properties Co., Ltd.	3,459,630	4,519,444
*GZI Transportation, Ltd.	491,003	273,833
*Hainan Meilan International Airport Co., Ltd.	1,891,000	2,349,415
#*Haitian International Holdings, Ltd.	903,000	764,599
#Harbin Power Equipment Co., Ltd.	6,788,000	5,311,282
#*Heng Tai Consumables Group, Ltd.	14,750,000	1,443,336
#*Hidili Industry International Development, Ltd.	4,722,000	5,152,600
*HKC (Holdings), Ltd.	20,031,879	1,442,990
*Hong Kong Energy Holdings, Ltd.	236,740	23,069
#*Honghua Group, Ltd.	9,398,000	1,638,766
#Hopson Development Holdings, Ltd.	5,840,000	7,554,332
Hua Han Bio-Pharmaceutical Holdings, Ltd.	3,612,850	1,460,786
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,706,000	3,645,629
Industrial & Commercial Bank of China, Ltd.	19,791,000	14,424,621
*Jingwei Textile Machinery	580,000	184,480
#*Ju Teng International Holdings, Ltd.	4,876,000	4,494,513
*Kai Yuan Holdings, Ltd.	36,180,000	1,475,089
*Kasen International Holdings, Ltd.	1,674,000	519,878
*Kingboard Chemical Holdings, Ltd.	3,471,000	18,696,600
*Kingboard Laminates Holdings, Ltd.	2,197,000	2,336,904
*Kingway Brewery Holdings, Ltd.	1,792,000	383,867
*KWG Property Holding, Ltd.	8,826,000	5,137,844
Lai Fung Holdings, Ltd.	11,871,000	424,674

5

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Lingbao Gold Co., Ltd.	1,812,000	$679,848
*Lonking Holdings, Ltd.	1,030,000	765,799
#*Maanshan Iron & Steel Co., Ltd.	23,102,000	12,118,721
*Media China Corp, Ltd.	39,162,500	298,984
MIN XIN Holdings, Ltd.	1,202,000	525,917
*Mingyuan Medicare Development Co., Ltd.	1,900	234
#*Minmetals Resources, Ltd.	6,136,000	2,408,859
*Minth Group, Ltd.	530,000	744,484
*Nan Hai Corp, Ltd.	30,000,000	271,387
#*Neo-China Land Group (Holdings), Ltd.	9,446,000	2,822,552
*NetDragon Websoft, Inc.	1,393,500	758,730
#New World China Land, Ltd.	11,986,400	3,891,403
Nine Dragons Paper Holdings, Ltd.	4,053,000	6,836,966
#*Oriental Ginza Holdings, Ltd.	955,000	201,997
PetroChina Co., Ltd. ADR	32,000	3,684,160
#*PICC Property & Casualty Co., Ltd.	5,992,000	5,688,771
#*Poly Hong Kong Investment, Ltd.	7,411,000	7,298,469
*Prosperity International Holdings HK, Ltd.	10,880,000	692,403
Qin Jia Yuan Media Services Co., Ltd.	2,523,450	475,887
*Qingling Motors Co., Ltd.	12,306,000	3,021,141
*Qunxing Paper Holdings Co., Ltd.	2,050,163	864,693
*Regent Manner International, Ltd.	944,000	468,710
*REXLot Holdings, Ltd.	3,856,150	462,555
*Samson Holding, Ltd.	1,778,000	317,517
*Scud Group, Ltd.	752,000	82,874
#*Semiconductor Manufacturing International Corp.	48,688,000	5,230,926
*Semiconductor Manufacturing International Corp. ADR	1,056,043	5,618,149
#*Shandong Chenming Paper Holdings, Ltd.	2,747,000	2,393,650
Shandong Molong Petroleum Machinery Co., Ltd.	48,400	58,452
#*Shanghai Forte Land Co., Ltd.	6,154,000	1,677,770
#Shanghai Industrial Holdings, Ltd.	7,847,000	34,002,263
#*Shanghai Jin Jiang International Hotels Group Co., Ltd.	9,810,000	3,046,201
*Shanghai Prime Machinery Co., Ltd.	5,448,000	1,041,876
*Shanghai Zendai Property, Ltd.	16,675,000	809,052
Shenzhen International Holdings, Ltd.	51,585,000	3,871,275
*Shenzhen Investment, Ltd.	16,706,000	5,079,215
#Shimao Property Holdings, Ltd.	13,759,500	20,918,892
#*Shougang Concord International Enterprises Co., Ltd.	36,960,000	6,725,237
#*Shui On Land, Ltd.	20,454,838	9,299,931
#*Sichuan Xinhua Winshare Chainstore Co., Ltd.	2,848,000	1,731,033
#*Silver Grant International Industries, Ltd.	10,294,000	3,604,589
*SIM Technology Group, Ltd.	4,414,000	1,193,066
#*Sino Union Energy Investment Group, Ltd.	21,350,000	2,167,519
*SinoCom Software Group, Ltd.	1,602,000	261,609
*Sinofert Holdings, Ltd.	12,540,000	6,764,261
*Sinolink Worldwide Holdings, Ltd.	12,362,000	1,947,191
*SinoMedia Holding, Ltd.	652,830	211,651
#Sino-Ocean Land Holdings, Ltd.	21,417,033	16,473,679
*Sinopec Kantons Holdings, Ltd.	9,174,300	6,245,902
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	64,891	2,475,592
*Sinotrans Shipping, Ltd.	7,002,500	3,164,642
Sinotrans, Ltd.	26,720,000	6,357,634
#*Sinotruk Hong Kong, Ltd.	5,603,500	5,425,462
#*Soho China, Ltd.	16,068,000	9,172,003
*Solargiga Energy Holdings, Ltd.	46,000	9,925
#*SPG Land Holdings, Ltd.	2,143,000	1,193,576
#*SRE Group, Ltd.	19,452,000	2,068,774
*Sunny Optical Technology Group Co., Ltd.	873,000	197,958
Tak Sing Alliance Holdings, Ltd.	274,000	39,381
*TCC International Holdings, Ltd.	636,000	246,439
*TCL Multimedia Technology Holdings, Ltd.	2,484,200	1,977,739

6

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
CHINA — (Continued)
*Tian An China Investments Co., Ltd.	7,489,000	$4,938,773
#*Tiangong International Co., Ltd.	863,000	362,513
*Tomson Group, Ltd.	1,966,000	813,463
#*Travelsky Technology, Ltd.	8,035,000	6,577,684
#*Truly International Holdings, Ltd.	632,000	1,165,669
*United Energy Group, Ltd.	470,000	30,488
#*Vinda International Holdings, Ltd.	2,035,000	1,720,869
*Weiqiao Textile Co., Ltd.	3,581,500	2,645,712
#*Wuyi International Pharmaceutical Co., Ltd.	4,525,000	625,603
*Xiamen International Port Co., Ltd.	6,980,000	1,307,762
#*Xingda International Holdings, Ltd.	4,197,000	2,828,604
#*Xinjiang Xinxin Mining Industry Co., Ltd.	4,816,000	2,764,791
#*Xiwang Sugar Holdings Co., Ltd.	5,602,736	1,671,767
*Yanzhou Coal Mining Co., Ltd. Sponsored ADR	439,809	12,248,681
Yip’s Chemical Holdings, Ltd.	726,000	733,956
#*Zhejiang Glass Co., Ltd.	437,000	137,778
#*Zhong An Real Estate, Ltd.	3,029,000	918,450

TOTAL CHINA		1,134,900,118

CZECH REPUBLIC — (0.4%)
*Central European Media Enterprises, Ltd.	213,726	7,338,534
Komercni Banka A.S.	20,066	4,118,371
*Pegas Nonwovens SA	123,552	2,855,054
Telefonica 02 Czech Republic A.S.	675,731	14,977,581
*Unipetrol A.S.	1,250,841	13,162,489

TOTAL CZECH REPUBLIC		42,452,029

HUNGARY — (1.6%)
*Danubius Hotel & Spa NYRT	136,180	2,412,486
*Egis Gyogyszergyar NYRT	57,430	6,021,656
*FHB Mortgage Bank NYRT	3,170	23,105
*Fotex Holding SE Co., Ltd.	913,849	1,866,776
*MOL Hungarian Oil & Gas NYRT	501,231	50,754,320
#*OTP Bank NYRT	2,963,372	104,166,877
*PannErgy P.L.C.	273,674	1,167,850
Tisza Chemical Group NYRT	237,913	3,825,367

TOTAL HUNGARY		170,238,437

INDIA — (10.8%)
*3i Infotech, Ltd.	422,692	702,144
*ABG Shipyard, Ltd.	75,323	441,793
ACC, Ltd.	8,174	166,079
*Aditya Birla Nuvo, Ltd.	354,483	6,504,605
*Agro Tech Foods, Ltd.	9,351	55,263
*Ajmera Realty & Infra India, Ltd.	70,083	276,319
*Akzo Nobel India, Ltd.	50,241	661,187
*Alembic, Ltd.	619,600	689,818
*Allahabad Bank, Ltd.	1,091,889	4,016,733
*Alok Industries, Ltd.	3,717,329	1,726,828
Ambuja Cements, Ltd.	5,354,209	14,542,753
Amtek Auto, Ltd.	789,486	3,266,946
*Anant Raj Industries, Ltd.	575,571	1,627,244
*Andhra Bank	1,052,102	3,115,302
*Ansal Properties & Infrastructure, Ltd.	634,149	1,148,388
*Apollo Hospitals Enterprise, Ltd.	214,765	3,748,421
*Apollo Tyres, Ltd.	1,676,970	2,623,237
*Arvind Mills, Ltd.	1,526,154	1,240,448
*Ashapura Minechem, Ltd.	36,874	54,543
*Ashok Leyland, Ltd.	6,240,668	8,388,679
Asian Hotels, Ltd.	1,050	9,868

7

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Aurobindo Pharma, Ltd.	56,110	$1,189,712
Avaya GlobalConnect, Ltd.	5,325	28,822
Axis Bank, Ltd.	1,080,231	30,576,856
*Bajaj Auto Finance, Ltd.	90,482	858,669
Bajaj Finserv, Ltd.	66,284	509,254
Bajaj Hindusthan, Ltd.	838,582	2,340,937
Bajaj Holdings & Investment, Ltd.	299,410	4,197,608
*Balkrishna Industries, Ltd.	1,656	22,677
Ballarpur Industries, Ltd.	2,658,186	1,930,167
*Balmer Lawrie & Co., Ltd.	48,430	712,826
Balrampur Chini Mills, Ltd.	1,820,136	3,409,574
*Bank of Baroda	664,157	10,204,195
*Bank of India	274,284	2,334,063
*Bank of Maharashtra, Ltd.	933,918	1,156,902
*Bank of Rajasthan, Ltd.	527,425	897,896
*BEML, Ltd.	133,202	3,117,963
*Bengal & Assam Co., Ltd.	9,237	42,133
*Bharat Forge, Ltd.	265,937	1,628,429
*Bharati Shipyard, Ltd.	56,986	355,396
*Bhushan Steel, Ltd.	189,156	7,546,504
*Biocon, Ltd.	155,745	1,049,928
Birla Corp., Ltd.	112,706	992,393
*Bl Kashyap & Sons, Ltd.	22,419	188,684
*Blue Star Infotech, Ltd.	10,194	27,847
*Bombay Dyeing & Manufacturing Co., Ltd.	6,132	79,328
*Bombay Rayon Fashions, Ltd.	252,000	1,278,276
*Cairn India, Ltd.	2,477,483	17,411,246
*Canara Bank	722,143	6,927,628
*Central Bank Of India	300,296	1,078,878
*Century Enka, Ltd.	54,052	366,739
*Century Textiles & Industries, Ltd.	152,552	1,779,796
*Chambal Fertilizers & Chemicals, Ltd.	1,344,619	1,968,495
*Chillwinds Hotels, Ltd.	1,050	7,964
*City Union Bank, Ltd.	1,048,875	791,972
*Clariant Chemicals (India), Ltd.	2,398	35,101
Coromandel International, Ltd.	136,536	1,117,457
*Corp. Bank	52,412	628,943
*Cranes Software International, Ltd.	313,759	110,629
Dalmia Cement (Bharat), Ltd.	159,852	944,724
DCM Shriram Consolidated, Ltd.	271,065	356,156
*Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	998,299
*Dena Bank	99,442	196,606
*Development Credit Bank, Ltd.	169,815	169,091
*Dhanalakshmi Bank, Ltd.	36,681	124,925
*Dishman Pharmaceuticals & Chemicals, Ltd.	106,182	522,146
*DLF, Ltd.	691,014	4,800,236
Dr. Reddy’s Laboratories, Ltd.	125,556	3,547,741
*Dredging Corp Of India, Ltd.	34,424	455,336
E.I.D. - Parry (India), Ltd.	357,212	2,977,782
Edelweiss Capital, Ltd.	42,687	392,552
Eicher Motors, Ltd.	27,581	495,077
EIH, Ltd.	641,805	1,837,711
*Elder Pharmaceuticals, Ltd.	97,715	800,177
*Electrosteel Casings, Ltd.	524,675	584,891
Elgi Equipments, Ltd.	47,790	109,690
Escorts, Ltd.	388,991	1,556,922
*Essar Shipping Ports & Logistics, Ltd.	711,545	1,460,674
*Essel Propack, Ltd.	442,637	480,879
*Everest Industries, Ltd.	9,843	50,749
*Everest Kanto Cylinder, Ltd.	144,736	388,112
FAG Bearings (India), Ltd.	500	6,378

8

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*FDC, Ltd.	179,858	$362,851
*Federal Bank, Ltd.	1,334,943	8,725,040
Financial Technologies (India), Ltd.	74,561	2,589,424
*Finolex Cables, Ltd.	537,055	695,110
*Finolex Industries, Ltd.	695,629	1,248,026
*Firstsource Solutions, Ltd.	462,206	317,310
*Fortis Healthcare, Ltd.	570,681	2,179,541
GAIL India, Ltd.	700,109	6,742,910
*Gammon India, Ltd.	385,639	1,907,096
*Gateway Distriparks, Ltd.	123,998	342,351
Geodesic, Ltd.	288,760	732,348
*Gitanjali Gems, Ltd.	513,757	1,317,793
*Godawari Power & Ispat, Ltd.	51,305	328,572
*Godfrey Phillips India, Ltd.	784	33,653
*Goetze (India), Ltd.	9,195	27,085
*Graphite India, Ltd.	329,318	762,380
Grasim Industries, Ltd.	9,626	588,809
*Great Eastern Shipping Co., Ltd.	805,619	5,950,588
*Great Offshore, Ltd.	100,237	1,049,311
*GTL Infrastructure, Ltd.	691,128	637,226
*GTL, Ltd.	350,140	3,187,918
*Gujarat Alkalies & Chemicals, Ltd.	421,803	1,105,710
Gujarat Fluorochemicals, Ltd.	157,890	588,668
*Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	1,735,688
*Gujarat State Fertilizers & Chemicals, Ltd.	445,889	2,585,598
Gujarat State Petronet, Ltd.	605,003	1,287,041
*Gulf Oil Corp., Ltd.	140,753	303,758
*H.E.G., Ltd.	129,459	1,072,647
*HBL Power Systems, Ltd.	370,370	316,032
HCL Infosystems, Ltd.	496,002	1,480,590
HCL Technologies, Ltd.	693,743	6,112,658
HDFC Bank, Ltd.	188,976	8,377,862
*HeidelbergCement India, Ltd.	447,554	542,648
*Hexaware Technologies, Ltd.	1,162,865	1,866,224
*Hikal, Ltd.	4,933	44,568
*Hindalco Industries, Ltd.	6,817,304	26,919,318
*Hinduja Global Solutions, Ltd.	65,909	678,374
*Hinduja Ventures, Ltd.	68,545	500,468
*Hindustan Construction Co., Ltd.	160,378	470,617
*Hotel Leelaventure, Ltd.	1,357,335	1,491,240
*Housing Development & Infrastructure, Ltd.	1,047,863	6,285,601
ICICI Bank, Ltd. Sponsored ADR	3,310,395	140,757,995
*ICSA (India), Ltd.	290,435	897,129
*IDBI Bank, Ltd.	2,354,413	6,614,132
*Idea Cellular, Ltd.	2,900,877	3,974,792
*IFCI, Ltd.	703,448	829,283
*India Cements, Ltd.	2,016,703	5,633,395
India Infoline, Ltd.	1,395,726	3,374,491
*Indiabulls Financial Services, Ltd.	1,556,730	5,339,610
*Indiabulls Real Estate, Ltd.	2,924,244	11,043,989
*Indiabulls Securities, Ltd.	6,234	4,549
Indian Bank	335,975	1,693,984
*Indian Hotels Co., Ltd.	3,531,468	8,501,342
*Indian Overseas Bank	995,564	2,138,789
*Indo Rama Synthetics (India), Ltd.	202,314	178,070
*IndusInd Bank, Ltd.	1,516,963	6,539,257
*INEIS ABS India, Ltd.	28,114	213,100
*Infotech Enterprises, Ltd.	10,576	92,055
Infrastructure Development Finance Co., Ltd.	2,790,613	10,641,076
*ING Vysya Bank, Ltd.	190,329	1,360,518
*Ingersoll-Rand India, Ltd.	10,081	80,597

9

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
Ipca Laboratories, Ltd.	276,905	$1,633,559
*ISMT, Ltd.	161,991	198,086
*Ispat Industries, Ltd.	1,799,861	806,539
*IVRCL Assets & Holdings, Ltd.	59,556	244,076
*IVRCL Infrastructures & Projects, Ltd.	2,864,100	11,573,859
*J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	759,451
*Jammu & Kashmir Bank, Ltd.	233,400	3,949,737
*JBF Industries, Ltd.	78,378	278,964
*Jet Airways (India), Ltd.	244,572	2,931,058
*Jindal Poly Films, Ltd.	41,936	365,965
*Jindal Saw, Ltd.	1,180,076	5,739,986
*JK Cement, Ltd.	83,518	344,917
*JK Lakshmi Cement, Ltd.	237,588	384,659
*JK Tyre & Industries, Ltd.	158,673	701,244
*JM Financial, Ltd.	114,495	92,511
*JSL, Ltd.	726,612	1,881,959
JSW Steel, Ltd.	1,091,845	29,874,742
Jubilant Organosys, Ltd.	228,068	1,719,255
*K.S.B. Pumps, Ltd.	3,721	37,215
*Kalpataru Power Transmission, Ltd.	1,000	24,298
*Kalyani Steels, Ltd.	85,188	541,835
*Karnataka Bank, Ltd.	466,505	1,427,586
*Karur Vysya Bank, Ltd.	135,412	1,473,289
*Karuturi Global, Ltd.	555,213	211,446
Kesoram Industries, Ltd.	204,223	1,622,879
Kirloskar Industries, Ltd.	438,360	1,731,305
*Kotak Mahindra Bank, Ltd.	74,000	1,211,749
*KS Oils, Ltd.	1,831,255	2,727,120
*Lakshmi Machine Works, Ltd.	3,835	173,887
*Lakshmi Vilas Bank, Ltd.	55,473	102,091
*Landmark Property Development Co., Ltd.	246,234	25,317
*LIC Housing Finance, Ltd.	317,938	6,813,575
*Madhucon Projects, Ltd.	154,578	567,056
Madras Cements, Ltd.	341,809	890,085
#*Mahanagar Telephone Nigam, Ltd. ADR	100,249	320,797
*Maharashtra Scooters, Ltd.	4,450	36,478
*Maharashtra Seamless, Ltd.	149,749	1,328,133
*Mahindra & Mahindra Financial Services, Ltd.	34,564	347,340
Mahindra & Mahindra, Ltd.	1,172,012	13,808,278
*Mahindra Lifespace Developers, Ltd.	116,230	1,221,660
*Manaksia, Ltd.	59,576	172,930
Maruti Suzuki India, Ltd.	322,636	9,229,060
Mastek, Ltd.	83,250	557,472
*McLeod Russel India, Ltd.	637,181	3,246,449
*Mercator Lines, Ltd.	1,524,731	2,013,670
Merck, Ltd.	29,241	415,412
*Monnet Ispat, Ltd.	117,684	1,134,708
*Moser Baer (India), Ltd.	1,516,872	2,507,168
MRF, Ltd.	17,453	2,768,782
*Mukand, Ltd.	324,653	483,948
*Nagarjuna Construction Co., Ltd.	1,407,751	6,028,667
*Nagarjuna Fertilizers & Chemicals, Ltd.	1,310,174	954,293
*Nahar Capital & Financial Services, Ltd.	50,449	86,636
*Nahar Spinning Mills, Ltd.	33,942	64,656
National Aluminium Co., Ltd.	92,623	848,843
*Nava Bharat Ventures, Ltd.	5,395	50,710
Navneet Publications (India), Ltd.	296,850	353,332
*NIIT Technologies, Ltd.	342,060	1,428,835
*NIIT, Ltd.	1,018,749	1,576,408
Nirma, Ltd.	374,728	1,729,799
*NOCIL, Ltd.	981,740	505,350

10

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Noida Toll Bridge Co., Ltd.	475,115	$352,941
*OCL India, Ltd.	84,049	244,989
*OMAXE, Ltd.	179,372	379,943
*Oracle Financial Services Software, Ltd.	400	19,439
*Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	1,563,235
*Orient Paper & Industries, Ltd.	224,253	316,330
*Oriental Bank of Commerce	405,874	3,220,152
*Panacea Biotec, Ltd.	72,446	355,060
*Parsvnath Developers, Ltd.	365,608	1,015,218
Patel Engineering, Ltd.	17,847	182,027
*Patni Computer Systems, Ltd.	690,149	8,249,216
*Patni Computer Systems, Ltd. ADR	55,441	1,316,169
*Peninsula Land, Ltd.	166,015	275,516
*Petronet LNG, Ltd.	2,943,666	5,424,729
*Plethico Pharmaceuticals, Ltd.	35,619	306,072
Polaris Software Lab, Ltd.	396,842	1,628,719
Power Finance Corp, Ltd.	129,000	775,592
Prism Cement, Ltd.	403,741	534,392
*PSL, Ltd.	109,508	373,387
*PTC India, Ltd.	1,726,945	4,408,309
*Punj Lloyd, Ltd.	1,229,016	4,513,846
*Rain Commodities, Ltd.	215,083	852,439
*Ranbaxy Laboratories, Ltd.	996,377	9,889,533
*Raymond, Ltd.	340,181	1,802,320
REI Agro, Ltd.	1,058,470	1,122,698
*Rei Six Ten Retail, Ltd.	439,400	789,129
Reliance Capital, Ltd.	923,214	15,187,637
Reliance Communications, Ltd.	5,398,403	19,670,761
Reliance Industries, Ltd.	8,387,330	193,749,038
*Reliance Media World, Ltd.	20,606	28,800
*Reliance MediaWorks, Ltd.	60,906	284,438
*Reliance Power, Ltd.	3,653,954	13,230,107
Rolta India, Ltd.	1,217,326	5,117,600
*Ruchi Soya Industries, Ltd.	1,172,211	3,176,794
*S.Kumars Nationwide, Ltd.	1,242,979	2,010,207
*Sanghvi Movers, Ltd.	6,290	32,363
*SEAMEC, Ltd.	77,043	343,603
*Shipping Corp. of India, Ltd.	171,233	631,273
*Shiv-Vani Oil & Gas Exploration Services, Ltd.	59,179	559,410
Shriram Transport Finance Co., Ltd.	63,638	806,400
*Simplex Infrastructures, Ltd.	1,570	16,778
*SKF India, Ltd.	15,701	162,136
*Sobha Developers, Ltd.	7,094	49,599
*Sona Koyo Steering Systems, Ltd.	118,568	52,869
*South Indian Bank, Ltd.	600,569	2,335,254
*SREI Infrastructure Finance, Ltd.	818,844	1,460,212
SRF, Ltd.	266,306	1,282,880
State Bank of India, Ltd.	482,143	24,803,136
*Sterling Biotech, Ltd.	449,228	1,146,799
*Sterlite Industries (India), Ltd. ADR	914,201	16,583,606
Sterlite Industries (India), Ltd. Series A	1,436,564	26,407,545
*Sterlite Technologies, Ltd.	871,755	1,991,314
*Strides Arcolab, Ltd.	126,300	939,901
*Sundaram Finance, Ltd.	2,976	27,285
Sundram Fastners, Ltd.	55,097	64,911
*Suzlon Energy, Ltd.	3,384,835	5,183,913
*Syndicate Bank	1,422,728	2,958,511
*Tanla Solutions, Ltd.	617,458	612,512
*Tata Chemicals, Ltd.	763,975	6,052,450
*Tata Communications, Ltd. ADR	20,500	246,000
Tata Investment Corp., Ltd.	57,960	659,334

11

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDIA — (Continued)
*Tata Motors, Ltd.	698,424	$13,531,404
Tata Steel, Ltd.	2,571,275	35,472,946
*Tata Tea, Ltd.	270,866	6,413,042
*Teledata Marine Solutions	267,258	206,348
*Time Technoplast, Ltd.	259,597	301,427
Transport Corp of India, Ltd.	62,728	176,234
*Trent, Ltd.	14,497	265,094
Triveni Engineering & Industries, Ltd.	240,000	601,590
*Tube Investments of India, Ltd.	642,055	1,370,772
TVS Motor Co., Ltd.	1,082,101	2,326,103
*Ucal Fuel Systems, Ltd.	18,195	33,856
*UCO Bank	190,461	293,348
*Unichem Laboratories, Ltd.	79,600	728,337
*Union Bank of India	797,003	5,564,258
*Unitech, Ltd.	236,181	443,339
*United Phosphorus, Ltd.	530,310	2,024,899
*Unity Infraprojects, Ltd.	123,415	315,654
*Usha Martin, Ltd.	1,017,075	2,168,075
*UTV Software Communications, Ltd.	3,058	29,692
*Vardhman Hotels, Ltd.	1,050	7,964
*Vardhman Textiles, Ltd.	97,658	577,748
*Varun Shipping Co., Ltd.	549,032	623,058
Videocon Industries, Ltd.	782,287	4,068,059
*Videsh Sanchar Nigam, Ltd.	727,705	4,397,631
*Vijaya Bank	150,292	180,006
*Walchandnagar Industries	77,633	400,107
*Welspun-Gujarat Stahl Rohren, Ltd.	206,876	1,254,354
*Wire & Wireless India, Ltd.	473,948	68,272
*Wockhardt, Ltd.	318,515	954,146
*Yes Bank, Ltd.	407,120	2,591,314
*Zee Entertainment Enterprises, Ltd.	1,188,271	8,065,821
*Zuari Industries, Ltd.	127,958	1,899,118
*Zylog Systems, Ltd.	6,889	61,811

TOTAL INDIA		1,132,037,861

INDONESIA — (2.7%)
*PT Agis Tbk	2,012,000	56,014
*PT AKR Corporindo Tbk	19,205,900	2,170,723
PT Aneka Tambang Tbk	18,602,500	4,953,567
*PT Asahimas Flat Glass Tbk	5,333,500	1,856,214
PT Astra International Tbk	3,094,900	15,993,091
*PT Bakrie & Brothers Tbk	683,539,250	5,203,671
*PT Bakrie Sumatera Plantations Tbk	25,374,500	1,376,815
*PT Bakrie Telecom Tbk	149,327,000	2,260,117
*PT Bakrieland Development Tbk	343,219,020	8,765,380
*PT Bank Bukopin Tbk	14,942,000	999,151
PT Bank Danamon Indonesia Tbk	3,705,803	2,350,757
PT Bank Negara Indonesia Persero Tbk	19,905,000	5,665,288
*PT Bank Pan Indonesia Tbk	121,357,326	16,940,020
*PT Barito Pacific Tbk	7,004,500	963,713
*PT Berlian Laju Tanker Tbk	69,965,733	5,111,282
*PT Bhakti Investama Tbk	60,568,175	5,381,614
*PT Budi Acid Jaya Tbk	14,289,000	379,543
PT Bumi Resources Tbk	203,907,500	52,330,845
*PT Central Proteinaprima Tbk	178,071,500	971,101
*PT Charoen Pokphand Indonesia Tbk	22,653,666	7,461,148
*PT Ciputra Development Tbk	38,368,000	3,727,010
*PT Ciputra Surya Tbk	17,718,000	1,352,914
*PT Clipan Finance Indonesia Tbk	3,636,000	130,203
*PT Darma Henwa Tbk	127,218,300	1,450,470
*PT Davomas Adabi Tbk	139,739,500	1,441,732

12

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
INDONESIA — (Continued)
PT Dynaplast Tbk	3,040,000	$345,684
*PT Elnusa Tbk	964,000	54,682
*PT Energi Mega Persada Tbk	242,527,782	3,890,782
*PT Ever Shine Textile Tbk	19,347,215	120,196
*PT Gajah Tunggal Tbk	420,000	47,856
PT Global Mediacom Tbk	96,453,500	4,288,840
*PT Gozco Plantations Tbk	6,032,000	280,552
*PT Great River International Tbk	1,788,000	—
PT Gudang Garam Tbk	6,628,500	20,111,963
*PT Hero Supermarket Tbk	220,000	134,236
*PT Indah Kiat Pulp and Paper Corp. Tbk	26,532,500	6,746,151
PT Indofood Sukses Makmur Tbk	23,548,500	10,046,859
PT International Nickel Indonesia Tbk	35,816,500	19,445,338
*PT Intiland Development Tbk	407,500	49,378
*PT Jaya Real Property Tbk	25,528,000	2,466,464
PT Kalbe Farma Tbk	1,510,500	344,271
*PT Kawasan Industry Jababeka Tbk	187,435,000	2,608,223
*PT Lautan Luas Tbk	2,102,000	191,052
*PT Lippo Karawaci Tbk	131,184,250	8,422,351
*PT Matahari Putra Prima Tbk	35,296,900	4,143,770
*PT Mayorah Indah Tbk	8,807,572	4,801,273
*PT Medco Energi International Tbk	28,604,500	9,208,447
*PT Mitra Rajasa Tbk	12,508,500	447,035
*PT Panasia Indosyntec Tbk	403,200	10,512
*PT Panin Financial Tbk	183,439,000	4,406,526
*PT Panin Insurance Tbk	30,688,500	1,272,286
*PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	433,000	458,147
*PT Ramayana Lestari Sentosa Tbk	9,283,000	866,495
*PT Sampoerna Agro Tbk	1,385,000	409,684
*PT Samudera Indonesia Tbk	415,500	164,586
PT Selamat Sempurna Tbk	10,624,000	1,567,553
*PT Sentul City Tbk	10,546,000	187,670
PT Sinar Mas Agro Resources & Technology Tbk	8,067,900	3,561,281
*PT Sorini Agro Asia Corporindo Tbk	5,753,500	1,038,365
*PT Summarecon Agung Tbk	60,663,000	6,476,529
*PT Sunson Textile Manufacturer Tbk	6,012,000	160,071
*PT Surya Dumai Industri Tbk	5,145,000	—
*PT Surya Toto Indonesia Tbk	46,400	43,754
*PT Suryainti Permata Tbk	17,378,000	171,582
*PT Tigaraksa Satria Tbk	165,200	6,048
*PT Timah Tbk	16,420,500	4,833,256
*PT Trimegah Sec Tbk	34,298,000	532,696
*PT Truba Alam Manunggal Engineering Tbk	129,244,500	1,799,829
PT Tunas Ridean Tbk	11,363,500	3,511,441
*PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	980,607
*PT Unggul Indah Cahaya Tbk	371,435	83,340
*PT Wijaya Karya Tbk	173,000	8,102

TOTAL INDONESIA		280,038,146

ISRAEL — (1.8%)
*Alvarion, Ltd.	740,379	2,799,171
*Ashtrom Properties, Ltd.	129,484	239,060
*AudioCodes, Ltd.	8,081	32,924
*Azorim Investment Development & Construction Co., Ltd.	13,397	65,887
*Bank Hapoalim B.M.	9,381,586	37,771,747
*Bank Leumi Le-Israel B.M.	8,608,708	36,762,416
*Bank of Jerusalem, Ltd.	70,475	151,568
*Baran Group, Ltd.	97,587	707,602
Blue Square-Israel, Ltd.	57,074	732,853
Clal Industries & Investments, Ltd.	862,760	6,012,891
*Clal Insurance Enterprise Holdings, Ltd.	257,315	6,126,163

13

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
ISRAEL — (Continued)
*Delta-Galil Industries, Ltd.	—	$3
*Direct Insurance - I.D.I. Insurance Co., Ltd.	26,799	65,449
Discount Investment Corp.	168,564	3,875,907
*Elbit Medical Imaging, Ltd.	134,359	2,821,144
*Electra (Israel), Ltd.	15,789	1,697,115
*Electra Real Estate, Ltd.	—	1
*Elron Electronic Industries, Ltd.	274,219	1,941,498
*Feuchtwanger Investments, Ltd.	10,500	34
*First International Bank of Israel, Ltd. (6123804)	570,205	2,036,472
*First International Bank of Israel, Ltd. (6123815)	284,195	5,150,627
*Formula Systems, Ltd.	81,043	1,024,081
*Formula Vision Technologies, Ltd.	—	—
*Frutarom Industries, Ltd.	159,333	1,416,745
*Granite Hacarmel Investments, Ltd.	140,267	342,466
*Hadera Paper, Ltd.	25,544	2,067,876
*Harel Insurance Investments & Finances, Ltd.	104,509	5,671,326
Israel Cold Storage & Supply Co., Ltd.	7,000	72,523
*Israel Discount Bank, Ltd.	1,025,206	2,091,383
*Israel Petrochemical Enterprises, Ltd.	76,262	311,336
*Israel Steel Mills, Ltd.	97,000	1,015
Ituran Location & Control, Ltd.	47,663	726,796
*Jerusalem Oil Exploration, Ltd.	33,870	607,324
*Kardan Israel, Ltd.	2,237	4,043
*Knafaim Arkia Holdings, Ltd.	110,791	558,537
Koor Industries, Ltd.	111,976	2,815,677
*Liberty Properties, Ltd.	3,457	40,106
*Magal Security Systems, Ltd.	16,953	63,751
Makhteshim-Agan Industries, Ltd.	578,190	2,426,888
*Mellanox Technologies, Ltd.	7,083	178,614
*Menorah Mivtachim Holdings, Ltd.	231,727	3,058,449
Merhav-Ceramic & Building Materials Center, Ltd.	32,832	73,365
*Migdal Insurance & Financial Holdings, Ltd.	3,096,089	6,277,603
*Miloumor, Ltd.	97,997	6,835
*Minrav Holdings, Ltd.	2,000	138,664
*Mivtach Shamir Holdings, Ltd.	42,025	1,448,371
*Mizrahi Tefahot Bank, Ltd.	1,255,222	11,161,225
*Naphtha Israel Petroleum Corp.	146,351	621,160
*NICE Systems, Ltd. Sponsored ADR	212,385	6,755,967
*OCIF Investments and Development, Ltd.	3,706	14,630
Oil Refineries, Ltd.	10,034,026	6,206,854
Ormat Industries, Ltd.	1,031,683	8,219,252
*Phoenix Holdings, Ltd. (The)	230,071	748,697
*RADVision, Ltd.	62,812	403,725
*Retalix, Ltd.	225,650	2,875,927
*Scailex Corp, Ltd.	416,611	8,895,482
Team Computer & Systems, Ltd.	2,615	71,469
*Union Bank of Israel, Ltd.	446,368	2,092,058

TOTAL ISRAEL		188,480,752

MALAYSIA — (3.6%)
*A&M Realty Berhad	720,700	138,421
Affin Holdings Berhad	9,611,900	9,019,645
*Airasia Berhad	5,464,800	2,302,432
Alliance Financial Group Berhad	11,988,000	11,684,457
*AMBD Berhad	927,567	139,986
AMMB Holdings Berhad	21,831,262	33,897,062
Ann Joo Resources Berhad	2,857,200	2,546,468
*APM Automotive Holdings Berhad	1,068,100	1,468,908
Apollo Food Holdings Berhad	109,000	99,300
*Asas Dunia Berhad	350,000	81,655
*Asia Pacific Land Berhad	5,644,300	520,249

14

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Axiata Group Berhad	1,074,850	$1,309,135
*Bandar Raya Developments Berhad	4,087,800	2,273,981
Batu Kawan Berhad	2,242,250	7,517,373
Berjaya Corp. Berhad	17,757,880	9,436,734
Berjaya Land Berhad	3,305,000	4,392,283
*Berjaya Media Berhad	425,300	120,828
Bimb Holdings Berhad	2,170,800	901,736
*Bina Darulaman Berhad	60,800	18,031
*Bolton Properties Berhad	1,277,400	283,761
Boustead Holdings Berhad	4,738,580	5,294,641
*Cahya Mata Sarawak Berhad	1,545,200	1,188,451
*Chemical Co. of Malaysia Berhad	311,000	217,462
Chin Teck Plantations Berhad	304,700	744,804
*Country Heights Holdings Berhad	37,300	8,003
*CSC Steel Holdings Berhad	1,211,200	732,513
*Cycle & Carriage Bintang Berhad	241,300	392,818
*Datuk Keramik Holdings Berhad	127,000	—
*Dijaya Corp. Berhad	714,500	252,684
DNP Holdings Berhad	1,861,100	752,288
DRB-Hicom Berhad	9,932,000	3,463,270
*Eastern & Oriental Berhad	7,752,915	2,371,536
*Eastern Pacific Industrial Corp. Berhad	497,700	246,551
*ECM Libra Avenue Berhad	7,043,530	1,614,814
EON Capital Berhad	3,626,007	8,024,550
*Esso Malaysia Berhad	954,100	810,544
*Evergreen Fibreboard Berhad	641,000	316,732
*Far East Holdings Berhad	388,800	793,003
*Fountain View Development Berhad	2,573,200	—
*General Corp. Berhad	1,681,400	851,173
Genting Plantations Berhad	788,200	1,671,689
Glomac Berhad	1,706,800	729,373
*Gold Is Berhad	2,412,900	1,050,746
*Gula Perak Berhad	50	1
*GuocoLand (Malaysia) Berhad	522,800	167,460
*Hap Seng Consolidated Berhad	2,582,300	2,264,032
*Hap Seng Plantations Holdings Berhad	1,701,400	1,299,422
Hong Leong Financial Group Berhad	1,876,137	5,091,710
Hong Leong Industries Berhad	1,225,800	1,762,402
*Hubline Berhad	1,629,600	98,725
Hunza Properties Berhad	1,033,300	394,671
Hwang-DBS (Malaysia) Berhad	908,700	481,277
IGB Corp. Berhad	11,559,000	6,616,557
IJM Corp. Berhad	15,038,680	23,154,782
*IJM Land Berhad	3,923,300	2,835,819
*Insas Berhad	4,347,408	776,356
*Jaks Resources Berhad	3,438,000	856,413
*Jaya Tiasa Holdings Berhad	1,192,135	1,366,601
Jerneh Asia Berhad	544,220	512,758
*K & N Kenanga Holdings Berhad	2,220,800	602,612
*Karambunai Corp. Berhad	6,839,800	138,032
*Keck Seng (Malaysia) Berhad	1,663,400	2,777,760
*Kian Joo Can Factory Berhad	3,566,680	1,373,985
*KIG Glass Industrial Berhad	260,000	2,449
Kim Loong Resources Berhad	324,800	209,251
*Kinsteel Berhad	6,960,700	2,178,861
KLCC Property Holdings Berhad	6,330,700	6,375,301
*KNM Group Berhad	10,061,700	1,669,850
*Knusford Berhad	139,300	61,459
KPJ Healthcare Berhad	2,034,950	1,849,694
KrisAssets Holdings Berhad	250,377	232,500
*KSL Holdings Berhad	256,566	116,679

15

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
*Kub Malaysia Berhad	5,214,000	$774,398
Kulim Malaysia Berhad	2,761,625	6,384,977
*Kumpulan Hartanah Selangor Berhad	520,000	74,224
*Kumpulan Perangsang Selangor Berhad	1,128,400	502,718
Kwantas Corp. Berhad	246,000	139,363
*Landmarks Berhad	4,118,808	1,534,423
Leader Universal Holdings Berhad	5,383,033	1,628,120
*Lion Corp Berhad	7,984,307	816,285
Lion Diversified Holdings Berhad	5,448,100	740,576
Lion Industries Corp. Berhad	7,130,681	3,900,853
*MAA Holdings Berhad	888,700	196,208
Malaysia Airports Holdings Berhad	161,600	250,227
*Malaysia Building Society Berhad	815,000	293,762
Malaysian Bulk Carriers Berhad	1,148,225	1,114,199
*Malaysian Mosaics Berhad	293,040	130,208
*Malaysian Resources Corp. Berhad	75,000	36,421
MBM Resources Berhad	487,533	431,066
*Measat Global Berhad	2,643,100	2,197,687
*Mega First Corp. Berhad	1,101,700	578,276
*Merge Housing Berhad	63,162	8,925
*Metro Kajang Holdings Berhad	562,099	232,394
*Metroplex Berhad	817,000	—
*MISC Berhad	330,240	922,200
*MK Land Holdings Berhad	10,344,500	1,092,191
MMC Corp. Berhad	10,879,779	8,447,110
*MNRB Holdings Berhad	1,150,800	1,052,864
*MTD ACPI Engineering Berhad	74,200	11,112
*Muhibbah Engineering Berhad	4,845,400	1,491,782
MUI Properties Berhad	670,000	30,690
*Mulpha International Berhad	33,546,200	5,270,858
MWE Holdings Berhad	270,000	83,485
Naim Holdings Berhad	1,130,000	1,204,445
*NCB Holdings Berhad	2,447,800	2,567,572
Negri Sembilan Oil Palms Berhad	167,600	235,200
*NV Multi Corp. Berhad	165,700	39,502
Oriental Holdings Berhad	3,044,816	5,782,224
Oriental Interest Berhad	165,000	69,806
*OSK Holdings Berhad	6,549,647	2,925,740
*OSK Ventures International Berhad	793,897	143,693
*P.I.E. Industrial Berhad	323,600	454,348
*Pacific & Orient Berhad	283,365	112,921
Panasonic Manufacturing Malaysia Berhad	383,380	2,032,740
*Paracorp Berhad	252,000	791
*Paramount Corp. Berhad	203,900	234,775
PBA Holdings Berhad	1,502,500	424,553
*Pelikan International Corp. Berhad	4,130,320	1,577,496
*Permaju Industries Berhad	1,703,300	212,043
Petronas Dagangan Berhad	318,700	903,767
PJ Development Holdings Berhad	2,768,800	679,197
*POS Malaysia Berhad	3,546,617	3,195,711
PPB Group Berhad	6,909,766	38,448,675
*Prime Utilities Berhad	39,000	1,102
Protasco Berhad	282,200	90,881
*Proton Holdings Berhad	3,786,000	5,665,706
*Pulai Springs Berhad	159,800	32,868
*Ramunia Holdings Berhad	2,434,736	292,492
Ranhill Berhad	3,026,600	701,160
*RCE Capital Berhad	2,137,200	437,630
RHB Capital Berhad	5,561,200	10,727,168
*Salcon Berhad	574,000	128,260
*Sarawak Oil Palms Berhad	391,820	347,040

16

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MALAYSIA — (Continued)
Scientex, Inc. Berhad	645,048	$291,839
*Scomi Group Berhad	13,422,000	1,892,216
*Selangor Dredging Berhad	1,312,700	224,080
Shangri-La Hotels (Malaysia) Berhad	738,000	483,086
Shell Refining Co. Federation of Malaysia Berhad	217,100	733,194
*SHL Consolidated Berhad	1,008,700	384,855
*Sino Hua-An International Berhad	2,168,400	301,714
Southern Steel Berhad	1,500,500	1,120,179
Subur Tiasa Holdings Berhad	460,530	313,835
Sunrise Berhad	4,434,634	3,002,167
*Sunway City Berhad	3,565,000	4,340,336
*Sunway Holdings Berhad	4,319,400	2,054,454
Suria Capital Holdings Berhad	590,800	279,947
*Ta Ann Holdings Berhad	193,300	344,665
*TA Enterprise Berhad	14,799,300	3,176,414
*TA Global Berhad (B3X17H6)	8,465,879	1,110,399
*TA Global Berhad (B4LM6X7)	8,465,879	845,589
*Tahp Group Berhad	27,000	29,326
*Talam Corp. Berhad	17,833,050	778,354
*Tamco Corp. Holdings Berhad	71	1
*Tan Chong Motor Holdings Berhad	5,244,500	7,528,052
*TDM Berhad	1,059,200	638,554
*Tebrau Teguh Berhad	5,320,066	1,045,692
*Time Dotcom Berhad	16,781,400	2,466,166
*Tiong Nam Transport Holdings Berhad	141,500	37,268
*Titan Chemicals Corp. Berhad	4,035,900	1,634,786
*Tradewinds (Malaysia) Berhad	879,400	886,498
*Tradewinds Corp. Berhad	5,413,100	1,066,057
UAC Berhad	77,398	86,865
UMW Holdings Berhad	2,107,286	4,166,200
*Unico-Desa Plantations Berhad	4,120,228	1,230,964
*Unisem (M) Berhad	4,515,600	4,864,663
United Malacca Rubber Estates Berhad	577,100	1,418,453
United Plantations Berhad	617,400	2,731,054
VS Industry Berhad	1,337,193	542,289
*WCT Berhad	1,235,300	1,132,754
*WTK Holdings Berhad	4,386,550	1,784,635
*Yeo Hiap Seng (Malaysia) Berhad	355,320	157,676
YTL Cement Berhad	11,100	15,008
YTL Corp. Berhad	6,072,572	14,077,141
*Yu Neh Huat Berhad	4,969,246	2,745,984
*Zelan Berhad	4,989,300	952,909

TOTAL MALAYSIA		377,900,935

MEXICO — (6.1%)
#Alfa S.A.B. de C.V. Series A	4,088,867	31,881,357
#*Alsea de Mexico S.A.B. de C.V.	2,618,100	2,808,999
#*Axtel S.A.B. de C.V.	5,663,540	3,905,334
#*Bolsa Mexicana de Valores S.A. de C.V.	1,403,300	2,382,097
*Carso Infraestructura y Construccion S.A.B. de C.V.	57,500	37,361
#*Cemex S.A.B. de C.V. Sponsored ADR	9,390,578	111,560,067
*Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	266,807	18,676,490
#*Consorcio ARA S.A.B. de C.V.	10,348,200	7,144,080
#*Corporacion GEO S.A.B. de C.V. Series B	5,771,482	18,276,926
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	840,284
*Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	956
Corporativo Fragua S.A.B. de C.V. Series B	70	580
#*Desarrolladora Homex S.A.B. de C.V.	1,653,700	8,007,764
*Desarrolladora Homex S.A.B. de C.V. ADR	89,700	2,596,815
*Dine S.A.B. de C.V.	1,028,367	609,724
*El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	113,708

17

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
MEXICO — (Continued)
El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	$1,774,810
#Embotelladora Arca S.A.B. de C.V.	1,584,500	5,984,223
*Empaques Ponderosa S.A. de C.V. Series B	90,000	6,579
#*Empresas ICA S.A.B. de C.V.	2,318,272	6,111,889
*Empresas ICA S.A.B. de C.V. Sponsored ADR	1,118,155	11,818,898
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	6,822,335
#*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,360,037	64,370,551
*GMD Resorts S.A.B. de C.V.	41,400	13,114
*Gruma S.A.B. de C.V. ADR	15,222	111,425
#*Gruma S.A.B. de C.V. Series B	833,000	1,535,796
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V.	613,500	1,160,504
#Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. ADR	31,318	474,468
*Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	584,789	20,707,378
#*Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	4,054,651
#*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	220,143	12,182,714
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	38,696,202
*Grupo Cementos de Chihuahua S.A.B. de C.V.	2,799,892	9,905,850
#*Grupo Famsa S.A.B. de C.V.	1,918,478	3,521,501
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	40,313,860
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	8,260,033	27,834,780
*Grupo Gigante S.A.B. de C.V. Series B	324,076	508,004
*Grupo Herdez S.A.B. de C.V.	319,000	473,360
Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	2,436,265
*Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	1,101,853
*Grupo Iusacell S.A.B. de C.V.	147,860	576,441
*Grupo Kuo S.A.B. de C.V. Series B	2,038,967	2,599,994
*Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	38,774
#Grupo Mexico S.A.B. de C.V. Series B	24,866,224	65,617,870
*Grupo Posadas S.A. de C.V. Series L	356,000	453,954
*Grupo Qumma S.A. de C.V. Series B	5,301	77
#*Grupo Simec, S.A. de C.V.	1,253,200	3,505,469
#*Grupo Simec, S.A. de C.V. Sponsored ADR	8,200	68,552
#*Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,487,363
#*Industrias CH S.A.B. de C.V. Series B	2,810,192	11,802,475
#Industrias Penoles S.A.B. de C.V.	445,975	9,472,067
*Maxcom Telecomunicaciones S.A.B. de C.V.	400,181	261,646
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	43,217,465
*Qualitas Compania de Seguros S.A. de C.V.	2,048,200	1,414,014
#*SARE Holding S.A. de C.V.	3,301,100	1,131,446
*Savia S.A. de C.V.	3,457,285	224,640
Telmex Internacional S.A.B. de C.V. ADR	527,631	10,077,752
*Urbi Desarrollos Urbanos S.A.B. de C.V.	5,559,050	12,935,636
*Vitro S.A.B. de C.V.	1,896,658	1,671,404

TOTAL MEXICO		637,320,591

PHILIPPINES — (0.8%)
A. Soriano Corp.	20,195,000	1,023,611
Alaska Milk Corp.	7,953,000	1,535,409
Alsons Consolidated Resources, Inc.	16,904,000	358,446
Bacnotan Consolidated Industries, Inc.	2,551,998	596,959
Banco de Oro Unibank, Inc.	7,364,320	6,900,486
*Benpres Holdings Corp.	25,704,000	1,964,411
Cebu Holdings, Inc.	7,590,250	365,628
*China Banking Corp.	8,796	72,978
*Digital Telecommunications Phils., Inc.	80,319,000	2,401,890
*DMCI Holdings, Inc.	14,082,280	5,332,568
*Empire East Land Holdings, Inc.	37,000,000	347,146
*Export & Industry Bank, Inc.	14,950	87
*Filinvest Land, Inc.	168,982,031	3,639,480
*Filipina Water Bottling Corp.	5,471,786	—
First Philippines Holdings Corp.	3,810,100	4,712,567

18

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
PHILIPPINES — (Continued)
*Macroasia Corp.	1,663,000	$106,544
*Megaworld Corp.	176,933,600	5,226,608
Metro Bank & Trust Co.	8,451,855	9,948,878
*Mondragon International Philippines, Inc.	2,464,000	6,928
*Philippine National Bank	3,866,918	2,663,223
*Philippine National Construction Corp.	398,900	43,963
*Philippine Realty & Holdings Corp.	5,860,000	84,783
Philippine Savings Bank	1,232,313	1,438,034
*Philippine Townships, Inc.	226,200	24,167
*Prime Media Holdings, Inc.	330,000	12,601
*Prime Orion Philippines, Inc.	12,310,000	121,126
*Rizal Commercial Banking Corp.	4,481,648	2,048,054
*Robinson’s Land Corp. Series B	17,781,700	6,028,801
Security Bank Corp.	2,362,810	3,144,912
Shang Properties, Inc.	614,285	25,309
*SM Development Corp.	34,351,997	5,092,789
*Solid Group, Inc.	10,648,000	189,653
*Union Bank Of Philippines	2,567,094	2,613,691
*Universal Robina Corp.	16,573,345	9,445,408
Vista Land & Lifescapes, Inc.	45,259,868	1,921,115

TOTAL PHILIPPINES		79,438,253

POLAND — (1.9%)
*Agora SA	559,848	4,946,066
*Amica SA	31,101	428,470
Asseco Poland SA (5978953)	490,586	9,400,251
*Asseco Poland SA (B67R6N0)	24,167	466,413
*Bank Handlowy w Warszawie SA	83,949	2,299,411
*Bank Millennium SA	7,878,968	12,908,505
*Bank Przemyslowo Handlowy BPH SA	72,355	1,738,092
*Bioton SA	31,475,429	2,342,003
*BOMI SA	121,150	612,067
*Boryszew SA (B07DNZ7)	92,000	64,889
*Boryszew SA (B4LJKF8)	1,644,644	1,082,204
*Ciech SA	176,009	1,952,368
*Debica SA	111,346	3,049,939
*Dom Development SA	46,421	952,655
*Dom Maklerski IDM SA	1,236,710	1,097,158
*Echo Investment SA	2,412,970	3,734,399
*Emperia Holding SA	17,706	481,115
*Farmacol SA	5,526	79,779
*Gant Development SA	24,385	209,020
*Getin Holdings SA	1,681,394	6,183,085
*Grupa Kety SA	126,858	5,056,804
*Grupa Lotos SA	970,047	10,785,516
*Impexmetal SA	5,899,609	7,839,430
*ING Bank Slaski SA	4,428	1,165,154
KGHM Polska Miedz SA	589,294	21,977,328
*Koelner SA	133,110	630,584
*Kredyt Bank SA	619,815	3,287,286
*LC Corp. SA	1,737,902	902,669
*MCI Management SA	50,000	112,966
*MNI SA	196,542	258,007
*Mostostal Warszawa SA	1,910	47,099
*Netia Holdings SA	3,441,202	5,731,716
*Orbis SA	541,449	7,411,839
*Pfleiderer Grajewo SA	55,572	177,198
*Pol-Aqua SA	12,548	95,195
*Polnord SA	129,030	1,826,553
*Polska Grupa Farmaceutyczna SA	1,548	24,049
*Polski Koncern Naftowy Orlen SA	5,310,008	69,944,404

19

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
POLAND — (Continued)
*Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	349,860	$2,527,612
*Stalexport SA	989,216	625,854
*Sygnity SA	144,485	817,700
*Synthos SA	9,098,514	5,433,133
Zaklady Azotowe Pulawy SA	12,655	286,091
*Zaklady Azotowe w Tarnowie-Moscicach SA	18,179	102,598
*Zaklady Chemiczne Police SA	8,000	16,980

TOTAL POLAND		201,111,654

RUSSIA — (4.4%)
*Gazprom OAO Sponsored ADR	13,511,358	310,169,635
*Lukoil OAO Sponsored ADR	2,257,507	126,982,766
*Magnitogorsk Iron & Steel Works Sponsored GDR	51,321	693,142
*RusHydro Sponsored ADR	643,944	3,689,970
*Surgutneftegaz Sponsored ADR	2,583,456	24,450,703

TOTAL RUSSIA		465,986,216

SOUTH AFRICA — (7.8%)
ABSA Group, Ltd.	2,880,669	54,585,389
Adcorp Holdings, Ltd.	403,266	1,447,580
*Advtech, Ltd.	61,000	50,138
*Aeci, Ltd.	1,635,500	14,852,507
Afgri, Ltd.	4,163,488	3,849,876
African Bank Investments, Ltd.	3,883,766	18,475,643
*African Oxygen, Ltd.	483,214	1,515,319
African Rainbow Minerals, Ltd.	1,051,158	27,791,167
*Allied Electronics Corp., Ltd.	540,180	2,036,108
*ArcelorMittal South Africa, Ltd.	1,181,832	13,511,087
*Argent Industrial, Ltd.	1,272,940	1,585,089
*Argility, Ltd.	130,947	—
AST Group, Ltd.	1,842,229	245,498
Aveng, Ltd.	3,648,743	18,303,099
AVI, Ltd.	3,706,786	12,051,618
*Avusa, Ltd.	433,729	1,156,183
#Barloworld, Ltd.	2,477,983	16,428,924
*Basil Read Holdings, Ltd.	47,439	86,269
*Bell Equipment, Ltd.	411,045	645,777
Bidvest Group, Ltd.	140,005	2,566,626
*Blue Label Telecoms, Ltd.	80,000	55,263
Brait SA	206,315	586,218
Business Connexion Group	641,608	533,686
Capitec Bank Holdings, Ltd.	153,767	2,112,578
*Cashbuild, Ltd.	3,848	38,288
Caxton & CTP Publishers & Printers, Ltd.	3,015,054	6,038,149
*Cipla Medpro South Africa, Ltd.	3,320,095	2,513,268
*Corpgro, Ltd.	579,166	—
Data Tec, Ltd.	2,446,932	11,184,165
*Datacentrix Holdings, Ltd.	797,381	448,747
Delta EMD, Ltd.	234,340	433,902
Dimension Data Holdings P.L.C.	2,863,946	3,986,506
Discovery Holdings, Ltd.	69	334
Distell Group, Ltd.	381,096	3,422,768
*Distribution & Warehousing Network, Ltd.	216,722	235,537
#*Durban Roodeport Deep, Ltd.	1,462,175	755,277
ElementOne, Ltd.	391,810	623,268
*Eqstra Holdings, Ltd.	1,046,627	845,791
Exxaro Resources, Ltd.	421	6,974
FirstRand, Ltd.	4,353,231	11,960,481
Foschini, Ltd.	17,269	158,664
Freeworld Coatings, Ltd.	2,157,475	2,965,661
Gold Fields, Ltd.	487,041	6,486,260

20

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH AFRICA — (Continued)
#Gold Fields, Ltd. Sponsored ADR	5,716,550	$76,830,432
*Gold Reef Resorts, Ltd.	395,634	981,308
Grindrod, Ltd.	3,106,069	6,865,872
*Group Five, Ltd.	465,209	2,333,210
Harmony Gold Mining Co., Ltd.	2,923,251	28,494,641
#Harmony Gold Mining Co., Ltd. Sponsored ADR	1,392,939	13,609,014
*Highveld Steel and Vanadium Corp., Ltd.	191,670	2,135,257
Hudaco Industries, Ltd.	162,006	1,618,029
*Hulamin, Ltd.	882,088	1,262,233
*Iliad Africa, Ltd.	90,323	105,737
Illovo Sugar, Ltd.	1,208,771	4,756,106
Impala Platinum Holdings, Ltd.	181,958	5,102,971
Imperial Holdings, Ltd.	1,354,335	18,123,223
Investec, Ltd.	2,346,934	19,690,040
*JCI, Ltd.	4,289,448	—
JD Group, Ltd.	1,488,772	8,971,249
Lewis Group, Ltd.	1,180,721	9,842,461
Liberty Holdings, Ltd.	1,449,071	14,905,085
M Cubed Holdings, Ltd.	1,850,526	50,106
Medi-Clinic Corp., Ltd.	2,442,886	8,798,380
Merafe Resources, Ltd.	17,016,521	4,157,850
*Metair Investments, Ltd.	1,650,332	1,693,127
*Metorex, Ltd.	3,338,600	1,895,949
*Metropolitan Holdings, Ltd.	8,819,158	19,911,880
Mondi, Ltd.	1,322,281	9,265,695
Murray & Roberts Holdings, Ltd.	175,083	990,214
*Mvelaphanda Group, Ltd.	4,125,843	4,985,748
Nampak, Ltd.	5,935,508	14,583,445
Nedbank Group, Ltd.	2,742,434	49,542,334
#Northam Platinum, Ltd.	1,101,749	7,799,498
*Omnia Holdings, Ltd.	555,232	4,870,993
Palabora Mining Co., Ltd.	192,276	3,373,662
*Peregrine Holdings, Ltd.	1,366,171	2,372,112
*Pioneer Foods, Ltd.	30,507	162,431
PSG Group, Ltd.	1,192,717	4,534,295
*Randgold & Exploration Co., Ltd.	256,811	—
Redefine Properties, Ltd.	32,990	35,191
Reunert, Ltd.	345,609	2,688,043
Sanlam, Ltd.	28,700,406	93,412,980
*Sappi, Ltd.	3,781,281	15,785,346
#*Sappi, Ltd. Sponsored ADR	773,119	3,262,562
Sasol, Ltd. Sponsored ADR	704,259	28,628,128
*Sentula Mining, Ltd.	404,520	165,617
*Simmer & Jack Mines, Ltd.	1,049,068	189,062
Spur Corp., Ltd.	371,715	637,289
Standard Bank Group, Ltd.	1,147,053	17,440,616
Stefanutti Stocks Holdings, Ltd.	19,889	31,730
Steinhoff International Holdings, Ltd.	12,351,279	33,792,959
*Super Group, Ltd.	5,017,059	498,669
Telkom South Africa, Ltd.	2,104,916	10,458,530
*Telkom South Africa, Ltd. Sponsored ADR	5,288	106,183
*Tongaat-Hulett, Ltd.	193,812	2,710,322
*Trans Hex Group, Ltd.	34,840	17,271
Trencor, Ltd.	1,468,675	6,344,397
UCS Group, Ltd.	1,547,424	433,257
Value Group, Ltd.	976,777	475,425
*Zeder Investments, Ltd.	845,529	239,244

TOTAL SOUTH AFRICA		818,543,090

SOUTH KOREA — (11.3%)
#Aekyung Petrochemical Co., Ltd.	25,450	414,662

21

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Asia Cement Manufacturing Co., Ltd.	28,888	$1,317,225
#Asia Paper Manufacturing Co., Ltd.	34,410	432,263
*Asiana Airlines, Inc.	677,300	3,600,446
#*Basic House Co., Ltd. (The)	100,340	783,522
#Bing Grae Co., Ltd.	29,190	1,292,371
#*BNG Steel Co., Ltd.	55,130	549,932
*Boo Kook Securities Co., Ltd.	27,705	490,269
#Boryung Pharmaceutical Co., Ltd.	34,556	496,957
Busan Bank	917,340	9,762,797
BYC Co., Ltd.	810	112,804
Byuck San Corp.	10,472	98,977
*Byuck San Engineering and Construction Co., Ltd.	87,860	178,356
Cheil Industrial, Inc.	53,986	3,869,994
#*Chin Hung International, Inc.	1,522,360	720,863
#Chong Kun Dang Pharmaceutical Corp.	42,960	695,405
#Choongwae Pharmaceutical Corp.	53,015	874,022
#Chosun Refractories Co., Ltd.	10,390	528,649
#Chungho Comnet Co., Ltd.	24,590	224,564
#CJ Cheiljedang Corp.	37,817	7,520,227
#CJ Corp.	133,605	7,720,621
#*Cosmochemical Co., Ltd.	47,640	294,793
Crown Confectionery Co., Ltd.	3,342	250,423
Dae Dong Industrial Co., Ltd.	17,410	450,821
#*Dae Sang Corp.	158,432	1,123,129
#Dae Won Kang Up Co., Ltd.	318,816	772,066
*Daechang Co., Ltd.	9,700	18,191
Daeduck Electronics Co., Ltd.	246,280	1,318,161
#Daeduck Industries Co., Ltd.	128,410	1,281,379
Daegu Bank Co., Ltd.	883,822	11,681,735
*Daegu Department Store Co., Ltd.	55,901	586,692
#Daehan Flour Mills Co., Ltd.	8,122	1,076,395
#Daehan Steel Co., Ltd.	73,180	740,905
Daehan Synthetic Fiber Co., Ltd.	5,193	330,244
Daekyo Co., Ltd.	346,480	1,822,123
Daelim Industrial Co., Ltd.	187,104	10,627,017
Daelim Trading Co., Ltd.	31,734	122,734
#Daesang Holdings Co., Ltd.	113,486	333,084
#Daesung Industrial Co., Ltd.	9,562	709,767
#Daewoo Engineering & Construction Co., Ltd.	951,350	8,850,581
#*Daewoo Motor Sales Corp.	341,527	719,742
*Daewoong Co., Ltd.	17,680	292,873
Dahaam E-Tec Co., Ltd.	9,515	248,832
*Daishin Securities Co., Ltd.	304,361	4,050,691
*Daiyang Metal Co., Ltd.	77,290	95,355
#Daou Technology, Inc.	224,410	1,851,931
*DCM Corp.	1,010	7,433
Digital Power Communications Co., Ltd.	113,840	144,963
Dong Ah Tire Industrial Co., Ltd.	69,104	479,768
#*Dong Yang Gang Chul Co., Ltd.	159,370	558,486
Dongbang Agro Co., Ltd.	53,610	305,088
#Dongbu Corp.	73,520	432,559
#*Dongbu HiTek Co., Ltd.	143,654	1,081,757
#*Dongbu Securities Co., Ltd.	161,166	864,096
#Dongbu Steel Co., Ltd.	171,834	1,584,373
Dong-Il Corp.	6,537	333,265
#Dongil Industries Co., Ltd.	10,368	719,260
#Dongkuk Steel Mill Co., Ltd.	339,302	7,093,936
Dongwha Pharm Co., Ltd.	166,110	893,696
Dongwon F&B Co., Ltd.	13,886	574,577
#*Dongwon Systems Corp.	165,560	263,989
Dongyang Engineering & Construction Corp.	9,995	124,828

22

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Dongyang Express Bus Corp.	2,159	$52,520
#Dongyang Mechatronics Corp.	185,897	1,154,952
#Doosan Construction & Engineering Co., Ltd.	203,030	997,891
#*Eagon Industrial Co., Ltd.	29,120	305,154
#*e-Starco Co., Ltd.	170,050	118,018
*Eugene Investment & Securities Co., Ltd.	3,707,969	2,717,880
Fursys, Inc.	33,450	836,408
Gaon Cable Co., Ltd.	14,154	380,184
#Global & Yuasa Battery Co., Ltd.	50,280	1,279,930
*Golden Bridge Investment & Securities Co., Ltd.	21,530	43,094
Green Cross Holdings Corp.	9,276	753,775
GS Holdings Corp.	355,410	12,362,445
Gwangju Shinsegae Co., Ltd.	3,346	442,831
Halla Climate Control Corp.	219,060	2,940,550
Halla Engineering & Construction Corp.	91,861	1,459,286
#Han Kuk Carbon Co., Ltd.	137,700	871,036
#*Han Yang Securities Co., Ltd.	80,350	697,277
Hana Financial Group, Inc.	1,237,663	38,495,982
Handok Pharmaceuticals Co., Ltd.	18,150	232,477
Handsome Corp.	122,640	1,617,064
#Hanil Cement Manufacturing Co., Ltd.	32,489	2,040,317
*Hanil Construction Co., Ltd.	38,025	123,810
#Hanil E-Wha Co., Ltd.	163,890	941,624
#Hanjin Heavy Industries & Construction Co., Ltd.	279,094	6,907,805
#Hanjin Heavy Industries & Construction Holdings Co., Ltd.	91,460	1,049,564
#*Hanjin Shipping Co., Ltd.	314,880	9,233,184
#*Hanjin Shipping Holdings Co., Ltd.	60,709	1,072,384
#Hanjin Transportation Co., Ltd.	61,370	1,902,190
Hankook Cosmetics Co., Ltd.	110,860	394,589
Hankuk Electric Glass Co., Ltd.	4,100	147,464
Hankuk Glass Industries, Inc.	29,050	638,174
#Hankuk Paper Manufacturing Co., Ltd.	23,220	628,615
#*Hanmi Semiconductor Co., Ltd.	12,290	95,112
Hanshin Construction Co., Ltd.	24,880	231,788
#Hansol Chemical Co., Ltd.	51,607	603,141
Hansol Paper Co., Ltd.	265,034	2,697,652
Hanssem Co., Ltd.	45,510	496,080
#Hanwha Chemical Corp.	713,542	10,734,518
*Hanwha Non-Life Insurance Co., Ltd.	19,663	173,635
*Hanwha Securities Co., Ltd.	463,260	2,996,700
Hanwha Timeworld Co., Ltd.	9,000	124,999
Heung-A Shipping Co., Ltd.	106,352	105,014
#Hite Holdings Co., Ltd.	86,500	1,928,449
*HMC Investment Securities Co., Ltd.	118,451	2,127,238
#Honam Petrochemical Corp.	90,706	11,758,945
Hotel Shilla Co., Ltd.	67,520	1,353,870
#*Huneed Technologies	9,003	47,000
#Husteel Co., Ltd.	31,810	462,656
*Hwa Sung Industrial Co., Ltd.	44,200	242,730
Hwacheon Machine Tool Co., Ltd.	2,050	76,658
#Hwashin Co., Ltd.	86,940	596,874
#Hyosung T & C Co., Ltd.	151,548	10,757,279
#Hyundai Cement Co., Ltd.	32,875	321,664
Hyundai Development Co.	313,620	7,737,127
#Hyundai DSF Co., Ltd.	38,700	303,978
Hyundai Elevator Co., Ltd.	22,090	964,527
Hyundai H & S Co., Ltd.	30,444	2,634,168
Hyundai Hysco	270,550	4,614,670
#Hyundai Merchant Marine Co., Ltd.	332,911	8,125,041
Hyundai Mipo Dockyard Co., Ltd.	72,709	10,237,677
#Hyundai Motor Co., Ltd.	909,723	110,947,062

23

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	$190,720
*Hyundai Securities Co.	821,689	9,604,829
#Hyundai Steel Co.	358,229	29,213,247
#*Il Dong Pharmaceutical Co., Ltd.	25,184	713,096
*Iljin Electric Co., Ltd.	128,110	1,130,578
#Iljin Holdings Co., Ltd.	96,174	273,758
Ilshin Spinning Co., Ltd.	5,070	311,883
Ilsung Pharmaceutical Co., Ltd.	9,060	747,754
Industrial Bank of Korea, Ltd.	1,050,330	14,606,023
InziControls Co., Ltd.	27,640	81,638
IS Dongseo Co., Ltd.	47,710	347,059
#ISU Chemical Co., Ltd.	54,440	677,048
#IsuPetasys Co., Ltd.	196,240	536,968
#Jahwa Electronics Co., Ltd.	79,680	491,793
Jeil Pharmaceutical Co.	38,480	377,759
#Jeonbuk Bank, Ltd.	300,135	1,849,115
*Jinheung Mutual Savings Bank Co., Ltd.	144,760	519,593
#K.C. Tech Co., Ltd.	154,554	967,844
KB Financial Group, Inc. ADR	1,974,040	96,333,152
KCC Corp.	31,624	8,890,484
#*Keangnam Enterprises, Ltd.	66,230	464,933
#Keyang Electric Machinery Co., Ltd.	187,450	403,113
#KG Chemical Corp.	48,893	493,592
Kia Motors Corp.	1,211,070	29,550,015
#*KIC, Ltd.	69,340	522,365
#KISCO Corp.	29,571	963,264
KISWIRE, Ltd.	50,083	1,629,254
Kodenshi Korea Corp.	64,590	238,301
#Kolon Engineering & Construction Co., Ltd.	124,640	506,151
Kolon Industries, Inc. (6496539)	22,524	631,917
#*Kolon Industries, Inc. (B5TVWD5)	51,054	2,303,142
#*Korea Cast Iron Pipe Co., Ltd.	81,218	323,521
#*Korea Development Co., Ltd.	99,040	367,206
*Korea Development Leasing Corp.	15,732	428,240
#Korea Electric Terminal Co., Ltd.	42,160	667,357
#Korea Exchange Bank	1,542,990	18,833,058
#*Korea Express Co., Ltd.	55,848	3,133,471
#*Korea Flange Co., Ltd.	18,630	173,821
*Korea Investment Holdings Co., Ltd.	282,426	8,246,779
#Korea Iron & Steel Co., Ltd.	11,043	581,393
#*Korea Kolmar Co., Ltd.	20,300	87,317
#*Korea Komho Petrochemical Co., Ltd.	73,409	2,438,877
#*Korea Line Corp.	44,305	2,371,133
*Korea Mutual Savings Bank	19,600	197,285
#Korea Petrochemical Industry Co., Ltd.	25,400	1,045,017
*Korean Air Co., Ltd.	221,834	13,927,861
#Korean Air Terminal Service Co., Ltd.	12,340	468,938
#KP Chemical Corp.	304,576	2,570,571
KPX Chemical Co., Ltd.	10,134	456,574
#KPX Holdings Corp.	7,249	375,972
#*KTB Securities Co., Ltd.	392,760	1,319,462
#Kukdo Chemical Co., Ltd.	26,200	641,056
*Kumho Industrial Co., Ltd.	57,255	212,561
*Kumho Investment Bank	637,880	614,842
#*Kumho Tire Co., Inc.	286,360	934,152
#Kunsul Chemical Industrial Co., Ltd.	24,240	334,338
#Kwang Dong Pharmaceutical Co., Ltd.	312,960	815,678
#Kyeryong Construction Industrial Co., Ltd.	39,280	550,591
#*Kyobo Securities Co., Ltd.	131,490	1,160,861
Kyung Dong Navien Co., Ltd.	3,860	105,852
Kyung Nong Corp.	60,670	223,353

24

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#*Kyungbang Co., Ltd.	5,174	$537,906
Kyung-in Synthetic Corp.	152,760	450,919
#LG Display Co., Ltd.	444,000	18,882,641
#LG Display Co., Ltd. ADR	1,606,037	33,887,381
#LG Fashion Corp.	17,900	424,784
LG Telecom, Ltd.	247,730	1,868,599
Livart Furniture Co., Ltd.	16,020	122,415
#Lotte Chilsung Beverage Co., Ltd.	5,263	4,057,526
#Lotte Confectionary Co., Ltd.	5,117	5,652,068
#Lotte Midopa Co., Ltd.	124,640	1,283,563
#Lotte Sam Kang Co., Ltd.	6,861	1,670,541
#Lotte Shopping Co., Ltd.	57,358	16,268,507
*Meritz Securities Co., Ltd.	1,209,585	1,197,817
Mi Chang Oil Industrial Co., Ltd.	3,650	159,542
*Moorim P&P Co., Ltd.	23,927	177,012
Moorim Paper Co., Ltd.	57,710	448,148
Motonic Corp.	7,080	57,023
#*Namkwang Engineering & Construction Co., Ltd.	90,006	451,600
Namyang Dairy Products Co., Ltd.	3,303	1,587,416
#Nexen Corp.	8,800	357,937
*NH Investment & Securities Co., Ltd.	188,043	1,721,297
#Nong Shim Co., Ltd.	25,517	4,914,728
Nong Shim Holdings Co., Ltd.	13,419	769,986
Noroo Holdings Co., Ltd.	22,738	112,495
Noroo Paint Co., Ltd.	37,899	123,070
*ON*Media Corp.	484,150	1,460,436
#Ottogi Corp.	12,003	1,502,151
Pacific Corp.	24,304	2,793,642
Pacific Pharmaceutical Co., Ltd.	3,840	113,436
Pang Rim Co., Ltd.	15,040	194,347
*PaperCorea, Inc.	19,552	129,340
#Pohang Coated Steel Co., Ltd.	17,630	423,631
#*Poong Lim Industrial Co., Ltd.	74,350	128,619
#Poongsan Corp.	150,690	3,624,822
#Poongsan Holdings Corp.	31,568	668,926
POSCO	420	188,342
#POSCO ADR	957,832	107,430,437
Pulmuone Co., Ltd.	6,125	250,074
Pum Yang Construction Co., Ltd.	31,885	161,277
Pusan City Gas Co., Ltd.	65,770	1,184,210
#*S&T Daewoo Co., Ltd.	46,870	1,112,527
#S&T Dynamics Co., Ltd.	174,594	2,490,423
#S&T Holdings Co., Ltd.	52,273	619,974
*Sajo Industries Co., Ltd.	1,310	29,632
Sam Kwang Glass Industrial Co., Ltd.	19,870	851,421
Sam Yung Trading Co., Ltd.	14,352	63,813
#Sambu Construction Co., Ltd.	31,215	526,172
#*Samho International Co., Ltd.	12,120	26,850
Samhwa Crown & Closure Co., Ltd.	1,749	35,937
Samhwa Paints Industrial Co., Ltd.	48,610	203,908
#Samick Musical Instruments Co., Ltd.	621,710	601,382
Samsung Corp.	455,976	21,561,603
#Samsung Fine Chemicals Co., Ltd.	38,782	1,855,890
#Samsung SDI Co., Ltd.	212,545	28,316,321
#Samwhan Corp.	47,270	424,174
#Samyang Corp.	43,666	1,602,563
#Samyang Genex Co., Ltd.	13,685	808,141
Samyang Tongsang Co., Ltd.	8,060	173,044
#Samyoung Electronics Co., Ltd.	78,430	774,139
*SAVEZONE I&C Corp.	2,710	6,689
*SBS Media Holdings Co., Ltd.	290	718

25

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
SC Engineering Co., Ltd.	34,640	$161,454
#Seah Besteel Corp.	100,300	1,483,177
SeAH Holdings Corp.	12,561	688,257
#SeAH Steel Corp.	17,133	601,912
#Sebang Co., Ltd.	80,550	1,106,366
#Sejong Industrial Co., Ltd.	112,200	871,097
#*SH Chemical Co., Ltd.	528,345	238,691
*Shell-Line Co., Ltd.	17,510	182,763
#Shin Won Corp.	348,090	524,467
*Shin Young Securities Co., Ltd.	29,240	988,055
*Shin Young Wacoal, Inc.	273	27,006
#*Shinhan Engineering & Construction Co., Ltd.	23,320	155,189
Shinhan Financial Group Co., Ltd.	878,956	37,388,712
#Shinhan Financial Group Co., Ltd. ADR	755,534	64,326,165
Shinpoong Pharmaceutical Co., Ltd.	13,450	314,349
Shinsegae Engineering & Construction Co., Ltd.	8,470	103,207
*Shinsegae Information & Communication Co., Ltd.	3,159	164,837
#*Shinsung Holdings Co., Ltd.	79,589	337,855
*Shinsung Tongsang Co., Ltd.	342,500	179,826
#Silla Trading Co., Ltd.	26,403	277,218
#Sindo Ricoh Co., Ltd.	33,293	1,553,421
SJM Co., Ltd.	60,580	317,015
*SK Chemicals Co., Ltd.	41,114	1,910,804
#SK Co., Ltd.	182,809	14,375,401
#SK Energy Co., Ltd.	275,600	30,028,450
SK Gas Co., Ltd.	30,216	1,140,635
#SK Networks Co., Ltd.	499,940	4,975,761
#SKC Co., Ltd.	152,050	2,790,802
#*SL Corp.	89,640	688,605
#*Ssangyong Cement Industry Co., Ltd.	193,556	1,113,095
#*STX Corp.	184,397	3,160,938
#STX Engine Co., Ltd.	140,460	2,809,998
#STX Offshore & Shipbuilding Co., Ltd.	313,090	3,784,692
#STX Pan Ocean Co., Ltd.	691,950	8,149,041
Suheung Capsule Co., Ltd.	52,170	287,907
Sung Bo Chemicals Co., Ltd.	4,130	125,877
#*Sung Shin Cement Co., Ltd.	85,800	420,638
*Sunjin Co., Ltd.	7,650	261,834
#Tae Kwang Industrial Co., Ltd.	3,447	2,329,775
#Tae Kyung Industrial Co., Ltd.	98,860	458,043
#Taeyoung Engineering & Construction	310,360	1,344,169
#*Tai Han Electric Wire Co., Ltd.	170,057	1,694,318
Tai Lim Packaging Industries Co., Ltd.	176,930	225,836
*Tec & Co.	427,170	93,549
Telcoware Co., Ltd.	36,000	234,831
*Tong Kook Corp.	607	856
*Tong Yang Securities, Inc.	300,000	2,568,740
#TS Corp.	15,393	585,796
*Uangel Corp.	16,270	87,085
#Unid Co., Ltd.	32,400	1,156,353
*Union Steel Manufacturing Co., Ltd.	38,857	821,046
Wiscom Co., Ltd.	32,980	130,767
#*Woongjin Holdings Co., Ltd.	252,490	2,415,240
Woori Finance Holdings Co., Ltd.	1,541,952	24,462,892
#*Woori Finance Holdings Co., Ltd. ADR	6,502	316,322
#Woori Financial Co., Ltd.	65,220	530,838
*Woori Investment & Securities Co., Ltd.	659,420	9,636,029
YESCO Co., Ltd.	18,780	415,885
Yoosung Enterprise Co., Ltd.	109,715	228,753
#Youlchon Chemical Co., Ltd.	82,970	677,608
*Young Poong Mining & Construction Corp.	18,030	895

26

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
SOUTH KOREA — (Continued)
#Youngone Corp.	48,452	$1,428,402
Youngpoong Corp.	4,628	2,509,555
*Yuhwa Securities Co., Ltd.	28,680	375,849
*Zinus, Inc.	1,866	6,313

TOTAL SOUTH KOREA		1,184,584,109

TAIWAN — (11.2%)
*A.G.V. Products Corp.	3,642,429	1,409,390
*Abocom Systems, Inc.	340,752	130,120
*Acbel Polytech, Inc.	1,453,219	1,125,649
*Accton Technology Corp.	5,114,000	2,689,839
*Action Electronics Co., Ltd.	2,129,000	859,020
Advanced Semiconductor Engineering, Inc.	2,463,424	2,404,917
*Advancetek Enterprise Co., Ltd.	2,000	1,277
*Allis Electric Co., Ltd.	1,523,000	639,738
*Ambassador Hotel (The)	274,000	303,024
*Ampoc Far East Co., Ltd.	645,000	372,171
*Amtran Technology Co., Ltd.	1,845,693	2,006,154
*Arima Communication Corp.	2,339,000	1,024,044
*Arima Optoelectronics Corp.	1,045,000	290,705
Asia Cement Corp.	15,489,326	14,564,071
Asia Chemical Corp.	1,756,000	926,063
*Asia Optical Co, Inc.	1,854,000	3,242,171
*Asia Polymer Corp.	1,740,489	1,578,569
*Asia Vital Components Co., Ltd.	202,307	252,390
Asustek Computer, Inc.	14,748,422	28,438,248
AU Optronics Corp.	4,093,812	4,716,826
#AU Optronics Corp. Sponsored ADR	6,047,974	70,096,019
*Audix Co., Ltd.	1,122,164	891,347
*Aurora Systems Corp.	482,281	384,407
*Avision, Inc.	1,546,555	928,946
*Bank of Kaohsiung	4,018,926	1,378,416
*Bes Engineering Corp.	13,303,443	3,205,396
*Biostar Microtech International Corp.	77,595	57,076
*C Sun Manufacturing, Ltd.	233,837	153,598
*Cameo Communications, Inc.	1,601,000	914,017
*Capital Securities Corp.	393,000	185,317
*Carnival Industrial Corp.	2,813,000	831,127
Catcher Technology Co., Ltd.	1,421,326	3,749,799
*Cathay Chemical Works, Inc.	857,000	330,055
*Cathay Real Estate Development Co., Ltd.	8,146,421	3,310,450
*Central Reinsurance Co., Ltd.	2,477,781	1,302,174
*Chain Qui Development Co., Ltd.	1,077,173	1,041,302
*Champion Building Materials Co., Ltd.	2,472,040	1,851,211
Chang Hwa Commercial Bank	44,281,459	19,883,322
*Chang-Ho Fibre Corp.	192,000	141,122
*Charoen Pokphand Enterprises Co., Ltd.	1,690,000	813,257
*Cheng Loong Corp.	9,094,480	3,591,080
*Cheng Uei Precision Industry Co., Ltd.	235,620	454,742
*Chenming Mold Industrial Corp.	798,040	657,801
*Chia Hsin Cement Corp.	4,711,594	2,267,906
*Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	—
*Chien Kuo Construction Co., Ltd.	306,000	181,866
*Chien Shing Stainless Steel Co., Ltd.	2,280,000	571,858
*Chilisin Electronics Corp.	860,300	874,912
Chimei Innolux Corp.	31,012,740	45,274,211
*China Airlines, Ltd.	16,952,252	7,195,926
*China Chemical & Pharmaceutical Co.	480,264	319,745
*China Development Financial Holding Corp.	83,980,032	23,550,208
*China Electric Manufacturing Co., Ltd.	361,200	318,544
*China General Plastics Corp.	3,008,000	1,201,828

27

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*China Glaze Co., Ltd.	1,032,000	$845,420
*China Man-Made Fiber Co., Ltd.	10,798,813	3,014,909
*China Metal Products Co., Ltd.	1,379,399	1,942,652
*China Motor Co., Ltd.	6,039,749	4,281,294
*China Petrochemical Development Corp.	16,397,580	8,158,164
*China Rebar Co., Ltd.	439,188	—
*China Steel Structure Co., Ltd.	1,127,219	846,050
*China Synthetic Rubber Corp.	3,919,711	4,195,800
*China United Trust & Investment Corp.	493,999	—
*China Wire & Cable Co., Ltd.	2,541,000	961,708
Chinatrust Financial Holdings Co., Ltd.	58,023,946	32,769,819
*Chin-Poon Industrial Co., Ltd.	3,585,815	2,800,664
*Chipbond Technology Corp.	1,548,888	2,444,624
*Chun Yu Works & Co., Ltd.	2,106,000	725,009
*Chun Yuan Steel Industrial Co., Ltd.	3,877,191	1,673,831
*Chung Hsin Electric & Machinery Co., Ltd.	3,325,000	1,903,045
*Chung Hwa Pulp Corp.	4,942,419	2,518,935
*Chung Shing Textile Co., Ltd.	600	9
*Chungwa Picture Tubes Co., Ltd.	93,768,045	9,038,041
*CMC Magnetics Corp.	25,520,000	7,166,129
*Collins Co., Ltd.	1,894,823	939,741
Compal Electronics, Inc.	2,428,705	3,375,374
*Compeq Manufacturing Co., Ltd.	9,587,000	2,876,925
*Compex International Co., Ltd.	46,400	296
*Continental Holdings Corp.	5,097,848	1,919,542
*Cosmos Bank Taiwan	935,756	206,030
*Da-Cin Construction Co., Ltd.	805,579	479,158
*Delpha Construction Co., Ltd.	1,927,528	886,567
*Depo Auto Parts Industrial Co., Ltd.	50,000	125,170
*Der Pao Construction Co., Ltd.	1,139,000	29,803
*Diamond Flower Electric Instrument Co., Ltd.	69,280	83,328
*D-Link Corp.	1,911,780	1,839,548
*E.Sun Financial Holding Co., Ltd.	18,726,578	8,325,399
*Eastern Media International Corp.	8,183,399	2,270,574
*Eclat Textile Co., Ltd.	1,059,204	686,947
*Edom Technology Co., Ltd.	456,800	265,308
*Elite Material Co., Ltd.	102,237	114,599
*Elitegroup Computer Systems Co., Ltd.	6,985,066	2,894,017
*Enlight Corp.	1,184,549	44,225
*EnTie Commercial Bank	716,232	232,354
*Eva Airways Corp.	12,631,944	6,552,392
*Ever Fortune Industrial Co., Ltd.	409,000	4,307
*Everest Textile Co., Ltd.	3,553,002	747,280
*Evergreen International Storage & Transport Corp.	2,982,000	2,453,264
*Evergreen Marine Corp., Ltd.	10,415,527	6,658,414
*Everspring Industry Co.	1,341,180	530,554
Far Eastern Department Stores Co., Ltd.	6,787,064	6,058,003
*Far Eastern International Bank	11,997,514	3,897,965
*Federal Corp.	3,195,876	2,378,963
*First Copper Technology Co., Ltd.	2,596,750	1,239,774
First Financial Holding Co., Ltd.	54,279,360	29,881,210
*First Hotel	664,339	535,176
*First Insurance Co., Ltd. (The)	2,220,064	914,578
*First Steamship Co., Ltd.	215,717	374,930
Formosa Chemicals & Fiber Co., Ltd.	3,318,660	8,368,493
*Formosa Oilseed Processing	537,000	239,389
Formosa Taffeta Co., Ltd.	7,804,511	6,228,431
*Formosan Rubber Group, Inc.	2,180,000	1,840,362
*Formosan Union Chemical Corp.	976,078	475,584
*Fu I Industrial Co., Ltd.	290,400	80,697
*Fubon Financial Holding Co., Ltd.	33,546,000	40,895,260

28

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Fullerton Technology Co., Ltd.	299,000	$352,964
*Fwuson Industry Co., Ltd.	1,965,220	773,355
*G Shank Enterprise Co., Ltd.	792,880	758,953
*G.T.M. Corp.	1,458,000	936,737
*Getac Technology Corp.	3,167,065	2,427,909
*Giantplus Technology Co., Ltd.	1,697,000	947,235
*Giga-Byte Technology Co., Ltd.	5,303,287	5,861,415
Gold Circuit Electronics, Ltd.	4,266,865	1,601,380
*Goldsun Development & Construction Co., Ltd.	11,955,426	5,063,760
*Good Will Instrument Co., Ltd.	383,670	299,294
*Gordon Auto Body Parts	131,000	56,614
*Grand Pacific Petrochemical Corp.	6,971,000	3,294,704
*Great China Metal Industry Co., Ltd.	1,577,000	1,154,477
*Great Wall Enterprise Co., Ltd.	1,059,393	1,061,997
*Hannstar Board Corp.	1,864,000	1,687,094
*HannStar Display Corp.	42,108,000	8,667,144
*Helix Technology, Inc.	29,585	—
*Hey Song Corp.	3,929,000	3,274,962
*Hitron Technologies, Inc.	759,335	468,571
*Ho Tung Holding Corp.	4,274,467	2,299,829
*Hocheng Corp.	2,917,300	1,019,982
*Hold-Key Electric Wire & Cable Co., Ltd.	1,689,548	1,062,847
*Holystone Enterprise Co., Ltd.	1,325,000	2,003,091
*Hong Tai Electric Industrial Co., Ltd.	2,292,000	998,162
*Hsin Kuang Steel Co., Ltd.	1,584,124	1,651,929
*Hsing Ta Cement Co., Ltd.	2,071,980	664,419
*Hua Eng Wire & Cable Co., Ltd.	4,854,035	1,815,116
Hua Nan Financial Holding Co., Ltd.	9,346,258	5,483,836
*Hualon Corp.	257,040	8,858
*Hung Ching Development & Construction Co., Ltd.	1,838,468	1,174,938
*Hung Sheng Construction Co., Ltd.	4,484,000	2,608,176
*Hwa Fong Rubber Co., Ltd.	2,495,960	1,085,032
*Ichia Technologies, Inc.	3,181,260	1,640,596
*Inotera Memories, Inc.	3,280,070	2,315,184
*Inventec Appliances Corp.	267,000	237,260
Inventec Corp.	17,481,859	10,079,083
*Jui Li Enterprise Co., Ltd.	712,760	213,954
*K Laser Technology, Inc.	843,601	598,131
*Kang Na Hsiung Co., Ltd.	1,409,078	944,177
*Kao Hsing Chang Iron & Steel Corp.	2,196,000	672,261
*Kaulin Manufacturing Co., Ltd.	1,477,656	1,157,810
*Kee Tai Properties Co., Ltd.	1,025,236	517,888
*King Yuan Electronics Co., Ltd.	11,179,861	5,293,004
*Kingdom Construction Co., Ltd.	907,000	690,358
*King’s Town Bank	5,889,012	1,688,508
*Kinko Optical Co., Ltd.	734,131	701,747
*Kinpo Electronics, Inc.	12,274,375	3,728,560
*Kuoyang Construction Co., Ltd.	641,029	457,412
*Kwong Fong Industries Corp.	4,587,000	1,254,333
*L&K Engineering Co., Ltd.	516,000	609,091
*Lan Fa Textile Co., Ltd.	2,409,703	896,301
*Lead Data Co., Ltd.	2,542,457	635,912
*Lealea Enterprise Co., Ltd.	6,300,000	2,564,731
*Lee Chang Yung Chemical Industry Corp.	2,306,713	2,914,950
*Lee Chi Enterprises Co., Ltd.	1,708,900	748,398
*Lelon Electronics Corp.	43,000	26,809
*Leofoo Development Co., Ltd.	1,948,000	1,107,389
*Li Peng Enterprise Co., Ltd.	4,587,712	2,510,983
*Lian Hwa Foods Corp.	157,000	80,127
*Lien Chang Electronic Enterprise Co., Ltd.	623,000	416,391
*Lien Hwa Industrial Corp.	4,770,640	2,723,986

29

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Lingsen Precision Industries, Ltd.	2,580,480	$1,624,401
*Lite-On Semiconductor Corp.	649,000	448,588
Lite-On Technology Corp.	10,817,645	14,356,918
*Long Bon International Co., Ltd.	2,069,301	1,041,179
*Long Chen Paper Co., Ltd.	4,588,369	1,616,045
*Lucky Cement Corp.	3,099,000	803,020
Macronix International Co., Ltd.	25,770,028	17,135,704
*Marketech International Corp.	775,000	417,092
*Masterlink Securities Corp.	10,191,000	4,046,767
*Mayer Steel Pipe Corp.	988,364	762,937
*Maywufa Co., Ltd.	192,264	106,071
Mega Financial Holding Co., Ltd.	72,828,000	42,532,541
*Megamedia Corp.	782	6
*Meiloon Co., Ltd.	1,124,352	465,199
*Mercuries & Associates, Ltd.	3,533,829	1,811,177
*Mercuries Data Co., Ltd.	649,800	189,280
*Merry Electronics Co., Ltd.	175,000	334,163
*Microelectronics Technology, Inc.	3,068,123	1,957,015
*Micro-Star International Co., Ltd.	8,972,985	5,569,104
*Mitac International Corp.	10,642,000	4,941,871
*Mobiletron Electronics Co., Ltd.	96,000	80,952
*Mustek Systems, Inc.	210,074	53,485
*Nantex Industry Co., Ltd.	1,576,231	1,126,742
*New Asia Construction & Development Co., Ltd.	1,011,542	231,717
*Nien Hsing Textile Co., Ltd.	3,935,000	2,294,316
*Ocean Plastics Co., Ltd.	7,776	5,546
*Optimax Technology Corp.	3,466,000	351,066
*Orient Semiconductor Electronics, Ltd.	380,276	118,228
*Oriental Union Chemical Corp.	3,567,225	3,085,056
*Pacific Construction Co., Ltd.	4,079,256	670,752
*Pan Jit International, Inc.	2,473,818	2,468,796
*Phihong Technology Co., Ltd.	2,254,661	2,453,218
*Picvue Electronics, Ltd.	241,600	—
*Plotech Co., Ltd.	761,000	572,266
*Polaris Securities Co., Ltd.	14,907,502	7,432,454
*Potrans Electrical Corp.	1,139,000	158,467
Pou Chen Corp.	16,094,724	13,775,256
*Powercom Co., Ltd.	209,000	227,875
*President Securities Corp.	4,456,875	2,678,970
*Prince Housing & Development Corp.	4,552,737	2,082,332
*Procomp Informatics, Ltd.	391,440	—
*Prodisc Technology, Inc.	6,185,157	108,031
*Promate Electronic Co., Ltd.	282,000	240,400
*Qisda Corp.	7,579,952	4,480,711
*Quintain Steel Co., Ltd.	2,637,250	879,417
*Radiant Opto-Electronics Corp.	3,205,000	4,836,598
*Radium Life Tech Corp.	1,254,865	1,114,321
*Ralec Electronic Corp.	383,163	892,065
*Rechi Precision Co., Ltd.	2,962,000	1,346,559
*Ritek Corp.	24,762,622	6,666,629
*Sainfoin Technology Corp.	835,498	—
*Sampo Corp.	7,542,684	1,216,376
*Sanyang Industrial Co., Ltd.	6,581,268	2,717,563
*Sanyo Electric Co., Ltd.	368,000	357,808
*Sheng Yu Steel Co., Ltd.	1,716,000	1,280,034
*Shihlin Electric & Engineering Corp.	3,104,000	3,757,339
*Shin Kong Financial Holding Co., Ltd.	21,770,021	8,364,275
*Shinkong Co., Ltd.	2,182,412	2,143,212
*Shinkong Synthetic Fibers Co., Ltd.	11,044,342	4,514,743
*Sigurd Microelectronics Corp.	3,015,608	2,455,222
*Silicon Integrated Systems Corp.	6,006,165	3,902,942

30

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Sinbon Electronics Co., Ltd.	1,402,000	$1,104,421
*Sincere Navigation Corp.	538,692	696,559
*Sinkang Industries Co., Ltd.	806,669	575,791
*Sinon Corp.	3,486,877	1,539,514
*SinoPac Holdings Co., Ltd.	63,420,809	21,569,877
*Siward Crystal Technology Co., Ltd.	933,875	434,953
*Solomon Technology Corp.	1,364,950	644,424
*South East Soda Manufacturing Co., Ltd.	927,500	949,043
*Southeast Cement Co., Ltd.	3,208,700	1,211,694
*SPI Electronic Co., Ltd.	272,500	362,923
*Spirox Corp.	864,661	807,737
*Springsoft, Inc.	1,312,000	1,373,784
*Standard Chemical & Pharmaceutical Co., Ltd.	155,310	137,255
*Star Travel Taiwan Co., Ltd.	275,460	224,759
*Stark Technology, Inc.	827,200	836,334
*Sunonwealth Electric Machine Industry Co., Ltd.	728,421	618,968
*Sunplus Technology Co., Ltd.	4,538,620	4,185,905
*Sweeten Construction Co., Ltd.	625,000	329,870
*Sysware Systex Corp.	828,801	1,257,594
*T JOIN Transportation Co., Ltd.	2,108,000	1,595,684
*Ta Chen Stainless Pipe Co., Ltd.	2,846,864	2,117,968
*Ta Chong Bank, Ltd.	15,753,906	3,239,625
*Ta Ya Electric Wire & Cable Co., Ltd.	5,559,732	1,631,110
*Ta Yih Industrial Co., Ltd.	70,000	131,031
*Tah Hsin Industrial Corp.	1,452,000	1,054,480
*Ta-I Technology Co., Ltd.	700,195	917,681
*Taichung Commercial Bank	10,428,754	2,817,774
*Tainan Enterprises Co., Ltd.	773,850	932,772
*Tainan Spinning Co., Ltd.	10,204,000	4,489,232
*Taishin Financial Holdings Co., Ltd.	44,005,763	16,980,359
*Taisun Enterprise Co., Ltd.	2,370,721	961,315
*Taita Chemical Co., Ltd.	2,190,400	883,626
*Taiwan Business Bank	29,207,549	7,821,590
Taiwan Cement Corp.	27,918,741	25,088,745
*Taiwan Cogeneration Corp.	2,919,000	1,602,537
Taiwan Cooperative Bank	35,741,902	21,776,479
*Taiwan Flourescent Lamp Co., Ltd.	756,000	71,890
*Taiwan Fu Hsing Industrial Co., Ltd.	630,000	414,634
Taiwan Glass Industrial Corp.	8,054,803	7,501,479
*Taiwan International Securities Corp.	2,598,000	851,377
*Taiwan Kai Yih Industrial Co., Ltd.	1,033,059	1,095,838
*Taiwan Kolin Co., Ltd.	5,797,000	—
*Taiwan Mask Corp.	2,805,000	1,131,516
*Taiwan Paiho Co., Ltd.	1,557,000	1,412,032
*Taiwan Pulp & Paper Corp.	2,594,000	1,045,149
*Taiwan Sakura Corp.	1,660,869	1,230,526
*Taiwan Sogo Shinkong Security Co., Ltd.	1,356,205	1,020,938
*Taiwan Styrene Monomer Corp.	4,013,856	1,973,476
*Taiwan Tea Corp.	5,604,092	3,140,920
*Taiyen Biotech Co., Ltd.	1,858,000	1,177,961
*Tatung Co., Ltd.	36,958,000	7,593,849
*Teapo Electronic Corp.	2,496,670	647,131
*Teco Electric & Machinery Co., Ltd.	17,546,834	7,786,502
*Tecom, Ltd.	805,753	285,415
*Test-Rite International Co., Ltd.	1,786,331	1,057,341
*Ton Yi Industrial Corp.	7,349,810	3,176,338
*Tong-Tai Machine & Tool Co., Ltd.	185,000	187,198
*Topco Scientific Co., Ltd.	583,000	762,713
*Tsann Kuen Enterprise Co., Ltd.	804,640	1,909,028
Tung Ho Steel Enterprise Corp.	2,878,769	3,103,170
*TYC Brother Industrial Co., Ltd.	1,596,047	1,226,224

31

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TAIWAN — (Continued)
*Tycoons Group Enterprise Co., Ltd.	4,126,000	$926,043
*Tze Shin International Co., Ltd.	981,664	472,687
*Unimicron Technology Corp.	8,508,363	12,782,929
*Union Bank of Taiwan	9,462,577	1,769,619
*Unitech Electronics Co., Ltd.	1,249,739	815,326
*Unitech Printed Circuit Board Corp.	3,531,265	1,353,975
*United Integration Service Co., Ltd.	1,578,000	1,533,639
*United Microelectronics Corp.	106,490,069	53,577,131
*Universal Cement Corp.	4,607,551	2,284,132
*Universal Microelectronics Co., Ltd.	927,491	670,192
*Universal, Inc.	46,660	35,842
*UPC Technology Corp.	5,452,437	3,481,188
*USI Corp.	5,184,000	3,829,976
*U-TECH Media Corp.	1,760,799	919,900
*Ve Wong Corp.	1,334,600	1,069,160
*Waffer Technology Co., Ltd.	1,507,000	380,216
*Wah Lee Industrial Corp.	16,000	24,038
*Walsin Lihwa Corp.	24,665,412	10,787,528
*Walsin Technology Corp., Ltd.	4,730,876	3,049,747
*Walton Advanced Engineering, Inc.	1,960,000	1,031,919
*Wan Hai Lines Co., Ltd.	2,462,000	1,523,609
*Wan Hwa Enterprise Co., Ltd.	723,919	379,733
*Waterland Financial Holdings	22,240,080	7,105,135
*Wei Chih Steel Industrial Co., Ltd.	1,615,898	481,562
*Weikeng Industrial Co., Ltd.	1,380,000	1,018,243
*Wellypower Optronics Corp.	1,160,000	1,252,269
*Winbond Electronics Corp.	29,524,000	8,501,569
*Wintek Corp.	9,465,000	7,880,482
*Wistron NeWeb Corp.	360,950	646,579
*WT Microelectronics Co., Ltd.	2,215,000	2,736,026
*WUS Printed Circuit Co., Ltd.	3,176,928	1,398,515
*Yageo Corp.	26,995,840	12,942,119
*Yang Ming Marine Transport Corp.	12,943,615	5,291,528
*Yeung Cyang Industrial Co., Ltd.	951,667	798,077
*Yieh Phui Enterprise Co., Ltd.	9,876,177	3,927,970
*Yosun Industrial Corp.	2,450,043	4,030,675
Yuanta Financial Holding Co., Ltd.	9,714,422	5,792,148
*Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,506,018	4,272,939
Yulon Motor Co., Ltd.	11,058,572	12,843,949
*Yulon Nissan Motor Co., Ltd.	348,000	1,052,039
*Yung Chi Paint & Varnish Manufacturing Co., Ltd.	84,687	130,815
*Yung Tay Engineering Co., Ltd.	3,582,000	3,326,045
*Zenitron Corp.	1,529,000	1,103,390
*Zig Sheng Industrial Co., Ltd.	4,011,378	2,114,037
*Zippy Technology Corp.	343,000	286,404
*Zyxel Communication Corp.	4,187,000	2,897,138

TOTAL TAIWAN		1,174,644,576

THAILAND — (1.8%)
*Aapico Hitech PCL (Foreign)	539,800	147,650
*Asia Plus Securities PCL (Foreign)	7,008,500	389,903
Ayudhya Insurance PCL (Foreign)	228,500	128,180
Bangchak Petroleum PCL (Foreign)	4,839,900	2,079,265
Bangkok Bank PCL (Foreign)	4,648,200	17,239,499
Bangkok Bank PCL (Foreign) NVDR	4,490,900	16,170,294
*Bangkok Expressway PCL (Foreign)	4,439,200	2,593,135
*Bangkok First Investment & Trust PCL (Foreign)	521,300	63,481
Bangkok Insurance PCL (Foreign)	131,820	814,835
*Bangkokland PCL (Foreign)	78,669,103	1,215,718
Bank of Ayudhya PCL (Foreign)	16,269,800	9,956,484
Cal-Comp Electronics (Thailand) PCL (Foreign)	15,897,600	1,474,047

32

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
THAILAND — (Continued)
Capital Nomura Securities PCL (Foreign)	478,400	$450,972
Capital Nomura Securities PCL (Foreign) NVDR	45,000	42,420
*Central Plaza Hotel PCL (Foreign)	6,525,000	774,409
Charoen Pokphand Foods PCL (Foreign)	11,084,940	5,310,356
Delta Electronics (Thailand) PCL (Foreign)	4,830,100	3,224,545
Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,337,963
*Erawan Group PCL (Foreign)	4,288,950	286,328
*G J Steel PCL (Foreign)	214,856,100	1,261,711
*G Steel PCL (Foreign)	24,000,300	304,130
Hana Microelectronics PCL (Foreign)	1,555,000	1,143,842
Hermraj Land & Development PCL (Foreign)	64,383,100	1,790,907
*ICC International PCL (Foreign)	2,710,500	3,392,837
IRPC PCL (Foreign)	70,616,800	9,646,925
*Italian-Thai Development PCL (Foreign) NVDR	27,016,800	2,204,431
*Jasmine International PCL (Foreign)	6,917,600	91,935
Kasikornbank PCL (Foreign)	1,193,700	3,477,244
*Kasikornbank PCL (Foreign) NVDR	164,500	458,851
*Kiatnakin Finance PCL (Foreign)	3,374,300	2,789,755
Krung Thai Bank PCL (Foreign)	38,800,700	14,750,382
*Laguna Resorts & Hotels PCL (Foreign)	1,342,400	1,628,472
*Loxley PCL (Foreign)	3,313,700	154,650
*MBK Development PCL (Foreign)	888,800	2,046,534
*Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,157,741
Polyplex PCL (Foreign)	5,424,000	1,114,808
Precious Shipping PCL (Foreign)	3,801,600	2,185,435
PTT Aromatics & Refining PCL (Foreign)	9,765,716	8,375,788
PTT Chemical PCL (Foreign)	5,063,910	16,198,878
*Regional Container Lines PCL (Foreign)	5,884,700	2,273,489
Rojana Industrial Park PCL (Foreign)	322,500	87,216
*Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,714,134
*Saha Pathanapibul PCL (Foreign)	1,594,833	1,195,324
Saha-Union PCL (Foreign)	2,976,400	2,171,010
*Sahaviriya Steel Industries PCL (Foreign)	68,900,700	3,322,055
Sansiri PCL (Foreign)	9,982,900	1,394,613
*Serm Suk PCL (Foreign) NVDR	39,000	34,655
*Shinawatra Satellite PCL (Foreign)	5,868,900	899,698
Siam City Bank PCL (Foreign)	5,850,600	5,786,407
Siam Commercial Bank PCL (Foreign)	1,106,800	2,805,056
Sri Trang Agro Industry PCL (Foreign)	777,600	1,135,577
*Supalai PCL (Foreign)	4,009,266	916,970
*Tata Steel (Thailand) PCL (Foreign)	34,371,400	1,869,685
Thai Oil PCL (Foreign)	2,420,800	3,516,538
*Thai Plastic & Chemicals PCL (Foreign)	3,787,100	2,095,166
Thai Rayon PCL (Foreign)	165,000	402,874
*Thai Stanley Electric (Thailand) PCL (Foreign)	136,700	553,476
Thai Union Frozen Products PCL (Foreign)	411,500	483,295
*Thai Wacoal PCL (Foreign)	93,300	121,113
*Thanachart Capital PCL (Foreign)	6,307,800	4,425,500
Thoresen Thai Agencies PCL (Foreign)	2,869,200	2,092,818
*Ticon Industrial Connection PCL (Foreign)	607,000	177,288
*Tisco Financial Group PCL (Foreign)	1,041,700	837,095
#*Total Access Communication PCL (Foreign) ADR	1,264,380	1,403,462
TPI Polene PCL (Foreign)	9,987,124	2,531,121
*Tycoons Worldwide Group PCL (Foreign)	1,243,300	190,597
Univentures PCL (Foreign)	3,481,400	221,656
*Vanachai Group PCL (Foreign)	2,169,700	276,284
*Vinythai PCL (Foreign)	5,239,317	1,246,878

TOTAL THAILAND		184,055,790

TURKEY — (2.2%)
*Adana Cimento Sanayii Ticaret A.S. Class A	140,000	519,882

33

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Adana Cimento Sanayii Ticaret A.S. Class C	554,691	$242,066
*Advansa Sasa Polyester Sanayi A.S.	779,364	433,550
Akbank T.A.S.	1	4
*Akcansa Cimento Sanayi ve Ticaret A.S.	317,432	1,690,931
*Akenerji Elektrik Uretim A.S.	2,400	6,485
*Akenerji Elektrik Uretim A.S. I-10 Shares	11,404	28,958
*Aksa Akrilik Kimya Sanayii A.S.	1,424,767	2,664,806
*Aksigorta A.S.	1,324,168	1,819,231
*Alarko Holding A.S.	1,013,092	2,531,755
*Alternatifbank A.S.	1	1
*Altinyildiz Mensucat ve Konfeksiyon Fabrikalari A.S.	10,001	49,822
Anadolu Anonim Turk Sigorta Sirketi A.S.	2,512,298	2,356,532
*Anadolu Cam Sanayii A.S.	1,486,817	2,212,085
*Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	1	5
Arcelik A.S.	1,552,149	6,878,094
*Aselsan Elektronik Sanayi Ve Ticaret A.S.	7,796	69,595
*Ayen Enerji A.S.	415,323	855,422
Aygaz A.S.	1,118,602	4,900,769
*Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	1	3
*Bati Anabolu Cimento A.S.	280,524	1,464,648
*Bolu Cimento Sanayii A.S.	787,034	1,089,630
*Borusan Mannesmann Boru Sanayi A.S.	30,697	349,904
*Cemtas Celik Makina Sanayi ve Ticaret A.S.	1	1
*Cimsa Cimento Sanayi ve Ticaret A.S.	518,069	3,058,409
*Dentas Ambalaj ve Kagit Sanayi A.S.	—	—
*Deva Holding A.S. (B03MR90)	35,166	78,668
*Deva Holding A.S. (B626427)	8,792	19,489
*Dogan Gazetecilik A.S.	515,628	1,105,211
Dogan Sirketler Grubu Holdings A.S.	9,540,148	7,128,903
*Dogan Yayin Holding A.S.	2,881,725	2,758,488
*Dogus Otomotiv Servis ve Ticaret A.S.	361,637	1,566,852
*EGE Seramik Sanayi ve Ticaret A.S.	410,796	406,563
*EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	1,801,852	3,292,970
Enka Insaat ve Sanayi A.S.	1	5
*Eregli Demir ve Celik Fabrikalari Turk A.S.	7,385,547	23,146,490
*Finans Fin Kirala T.A.S.	261,187	572,448
*Fortis Bank A.S.	1	1
*Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.	2,246	253,607
*Gentas Clenel Metal Sanayi ve Ticaret A.S.	247,933	261,089
*Global Yatirim Holding A.S.	2,295,251	1,288,646
*Goldas Kuyumculuk Sanayi A.S.	552,019	437,973
*Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,261,391
*Goodyear Lastikleri T.A.S.	124,529	1,481,652
*GSD Holding A.S.	2,497,284	1,993,442
*Gubre Fabrikalari Ticaret A.S.	1	6
*Gunes Sigorta A.S.	439,694	650,699
*Haci Omer Sabanci Holding A.S.	948,114	4,394,725
*Hektas Ticaret T.A.S.	1	—
*Hurriyet Gazetecilik ve Matbaacilik A.S.	2,245,783	2,478,947
*Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	575,000	419,442
*Ihlas Holding A.S.	3,918,431	1,859,386
*Is Yatirim Menkul Degerler A.S.	160,862	371,920
*Isiklar Yatirim Holding A.S.	388,439	529,569
*Izmir Demir Celik Sanayii A.S.	796,660	1,307,673
*Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.	2,360,622	1,767,464
*Koc Holding A.S. Series B	5,412,771	20,944,324
*Konya Cimento Sanayii A.S.	6,740	554,979
*Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	1,257,505	2,937,722
*Mardin Cimento Sanayii ve Ticaret A.S.	—	1
*Marmaris Marti Otel Isletmeleri A.S.	190,283	189,259
*Marshall Boya ve Vernik Sanayii A.S.	27,296	365,078

34

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
TURKEY — (Continued)
*Medya Holdings A.S.	33,508	$—
*Menderes Tekstil Sanayi ve Ticaret A.S.	1	—
*Net Turizm Ticaret ve Sanayi A.S.	2,067,073	1,450,657
*Nortel Networks Netas Telekomuenikasyon A.S.	67,409	2,685,696
*Park Elektrik Madencilik Sanayi Ve Ticaret A.S.	94,308	196,714
*Petkim Petrokimya Holding A.S.	904,477	7,167,063
*Pinar Entegre Et ve Un Sanayi A.S.	231,479	967,965
*Pinar Sut Mamulleri Sanayii A.S.	178,141	1,090,035
*Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,109
*Sabah Yayincilik A.S.	31,938	81,529
*Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	649,929	1,523,458
*Sekerbank T.A.S.	1,552,724	2,668,125
*Soda Sanayii A.S.	348,154	437,798
*Tat Konserve Sanayii A.S.	—	—
*Tekfen Holding A.S.	1,437,073	5,133,983
*Tekstil Bankasi A.S.	1,116,413	911,501
*Tire Kutsan Oluklu Mukavva Kutu Ve Kagit Sanayii A.S.	1	1
Tofas Turk Otomobil Fabrikasi A.S.	1,022,227	4,285,475
*Trakya Cam Sanayii A.S.	2,301,706	3,688,011
*Turcas Petrol A.S.	436,200	1,618,439
*Turk Ekonomi Bankasi A.S.	2,246,859	3,685,643
Turk Hava Yollari A.S.	3,599,632	11,898,499
*Turk Sise ve Cam Fabrikalari A.S.	4,183,331	5,668,294
Turkiye Garanti Bankasi A.S.	468,351	2,268,942
Turkiye Is Bankasi A.S.	4,921,910	17,093,875
*Turkiye Sinai Kalkinma Bankasi A.S.	2,955,458	4,593,115
*Turkiye Vakiflar Bankasi T.A.O.	7,707,611	20,404,609
*Ulker Biskuvi Sanayi A.S.	1,028,681	2,596,770
*Uzel Makina Sanayii A.S.	250,039	131,016
*Uzel Makina Sanayii A.S. I-10 Shares	25,004	13,102
*Vestel Beyaz Esya Sanayi ve Ticaret A.S.	546,941	1,698,105
*Vestel Elektronik Sanayi ve Ticaret A.S.	1,086,476	1,871,818
*Yapi ve Kredi Bankasi A.S.	3,784,468	10,824,021

TOTAL TURKEY		235,705,038

TOTAL COMMON STOCKS		9,190,349,261

PREFERRED STOCKS — (5.1%)
BRAZIL — (5.1%)
Banco Alfa de Investimento SA	61,726	247,153
Banco Bradesco SA Sponsored ADR	383,642	7,143,414
Banco Cruzeiro do Sul SA	10,000	61,614
Banco do Estado do Rio Grande do Sul SA	1,367,933	10,529,523
*Braskem SA Preferred A	1,479,200	10,569,057
#*Braskem SA Preferred A Sponsored ADR	306,860	4,372,755
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	359,221	12,225,810
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	12,781	875,626
*Companhia de Tecidos Norte de Minas	899,675	2,691,391
Confab Industrial SA	3,394,571	8,592,615
Forjas Taurus SA	675,391	2,226,372
Gerdau SA	2,445,084	40,173,507
#Gerdau SA Sponsored ADR	4,348,258	71,311,431
Gol Linhas Aereas Inteligentes SA	256,900	3,380,010
*Inepar Industria e Construcoes SA	117,532	398,253
Investimentos Itau SA	3,314,403	22,900,032
Itau Unibanco Holding SA ADR	102,135	2,214,287
Klabin SA	5,296,604	16,545,698
Mahle-Metal Leve SA Industria e Comercio	4,000	59,830
*Mangels Industrial SA	3,600	19,489
Marcopolo SA	1,886,030	8,918,836
Metalurgica Gerdau SA	4,022,600	79,167,638
#Petroleo Brasileiro SA ADR	896,515	34,013,779

35

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††
BRAZIL — (Continued)
Randon e Participacoes SA	918,750	$5,121,638
Sao Paulo Alpargatas SA	874,000	3,097,276
Suzano Papel e Celullose SA	1,964,839	25,059,963
Telemar Norte Leste SA	549,500	14,541,637
Ultrapar Participacoes SA	170,741	8,049,604
#Ultrapar Participacoes SA Sponsored ADR	357,144	16,832,197
*Uniao de Industrias Petroquimicas SA Series B	7,370,473	3,010,520
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	115,903,022
*Vale SA Series B	239,144	—
Whirlpool SA	72,600	141,587

TOTAL BRAZIL		530,395,564

INDIA — (0.0%)
*Ispat Industries, Ltd.	1,463,759	99,181

MALAYSIA — (0.0%)
*Malayan United Industries Berhad A1	1,526,067	86,259
*Malayan United Industries Berhad A2	1,526,067	81,467

TOTAL MALAYSIA		167,726

TOTAL PREFERRED STOCKS		530,662,471

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Companhia Brasileira de Distribuicao Grupo Pao de Acucar Warrants	1,565	—

CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	1,821,079	16,418
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	110,368	2,559
*Kingboard Chemical Holdings, Ltd. Warrants 10/31/12	332,750	98,572

TOTAL CHINA		117,549

INDONESIA — (0.0%)
*PT Intiland Development Tbk Warrants 04/13/12	81,500	1,989

MALAYSIA — (0.0%)
*KPJ Healthcare Berhad Warrants 01/10/15	635,073	279,197
*Media Prima Berhad Warrants 12/31/14	57,521	11,831
*OSK Holdings Berhad Warrants 09/30/12	93,339	3,664
*Sarawak Oil Palms Berhad Warrants 01/19/11	53,568	31,456

TOTAL MALAYSIA		326,148

SOUTH AFRICA — (0.0%)
*Metorex, Ltd. Rights 04/16/10	1,109,517	103,644

SOUTH KOREA — (0.0%)
*Daiyang Metal Co., Ltd. Rights 05/14/10	45,355	24,757

THAILAND — (0.0%)
*Bangkokland PCL (Foreign) NVDR Warrants 05/02/13	15,090,426	55,968
*Sansiri PCL (Foreign) Warrants 01/20/15	4,991,450	120,332

TOTAL THAILAND		176,300

TOTAL RIGHTS/WARRANTS		750,387

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.0%)

36

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Face Amount
	(000)	Value†
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,075,000 FHLMC 6.04%(r), 11/01/36, valued at $4,206,303) to be repurchased at $4,142,066	$4,142	$4,142,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund	755,006,086	$755,006,086
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $961,810)to be repurchased at $942,966	$943	942,951

TOTAL SECURITIES LENDING COLLATERAL		755,949,037

TOTAL INVESTMENTS — (100.0%) (Cost $8,185,035,515)		$10,481,853,156

37

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:	/s/ David G. Booth
David G. Booth Chairman, Trustee, President and Co-Chief Executive Officer

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth Principal Executive Officer Dimensional Emerging Markets Value Fund

Date: July 2, 2010

By:	/s/ David R. Martin
David R. Martin Principal Financial Officer Dimensional Emerging Markets Value Fund

Date: July 2, 2010